HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.64%
	Aerospace & Defense — 1.45%
3,065	HEICO Corp.	$386
1,057	L3Harris Technologies, Inc.	214
5,411	Lockheed Martin Corp.	1,999
747	Northrop Grumman Corp.	242
18,437	Raytheon Technologies Corp.	1,425
5,330	Spirit Aerosystems Holdings, Inc., Class - A	259
200	Teledyne Technologies, Inc.(a)	83
8,457	The Boeing Co.(a)	2,154
4,528	TransDigm Group, Inc.(a)	2,662
		9,424

	Air Freight & Logistics — 0.69%
305	Expeditors International of Washington, Inc.	33
4,786	FedEx Corp.	1,359
16,845	United Parcel Service, Inc., Class - B	2,863
1,886	XPO Logistics, Inc.(a)	233
		4,488

	Airlines — 0.29%
2,805	Alaska Air Group, Inc.(a)	194
2,097	Copa Holdings SA, Class - A(a)	169
14,331	Delta Air Lines, Inc.(a)	693
9,365	JetBlue Airways Corp.(a)	190
10,506	Southwest Airlines Co.(a)	641
		1,887

	Auto Components — 0.45%
585	Gentex Corp.	21
12,500	Lear Corp.	2,265
37,827	The Goodyear Tire & Rubber Co.(a)	665
		2,951

	Automobiles — 1.31%
7,064	General Motors Co.(a)	406
12,130	Tesla, Inc.(a)	8,102
		8,508

	Banks — 4.54%
232,714	Bank of America Corp.	9,004
16,687	Bank OZK	682
18,854	Citigroup, Inc.	1,372
1,826	Citizens Financial Group, Inc.	81
15,989	Comerica, Inc.	1,147
596	Commerce Bancshares, Inc.	46
1,552	Cullen/Frost Bankers, Inc.	169
3,013	East West Bancorp, Inc.	222
13,076	Fifth Third Bancorp	490
6,815	First Hawaiian, Inc.	187
1,892	First Republic Bank	315
28,944	Huntington Bancshares, Inc.	455
52,407	JPMorgan Chase & Co.	7,978
17,314	KeyCorp	346
2,282	M&T Bank Corp.	346
10,303	People's United Financial, Inc.	184
8,270	PNC Financial Services Group, Inc.	1,451
710	SVB Financial Group(a)	350
42,174	Synovus Financial Corp.	1,929
4,090	TCF Financial Corp.	190
32,258	Truist Financial Corp.	1,881
9,426	Umpqua Holdings Corp.	165
9,321	Zions Bancorp NA	512
		29,502

Shares	Security Description	Value (000)

	Beverages — 1.60%
7,189	Brown-Forman Corp., Class - B	$496
2,846	Constellation Brands, Inc., Class - A	649
6,891	Keurig Dr Pepper, Inc.	237
4,530	Monster Beverage Corp.(a)	413
28,839	PepsiCo, Inc.	4,079
85,987	The Coca-Cola Co.	4,532
		10,406

	Biotechnology — 2.43%
34,760	AbbVie, Inc.	3,762
8,886	Agios Pharmaceuticals, Inc.(a)	459
3,793	Alexion Pharmaceuticals, Inc.(a)	580
2,223	Alnylam Pharmaceuticals, Inc.(a)	314
16,160	Amgen, Inc.	4,021
2,901	Biogen, Inc.(a)	812
1,521	Exact Sciences Corp.(a)	200
3,274	Moderna, Inc.(a)	429
5,614	Sage Therapeutics, Inc.(a)	420
8,247	Seagen, Inc.(a)	1,145
17,938	United Therapeutics Corp.(a)	3,000
3,143	Vertex Pharmaceuticals, Inc.(a)	675
		15,817

	Building Products — 0.62%
10,045	A.O. Smith Corp.	679
21,311	Carrier Global Corp.	900
13,273	Johnson Controls International PLC	792
6,549	Masco Corp.	392
7,831	Trane Technologies PLC	1,297
		4,060

	Capital Markets — 2.44%
4,496	Affiliated Managers Group, Inc.	670
2,506	Ameriprise Financial, Inc.	583
2,656	Ares Management Corp., Class - A	149
4,634	BlackRock, Inc., Class - A	3,494
1,669	CME Group, Inc.	341
4,721	Evercore, Inc., Class - A	622
16,955	Franklin Resources, Inc.	502
2,293	Interactive Brokers Group, Inc., Class - A	167
1,491	Intercontinental Exchange, Inc.	167
9,972	Invesco Ltd.	251
9,493	KKR & Co., Inc., Class - A	464
20,369	Morgan Stanley	1,582
686	Morningstar, Inc.	154
629	Nasdaq, Inc.	93
3,423	Northern Trust Corp.	360
7,695	State Street Corp.	646
7,780	T. Rowe Price Group, Inc.	1,335
25,629	The Charles Schwab Corp.	1,670
7,506	The Goldman Sachs Group, Inc.	2,454
4,599	Virtu Financial, Inc., Class - A	143
		15,847

	Chemicals — 1.74%
10,230	Air Products & Chemicals, Inc.	2,879
4,923	Axalta Coating Systems Ltd.(a)	146
1,640	Celanese Corp., Series A	246
47,387	CF Industries Holdings, Inc.	2,150
9,311	Corteva, Inc.	434
9,217	Dow, Inc.	589
13,149	DuPont de Nemours, Inc.	1,016
2,375	Huntsman Corp.	68
2,139	Linde PLC	599

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chemicals (continued)
7,173	LyondellBasell Industries N.V., Class - A	$746
301	NewMarket Corp.	114
24,876	Olin Corp.	945
6,716	PPG Industries, Inc.	1,009
1,538	The Scotts Miracle-Gro Co.	377
		11,318

	Commercial Services & Supplies — 0.88%
11,948	Clean Harbors, Inc.(a)	1,004
27,349	Copart, Inc.(a)	2,971
3,003	IAA, Inc.(a)	166
3,003	KAR Auction Services, Inc.(a)	45
1,270	Republic Services, Inc.	126
2,747	Stericycle, Inc.(a)	185
9,682	Waste Management, Inc.	1,249
		5,746

	Communications Equipment — 0.82%
90,637	Cisco Systems, Inc.	4,686
31,124	Commscope Holding, Inc.(a)	478
774	Motorola Solutions, Inc.	146
		5,310

	Construction & Engineering — 0.09%
3,578	AECOM(a)	229
841	Arcosa, Inc.	55
717	Jacobs Engineering Group, Inc.	93
2,295	Quanta Services, Inc.	202
		579

	Construction Materials — 0.14%
1,351	Martin Marietta Materials, Inc.	454
2,578	Vulcan Materials Co.	435
		889

	Consumer Finance — 1.15%
22,738	American Express Co.	3,217
22,679	Capital One Financial Corp.	2,885
6,409	Discover Financial Services	609
14,450	OneMain Holdings, Inc.	776
		7,487

	Containers & Packaging — 0.49%
10,307	Amcor PLC	120
262	AptarGroup, Inc.	37
27	Avery Dennison Corp.	5
22,939	Ball Corp.	1,943
10,608	International Paper Co.	574
2,050	Packaging Corporation of America	276
2,320	Silgan Holdings, Inc.	98
2,452	Sonoco Products Co.	155
		3,208

	Distributors — 0.07%
3,827	Genuine Parts Co.	442

	Diversified Consumer Services — 0.39%
12,786	Bright Horizons Family Solutions, Inc.(a)	2,193
7,498	H&R Block, Inc.	163
3,097	Service Corp. International	158
		2,514

	Diversified Financial Services — 0.98%
21,024	Berkshire Hathaway, Inc., Class - B(a)	5,371

Shares	Security Description	Value (000)

	Diversified Financial Services (continued)
14,613	Equitable Holdings, Inc.	$477
17,093	Jefferies Financial Group, Inc.	514
		6,362

	Diversified Telecommunication Services — 0.84%
64,738	AT&T, Inc.	1,960
50,123	Lumen Technologies, Inc.	669
48,924	Verizon Communications, Inc.	2,845
		5,474

	Electric Utilities — 1.67%
1,604	Alliant Energy Corp.	87
30,034	American Electric Power Co., Inc.	2,544
7,685	Duke Energy Corp.	742
1,914	Edison International	112
9,746	Eversource Energy	844
9,106	Exelon Corp.	398
3,311	Hawaiian Electric Industries, Inc.	147
35,480	NextEra Energy, Inc.	2,683
12,361	PG&E Corp.(a)	145
29,832	PPL Corp.	860
32,159	The Southern Co.	1,999
4,017	Xcel Energy, Inc.	267
		10,828

	Electrical Equipment — 0.65%
3,350	AMETEK, Inc.	428
12,355	Eaton Corp. PLC	1,709
16,658	Emerson Electric Co.	1,503
3,984	Regal-Beloit Corp.	568
		4,208

	Electronic Equipment, Instruments & Components — 0.07%
769	Arrow Electronics, Inc.(a)	85
512	Dolby Laboratories, Inc., Class - A	51
3,231	FLIR Systems, Inc.	182
1,050	Keysight Technologies, Inc.(a)	151
		469

	Energy Equipment & Services — 0.59%
26,930	Halliburton Co.	578
12,675	Helmerich & Payne, Inc.	342
251,709	Patterson-UTI Energy, Inc.	1,795
42,009	Schlumberger Ltd.	1,142
		3,857

	Entertainment — 1.72%
2,063	Activision Blizzard, Inc.	192
2,970	Liberty Media Corp. - Liberty Formula One, Class - C(a)	129
1,526	Live Nation Entertainment, Inc.(a)	129
7,509	Netflix, Inc.(a)	3,917
457	Spotify Technology SA(a)	122
36,143	The Walt Disney Co.(a)	6,669
		11,158

	Equity Real Estate Investment Trusts — 2.67%
992	Alexandria Real Estate Equities, Inc.	163
3,172	American Campus Communities, Inc.	137
3,688	American Homes 4 Rent, Class - A	123
5,297	American Tower Corp.	1,266
4,046	Americold Realty Trust	156
566	Apartment Income REIT Corp.	24

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
566	Apartment Investment and Management Co.	$3
2,773	Boston Properties, Inc.	281
27,975	Brixmor Property Group, Inc.	566
7,024	Camden Property Trust	772
4,700	Corporate Office Properties Trust	124
7,417	Crown Castle International Corp.	1,276
5,913	CubeSmart	224
1,783	CyrusOne, Inc.	121
968	Digital Realty Trust, Inc.	136
6,566	Duke Realty Corp.	275
25,003	Empire State Realty Trust, Inc.	278
726	Equinix, Inc.	493
2,122	Equity Lifestyle Properties, Inc.	135
507	Essex Property Trust, Inc.	138
2,294	Extra Space Storage, Inc.	304
1,385	Federal Realty Investment Trust	141
26,253	Healthcare Trust of America, Inc., Class - A	724
12,588	Healthpeak Properties, Inc.	400
22,990	Host Hotels & Resorts, Inc.(a)	387
10,627	Invitation Homes, Inc.	340
5,259	Iron Mountain, Inc.	195
4,087	JBG SMITH Properties	130
846	Lamar Advertising Co., Class - A	79
3,183	Life Storage, Inc.	274
6,040	Medical Properties Trust, Inc.	129
2,029	Mid-America Apartment Communities, Inc.	293
2,890	Omega Healthcare Investors, Inc.	106
15,065	Paramount Group, Inc.	153
34,145	Parks Hotels & Resorts, Inc.(a)	737
10,542	Prologis, Inc.	1,117
2,688	Public Storage	663
19,572	Realty Income Corp.	1,243
6,543	Rexford Industrial Realty, Inc.	330
37,420	Service Properties Trust	444
1,367	Sun Communities, Inc.	205
35,601	The Macerich Co.	417
4,609	UDR, Inc.	202
8,362	VICI Properties, Inc.	236
16,526	Vornado Realty Trust	750
15,025	Weingarten Realty Investors	404
1,858	Welltower, Inc.	133
1,573	WP Carey, Inc.	111
		17,338

	Food & Staples Retailing — 1.10%
3,254	Casey's General Stores, Inc.	703
1,943	Costco Wholesale Corp.	685
9,412	Sysco Corp.	741
9,040	The Kroger Co.	325
34,781	Walmart, Inc.	4,725
		7,179

	Food Products — 0.89%
13,782	Archer-Daniels-Midland Co.	786
3,551	Campbell Soup Co.	179
16,807	Conagra Brands, Inc.	632
5,689	Flowers Foods, Inc.	135
12,760	General Mills, Inc.	782
2,450	Hormel Foods Corp.	117
10,284	Kellogg Co.	651
3,010	Lamb Weston Holding, Inc.	233
9,502	Mondelez International, Inc., Class - A	556
1,277	Post Holdings, Inc.(a)	135
6,350	The Hain Celestial Group, Inc.(a)	277

Shares	Security Description	Value (000)

	Food Products (continued)
1,964	The Hershey Co.	$311
13,887	The Kraft Heinz Co.	555
6,256	Tyson Foods, Inc., Class - A	465
		5,814

	Gas Utilities — 0.01%
808	Atmos Energy Corp.	80

	Health Care Equipment & Supplies — 3.07%
48,674	Abbott Laboratories	5,833
1,636	Align Technology, Inc.(a)	886
7,869	Baxter International, Inc.	664
4,817	Becton, Dickinson & Co.	1,171
3,501	Danaher Corp.	788
5,780	DENTSPLY SIRONA, Inc.	369
773	Dexcom, Inc.(a)	278
2,250	Edwards Lifesciences Corp.(a)	188
1,269	Haemonetics Corp.(a)	141
699	ICU Medical, Inc.(a)	144
1,653	IDEXX Laboratories, Inc.(a)	809
573	Intuitive Surgical, Inc.(a)	423
43,747	Medtronic PLC	5,168
3,499	Penumbra, Inc.(a)	947
1,498	STERIS PLC	285
6,183	Stryker Corp.	1,506
212	Teleflex, Inc.	88
352	The Cooper Companies, Inc.	135
812	Zimmer Biomet Holdings, Inc.	130
		19,953

	Health Care Providers & Services — 2.59%
3,127	AmerisourceBergen Corp.	369
4,252	Anthem, Inc.	1,526
24,101	Centene Corp.(a)	1,540
15,154	Cigna Corp.	3,664
14,322	CVS Health Corp.	1,077
1,535	DaVita, Inc.(a)	165
2,167	Encompass Health Corp.	177
4,756	HCA Healthcare, Inc.	896
2,789	Humana, Inc.	1,169
2,131	Laboratory Corporation of America Holdings(a)	543
4,072	McKesson Corp.	794
992	Molina Heathcare, Inc.(a)	232
2,928	Quest Diagnostics, Inc.	376
11,048	UnitedHealth Group, Inc.	4,112
1,312	Universal Health Services, Inc., Class - B	175
		16,815

	Health Care Technology — 0.50%
1,939	Cerner Corp.	139
11,861	Veeva Systems, Inc., Class - A(a)	3,099
		3,238

	Hotels, Restaurants & Leisure — 1.58%
2,249	Darden Restaurants, Inc.	319
23,072	Extended Stay America, Inc.	456
148	Hilton Worldwide Holdings, Inc.(a)	18
1,894	Hyatt Hotels Corp., Class - A(a)	157
10,799	Las Vegas Sands Corp.(a)	656
1,434	Marriott International, Inc., Class - A(a)	212
20,866	McDonald's Corp.	4,678
5,125	Six Flags Entertainment Corp.(a)	238
30,827	Starbucks Corp.	3,368

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
546	Vail Resorts, Inc.(a)	$159
		10,261

	Household Durables — 0.47%
3,443	D.R. Horton, Inc.	307
3,121	Garmin Ltd.	412
3,252	Leggett & Platt, Inc.	148
6,964	Lennar Corp., Class - A	705
83	Lennar Corp., Class - B	7
4,132	PulteGroup, Inc.	217
710	Roku, Inc.(a)	231
17,676	Toll Brothers, Inc.	1,002
		3,029

	Household Products — 1.65%
2,171	Church & Dwight Co., Inc.	190
18,737	Kimberly-Clark Corp.	2,605
428	Spectrum Brands Holdings, Inc.	36
1,218	The Clorox Co.	235
56,452	The Procter & Gamble Co.	7,646
		10,712

	Industrial Conglomerates — 0.90%
12,155	3M Co.	2,342
16,050	Honeywell International, Inc.	3,484
41	Roper Technologies, Inc.	17
		5,843

	Insurance — 1.84%
23,465	Aflac, Inc.	1,201
560	Aon PLC, Class - A	129
3,483	Arthur J. Gallagher & Co.	435
1,195	Assurant, Inc.	169
2,312	AXIS Capital Holdings Ltd.	115
1,344	Brown & Brown, Inc.	61
3,252	Cincinnati Financial Corp.	335
52,976	Fidelity National Financial, Inc.	2,154
9,177	Lincoln National Corp.	571
2,577	Marsh & McLennan Companies, Inc.	314
2,536	Mercury General Corp.	154
26,353	MetLife, Inc.	1,602
7,077	Old Republic International Corp.	155
6,114	Prudential Financial, Inc.	557
26,534	The Allstate Corp.	3,048
2,945	The Progressive Corp.	282
2,164	W.R. Berkley Corp.	163
2,293	Willis Towers Watson PLC	525
		11,970

	Interactive Media & Services — 5.91%
6,329	Alphabet, Inc., Class - A(a)	13,054
4,583	Alphabet, Inc., Class - C(a)	9,481
51,914	Facebook, Inc., Class - A(a)	15,290
2,092	Twitter, Inc.(a)	133
3,559	Zillow Group, Inc., Class - C(a)	461
		38,419

	Internet & Direct Marketing Retail — 4.02%
8,130	Amazon.com, Inc.(a)	25,155
15,824	eBay, Inc.	969
		26,124

	IT Services — 5.03%
2,831	Accenture PLC, Class - A	782

Shares	Security Description	Value (000)

	IT Services (continued)
2,108	Akamai Technologies, Inc.(a)	$215
1,853	Cognizant Technology Solutions Corp.	145
9,028	EPAM Systems, Inc.(a)	3,581
642	Fidelity National Information Services, Inc.	90
22,431	GoDaddy, Inc., Class - A(a)	1,741
1,829	Leidos Holdings, Inc.	176
18,311	MasterCard, Inc., Class - A	6,520
14,603	Okta, Inc.(a)	3,219
6,910	Paychex, Inc.	677
34,290	PayPal Holdings, Inc.(a)	8,327
974	Square, Inc., Class - A(a)	221
10,501	The Western Union Co.	259
2,174	Twilio, Inc., Class - A(a)	741
5,412	VeriSign, Inc.(a)	1,076
23,246	Visa, Inc., Class - A	4,922
43	WEX, Inc.(a)	9
		32,701

	Leisure Products — 0.17%
1,780	Brunswick Corp.	170
2,849	Hasbro, Inc.	274
10,271	Mattel, Inc.(a)	205
3,276	Polaris Inc.	437
		1,086

	Life Sciences Tools & Services — 0.97%
4,371	Agilent Technologies, Inc.	556
398	Bio-Rad Laboratories, Inc., Class - A(a)	227
1,294	Bruker Corp.	83
438	Charles River Laboratories International, Inc.(a)	127
710	IQVIA Holdings, Inc.(a)	137
2,796	Mettler-Toledo International, Inc.(a)	3,232
485	PerkinElmer, Inc.	62
2,339	QIAGEN N.V.(a)	114
3,456	Thermo Fisher Scientific, Inc.	1,577
720	Waters Corp.(a)	205
		6,320

	Machinery — 1.74%
11,054	AGCO Corp.	1,588
3,149	Allison Transmission Holdings, Inc.	129
12,196	Caterpillar, Inc.	2,827
4,945	Colfax Corp.(a)	217
5,428	Cummins, Inc.	1,406
53	Donaldson Companies, Inc.	3
4,752	Dover Corp.	652
1,740	Fortive Corp.	123
28	IDEX Corp.	6
6,910	Ingersoll-Rand, Inc.(a)	340
1,442	ITT, Inc.	131
1,244	Nordson Corp.	247
17,062	Oshkosh Corp.	2,025
7,507	Otis Worldwide Corp.	514
1,326	PACCAR, Inc.	123
1,693	Parker Hannifin Corp.	534
2,490	The Timken Co.	202
2,314	Trinity Industries, Inc.	66
1,711	Westinghouse Air Brake Technologies Corp.	135
485	Xylem, Inc.	51
		11,319

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media — 1.37%
1,042	Charter Communications, Inc., Class - A(a)	$643
123,826	Comcast Corp., Class - A	6,699
4,889	Fox Corp., Class - A	177
2,709	Liberty Broadband Corp., Class - C(a)	407
3,789	Omnicom Group, Inc.	281
15,400	ViacomCBS, Inc., Class - B	695
		8,902

	Metals & Mining — 0.29%
18,550	Newmont Corp.	1,118
8,225	Nucor Corp.	660
1,912	Steel Dynamics, Inc.	97
		1,875

	Mortgage Real Estate Investment Trusts — 0.13%
19,854	AGNC Investment Corp.	333
40,328	Annaly Capital Management, Inc.	346
15,165	New Residential Investment Corp.	171
		850

	Multiline Retail — 0.71%
952	Dollar General Corp.	193
4,191	Dollar Tree, Inc.(a)	480
5,126	Ollie's Bargain Outlet Holdings, Inc.(a)	446
17,745	Target Corp.	3,514
		4,633

	Multi-Utilities — 0.98%
2,674	Ameren Corp.	218
1,937	CMS Energy Corp.	119
1,642	Consolidated Edison, Inc.	123
24,990	Dominion Energy, Inc.	1,897
1,043	DTE Energy Co.	139
72,854	NiSource, Inc.	1,757
5,865	Public Service Enterprise Group, Inc.	353
951	Sempra Energy	126
17,371	WEC Energy Group, Inc.	1,626
		6,358

	Oil, Gas & Consumable Fuels — 1.81%
19,551	Antero Midstream Corp.	177
21,068	Cabot Oil & Gas Corp.	396
7,263	Cheniere Energy, Inc.(a)	523
19,851	Chevron Corp.	2,080
10,799	Cimarex Energy Co.	641
5,077	ConocoPhillips	269
45,056	Continental Resources, Inc.(a)	1,166
30,851	Devon Energy Corp.	674
3,995	EOG Resources, Inc.	290
7,396	EQT Corp.(a)	137
22,268	Exxon Mobil Corp.	1,243
16,993	Hess Corp.	1,202
11,538	Marathon Petroleum Corp.	617
26,124	Occidental Petroleum Corp.	695
6,401	ONEOK, Inc.	324
6,951	Targa Resources Corp.	221
41,203	The Williams Companies, Inc.	976
2,242	Valero Energy Corp.	161
		11,792

	Personal Products — 0.08%
1,700	The Estee Lauder Companies, Inc.	494

Shares	Security Description	Value (000)

	Pharmaceuticals — 3.55%
40,491	Bristol-Myers Squibb Co.	$2,556
1,441	Catalent, Inc.(a)	152
4,682	Elanco Animal Health, Inc.(a)	138
19,272	Eli Lilly & Co.	3,600
1,000	Jazz Pharmaceuticals PLC(a)	164
44,819	Johnson & Johnson	7,366
66,371	Merck & Co., Inc.	5,117
99,288	Pfizer, Inc.	3,597
1,312	Reata Pharmaceuticals, Inc., Class - A(a)	131
8,926	Viatris, Inc.(a)	125
790	Zoetis, Inc.	124
		23,070

	Professional Services — 0.69%
2,682	CoStar Group, Inc.(a)	2,204
1,081	Equifax, Inc.	196
950	IHS Markit Ltd.	92
825	Robert Half International, Inc.	64
10,910	Verisk Analytics, Inc., Class - A	1,928
		4,484

	Real Estate Management & Development — 0.09%
1,691	CBRE Group, Inc., Class - A(a)	134
4,563	Howard Hughes Corp.(a)	434
		568

	Road & Rail — 1.10%
327	AMERCO	200
1,337	CSX Corp.	129
2,655	Knight-Swift Transportation Holdings, Inc.	128
5,345	Norfolk Southern Corp.	1,435
1,462	Old Dominion Freight Line, Inc.	351
7,527	Ryder System, Inc.	569
4,296	Uber Technologies, Inc.(a)	234
18,473	Union Pacific Corp.	4,073
		7,119

	Semiconductors & Semiconductor Equipment — 4.53%
5,196	Advanced Micro Devices, Inc.(a)	408
21,151	Applied Materials, Inc.	2,826
2,567	Broadcom, Inc.	1,190
113,563	Intel Corp.	7,267
3,302	KLA Corp.	1,091
1,129	Lam Research Corp.	672
6,026	Marvell Technology Group Ltd.	295
5,918	Maxim Integrated Products, Inc.	541
2,758	Micron Technology, Inc.(a)	243
12,565	NVIDIA Corp.	6,709
9,772	QUALCOMM, Inc.	1,296
3,842	Skyworks Solutions, Inc.	705
23,905	Texas Instruments, Inc.	4,518
6,964	Universal Display Corp.	1,649
115	Xilinx, Inc.	14
		29,424

	Software — 9.42%
12,361	Adobe, Inc.(a)	5,876
10,190	Autodesk, Inc.(a)	2,824
27,227	Manhattan Associates, Inc.(a)	3,196
139,124	Microsoft Corp.	32,802
56,988	Oracle Corp.	3,999
8,321	PAYCOM Software, Inc.(a)	3,079
12,765	Proofpoint, Inc.(a)	1,606
8,384	RingCentral, Inc., Class - A(a)	2,497

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
4,117	Salesforce.com, Inc.(a)	$872
8,243	ServiceNow, Inc.(a)	4,122
668	Synopsys, Inc.(a)	166
471	Zoom Video Communications, Inc., Class - A(a)	151
		61,190

	Specialty Retail — 2.46%
1,187	Advance Auto Parts, Inc.	218
2,829	AutoNation, Inc.(a)	264
22	AutoZone, Inc.(a)	31
7,757	Best Buy Co., Inc.	891
631	Burlington Stores, Inc.(a)	189
4,224	CarMax, Inc.(a)	560
4,609	Dick's Sporting Goods, Inc.	351
923	Five Below, Inc.(a)	176
37,859	Floor & Decor Holdings, Inc., Class - A(a)	3,614
3,466	Foot Locker, Inc.	195
6,524	L Brands, Inc.(a)	404
3,541	Lowe's Companies, Inc.	673
7,287	Penske Automotive Group, Inc.	585
1,818	Ross Stores, Inc.	218
17,296	The Home Depot, Inc.	5,279
21,249	The TJX Companies, Inc.	1,406
2,059	Tractor Supply Co.	365
3,016	Williams-Sonoma, Inc.	540
		15,959

	Technology Hardware, Storage & Peripherals — 6.37%
304,779	Apple, Inc.	37,228
112,751	HP, Inc.	3,580
2,448	NetApp, Inc.	178
6,217	Western Digital Corp.	415
		41,401

	Textiles, Apparel & Luxury Goods — 0.60%
6,619	Capri Holdings Ltd.(a)	338
1,404	Carter's, Inc.(a)	125
1,276	Columbia Sportswear Co.	135
30,504	Hanesbrands, Inc.	600
9,274	NIKE, Inc., Class - B	1,232
1,533	Ralph Lauren Corp.(a)	189
7,801	Tapestry, Inc.(a)	321
12,187	Under Armour, Inc., Class - C(a)	225
9,131	V.F. Corp.	730
		3,895

	Thrifts & Mortgage Finance — 0.02%
7,171	TFS Financial Corp.	146

	Tobacco — 0.42%
36,600	Altria Group, Inc.	1,873
9,309	Philip Morris International, Inc.	826
		2,699

	Trading Companies & Distributors — 0.31%
20,048	Fastenal Co.	1,008
1,130	Watsco, Inc.	295
8,335	WESCO International, Inc.(a)	721
		2,024

	Water Utilities — 0.03%
1,178	American Water Works Co., Inc.	177

Shares	Security Description	Value (000)

	Wireless Telecommunication Services — 0.46%
23,667	T-Mobile US, Inc.(a)	$2,965

	Total Common Stocks	640,965
	Investment Company — 0.77%
5,035,870	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	5,036

	Total Investment Company	5,036

	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	128

	Total Investments (cost $318,656) — 99.43%	646,129
	Other assets in excess of liabilities — 0.57%	3,735

	Net Assets - 100.00%	$649,864

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.
As of March 31, 2021, 100% of the Portfolio's net assets were managed by Parametric Portfolio Associates, LLC.

REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	22	6/18/21	$4,364	$44
E-Mini S&P Midcap 400 Future	10	6/18/21	2,605	(26)
			$6,969	$18
	Total Unrealized Appreciation			$44
	Total Unrealized Depreciation			(26)
	Total Net Unrealized Appreciation/(Depreciation)			$18

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,340	$3,350.00	4/30/21	$(2)
E-Mini S&P 500 Future Option	Put	8	1,380	3,450.00	4/30/21	(3)
E-Mini S&P 500 Future Option	Put	10	1,775	3,550.00	4/30/21	(5)
E-Mini S&P 500 Future Option	Put	12	2,160	3,600.00	4/30/21	(7)
E-Mini S&P 500 Future Option	Put	4	765	3,825.00	4/30/21	(6)
E-Mini S&P 500 Future Option	Put	6	1,020	3,400.00	4/30/21	(2)
E-Mini S&P 500 Future Option	Put	5	840	3,360.00	4/30/21	(1)
E-Mini S&P 500 Future Option	Put	5	825	3,300.00	4/30/21	(1)
E-Mini S&P 500 Future Option	Put	5	835	3,340.00	4/30/21	(1)
E-Mini S&P 500 Future Option	Put	12	2,100	3,500.00	5/28/21	(12)
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	5/28/21	(9)
E-Mini S&P 500 Future Option	Put	3	522	3,480.00	5/28/21	(3)
E-Mini S&P 500 Future Option	Put	1	173	3,450.00	5/28/21	(1)
E-Mini S&P 500 Future Option	Put	4	710	3,550.00	5/28/21	(5)
E-Mini S&P 500 Future Option	Put	1	175	3,490.00	5/28/21	(1)
E-Mini S&P 500 Future Option	Put	1	175	3,500.00	6/18/21	(2)
E-Mini S&P 500 Future Option	Put	20	3,599	3,600.00	6/18/21	(42)
E-Mini S&P 500 Future Option	Put	2	355	3,550.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	16	2,800	3,500.00	4/16/21	(2)
E-Mini S&P 500 Future Option	Put	4	640	3,200.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	6	930	3,100.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	2	305	3,050.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	10	1,800	3,600.00	5/21/21	(12)
E-Mini S&P 500 Future Option	Put	6	1,071	3,570.00	5/21/21	(6)
E-Mini S&P 500 Future Option	Put	6	1,065	3,550.00	5/21/21	(6)
E-Mini S&P 500 Future Option	Put	17	2,974	3,500.00	5/21/21	(14)
E-Mini S&P 500 Future Option	Put	6	1,044	3,480.00	5/21/21	(5)
E-Mini S&P 500 Future Option	Put	7	1,208	3,450.00	5/21/21	(5)
E-Mini S&P 500 Future Option	Put	6	1,005	3,350.00	5/21/21	(3)
E-Mini S&P 500 Future Option	Put	6	990	3,300.00	5/21/21	(3)
E-Mini S&P 500 Future Option	Put	5	813	3,250.00	5/21/21	(2)
E-Mini S&P 500 Future Option	Put	5	810	3,240.00	5/21/21	(2)
E-Mini S&P 500 Future Option	Put	5	788	3,150.00	5/21/21	(2)
						$(165)

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	2	$395	$3,950.00	4/30/21	$6
E-Mini S&P 500 Future Option	Put	5	963	3,850.00	4/30/21	9
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	4/30/21	4
E-Mini S&P 500 Future Option	Put	2	395	3,950.00	5/28/21	9
E-Mini S&P 500 Future Option	Put	6	1,140	3,800.00	5/28/21	16
E-Mini S&P 500 Future Option	Put	7	1,365	3,900.00	6/18/21	35
E-Mini S&P 500 Future Option	Put	3	578	3,850.00	6/18/21	13
E-Mini S&P 500 Future Option	Put	8	1,519	3,800.00	4/16/21	5
E-Mini S&P 500 Future Option	Put	2	383	3,830.00	4/16/21	2
E-Mini S&P 500 Future Option	Put	5	975	3,900.00	5/21/21	17
E-Mini S&P 500 Future Option	Put	5	950	3,800.00	5/21/21	12
						$128

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.24%
	Aerospace & Defense — 1.42%
890	BWX Technologies, Inc.	$59
5,461	General Dynamics Corp.	991
391	HEICO Corp.	49
728	HEICO Corp., Class - A	83
2,104	Huntington Ingalls Industries, Inc.	433
4,826	L3Harris Technologies, Inc.	978
5,693	Lockheed Martin Corp.	2,104
1,511	Northrop Grumman Corp.	489
33,522	Raytheon Technologies Corp.	2,589
64,443	Safran SA, ADR(a)	2,194
5,365	The Boeing Co.(a)	1,367
475	TransDigm Group, Inc.(a)	279
19,254	Virgin Galactic Holdings, Inc.(a)	590
		12,205

	Air Freight & Logistics — 0.24%
6,110	C.H. Robinson Worldwide, Inc.	583
4,946	Expeditors International of Washington, Inc.	533
7,548	XPO Logistics, Inc.(a)	930
		2,046

	Airlines — 0.27%
12,994	Alaska Air Group, Inc.(a)	899
18,665	Delta Air Lines, Inc.(a)	902
27,293	JetBlue Airways Corp.(a)	555
		2,356

	Automobiles — 2.07%
71,725	Ford Motor Co.(a)	879
25,335	Tesla, Inc.(a)	16,922
		17,801

	Banks — 3.01%
33,119	Bank of America Corp.	1,281
13,206	Bank OZK	539
61,197	Citigroup, Inc.	4,452
13,240	Citizens Financial Group, Inc.	585
40,559	Comerica, Inc.	2,910
1,150	Cullen/Frost Bankers, Inc.	125
29,928	East West Bancorp, Inc.	2,209
86,090	First Horizon Corp.	1,456
3,853	First Republic Bank	642
36,888	Huntington Bancshares, Inc.	580
27,326	JPMorgan Chase & Co.	4,160
74,674	KeyCorp	1,492
5,691	Prosperity Bancshares, Inc.	426
110,003	Regions Financial Corp.	2,273
209	SVB Financial Group(a)	103
49,126	Zions Bancorp NA	2,700
		25,933

	Beverages — 1.14%
7,236	Brown-Forman Corp., Class - B	499
7,881	Molson Coors Beverage Co., Class - B(a)	403
8,931	Monster Beverage Corp.(a)	814
29,046	PepsiCo, Inc.	4,108
74,917	The Coca-Cola Co.	3,949
		9,773

	Biotechnology — 1.80%
6,913	AbbVie, Inc.	748
6,006	Acceleron Pharma, Inc.(a)	814

Shares	Security Description	Value (000)

	Biotechnology (continued)
16,811	Agios Pharmaceuticals, Inc.(a)	$868
9,107	Alnylam Pharmaceuticals, Inc.(a)	1,286
16,356	Amgen, Inc.	4,071
1,516	Ionis Pharmaceuticals, Inc.(a)	68
56,867	Iovance Biotherapeutics, Inc.(a)	1,800
19,253	Moderna, Inc.(a)	2,521
800	Neurocrine Biosciences, Inc.(a)	78
2,019	Regeneron Pharmaceuticals, Inc.(a)	955
21,888	Sage Therapeutics, Inc.(a)	1,638
1,014	Seagen, Inc.(a)	141
2,251	Vertex Pharmaceuticals, Inc.(a)	484
		15,472

	Building Products — 0.32%
404	Armstrong World Industries, Inc.	36
17,452	Carrier Global Corp.	737
1,215	Lennox International, Inc.	379
50,415	Resideo Technologies, Inc.(a)	1,424
1,218	Trane Technologies PLC	202
		2,778

	Capital Markets — 2.30%
1,624	BlackRock, Inc., Class - A	1,224
2,335	CBOE Global Markets, Inc.	230
6,242	CME Group, Inc.	1,275
1,203	FactSet Research Systems, Inc.	371
2,582	Intercontinental Exchange, Inc.	288
143,372	Invesco Ltd.	3,617
18,395	Janus Henderson Group PLC	573
5,371	LPL Financial Holdings, Inc.	764
349	MarketAxess Holdings, Inc.	174
1,577	Moody's Corp.	471
31,488	Morgan Stanley	2,445
390	Morningstar, Inc.	88
838	MSCI, Inc.	351
7,783	S&P Global, Inc.	2,746
2,032	T. Rowe Price Group, Inc.	349
16,324	The Charles Schwab Corp.	1,064
8,823	The Goldman Sachs Group, Inc.	2,885
28,121	Virtu Financial, Inc., Class - A	873
		19,788

	Chemicals — 1.86%
3,430	Air Products & Chemicals, Inc.	965
13,075	CF Industries Holdings, Inc.	593
11,817	Dow, Inc.	756
30,407	Ecolab, Inc.	6,509
999	FMC Corp.	110
8,463	Linde PLC	2,371
28,629	LyondellBasell Industries N.V., Class - A	2,979
19,809	The Chemours Co.	553
1,584	The Sherwin-Williams Co.	1,169
		16,005

	Commercial Services & Supplies — 0.25%
2,552	Cintas Corp.	871
6,652	Copart, Inc.(a)	722
1,301	IAA, Inc.(a)	72
6,507	Rollins, Inc.	224
2,752	Waste Connections, Inc.	297
		2,186

	Communications Equipment — 0.69%
1,194	Arista Networks, Inc.(a)	360

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
101,754	Cisco Systems, Inc.	$5,262
885	F5 Networks, Inc.(a)	185
153	Motorola Solutions, Inc.	29
377	Palo Alto Networks, Inc.(a)	121
		5,957

	Construction & Engineering — 0.04%
2,650	Jacobs Engineering Group, Inc.	342
374	Quanta Services, Inc.	33
		375

	Consumer Finance — 0.30%
95	Credit Acceptance Corp.(a)	34
141,214	SLM Corp.	2,538
		2,572

	Containers & Packaging — 0.09%
27,178	Amcor PLC	318
1,280	AptarGroup, Inc.	181
747	Avery Dennison Corp.	137
841	Packaging Corporation of America	113
		749

	Distributors — 0.06%
2,966	Genuine Parts Co.	342
381	Pool Corp.	132
		474

	Diversified Consumer Services — 0.05%
516	Bright Horizons Family Solutions, Inc.(a)	88
2,222	Chegg, Inc.(a)	191
1,727	Service Corp. International	88
1,276	Terminix Global Holdings, Inc.(a)	61
		428

	Diversified Financial Services — 0.89%
17,401	Berkshire Hathaway, Inc., Class - B(a)	4,446
34,972	Equitable Holdings, Inc.	1,141
32,550	Voya Financial, Inc.	2,071
		7,658

	Diversified Telecommunication Services — 0.41%
122,941	Lumen Technologies, Inc.	1,641
32,177	Verizon Communications, Inc.	1,871
		3,512

	Electric Utilities — 0.90%
15,796	Edison International	926
60,365	FirstEnergy Corp.	2,093
23,487	Hawaiian Electric Industries, Inc.	1,044
4,256	NextEra Energy, Inc.	322
18,697	OGE Energy Corp.	605
57,416	PG&E Corp.(a)	672
70,974	PPL Corp.	2,047
		7,709

	Electrical Equipment — 0.27%
5,157	AMETEK, Inc.	659
13,294	Emerson Electric Co.	1,199
1,210	Hubbell, Inc.	226
931	Rockwell Automation, Inc.	247
		2,331

Shares	Security Description	Value (000)

	Electronic Equipment, Instruments & Components — 0.20%
13,136	Amphenol Corp., Class - A	$866
1,465	CDW Corp.	243
2,918	FLIR Systems, Inc.	165
1,757	Trimble, Inc.(a)	137
2,834	Vontier Corp.(a)	86
493	Zebra Technologies Corp.(a)	239
		1,736

	Energy Equipment & Services — 0.08%
25,809	Schlumberger Ltd.	702

	Entertainment — 1.74%
4,655	Madison Square Garden Entertainment(a)	381
17,851	Netflix, Inc.(a)	9,312
10,271	ROBLOX Corp., Class - A(a)	666
10,233	Spotify Technology SA(a)	2,742
10,324	The Walt Disney Co.(a)	1,905
		15,006

	Equity Real Estate Investment Trusts — 2.14%
529	American Tower Corp.	126
42,653	Americold Realty Trust	1,641
16,503	Equinix, Inc.	11,216
1,608	Equity Lifestyle Properties, Inc.	102
41,651	Healthpeak Properties, Inc.	1,322
52,271	SITE Centers Corp.	709
40,605	Ventas, Inc.	2,166
25,254	Vornado Realty Trust	1,146
		18,428

	Food & Staples Retailing — 1.45%
19,159	Costco Wholesale Corp.	6,753
11,656	Sysco Corp.	918
9,624	Walgreens Boots Alliance, Inc.	528
31,287	Walmart, Inc.	4,250
		12,449

	Food Products — 0.84%
70,463	Conagra Brands, Inc.	2,649
3,603	Flowers Foods, Inc.	86
5,224	Hormel Foods Corp.	250
413	Lamb Weston Holding, Inc.	32
5,092	McCormick & Company, Inc.	454
56,218	Mondelez International, Inc., Class - A	3,291
1,045	The Hershey Co.	165
2,332	The J.M. Smucker Co.	295
		7,222

	Gas Utilities — 0.41%
34,942	National Fuel Gas Co.	1,747
42,971	UGI Corp.	1,762
		3,509

	Health Care Equipment & Supplies — 2.75%
34,185	Abbott Laboratories	4,097
372	Abiomed, Inc.(a)	119
11,112	Baxter International, Inc.	937
6,721	Becton, Dickinson & Co.	1,634
10,892	Boston Scientific Corp.(a)	421
22,316	Danaher Corp.	5,022
3,939	Dexcom, Inc.(a)	1,416
15,477	Edwards Lifesciences Corp.(a)	1,294
584	Hill-Rom Holdings, Inc.	65

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
2,690	IDEXX Laboratories, Inc.(a)	$1,316
4,773	Intuitive Surgical, Inc.(a)	3,527
1,280	Medtronic PLC	151
4,072	ResMed, Inc.	790
9,642	Stryker Corp.	2,349
3,346	Zimmer Biomet Holdings, Inc.	536
		23,674

	Health Care Providers & Services — 2.28%
22,388	Acadia Healthcare Company, Inc.(a)	1,279
5,215	Anthem, Inc.	1,872
1,650	Centene Corp.(a)	105
768	Cigna Corp.	186
25,863	CVS Health Corp.	1,946
3,283	Henry Schein, Inc.(a)	227
832	Humana, Inc.	349
1,952	Laboratory Corporation of America Holdings(a)	498
4,595	McKesson Corp.	896
2,799	Quest Diagnostics, Inc.	359
32,028	UnitedHealth Group, Inc.	11,917
		19,634

	Health Care Technology — 0.51%
51,381	Cerner Corp.	3,693
2,596	Veeva Systems, Inc., Class - A(a)	678
		4,371

	Hotels, Restaurants & Leisure — 1.79%
907	Airbnb, Inc., Class - A(a)	170
36,221	Carnival Corp., Class - A(a)	961
1,800	Chipotle Mexican Grill, Inc.(a)	2,557
1,046	Choice Hotels International, Inc.	112
2,110	Marriott International, Inc., Class - A(a)	313
99,402	Starbucks Corp.	10,863
310	Vail Resorts, Inc.(a)	90
5,019	Yum China Holdings, Inc.	297
		15,363

	Household Durables — 0.04%
2,470	Garmin Ltd.	326

	Household Products — 1.03%
5,143	Church & Dwight Co., Inc.	449
17,683	Colgate-Palmolive Co.	1,394
7,129	Kimberly-Clark Corp.	991
2,554	The Clorox Co.	493
41,123	The Procter & Gamble Co.	5,569
		8,896

	Independent Power and Renewable Electricity Producers — 0.16%
36,550	NRG Energy, Inc.	1,379

	Industrial Conglomerates — 0.65%
12,543	3M Co.	2,416
93,298	General Electric Co.	1,225
4,278	Honeywell International, Inc.	929
2,488	Roper Technologies, Inc.	1,004
		5,574

	Insurance — 1.87%
9,715	Aflac, Inc.	497
7,992	Aon PLC, Class - A	1,839

Shares	Security Description	Value (000)

	Insurance (continued)
1,155	Arthur J. Gallagher & Co.	$144
16,505	AXIS Capital Holdings Ltd.	818
11,297	Chubb Ltd.	1,785
171	Erie Indemnity Co., Class - A	38
9,236	Fidelity National Financial, Inc.	376
43,476	Lincoln National Corp.	2,706
15,337	Marsh & McLennan Companies, Inc.	1,868
22,534	Principal Financial Group, Inc.	1,351
4,893	Prudential Financial, Inc.	446
14,254	Reinsurance Group of America	1,797
3,201	The Allstate Corp.	368
5,631	The Progressive Corp.	538
6,974	The Travelers Cos., Inc.	1,049
15,794	Unum Group	440
		16,060

	Interactive Media & Services — 6.87%
6,174	Alphabet, Inc., Class - A(a)	12,734
10,497	Alphabet, Inc., Class - C(a)	21,714
53,210	Facebook, Inc., Class - A(a)	15,672
646	IAC/InterActive Corp.(a)	140
32,495	Match Group, Inc.(a)	4,464
48,097	Snap, Inc., Class - A(a)	2,515
23,750	Tencent Holdings Ltd., ADR	1,895
		59,134

	Internet & Direct Marketing Retail — 5.24%
12,760	Amazon.com, Inc.(a)	39,481
1,528	Booking Holdings, Inc.(a)	3,560
17,339	Farfetch Ltd., Class - A(a)	919
773	MercadoLibre, Inc.(a)	1,138
		45,098

	IT Services — 10.16%
12,354	Accenture PLC, Class - A	3,413
77,270	Adyen N.V., ADR(a)	3,456
8,052	Afterpay Ltd., ADR^(a)	626
61,269	Automatic Data Processing, Inc.	11,548
1,297	Booz Allen Hamilton Holding Corp.	104
2,371	Broadridge Financial Solutions, Inc.	363
2,941	Cognizant Technology Solutions Corp.	230
756	Fiserv, Inc.(a)	90
5,691	FleetCor Technologies, Inc.(a)	1,529
7,975	Global Payments, Inc.	1,608
780	GoDaddy, Inc., Class - A(a)	61
1,598	Jack Henry & Associates, Inc.	242
25,416	MasterCard, Inc., Class - A	9,049
21,331	Okta, Inc.(a)	4,702
57,072	PayPal Holdings, Inc.(a)	13,859
6,603	Shopify, Inc.(a)	7,306
4,094	Snowflake, Inc., Class - A(a)	939
12,347	Square, Inc., Class - A(a)	2,803
9,983	Twilio, Inc., Class - A(a)	3,402
104,725	Visa, Inc., Class - A	22,174
		87,504

	Leisure Products — 0.02%
1,422	Polaris Inc.	190

	Life Sciences Tools & Services — 0.81%
1,141	Bio-Techne Corp.	436
440	Bruker Corp.	28
1,402	Illumina, Inc.(a)	538
758	Mettler-Toledo International, Inc.(a)	876

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
239	PerkinElmer, Inc.	$31
9,568	Thermo Fisher Scientific, Inc.	4,367
2,297	Waters Corp.(a)	653
		6,929

	Machinery — 1.72%
9,555	Caterpillar, Inc.	2,216
4,840	Deere & Co.	1,811
3,369	Dover Corp.	462
7,085	Fortive Corp.	500
34,446	Gates Industrial Corp. PLC(a)	551
1,569	Graco, Inc.	112
2,179	IDEX Corp.	456
8,257	Illinois Tool Works, Inc.	1,829
17,092	Ingersoll-Rand, Inc.(a)	841
506	Nordson Corp.	101
8,726	Otis Worldwide Corp.	597
16,178	PACCAR, Inc.	1,503
11,372	The Middleby Corp.(a)	1,885
927	The Toro Co.	96
16,855	Westinghouse Air Brake Technologies Corp.	1,334
4,438	Xylem, Inc.	467
		14,761

	Media — 1.16%
610	Charter Communications, Inc., Class - A(a)	376
58,598	Comcast Corp., Class - A	3,171
17,467	Discovery, Inc.(a)	759
2,377	Liberty Broadband Corp., Class - C(a)	357
4,935	Omnicom Group, Inc.	366
37,013	Sinclair Broadcast Group, Inc., Class - A	1,083
17,241	The Interpublic Group of Companies, Inc.	503
74,543	ViacomCBS, Inc., Class - B	3,362
		9,977

	Metals & Mining — 0.10%
13,795	Newmont Corp.	831

	Mortgage Real Estate Investment Trusts — 0.50%
45,247	AGNC Investment Corp.	758
49,025	Annaly Capital Management, Inc.	422
191,150	New Residential Investment Corp.	2,150
20,515	Starwood Property Trust, Inc.	508
59,387	Two Harbors Investment Corp.	435
		4,273

	Multiline Retail — 0.36%
939	Dollar General Corp.	190
4,517	Dollar Tree, Inc.(a)	517
12,273	Target Corp.	2,431
		3,138

	Multi-Utilities — 0.47%
84,210	CenterPoint Energy, Inc.	1,907
15,797	DTE Energy Co.	2,104
		4,011

	Oil, Gas & Consumable Fuels — 1.73%
54,988	Antero Midstream Corp.	497
6,691	Chevron Corp.	701
64,305	ConocoPhillips	3,406
79,339	Devon Energy Corp.	1,734
41,773	EQT Corp.(a)	776

Shares	Security Description	Value (000)

	Oil, Gas & Consumable Fuels (continued)
5,696	Exxon Mobil Corp.	$318
142,438	Marathon Oil Corp.	1,521
13,944	ONEOK, Inc.	706
4,640	Pioneer Natural Resources Co.	737
129,720	Range Resources Corp.(a)	1,340
28,597	Targa Resources Corp.	908
94,273	The Williams Companies, Inc.	2,233
		14,877

	Personal Products — 0.65%
19,350	The Estee Lauder Companies, Inc.	5,628

	Pharmaceuticals — 2.48%
61,477	Bristol-Myers Squibb Co.	3,881
19,396	Eli Lilly & Co.	3,624
31,287	Johnson & Johnson	5,142
55,581	Merck & Co., Inc.	4,285
49,218	Novo Nordisk A/S, Class - B, ADR	3,318
4,764	Pfizer, Inc.	173
1,405	Reata Pharmaceuticals, Inc., Class - A(a)	140
591	Viatris, Inc.(a)	8
4,788	Zoetis, Inc.	754
		21,325

	Professional Services — 0.20%
331	CoStar Group, Inc.(a)	272
2,353	Equifax, Inc.	426
4,977	IHS Markit Ltd.	482
2,931	Verisk Analytics, Inc., Class - A	518
		1,698

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class - A(a)	101

	Road & Rail — 2.02%
916	AMERCO	561
49,103	CSX Corp.	4,735
1,303	Landstar System, Inc.	215
562	Old Dominion Freight Line, Inc.	135
81,766	Uber Technologies, Inc.(a)	4,457
33,057	Union Pacific Corp.	7,286
		17,389

	Semiconductors & Semiconductor Equipment — 4.03%
96,872	Advanced Micro Devices, Inc.(a)	7,603
7,262	Analog Devices, Inc.	1,126
6,209	Applied Materials, Inc.	830
3,425	Broadcom, Inc.	1,588
73,074	Intel Corp.	4,677
1,378	KLA Corp.	455
1,153	Lam Research Corp.	686
28,189	Marvell Technology Group Ltd.	1,381
2,547	Maxim Integrated Products, Inc.	233
1,854	Microchip Technology, Inc.	288
7,602	Micron Technology, Inc.(a)	671
15,885	NVIDIA Corp.	8,481
3,257	ON Semiconductor Corp.(a)	136
30,091	QUALCOMM, Inc.	3,990
1,736	SolarEdge Technologies, Inc.(a)	499
9,164	Texas Instruments, Inc.	1,732
2,830	Xilinx, Inc.	351
		34,727

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software — 10.88%
12,173	Adobe, Inc.(a)	$5,786
1,974	ANSYS, Inc.(a)	670
9,953	Atlassian Corp. PLC, Class - A(a)	2,097
6,941	Bill.Com Holdings, Inc.(a)	1,010
3,967	Citrix Systems, Inc.	557
3,639	Coupa Software, Inc.(a)	926
14,054	Crowdstrike Holdings, Inc., Class - A(a)	2,565
1,303	Fortinet, Inc.(a)	240
5,422	Intuit, Inc.	2,077
206,090	Microsoft Corp.	48,592
63,347	Oracle Corp.	4,445
5,949	RingCentral, Inc., Class - A(a)	1,772
69,102	Salesforce.com, Inc.(a)	14,641
4,177	SAP AG, ADR	513
3,850	ServiceNow, Inc.(a)	1,925
652	Splunk, Inc.(a)	88
1,391	SS&C Technologies Holdings, Inc.	97
151	Synopsys, Inc.(a)	37
2,348	The Trade Desk, Inc., Class - A(a)	1,530
1,831	VMware, Inc., Class - A(a)	275
13,169	Workday, Inc., Class - A(a)	3,272
1,934	Zoom Video Communications, Inc., Class - A(a)	621
		93,736

	Specialty Retail — 2.92%
854	Advance Auto Parts, Inc.	157
597	AutoZone, Inc.(a)	838
6,005	Best Buy Co., Inc.	689
376	Burlington Stores, Inc.(a)	112
7,584	Carvana Co.(a)	1,990
56,169	Lowe's Companies, Inc.	10,683
1,946	O'Reilly Automotive, Inc.(a)	987
9,045	Ross Stores, Inc.	1,085
5,767	The Home Depot, Inc.	1,760
94,265	The TJX Companies, Inc.	6,237
1,256	Tractor Supply Co.	222
1,253	Ulta Beauty, Inc.(a)	387
		25,147

	Technology Hardware, Storage & Peripherals — 5.90%
415,931	Apple, Inc.	50,806

	Textiles, Apparel & Luxury Goods — 2.19%
36,363	Kering SA, ADR	2,510
960	Kontoor Brands, Inc.	47
12,283	Lululemon Athletica, Inc.(a)	3,768
28,522	LVMH Moet Hennessy Louis Vuitton SE, ADR	3,817
61,400	NIKE, Inc., Class - B	8,159
6,722	V.F. Corp.	537
		18,838

	Tobacco — 0.18%
17,508	Philip Morris International, Inc.	1,554

	Trading Companies & Distributors — 0.28%
23,095	Air Lease Corp.	1,132
14,448	Fastenal Co.	726
909	MSC Industrial Direct Co., Inc.	82
1,221	W.W. Grainger, Inc.	490
		2,430

Shares	Security Description	Value (000)

	Transportation Infrastructure — 0.04%
10,938	Macquarie Infrastructure Corp.	$348

	Total Common Stocks	836,887

	Investment Companies — 1.73%
233,700	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(b)	234
14,666,028	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(b)	14,666

	Total Investment Companies	14,900

	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	168

	Total Investments (cost $306,509) — 98.99%	851,955
	Other assets in excess of liabilities — 1.01%	8,684

	Net Assets - 100.00%	$860,639

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $233 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(a)	Represents non-income producing security.
(b)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Growth Equity Portfolio	Jennison Associates, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	21.72%	75.52%	97.24%
Investment Companies	0.03%	1.70%	1.73%
Purchased Options on Futures	—	0.02%	0.02%
Other Assets (Liabilities)	0.07%	0.94%	1.01%
Total Net Assets	21.82%	78.18%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini Nasdaq 100 Future	64	6/18/21	$16,755	$64
E-Mini S&P 500 Future	21	6/18/21	4,166	42
			$20,921	$106
	Total Unrealized Appreciation			$106
	Total Unrealized Depreciation			—
	Total Net Unrealized Appreciation/(Depreciation)			$106

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	6	$1,008	$3,360.00	4/30/21	$(1)
E-Mini S&P 500 Future Option	Put	4	765	3,825.00	4/30/21	(6)
E-Mini S&P 500 Future Option	Put	7	1,155	3,300.00	4/30/21	(1)
E-Mini S&P 500 Future Option	Put	7	1,169	3,340.00	4/30/21	(2)
E-Mini S&P 500 Future Option	Put	8	1,360	3,400.00	4/30/21	(2)
E-Mini S&P 500 Future Option	Put	12	2,070	3,450.00	4/30/21	(4)
E-Mini S&P 500 Future Option	Put	10	1,675	3,350.00	4/30/21	(2)
E-Mini S&P 500 Future Option	Put	14	2,485	3,550.00	4/30/21	(6)
E-Mini S&P 500 Future Option	Put	18	3,240	3,600.00	4/30/21	(10)
E-Mini S&P 500 Future Option	Put	4	696	3,480.00	5/28/21	(4)
E-Mini S&P 500 Future Option	Put	4	750	3,750.00	5/28/21	(9)
E-Mini S&P 500 Future Option	Put	6	1,065	3,550.00	5/28/21	(7)
E-Mini S&P 500 Future Option	Put	16	2,800	3,500.00	5/28/21	(17)
E-Mini S&P 500 Future Option	Put	1	173	3,450.00	5/28/21	(1)
E-Mini S&P 500 Future Option	Put	1	175	3,490.00	5/28/21	(1)
E-Mini S&P 500 Future Option	Put	26	4,679	3,600.00	6/18/21	(56)
E-Mini S&P 500 Future Option	Put	2	350	3,500.00	6/18/21	(3)
E-Mini S&P 500 Future Option	Put	22	3,849	3,500.00	4/16/21	(3)
E-Mini S&P 500 Future Option	Put	3	533	3,550.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	6	960	3,200.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	10	1,550	3,100.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	4	610	3,050.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	8	1,340	3,350.00	5/21/21	(4)
E-Mini S&P 500 Future Option	Put	9	1,553	3,450.00	5/21/21	(6)
E-Mini S&P 500 Future Option	Put	8	1,320	3,300.00	5/21/21	(4)
E-Mini S&P 500 Future Option	Put	7	1,134	3,240.00	5/21/21	(3)
E-Mini S&P 500 Future Option	Put	7	1,103	3,150.00	5/21/21	(2)
E-Mini S&P 500 Future Option	Put	23	4,024	3,500.00	5/21/21	(20)
E-Mini S&P 500 Future Option	Put	14	2,520	3,600.00	5/21/21	(17)
E-Mini S&P 500 Future Option	Put	8	1,428	3,570.00	5/21/21	(9)
E-Mini S&P 500 Future Option	Put	8	1,420	3,550.00	5/21/21	(8)
E-Mini S&P 500 Future Option	Put	7	1,138	3,250.00	5/21/21	(3)
E-Mini S&P 500 Future Option	Put	8	1,392	3,480.00	5/21/21	(6)
						$(217)

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	2	$395	$3,950.00	4/30/21	$6
E-Mini S&P 500 Future Option	Put	7	1,348	3,850.00	4/30/21	13
E-Mini S&P 500 Future Option	Put	6	1,125	3,750.00	4/30/21	7
E-Mini S&P 500 Future Option	Put	2	395	3,950.00	5/28/21	9
E-Mini S&P 500 Future Option	Put	8	1,520	3,800.00	5/28/21	22
E-Mini S&P 500 Future Option	Put	9	1,755	3,900.00	6/18/21	44
E-Mini S&P 500 Future Option	Put	4	770	3,850.00	6/18/21	17
E-Mini S&P 500 Future Option	Put	3	575	3,830.00	4/16/21	2
E-Mini S&P 500 Future Option	Put	11	2,089	3,800.00	4/16/21	7
E-Mini S&P 500 Future Option	Put	7	1,365	3,900.00	5/21/21	24
E-Mini S&P 500 Future Option	Put	7	1,330	3,800.00	5/21/21	17
						$168

Amounts designated as "—" are $0 or have been round to $0.

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.51%
	Aerospace & Defense — 1.27%
10,464	General Dynamics Corp.	$1,900
1,556	HEICO Corp.	196
2,761	HEICO Corp., Class - A	314
14,704	Howmet Aerospace, Inc.(a)	472
3,558	Huntington Ingalls Industries, Inc.	732
10,040	L3Harris Technologies, Inc.	2,035
10,542	Lockheed Martin Corp.	3,896
7,825	Northrop Grumman Corp.	2,532
55,759	Raytheon Technologies Corp.	4,308
63,970	Safran SA, ADR(a)	2,178
1,340	Teledyne Technologies, Inc.(a)	554
8,369	Textron, Inc.	469
19,693	The Boeing Co.(a)	5,017
8,434	TransDigm Group, Inc.(a)	4,958
		29,561

	Air Freight & Logistics — 0.45%
13,262	C.H. Robinson Worldwide, Inc.	1,266
12,138	Expeditors International of Washington, Inc.	1,307
9,150	FedEx Corp.	2,599
28,877	United Parcel Service, Inc., Class - B	4,908
3,308	XPO Logistics, Inc.(a)	408
		10,488

	Airlines — 0.03%
5,915	Delta Air Lines, Inc.(a)	286
5,475	Southwest Airlines Co.(a)	334
		620

	Auto Components — 0.10%
9,882	Aptiv PLC(a)	1,363
2,979	Autoliv, Inc.(a)	276
8,941	BorgWarner, Inc.	415
2,060	Lear Corp.	373
		2,427

	Automobiles — 1.65%
143,146	Ford Motor Co.(a)	1,754
47,250	General Motors Co.(a)	2,715
50,535	Tesla, Inc.(a)	33,753
		38,222

	Banks — 2.69%
286,108	Bank of America Corp.	11,070
76,463	Citigroup, Inc.	5,563
15,845	Citizens Financial Group, Inc.	700
26,432	Fifth Third Bancorp	990
6,863	First Republic Bank	1,144
37,744	Huntington Bancshares, Inc.	593
137,827	JPMorgan Chase & Co.	20,981
36,229	KeyCorp	724
4,760	M&T Bank Corp.	722
15,542	PNC Financial Services Group, Inc.	2,726
35,634	Regions Financial Corp.	736
1,922	SVB Financial Group(a)	949
49,459	Truist Financial Corp.	2,884
49,735	U.S. Bancorp	2,751
252,035	Wells Fargo & Co.	9,847
		62,380

	Beverages — 1.12%
18,201	Brown-Forman Corp., Class - B	1,256

Shares	Security Description	Value (000)

	Beverages (continued)
7,608	Constellation Brands, Inc., Class - A	$1,735
44,557	Keurig Dr Pepper, Inc.	1,532
19,575	Molson Coors Beverage Co., Class - B(a)	1,001
43,975	Monster Beverage Corp.(a)	4,006
55,020	PepsiCo, Inc.	7,782
162,974	The Coca-Cola Co.	8,589
		25,901

	Biotechnology — 1.50%
69,833	AbbVie, Inc.	7,556
9,981	Alexion Pharmaceuticals, Inc.(a)	1,527
7,037	Alnylam Pharmaceuticals, Inc.(a)	994
23,542	Amgen, Inc.	5,858
7,159	Biogen, Inc.(a)	2,003
8,049	BioMarin Pharmaceutical, Inc.(a)	608
5,900	Exact Sciences Corp.(a)	778
57,370	Gilead Sciences, Inc.	3,707
12,682	Incyte Corp.(a)	1,031
8,654	Ionis Pharmaceuticals, Inc.(a)	389
14,643	Moderna, Inc.(a)	1,917
6,742	Neurocrine Biosciences, Inc.(a)	655
5,251	Regeneron Pharmaceuticals, Inc.(a)	2,485
2,704	Sarepta Therapeutics, Inc.(a)	202
6,986	Seagen, Inc.(a)	970
10,647	Vertex Pharmaceuticals, Inc.(a)	2,288
67,465	Vitrolife AB(a)	1,981
		34,949

	Building Products — 0.38%
14,241	A.O. Smith Corp.	963
3,332	Allegion PLC	419
30,548	Carrier Global Corp.	1,290
5,082	Fortune Brands Home & Security, Inc.	487
30,903	Johnson Controls International PLC	1,843
3,283	Lennox International, Inc.	1,023
11,700	Masco Corp.	701
3,939	Owens Corning	363
9,920	Trane Technologies PLC	1,642
		8,731

	Capital Markets — 2.85%
4,377	Ameriprise Financial, Inc.	1,017
6,512	Apollo Global Management, Inc.	306
5,599	BlackRock, Inc., Class - A	4,222
10,788	CBOE Global Markets, Inc.	1,064
26,064	CME Group, Inc.	5,323
13,584	FactSet Research Systems, Inc.	4,192
10,909	Franklin Resources, Inc.	323
59,512	Intercontinental Exchange, Inc.	6,646
14,091	Invesco Ltd.	355
19,006	KKR & Co., Inc., Class - A	928
2,667	MarketAxess Holdings, Inc.	1,328
18,791	Moody's Corp.	5,611
51,648	Morgan Stanley	4,012
7,009	Morningstar, Inc.	1,577
9,557	MSCI, Inc.	4,007
5,376	Nasdaq, Inc.	793
7,336	Northern Trust Corp.	771
4,478	Raymond James Financial, Inc.	549
21,487	S&P Global, Inc.	7,583
4,652	SEI Investments Co.	283
13,089	State Street Corp.	1,100
8,289	T. Rowe Price Group, Inc.	1,422
29,187	The Bank of New York Mellon Corp.	1,380

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
24,695	The Blackstone Group, Inc., Class - A	$1,841
5,247	The Carlyle Group, Inc.	193
56,151	The Charles Schwab Corp.	3,660
15,008	The Goldman Sachs Group, Inc.	4,908
10,411	Tradeweb Markets, Inc., Class - A	770
		66,164

	Chemicals — 1.35%
8,449	Air Products & Chemicals, Inc.	2,377
4,265	Albemarle Corp.	623
7,647	Axalta Coating Systems Ltd.(a)	226
4,337	Celanese Corp., Series A	650
8,077	CF Industries Holdings, Inc.	367
27,257	Corteva, Inc.	1,271
27,171	Dow, Inc.	1,737
19,641	DuPont de Nemours, Inc.	1,518
5,026	Eastman Chemical Co.	553
9,415	Ecolab, Inc.	2,015
4,713	FMC Corp.	521
11,085	International Flavors & Fragrances, Inc.	1,547
33,421	Linde PLC	9,364
9,911	LyondellBasell Industries N.V., Class - A	1,031
10,096	PPG Industries, Inc.	1,517
6,379	RPM International, Inc.	585
13,031	The Mosaic Co.	412
6,947	The Sherwin-Williams Co.	5,128
		31,442

	Commercial Services & Supplies — 0.61%
3,300	Cintas Corp.	1,126
28,841	Copart, Inc.(a)	3,133
14,676	Republic Services, Inc.	1,458
43,248	Rollins, Inc.	1,489
39,845	Waste Connections, Inc.	4,302
20,931	Waste Management, Inc.	2,700
		14,208

	Communications Equipment — 0.70%
2,066	Arista Networks, Inc.(a)	624
155,246	Cisco Systems, Inc.	8,028
4,123	F5 Networks, Inc.(a)	860
33,608	Juniper Networks, Inc.	851
7,637	Motorola Solutions, Inc.	1,436
13,638	Palo Alto Networks, Inc.(a)	4,392
		16,191

	Construction & Engineering — 0.20%
5,735	Jacobs Engineering Group, Inc.	742
143,356	WillScot Mobile Mini Holdings Corp.(a)	3,977
		4,719

	Construction Materials — 0.08%
2,507	Martin Marietta Materials, Inc.	842
6,608	Vulcan Materials Co.	1,115
		1,957

	Consumer Finance — 0.35%
13,871	Ally Financial, Inc.	627
25,120	American Express Co.	3,553
16,767	Capital One Financial Corp.	2,133
11,372	Discover Financial Services	1,080
19,494	Synchrony Financial	793
		8,186

Shares	Security Description	Value (000)

	Containers & Packaging — 0.52%
58,194	Amcor PLC	$680
3,031	Avery Dennison Corp.	557
47,644	Ball Corp.	4,037
42,426	Crown Holdings, Inc.	4,117
13,855	International Paper Co.	749
5,116	Packaging Corporation of America	688
15,778	Sealed Air Corp.	723
9,621	WestRock Co.	501
		12,052

	Distributors — 0.19%
5,353	Genuine Parts Co.	619
10,574	LKQ Corp.(a)	448
9,421	Pool Corp.	3,252
		4,319

	Diversified Consumer Services — 0.15%
65,950	Frontdoor, Inc.(a)	3,545

	Diversified Financial Services — 0.60%
51,433	Berkshire Hathaway, Inc., Class - B(a)	13,139
14,645	Equitable Holdings, Inc.	478
4,539	Voya Financial, Inc.	289
		13,906

	Diversified Telecommunication Services — 0.97%
282,195	AT&T, Inc.	8,542
65,265	Cellnex Telecom SA	3,758
44,709	Lumen Technologies, Inc.	597
166,388	Verizon Communications, Inc.	9,675
		22,572

	Electric Utilities — 1.29%
24,205	Alliant Energy Corp.	1,311
27,875	American Electric Power Co., Inc.	2,361
34,279	Duke Energy Corp.	3,308
21,868	Edison International	1,282
12,390	Entergy Corp.	1,232
16,497	Evergy, Inc.	982
20,417	Eversource Energy	1,768
38,986	Exelon Corp.	1,705
35,022	FirstEnergy Corp.	1,215
79,438	NextEra Energy, Inc.	6,006
25,648	OGE Energy Corp.	830
55,223	PG&E Corp.(a)	647
11,350	Pinnacle West Capital Corp.	923
45,049	PPL Corp.	1,300
48,355	The Southern Co.	3,006
31,161	Xcel Energy, Inc.	2,073
		29,949

	Electrical Equipment — 0.54%
8,536	AMETEK, Inc.	1,090
14,609	Eaton Corp. PLC	2,021
21,918	Emerson Electric Co.	1,977
4,453	Enphase Energy, Inc.(a)	722
2,332	Generac Holdings, Inc.(a)	764
17,365	Plug Power, Inc.(a)	622
4,310	Rockwell Automation, Inc.	1,144
5,729	Sensata Technologies Holding PLC(a)	332
4,402	Sunrun, Inc.(a)	266
175,123	Vertiv Holdings Co.	3,503
		12,441

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components — 0.38%
21,901	Amphenol Corp., Class - A	$1,445
2,864	Arrow Electronics, Inc.(a)	317
5,305	CDW Corp.	879
6,341	Cognex Corp.	526
28,346	Corning, Inc.	1,233
1,417	IPG Photonics Corp.(a)	299
6,875	Keysight Technologies, Inc.(a)	986
12,100	TE Connectivity Ltd.	1,563
9,282	Trimble, Inc.(a)	722
1,978	Zebra Technologies Corp.(a)	960
		8,930

	Energy Equipment & Services — 0.11%
25,445	Baker Hughes, Inc.	550
32,798	Halliburton Co.	704
50,952	Schlumberger Ltd.	1,385
		2,639

	Entertainment — 2.37%
69,241	Activision Blizzard, Inc.	6,439
14,851	Electronic Arts, Inc.	2,010
7,408	Liberty Media Corp. - Liberty Formula One, Class - C(a)	321
5,909	Live Nation Entertainment, Inc.(a)	500
35,853	Netflix, Inc.(a)	18,703
10,197	ROBLOX Corp., Class - A(a)	661
13,411	Sea Ltd., ADR(a)	2,994
10,154	Spotify Technology SA(a)	2,721
26,030	Take-Two Interactive Software, Inc.(a)	4,600
86,760	The Walt Disney Co.(a)	16,009
		54,958

	Equity Real Estate Investment Trusts — 4.95%
38,203	Acadia Realty Trust	725
13,575	Alexandria Real Estate Equities, Inc.	2,230
181,518	American Homes 4 Rent, Class - A	6,052
34,429	American Tower Corp.	8,231
18,515	Americold Realty Trust	712
6,783	AvalonBay Communities, Inc.	1,252
5,486	Boston Properties, Inc.	556
136,835	Brixmor Property Group, Inc.	2,768
24,563	Camden Property Trust	2,699
44,142	Crown Castle International Corp.	7,598
14,828	Digital Realty Trust, Inc.	2,088
40,658	Douglas Emmett, Inc.	1,277
16,504	Duke Realty Corp.	692
8,266	Equinix, Inc.	5,618
13,319	Equity Lifestyle Properties, Inc.	847
19,515	Equity Residential	1,398
10,735	Essex Property Trust, Inc.	2,918
35,589	Extra Space Storage, Inc.	4,719
14,108	First Industrial Realty Trust, Inc.	646
84,869	Healthpeak Properties, Inc.	2,694
26,589	Host Hotels & Resorts, Inc.(a)	448
93,365	Independence Realty Trust, Inc.	1,419
5,220	Innovative Industrial Properties, Inc.	940
130,017	Invitation Homes, Inc.	4,159
25,613	Iron Mountain, Inc.	948
19,675	Kilroy Realty Corp.	1,291
22,068	Life Storage, Inc.	1,897
61,282	Medical Properties Trust, Inc.	1,304
6,714	Mid-America Apartment Communities, Inc.	970
8,622	Omega Healthcare Investors, Inc.	316

Shares	Security Description	Value (000)

	Equity Real Estate Investment Trusts (continued)
52,754	Pebblebrook Hotel Trust	$1,281
19,027	PotlatchDeltic Corp.	1,007
83,664	Prologis, Inc.	8,869
9,029	Public Storage	2,228
9,817	QTS Realty Trust, Inc., Class - A	609
13,022	Realty Income Corp.	827
6,186	Regency Centers Corp.	351
79,278	Retail Opportunity Investments Corp.	1,258
36,076	Rexford Industrial Realty, Inc.	1,818
11,769	Ryman Hospitality Properties, Inc.(a)	912
6,419	SBA Communications Corp.	1,781
25,824	Simon Property Group, Inc.	2,938
19,649	SL Green Realty Corp.	1,375
40,936	Sun Communities, Inc.	6,142
13,557	Tanger Factory Outlet Centers, Inc.	205
81,552	UDR, Inc.	3,576
13,897	Ventas, Inc.	741
7,933	VEREIT Inc	306
99,118	VICI Properties, Inc.	2,799
6,161	Vornado Realty Trust	280
35,879	Weingarten Realty Investors	966
51,183	Welltower, Inc.	3,666
27,694	Weyerhaeuser Co.	986
7,893	WP Carey, Inc.	559
		114,892

	Food & Staples Retailing — 0.99%
27,892	Costco Wholesale Corp.	9,832
17,712	Sysco Corp.	1,395
52,583	The Kroger Co.	1,893
37,801	Walgreens Boots Alliance, Inc.	2,075
57,285	Walmart, Inc.	7,780
		22,975

	Food Products — 0.94%
25,471	Archer-Daniels-Midland Co.	1,452
9,654	Bunge Ltd.	765
24,134	Campbell Soup Co.	1,213
41,110	Conagra Brands, Inc.	1,546
36,401	General Mills, Inc.	2,232
27,681	Hormel Foods Corp.	1,322
23,128	Kellogg Co.	1,465
7,872	Lamb Weston Holding, Inc.	610
17,317	McCormick & Company, Inc.	1,544
62,918	Mondelez International, Inc., Class - A	3,682
10,129	The Hershey Co.	1,602
11,149	The J.M. Smucker Co.	1,410
37,993	The Kraft Heinz Co.	1,520
20,129	Tyson Foods, Inc., Class - A	1,496
		21,859

	Gas Utilities — 0.08%
12,135	Atmos Energy Corp.	1,199
15,108	UGI Corp.	620
		1,819

	Health Care Equipment & Supplies — 3.10%
67,573	Abbott Laboratories	8,099
2,907	Abiomed, Inc.(a)	927
6,602	Align Technology, Inc.(a)	3,575
26,165	Baxter International, Inc.	2,207
13,421	Becton, Dickinson & Co.	3,263
52,479	Boston Scientific Corp.(a)	2,028
52,152	Danaher Corp.	11,738

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
15,145	DENTSPLY SIRONA, Inc.	$967
8,082	Dexcom, Inc.(a)	2,906
23,727	Edwards Lifesciences Corp.(a)	1,984
12,161	Hologic, Inc.(a)	904
9,207	IDEXX Laboratories, Inc.(a)	4,506
4,230	Insulet Corp.(a)	1,103
9,406	Intuitive Surgical, Inc.(a)	6,950
4,414	Masimo Corp.(a)	1,013
51,440	Medtronic PLC	6,077
3,211	Novocure Ltd.(a)	424
6,363	ResMed, Inc.	1,234
19,299	STERIS PLC	3,676
12,409	Stryker Corp.	3,023
2,074	Teleflex, Inc.	862
2,714	The Cooper Companies, Inc.	1,042
4,186	Varian Medical Systems, Inc.(a)	739
4,827	West Pharmaceutical Services, Inc.	1,360
8,642	Zimmer Biomet Holdings, Inc.	1,383
		71,990

	Health Care Providers & Services — 1.79%
8,664	AmerisourceBergen Corp.	1,023
9,127	Anthem, Inc.	3,276
123,628	Brookdale Senior Living, Inc.(a)	748
15,242	Cardinal Health, Inc.	926
21,218	Centene Corp.(a)	1,356
13,257	Cigna Corp.	3,205
55,082	CVS Health Corp.	4,144
7,309	DaVita, Inc.(a)	788
15,118	HCA Healthcare, Inc.	2,847
42,214	HealthEquity, Inc.(a)	2,871
11,652	Henry Schein, Inc.(a)	807
4,850	Humana, Inc.	2,033
3,614	Laboratory Corporation of America Holdings(a)	922
7,395	McKesson Corp.	1,442
2,152	Molina Heathcare, Inc.(a)	503
10,117	Quest Diagnostics, Inc.	1,299
34,871	UnitedHealth Group, Inc.	12,973
2,835	Universal Health Services, Inc., Class - B	378
		41,541

	Health Care Technology — 0.26%
20,431	Cerner Corp.	1,469
6,644	Teladoc Health, Inc.(a)	1,207
13,105	Veeva Systems, Inc., Class - A(a)	3,424
		6,100

	Hotels, Restaurants & Leisure — 1.55%
2,812	Airbnb, Inc., Class - A(a)	528
8,295	Aramark	313
13,903	Caesars Entertainment, Inc.(a)	1,216
28,878	Carnival Corp., Class - A(a)	766
3,105	Chipotle Mexican Grill, Inc.(a)	4,412
9,643	Choice Hotels International, Inc.	1,035
4,831	Darden Restaurants, Inc.	686
3,451	Domino's Pizza, Inc.	1,269
6,540	DraftKings, Inc., Class - A(a)	401
12,170	Hilton Worldwide Holdings, Inc.(a)	1,472
17,239	Intercontinental Hotels Group PLC(a)	1,182
12,753	Las Vegas Sands Corp.(a)	775
10,092	Marriott International, Inc., Class - A(a)	1,495
29,616	McDonald's Corp.	6,639
17,410	MGM Resorts International	661

Shares	Security Description	Value (000)

	Hotels, Restaurants & Leisure (continued)
48,721	Planet Fitness, Inc., Class - A(a)	$3,766
131,816	Playa Hotels & Resorts N.V.(a)	962
8,500	Royal Caribbean Cruises Ltd.(a)	728
43,097	Starbucks Corp.	4,710
2,591	Vail Resorts, Inc.(a)	755
3,871	Wynn Resorts Ltd.(a)	485
15,807	YUM! Brands, Inc.	1,710
		35,966

	Household Durables — 0.48%
59,095	D.R. Horton, Inc.	5,267
7,898	Garmin Ltd.	1,042
10,207	Lennar Corp., Class - A	1,033
2,210	Mohawk Industries, Inc.(a)	425
14,574	Newell Brands, Inc.	390
131	NVR, Inc.(a)	617
9,814	PulteGroup, Inc.	515
4,044	Roku, Inc.(a)	1,317
1,553	Toll Brothers, Inc.	88
2,880	TRI Pointe Homes, Inc.(a)	59
2,271	Whirlpool Corp.	500
		11,253

	Household Products — 1.11%
61,818	Church & Dwight Co., Inc.	5,399
39,139	Colgate-Palmolive Co.	3,086
18,362	Kimberly-Clark Corp.	2,553
9,042	The Clorox Co.	1,744
96,767	The Procter & Gamble Co.	13,106
		25,888

	Independent Power and Renewable Electricity Producers — 0.07%
13,324	NRG Energy, Inc.	503
24,677	The AES Corp.	661
30,267	Vistra Corp.	535
		1,699

	Industrial Conglomerates — 0.81%
23,200	3M Co.	4,470
321,591	General Electric Co.	4,222
25,771	Honeywell International, Inc.	5,595
11,177	Roper Technologies, Inc.	4,508
		18,795

	Insurance — 1.55%
24,759	Aflac, Inc.	1,267
537	Alleghany Corp.(a)	336
2,683	American Financial Group, Inc.	306
31,538	American International Group, Inc.	1,457
10,814	Aon PLC, Class - A	2,489
111,912	Arch Capital Group Ltd.(a)	4,295
9,808	Arthur J. Gallagher & Co.	1,224
3,206	Assurant, Inc.	454
4,486	Athene Holding Ltd., Class - A(a)	226
16,996	Brown & Brown, Inc.	777
17,566	Chubb Ltd.	2,776
5,671	Cincinnati Financial Corp.	585
3,749	Erie Indemnity Co., Class - A	828
2,326	Everest Re Group Ltd.	576
15,687	Fidelity National Financial, Inc.	638
3,625	Globe Life, Inc.	350
7,000	Lincoln National Corp.	436
8,971	Loews Corp.	460

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
511	Markel Corp.(a)	$582
22,348	Marsh & McLennan Companies, Inc.	2,723
28,019	MetLife, Inc.	1,703
10,193	Principal Financial Group, Inc.	611
14,490	Prudential Financial, Inc.	1,320
2,471	Reinsurance Group of America	311
5,205	RenaissanceRe Holdings Ltd.	834
13,016	The Allstate Corp.	1,496
13,295	The Hartford Financial Services Group, Inc.	888
28,212	The Progressive Corp.	2,697
9,726	The Travelers Cos., Inc.	1,462
5,155	W.R. Berkley Corp.	388
6,657	Willis Towers Watson PLC	1,524
		36,019

	Interactive Media & Services — 5.63%
16,450	Alphabet, Inc., Class - A(a)	33,929
13,135	Alphabet, Inc., Class - C(a)	27,171
127,335	Facebook, Inc., Class - A(a)	37,506
30,361	IAC/InterActive Corp.(a)	6,567
39,661	Match Group, Inc.(a)	5,448
60,484	Pinterest, Inc., Class - A(a)	4,477
43,258	Scout24 AG	3,282
81,670	Snap, Inc., Class - A(a)	4,271
23,587	Tencent Holdings Ltd., ADR	1,882
79,573	Twitter, Inc.(a)	5,063
2,301	Zillow Group, Inc., Class - A(a)	302
5,539	Zillow Group, Inc., Class - C(a)	718
		130,616

	Internet & Direct Marketing Retail — 4.15%
13,780	Alibaba Group Holding Ltd., ADR(a)	3,124
21,634	Amazon.com, Inc.(a)	66,938
3,211	Booking Holdings, Inc.(a)	7,481
8,050	Chewy, Inc., Class - A(a)	682
94,512	eBay, Inc.	5,788
21,016	Etsy, Inc.(a)	4,238
5,044	Expedia Group, Inc.(a)	868
17,206	Farfetch Ltd., Class - A(a)	912
3,796	MercadoLibre, Inc.(a)	5,588
2,566	Wayfair, Inc., Class - A(a)	808
		96,427

	IT Services — 8.15%
23,273	Accenture PLC, Class - A	6,429
76,363	Adyen N.V., ADR(a)	3,416
965	Adyen N.V.(a)	2,154
17,267	Affirm Holdings, Inc.(a)	1,221
7,993	Afterpay Ltd., ADR^(a)	622
17,932	Afterpay Ltd.(a)	1,382
12,161	Akamai Technologies, Inc.(a)	1,239
15,733	Automatic Data Processing, Inc.	2,965
29,839	Bigcommerce Holdings, Inc.(a)	1,725
46,454	Black Knight, Inc.(a)	3,437
12,777	Booz Allen Hamilton Holding Corp.	1,029
7,440	Broadridge Financial Solutions, Inc.	1,139
19,576	Cognizant Technology Solutions Corp.	1,529
2,078	EPAM Systems, Inc.(a)	824
74,371	Fidelity National Information Services, Inc.	10,457
54,750	Fiserv, Inc.(a)	6,517
3,094	FleetCor Technologies, Inc.(a)	831
3,313	Gartner, Inc.(a)	605
37,905	Global Payments, Inc.	7,641
11,425	GMO Payment Gateway, Inc.	1,515

Shares	Security Description	Value (000)

	IT Services (continued)
50,205	GoDaddy, Inc., Class - A(a)	$3,897
33,555	International Business Machines Corp.	4,472
6,697	Jack Henry & Associates, Inc.	1,016
6,361	Leidos Holdings, Inc.	612
61,882	MasterCard, Inc., Class - A	22,034
1,923	MongoDB, Inc.(a)	514
7,019	Okta, Inc.(a)	1,547
48,505	Pagseguro Digital Ltd.(a)	2,246
35,839	Paychex, Inc.	3,513
114,424	PayPal Holdings, Inc.(a)	27,787
6,554	Shopify, Inc.(a)	7,252
5,003	Snowflake, Inc., Class - A(a)	1,147
50,998	Square, Inc., Class - A(a)	11,579
35,629	Stoneco Ltd., Class - A(a)	2,181
37,130	The Western Union Co.	915
15,266	Twilio, Inc., Class - A(a)	5,202
41,727	VeriSign, Inc.(a)	8,294
120,324	Visa, Inc., Class - A	25,477
31,397	Worldline SA(a)	2,630
		188,992

	Leisure Products — 0.21%
4,763	Hasbro, Inc.	458
39,901	Peloton Interactive, Inc., Class - A(a)	4,486
		4,944

	Life Sciences Tools & Services — 2.35%
4,852	10X Genomics, Inc., Class - A(a)	878
78,721	Agilent Technologies, Inc.	10,009
18,909	Avantor, Inc.(a)	547
1,563	Bio-Rad Laboratories, Inc., Class - A(a)	893
49,817	Eurofins Scientific SE(a)	4,761
5,352	Illumina, Inc.(a)	2,055
26,597	IQVIA Holdings, Inc.(a)	5,137
5,268	Medpace Holdings, Inc.(a)	864
3,255	Mettler-Toledo International, Inc.(a)	3,761
33,352	PerkinElmer, Inc.	4,279
4,358	PPD, Inc.(a)	165
14,399	Sartorius Stedim Biotech	5,930
31,348	Thermo Fisher Scientific, Inc.	14,308
3,516	Waters Corp.(a)	999
		54,586

	Machinery — 1.29%
19,946	Caterpillar, Inc.	4,625
6,164	Cummins, Inc.	1,598
10,929	Deere & Co.	4,089
5,346	Dover Corp.	733
11,260	Fortive Corp.	795
15,869	IDEX Corp.	3,322
11,609	Illinois Tool Works, Inc.	2,572
13,171	Ingersoll-Rand, Inc.(a)	648
1,995	Nordson Corp.	396
74,299	Otis Worldwide Corp.	5,086
16,160	PACCAR, Inc.	1,501
4,715	Parker Hannifin Corp.	1,487
6,063	Pentair PLC	378
1,881	Snap-on, Inc.	434
5,945	Stanley Black & Decker, Inc.	1,187
6,564	Westinghouse Air Brake Technologies Corp.	520
6,687	Xylem, Inc.	703
		30,074

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media — 1.63%
118,578	Altice USA, Inc., Class - A(a)	$3,858
307	Cable One, Inc.	561
12,049	Charter Communications, Inc., Class - A(a)	7,434
243,978	Comcast Corp., Class - A	13,201
13,375	Discovery, Inc.(a)	582
18,303	Discovery, Inc., Class - C(a)	676
9,283	Dish Network Corp.(a)	336
12,696	Fox Corp., Class - A	458
6,051	Fox Corp., Class - B	211
3,537	Liberty Broadband Corp., Class - A(a)	513
33,100	Liberty Broadband Corp., Class - C(a)	4,970
21,691	Liberty Global PLC, Class - A(a)	557
30,092	Liberty Global PLC, Class - C(a)	769
3,032	Liberty Media Corp. - Liberty SiriusXM, Class - A(a)	134
6,253	Liberty Media Corp. - Liberty SiriusXM, Class - C(a)	276
19,352	News Corp., Class - A	492
12,599	Omnicom Group, Inc.	934
70,788	Sirius XM Holdings, Inc.	431
14,248	The Interpublic Group of Companies, Inc.	416
20,962	ViacomCBS, Inc., Class - B	945
		37,754

	Metals & Mining — 0.40%
166,602	Freeport-McMoRan, Inc.(a)	5,486
43,234	Newmont Corp.	2,606
11,202	Nucor Corp.	899
7,605	Steel Dynamics, Inc.	386
		9,377

	Mortgage Real Estate Investment Trusts — 0.08%
62,130	AGNC Investment Corp.	1,042
100,026	Annaly Capital Management, Inc.	860
		1,902

	Multiline Retail — 0.47%
12,874	Dollar General Corp.	2,609
14,401	Dollar Tree, Inc.(a)	1,649
34,032	Target Corp.	6,740
		10,998

	Multi-Utilities — 0.69%
17,875	Ameren Corp.	1,454
19,734	CenterPoint Energy, Inc.	447
23,969	CMS Energy Corp.	1,467
23,327	Consolidated Edison, Inc.	1,745
38,766	Dominion Energy, Inc.	2,944
10,093	DTE Energy Co.	1,344
39,900	NiSource, Inc.	962
29,838	Public Service Enterprise Group, Inc.	1,797
13,830	Sempra Energy	1,834
20,849	WEC Energy Group, Inc.	1,951
		15,945

	Oil, Gas & Consumable Fuels — 1.39%
51,283	Cabot Oil & Gas Corp.	963
12,637	Cheniere Energy, Inc.(a)	910
70,723	Chevron Corp.	7,411
49,709	ConocoPhillips	2,633
22,448	Devon Energy Corp.	490
21,363	EOG Resources, Inc.	1,549
155,357	Exxon Mobil Corp.	8,674
10,254	Hess Corp.	726

Shares	Security Description	Value (000)

	Oil, Gas & Consumable Fuels (continued)
75,592	Kinder Morgan, Inc.	$1,259
23,805	Marathon Petroleum Corp.	1,273
34,549	Occidental Petroleum Corp.	920
16,488	ONEOK, Inc.	835
15,983	Phillips 66	1,303
7,617	Pioneer Natural Resources Co.	1,210
45,026	The Williams Companies, Inc.	1,067
15,130	Valero Energy Corp.	1,083
		32,306

	Personal Products — 0.46%
5,667	L'Oreal SA	2,172
29,405	The Estee Lauder Companies, Inc.	8,552
		10,724

	Pharmaceuticals — 2.35%
94,828	Bristol-Myers Squibb Co.	5,987
6,111	Catalent, Inc.(a)	644
15,929	Elanco Animal Health, Inc.(a)	469
34,845	Eli Lilly & Co.	6,509
11,852	Horizon Therapeutics PLC(a)	1,091
5,129	Jazz Pharmaceuticals PLC(a)	843
101,091	Johnson & Johnson	16,615
102,134	Merck & Co., Inc.	7,873
5,524	Perrigo Co. PLC	224
223,946	Pfizer, Inc.	8,113
6,593	Royalty Pharma PLC, Class - A	288
62,262	Viatris, Inc.(a)	870
31,858	Zoetis, Inc.	5,016
		54,542

	Professional Services — 1.02%
4,723	CoStar Group, Inc.(a)	3,881
33,119	Equifax, Inc.	5,998
60,615	Experian PLC	2,086
15,066	IHS Markit Ltd.	1,458
4,144	Robert Half International, Inc.	324
27,858	Thomson Reuters Corp.	2,440
32,803	TransUnion	2,953
25,785	Verisk Analytics, Inc., Class - A	4,556
		23,696

	Real Estate Management & Development — 0.13%
12,446	CBRE Group, Inc., Class - A(a)	985
9,871	Colliers International Group, Inc.	970
6,188	Jones Lang LaSalle, Inc.(a)	1,107
		3,062

	Road & Rail — 1.30%
1,337	AMERCO	819
7,340	Canadian Pacific Railway Ltd.	2,804
28,054	CSX Corp.	2,705
5,305	JB Hunt Transport Services, Inc.	892
3,473	Kansas City Southern	917
15,185	Knight-Swift Transportation Holdings, Inc.	730
9,315	Norfolk Southern Corp.	2,501
20,721	Old Dominion Freight Line, Inc.	4,981
116,722	Uber Technologies, Inc.(a)	6,363
34,452	Union Pacific Corp.	7,593
		30,305

	Semiconductors & Semiconductor Equipment — 3.59%
44,138	Advanced Micro Devices, Inc.(a)	3,465
13,544	Analog Devices, Inc.	2,100

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
33,530	Applied Materials, Inc.	$4,480
14,859	Broadcom, Inc.	6,890
150,581	Intel Corp.	9,637
5,682	KLA Corp.	1,877
5,284	Lam Research Corp.	3,145
24,864	Marvell Technology Group Ltd.	1,218
9,917	Maxim Integrated Products, Inc.	906
9,532	Microchip Technology, Inc.	1,480
83,373	Micron Technology, Inc.(a)	7,354
1,556	Monolithic Power Systems, Inc.	550
33,929	NVIDIA Corp.	18,116
10,253	NXP Semiconductors N.V.	2,064
14,958	ON Semiconductor Corp.(a)	622
4,232	Qorvo, Inc.(a)	773
66,886	QUALCOMM, Inc.	8,868
6,162	Skyworks Solutions, Inc.	1,131
1,924	SolarEdge Technologies, Inc.(a)	553
6,161	Teradyne, Inc.	750
33,717	Texas Instruments, Inc.	6,372
9,094	Xilinx, Inc.	1,127
		83,478

	Software — 11.46%
35,491	Adobe, Inc.(a)	16,871
11,797	ANSYS, Inc.(a)	4,006
9,046	AppFolio, Inc., Class - A(a)	1,279
7,042	Aspen Technology, Inc.(a)	1,016
8,995	Atlassian Corp. PLC, Class - A(a)	1,896
21,490	Autodesk, Inc.(a)	5,956
15,253	Avalara, Inc.(a)	2,035
13,093	Bentley Systems, Inc., Class - B	614
11,138	Bill.Com Holdings, Inc.(a)	1,621
10,206	Cadence Design Systems, Inc.(a)	1,398
29,292	Ceridian HCM Holding, Inc.(a)	2,468
9,704	Citrix Systems, Inc.	1,362
12,118	Cloudflare, Inc., Class - A(a)	851
11,834	Coupa Software, Inc.(a)	3,011
35,875	Crowdstrike Holdings, Inc., Class - A(a)	6,547
12,620	Dassault Systemes SE	2,699
6,561	Datadog, Inc., Class - A(a)	547
7,982	DocuSign, Inc.(a)	1,616
23,623	Dropbox, Inc., Class - A(a)	630
33,561	Duck Creek Technologies, Inc.(a)	1,515
6,979	Dynatrace, Inc.(a)	337
32,042	Envestnet, Inc.(a)	2,314
1,080	Fair Isaac Corp.(a)	525
5,119	Fortinet, Inc.(a)	944
5,150	Guidewire Software, Inc.(a)	524
3,807	HubSpot, Inc.(a)	1,729
20,833	Intuit, Inc.	7,980
24,504	Kinaxis, Inc.(a)	2,860
43,223	Lightspeed Pos, Inc.(a)	2,719
358,304	Microsoft Corp.	84,478
80,199	Money Forward, Inc.(a)	3,028
58,723	New Relic, Inc.(a)	3,610
54,442	Nortonlifelock, Inc.	1,158
76,126	Nuance Communications, Inc.(a)	3,322
135,572	Oracle Corp.	9,513
10,018	PAYCOM Software, Inc.(a)	3,708
15,000	Paylocity Holding Corp.(a)	2,697
4,113	PTC, Inc.(a)	566
8,700	RingCentral, Inc., Class - A(a)	2,592
65,296	Salesforce.com, Inc.(a)	13,835

Shares	Security Description	Value (000)

	Software (continued)
22,346	ServiceNow, Inc.(a)	$11,175
12,256	Simcorp A/S	1,518
17,029	Slack Technologies, Inc., Class - A(a)	692
5,951	Splunk, Inc.(a)	806
65,584	SS&C Technologies Holdings, Inc.	4,582
5,553	Synopsys, Inc.(a)	1,376
67,387	Talend SA, ADR(a)	4,289
59,478	The Descartes Systems Group, Inc.(a)	3,629
247,007	The Sage Group PLC	2,086
3,842	The Trade Desk, Inc., Class - A(a)	2,504
9,789	Tyler Technologies, Inc.(a)	4,156
14,839	Unity Software, Inc.(a)	1,489
3,733	VMware, Inc., Class - A(a)	562
44,928	Workday, Inc., Class - A(a)	11,161
24,512	Xero Ltd.(a)	2,355
22,276	Zendesk, Inc.(a)	2,954
10,740	Zoom Video Communications, Inc., Class - A(a)	3,451
4,209	Zscaler, Inc.(a)	723
		265,885

	Specialty Retail — 1.71%
3,865	Advance Auto Parts, Inc.	709
1,335	AutoZone, Inc.(a)	1,875
8,643	Best Buy Co., Inc.	992
2,458	Burlington Stores, Inc.(a)	734
6,088	CarMax, Inc.(a)	808
9,864	Carvana Co.(a)	2,588
9,991	Lithia Motors, Inc., Class - A	3,897
26,908	Lowe's Companies, Inc.	5,117
3,257	O'Reilly Automotive, Inc.(a)	1,652
13,036	Ross Stores, Inc.	1,563
39,564	The Home Depot, Inc.	12,078
86,236	The TJX Companies, Inc.	5,705
8,104	Tractor Supply Co.	1,435
1,985	Ulta Beauty, Inc.(a)	614
		39,767

	Technology Hardware, Storage & Peripherals — 4.07%
731,823	Apple, Inc.	89,393
9,184	Dell Technologies, Inc.(a)	810
47,727	Hewlett Packard Enterprise Co.	751
50,295	HP, Inc.	1,597
8,075	NetApp, Inc.	587
8,579	Seagate Technology PLC	658
11,288	Western Digital Corp.	753
		94,549

	Textiles, Apparel & Luxury Goods — 0.91%
36,467	Kering SA, ADR	2,517
14,381	Lululemon Athletica, Inc.(a)	4,411
28,315	LVMH Moet Hennessy Louis Vuitton SE, ADR	3,790
70,837	NIKE, Inc., Class - B	9,413
12,299	V.F. Corp.	983
		21,114

	Tobacco — 0.43%
84,308	Altria Group, Inc.	4,314
63,404	Philip Morris International, Inc.	5,626
		9,940

	Trading Companies & Distributors — 0.12%
24,237	Fastenal Co.	1,218

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
2,676	United Rentals, Inc.(a)	$881
1,877	W.W. Grainger, Inc.	753
		2,852

	Water Utilities — 0.10%
10,869	American Water Works Co., Inc.	1,629
17,045	Essential Utilities, Inc.	763
		2,392

	Wireless Telecommunication Services — 0.29%
54,302	T-Mobile US, Inc.(a)	6,803

	Total Common Stocks	2,195,283

	Contingent Right — 0.00%
	Biotechnology — 0.00%
14	Oncternal Therapeutics, Inc. CVR, 6/8/29(b)	–

	Total Contingent Right	–

Principal Amount (000)
	U.S. Treasury Obligations — 0.01%
$23	U.S. Treasury Bill, 0.02%, 9/9/21(c)(d)	23
168	U.S. Treasury Bill, 0.01%, 6/24/21(c)(d)	168

	Total U.S. Treasury Obligations	191

Shares
	Exchange-Traded Fund — 0.07%
3,860	SPDR S&P 500 ETF Trust	1,530

	Total Exchange-Traded Fund	1,530

	Investment Companies — 3.95%
218,120	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(e)	218
91,520,820	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(e)	91,521

	Total Investment Companies	91,739

	Purchased Options on Futures — 0.05%
	Total Purchased Options on Futures	1,193

	Total Investments (cost $1,432,041) — 98.59%	2,289,936
	Other assets in excess of liabilities — 1.41%	32,867

	Net Assets - 100.00%	$2,322,803

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $218 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2021.
(c)	Zero Coupon Security. Effective rate shown is as of March 31, 2021.
(d)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(e)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Institutional U.S. Equity Portfolio	Echo Street Capital Management LLC	Jennison Associates, LLC	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	12.56%	8.00%	71.19%	—	2.76%	—	94.51%
Contingent Right	—	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligations	—	—	0.01%	—	—	—	0.01%
Exchange-Traded Fund	0.07%	—	—	—	—	—	0.07%
Investment Companies	—	0.01%	0.02%	3.87%	0.03%	0.02%	3.95%
Purchased Options on Futures	—	—	—	0.05%	—	—	0.05%
Other Assets (Liabilities)	0.05%	0.03%	0.13%	1.17%	0.01%	0.02%	1.41%
Total Net Assets	12.68%	8.04%	71.35%	5.09%	2.80%	0.04%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	818	6/18/21	$162,267	$1,640
Russell 2000 Mini Index Future	26	6/18/21	2,889	(165)
			$165,156	$1,475
	Total Unrealized Appreciation			$1,640
	Total Unrealized Depreciation			(165)
	Total Net Unrealized Appreciation/(Depreciation)			$1,475

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	76	$13,490	$3,550.00	4/30/21	$(35)
E-Mini S&P 500 Future Option	Put	38	6,346	3,340.00	4/30/21	(8)
E-Mini S&P 500 Future Option	Put	38	6,270	3,300.00	4/30/21	(7)
E-Mini S&P 500 Future Option	Put	36	6,120	3,400.00	4/30/21	(10)
E-Mini S&P 500 Future Option	Put	80	13,800	3,450.00	4/30/21	(25)
E-Mini S&P 500 Future Option	Put	82	13,735	3,350.00	4/30/21	(19)
E-Mini S&P 500 Future Option	Put	70	12,600	3,600.00	4/30/21	(40)
E-Mini S&P 500 Future Option	Put	38	6,384	3,360.00	4/30/21	(9)
E-Mini S&P 500 Future Option	Put	92	17,595	3,825.00	4/30/21	(149)
E-Mini S&P 500 Future Option	Put	49	8,453	3,450.00	5/28/21	(44)
E-Mini S&P 500 Future Option	Put	45	7,830	3,480.00	5/28/21	(44)
E-Mini S&P 500 Future Option	Put	49	8,551	3,490.00	5/28/21	(49)
E-Mini S&P 500 Future Option	Put	72	12,600	3,500.00	5/28/21	(75)
E-Mini S&P 500 Future Option	Put	40	7,100	3,550.00	5/28/21	(48)
E-Mini S&P 500 Future Option	Put	92	17,250	3,750.00	5/28/21	(213)
E-Mini S&P 500 Future Option	Put	154	27,719	3,600.00	6/18/21	(324)
E-Mini S&P 500 Future Option	Put	48	8,400	3,500.00	6/18/21	(77)
E-Mini S&P 500 Future Option	Put	45	7,988	3,550.00	4/16/21	(7)
E-Mini S&P 500 Future Option	Put	62	10,850	3,500.00	4/16/21	(8)
E-Mini S&P 500 Future Option	Put	40	6,400	3,200.00	4/16/21	(2)
E-Mini S&P 500 Future Option	Put	44	6,710	3,050.00	4/16/21	(1)
E-Mini S&P 500 Future Option	Put	84	13,020	3,100.00	4/16/21	(3)
E-Mini S&P 500 Future Option	Put	76	13,680	3,600.00	5/21/21	(90)
E-Mini S&P 500 Future Option	Put	38	6,175	3,250.00	5/21/21	(15)
E-Mini S&P 500 Future Option	Put	36	5,940	3,300.00	5/21/21	(17)
E-Mini S&P 500 Future Option	Put	36	6,030	3,350.00	5/21/21	(19)
E-Mini S&P 500 Future Option	Put	34	5,865	3,450.00	5/21/21	(24)
E-Mini S&P 500 Future Option	Put	36	6,264	3,480.00	5/21/21	(28)
E-Mini S&P 500 Future Option	Put	110	19,250	3,500.00	5/21/21	(93)
E-Mini S&P 500 Future Option	Put	36	5,832	3,240.00	5/21/21	(14)
E-Mini S&P 500 Future Option	Put	38	5,985	3,150.00	5/21/21	(12)
E-Mini S&P 500 Future Option	Put	36	6,390	3,550.00	5/21/21	(36)
E-Mini S&P 500 Future Option	Put	36	6,426	3,570.00	5/21/21	(38)
						$(1,583)

HC CAPITAL TRUST

The Institutional U.S. Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	46	$9,084	$3,950.00	4/30/21	$141
E-Mini S&P 500 Future Option	Put	38	7,315	3,850.00	4/30/21	69
E-Mini S&P 500 Future Option	Put	40	7,500	3,750.00	4/30/21	44
E-Mini S&P 500 Future Option	Put	36	6,840	3,800.00	5/28/21	99
E-Mini S&P 500 Future Option	Put	46	9,085	3,950.00	5/28/21	214
E-Mini S&P 500 Future Option	Put	34	6,630	3,900.00	6/18/21	165
E-Mini S&P 500 Future Option	Put	43	8,278	3,850.00	6/18/21	180
E-Mini S&P 500 Future Option	Put	45	8,618	3,830.00	4/16/21	36
E-Mini S&P 500 Future Option	Put	31	5,890	3,800.00	4/16/21	20
E-Mini S&P 500 Future Option	Put	38	7,220	3,800.00	5/21/21	92
E-Mini S&P 500 Future Option	Put	38	7,410	3,900.00	5/21/21	133
						$1,193

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.89%
	Aerospace & Defense — 0.79%
108	Aerojet Rocketdyne Holdings, Inc.	$5
290	Aerovironment, Inc.(a)	34
700	Curtiss-Wright Corp.	83
12,769	Kratos Defense & Security Solutions, Inc.(a)	349
433	Maxar Technologies, Inc.	16
64	Moog, Inc., Class - A	5
93	National Presto Industries, Inc.	9
13,337	Triumph Group, Inc.(a)	245
		746

	Air Freight & Logistics — 0.23%
2,611	Atlas Air Worldwide Holdings, Inc.(a)	158
643	Echo Global Logistics, Inc.(a)	20
586	Hub Group, Inc., Class - A(a)	39
		217

	Airlines — 1.72%
4,174	Alaska Air Group, Inc.(a)	289
13,390	Azul SA, ADR(a)	270
43,242	Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	617
11,405	JetBlue Airways Corp.(a)	232
4,224	Mesa Air Group, Inc.(a)	57
1,981	SkyWest, Inc.(a)	108
1,519	Spirit Airlines, Inc.(a)	56
		1,629

	Auto Components — 2.40%
1,571	Adient PLC(a)	69
2,008	American Axle & Manufacturing Holdings, Inc.(a)	19
6,788	BorgWarner, Inc.	315
1,602	Cooper Tire & Rubber Co.	90
1,750	Cooper-Standard Holding, Inc.(a)	64
33,616	Dana, Inc.	818
554	Dorman Products, Inc.(a)	57
10,286	Modine Manufacturing Co.(a)	152
12,671	Stoneridge, Inc.(a)	403
2,188	Tenneco, Inc., Class - A(a)	23
1,827	The Goodyear Tire & Rubber Co.(a)	32
4,928	Veoneer, Inc.(a)	121
872	Visteon Corp.(a)	106
		2,269

	Automobiles — 0.04%
522	Winnebago Industries, Inc.	40

	Banks — 6.87%
1,044	1st Source, Inc.	50
1,715	Ameris Bancorp	90
813	Banc of California, Inc.	15
6,699	BankUnited, Inc.	295
1,471	Bankwell Financial Group, Inc.	40
2,204	BCB Bancorp, Inc.	30
4,535	Berkshire Hills Bancorp, Inc.	101
612	Bryn Mawr Bank Corp.	28
418	Byline Bancorp, Inc.	9
7,342	Cadence Bancorp	152
2,951	Cathay General Bancorp.	120
1,054	Central Valley Community Bancorp	19
2,637	CIT Group, Inc.	136
291	City Holding Co.	24

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
1,091	Civista Bancshares, Inc.	$25
1,279	CNB Financial Corp.	31
3,735	Columbia Banking System, Inc.	161
7,173	Community Bankers Trust Corp.	63
2,630	ConnectOne Bancorp, Inc.	67
1,105	Cullen/Frost Bankers, Inc.	120
581	Eagle Bancorp, Inc.	31
688	Enterprise Financial Services Corp.	34
1,703	FB Financial Corp.	76
166	First Bancorp	7
29,777	First Bancorp	336
2,341	First Bank	28
3,516	First Busey Corp.	90
7	First Citizens BancShares, Inc., Class - A	6
3,478	First Financial Bancorp	83
2,535	First Financial Bankshares, Inc.	118
7,829	First Horizon Corp.	132
954	First Interstate BancSystem, Inc., Class - A	44
2,416	First Merchants Corp.	112
6,458	Fulton Financial Corp.	110
1,995	Glacier Bancorp, Inc.	114
3,305	Hancock Whitney Corp.	139
868	Hilltop Holdings, Inc.	30
6,454	Home Bancshares, Inc.	175
1,293	Hope Bancorp, Inc.	19
2,366	Horizon Bancorp, Inc.	44
1,662	Independent Bank Group, Inc.	120
129	International Bancshares Corp.	6
1,158	Investar Holding Corp.	24
441	Lakeland Financial Corp.	31
2,392	Live Oak Bancshares, Inc.	164
1,181	Metrocity Bankshares, Inc.	18
1,295	Midland States Bancorp, Inc.	36
2,763	MidWestOne Financial Group, Inc.	86
1,180	NBT Bancorp, Inc.	47
1,622	Northrim Bancorp, Inc.	69
2,194	Old Second Bancorp, Inc.	29
1,149	Orrstown Financial Services, Inc.	26
1,042	Pacific Premier Bancorp, Inc.	45
1,429	Peoples Bancorp, Inc.	47
3,274	Pinnacle Financial Partners, Inc.	291
4,449	Popular, Inc.	314
7,725	Republic First Bancorp, Inc.(a)	29
1,928	Select Bancorp, Inc.(a)	21
851	ServisFirst Bancshares, Inc.	52
207	Simmons First National Corp., Class - A	6
99	South State Corp.	8
159	Southside Bancshares, Inc.	6
1,311	Stock Yards Bancorp, Inc.	67
510	Texas Capital Bancshares, Inc.(a)	36
23,196	The Bancorp, Inc.(a)	482
2,444	The Bank of N.T. Butterfield & Son Ltd.	93
63	Tompkins Financial Corp.	5
3,235	Towne Bank	98
486	Tristate Capital Holdings, Inc.(a)	11
126	Triumph Bancorp, Inc.(a)	10
205	Trustmark Corp.	7
59	UMB Financial Corp.	5
1,542	United Bankshares, Inc.	59
3,391	United Community Banks, Inc.	116
2,879	Veritex Holdings, Inc.	94
2,021	Washington Trust Bancorp, Inc.	104
4,607	Webster Financial Corp.	254
2,812	WesBanco, Inc.	101

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Banks (continued)
113	Westamerica Bancorp	$7
2,198	Wintrust Financial Corp.	167
		6,495

	Beverages — 0.30%
2,162	MGP Ingredients, Inc.	128
234	National Beverage Corp.	11
122	The Boston Beer Co., Inc., Class - A(a)	147
		286

	Biotechnology — 5.78%
2,731	Abeona Therapeutics, Inc.(a)	5
2,375	Acadia Pharmaceuticals, Inc.(a)	61
1,078	Acceleron Pharma, Inc.(a)	146
134	Akero Therapeutics, Inc.(a)	4
1,393	Aldeyra Therapeutics, Inc.(a)	17
1,469	Alector, Inc.(a)	30
486	Allakos, Inc.(a)	56
1,293	Allogene Therapeutics, Inc.(a)	46
195	Allovir, Inc.(a)	5
564	AnaptysBio, Inc.(a)	12
1,049	Anavex Life Sciences Corp.(a)	16
863	Apellis Pharmaceuticals, Inc.(a)	37
1,221	Aptinyx, Inc.(a)	4
734	Arcus Biosciences, Inc.(a)	21
497	Arcutis Biotherapeutics, Inc.(a)	14
1,201	Ardelyx, Inc.(a)	8
1,214	Arena Pharmaceuticals, Inc.(a)	84
1,119	Arrowhead Pharmaceuticals, Inc.(a)	74
1,333	Atara Biotherapeutics, Inc.(a)	19
670	Atea Pharmaceuticals, Inc.(a)	41
799	Axcella Health, Inc.(a)	4
436	Beam Therapeutics, Inc.(a)	35
2,743	BioCryst Pharmaceuticals, Inc.(a)	28
698	Biohaven Pharmaceutical Holding Co. Ltd.(a)	48
2,646	BioMarin Pharmaceutical, Inc.(a)	200
345	Blueprint Medicines Corp.(a)	34
1,173	Bridgebio Pharma, Inc.(a)	72
1,721	Calyxt, Inc.(a)	10
306	Cara Therapeutics, Inc.(a)	7
845	CareDx, Inc.(a)	58
22,803	Catabasis Pharmaceuticals, Inc.(a)	66
8,488	Catalyst Biosciences, Inc.(a)	43
1,516	CEL-SCI Corp.^(a)	23
567	ChemoCentryx, Inc.(a)	29
1,365	Chimerix, Inc.(a)	13
1,515	Clovis Oncology, Inc.^(a)	11
553	Constellation Pharmaceuticals, Inc.(a)	13
11,259	Cyclerion Therapeutics, Inc.(a)	31
953	Cytokinetics, Inc.(a)	22
1,080	CytomX Therapeutics, Inc.(a)	8
451	Deciphera Pharmaceuticals, Inc.(a)	20
83	Denali Therapeutics, Inc.(a)	5
1,232	Dicerna Pharmaceuticals, Inc.(a)	32
1,419	Dynavax Technologies Corp.(a)	14
920	Editas Medicine, Inc.(a)	39
1,056	Emergent BioSolutions, Inc.(a)	98
635	Esperion Therapeutics, Inc.^(a)	18
1,289	Exact Sciences Corp.(a)	170
1,244	Fate Therapeutics, Inc.(a)	103
1,407	Fibrogen, Inc.(a)	49
777	Five Prime Therapeutics, Inc.(a)	29
606	Flexion Therapeutics, Inc.(a)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
216	Frequency Therapeutics, Inc.(a)	$2
830	G1 Therapeutics, Inc.(a)	20
1,932	Galectin Therapeutics, Inc.(a)	4
4,364	Global Blood Therapeutics, Inc.(a)	178
11,674	GlycoMimetics, Inc.(a)	35
6,298	Halozyme Therapeutics, Inc.(a)	262
3,165	ImmunoGen, Inc.(a)	26
7,364	Inovio Pharmaceuticals, Inc.^(a)	68
2,118	Insmed, Inc.(a)	72
928	Intellia Therapeutics, Inc.(a)	74
357	Invitae Corp.(a)	14
1,587	Iovance Biotherapeutics, Inc.(a)	50
1,106	Kadmon Holdings, Inc.(a)	4
211	Karuna Therapeutics, Inc.(a)	25
12,435	Karyopharm Therapeutics, Inc.(a)	131
975	Kezar Life Sciences, Inc.(a)	6
1,001	Kindred Biosciences, Inc.(a)	5
714	Kiniksa Pharmaceuticals Ltd., Class - A(a)	13
246	Kodiak Sciences, Inc.(a)	28
347	Krystal Biotech, Inc.(a)	27
1,108	Kura Oncology, Inc.(a)	31
1,468	Lexicon Pharmaceuticals, Inc.(a)	9
333	Ligand Pharmaceuticals, Inc., Class - B(a)	51
988	MacroGenics, Inc.(a)	31
612	Madrigal Pharmaceuticals, Inc.(a)	72
1,407	MannKind Corp.(a)	6
1,076	MediciNova, Inc.(a)	5
575	Mersana Therapeutics, Inc.(a)	9
963	Mirati Therapeutics, Inc.(a)	165
542	Molecular Templates, Inc.(a)	7
1,311	Myriad Genetics, Inc.(a)	40
649	Natera, Inc.(a)	66
4,080	NextCure, Inc.(a)	41
1,021	Novavax, Inc.(a)	185
3,878	Nymox Pharmaceutical Corp.^(a)	9
10,359	OPKO Health, Inc.(a)	44
317	Passage Bio, Inc.(a)	6
2,087	PDL BioPharma, Inc.	5
18,161	Pieris Pharmaceuticals, Inc.(a)	47
1,324	Precigen, Inc.(a)	9
747	Protagonist Therapeutics, Inc.(a)	19
700	Prothena Corp. PLC(a)	18
1,361	PTC Therapeutics, Inc.(a)	64
7,927	Recro Pharma, Inc.(a)	22
1,799	REGENXBIO, Inc.(a)	61
1,148	Repligen Corp.(a)	223
512	Revolution Medicines, Inc.(a)	23
702	Rhythm Pharmaceuticals, Inc.(a)	15
3,117	Rigel Pharmaceuticals, Inc.(a)	11
1,014	Rocket Pharmaceuticals, Inc.(a)	45
468	Rubius Therapeutics, Inc.(a)	12
418	Scholar Rock Holding Corp.(a)	21
1,425	Seres Therapeutics, Inc.(a)	29
13,919	Solid Biosciences, Inc.(a)	77
1,393	Spectrum Pharmaceuticals, Inc.(a)	5
122	Stoke Therapeutics, Inc.(a)	5
274	Sutro Biopharma, Inc.(a)	6
2,137	Syndax Pharmaceuticals, Inc.(a)	48
1,063	Syros Pharmaceuticals, Inc.(a)	8
2,187	TG Therapeutics, Inc.(a)	105
1,227	Translate Bio, Inc.(a)	20
3,884	Travere Therapeutics, Inc.(a)	97
194	Turning Point Therapeutics, Inc.(a)	18
164	Twist Bioscience Corp.(a)	20

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,299	Ultragenyx Pharmaceutical, Inc.(a)	$148
604	United Therapeutics Corp.(a)	101
1,802	UNITY Biotechnology, Inc.(a)	11
326	Vanda Pharmaceuticals, Inc.(a)	5
771	Vaxart, Inc.(a)	5
828	Veracyte, Inc.(a)	45
2,535	Vericel Corp.(a)	141
1,556	Viking Therapeutics, Inc.(a)	10
6,128	Vtv Therapeutics, Inc., Class - A(a)	17
114	Xencor, Inc.(a)	5
1,004	Xoma Corp.(a)	41
131	Y-mAbs Therapeutics, Inc.(a)	4
629	Zentalis Pharmaceuticals, Inc.(a)	27
2,059	ZIOPHARM Oncology, Inc.(a)	7
		5,458

	Building Products — 2.45%
712	AAON, Inc.	50
50	Advanced Drainage Systems, Inc.	5
1,742	American Woodmark Corp.(a)	172
1,948	Apogee Enterprises, Inc.	80
5,407	Armstrong Flooring, Inc.(a)	26
20,977	Builders FirstSource, Inc.(a)	972
2,085	Caesarstone Ltd.	28
354	CSW Industrials, Inc.	48
815	Gibraltar Industries, Inc.(a)	75
1,230	Griffon Corp.	33
443	Insteel Industries, Inc.	14
887	Masonite International Corp.(a)	102
91	Patrick Industries, Inc.	8
522	Resideo Technologies, Inc.(a)	15
39	Simpson Manufacturing Co., Inc.	4
5,164	Trex Company, Inc.(a)	473
2,812	UFP Industries, Inc.	213
		2,318

	Capital Markets — 2.62%
1,715	Ares Management Corp., Class - A	96
4,822	Arlington Asset Investment Corp., Class - A(a)	19
5,058	Artisan Partners Asset Management, Inc., Class - A	264
493	B. Riley Financial, Inc.	28
13,347	BGC Partners, Inc., Class - A	64
1,179	Brightsphere Investment Group, Inc.	24
979	Cohen & Steers, Inc.	64
677	Cowen, Inc., Class - A	24
1,771	Evercore, Inc., Class - A	233
3,056	Federated Hermes, Inc., Class - B	96
1,301	Focus Financial Partners, Inc., Class - A(a)	54
62	GlassBridge Enterprises, Inc.(a)	4
184	Hamilton Lane, Inc.	16
118	Houlihan Lokey, Inc.	8
3,742	LPL Financial Holdings, Inc.	533
116	Moelis & Co., Class - A	6
405	PJT Partners, Inc., Class - A	27
2,239	Raymond James Financial, Inc.	274
6,548	Safeguard Scientifics, Inc.(a)	45
3,805	Stifel Financial Corp.	244
195	StoneX Group, Inc.(a)	13
5,223	The Carlyle Group, Inc.	192
2,045	Victory Capital Holdings, Inc., Class - A	52
157	Virtus Investment Partners, Inc.	37

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
9,720	WisdomTree Investments, Inc.	$61
		2,478

	Chemicals — 2.40%
8,475	Advanced Emissions Solutions, Inc.(a)	47
2,690	Albemarle Corp.	393
828	Avient Corp.	39
695	Balchem Corp.	87
48	Cabot Corp.	3
1,174	Ferro Corp.(a)	20
4,729	FMC Corp.	523
3,655	FutureFuel Corp.	53
454	GCP Applied Technologies, Inc.(a)	11
158	Huntsman Corp.	5
198	Ingevity Corp.(a)	15
1,007	Innospec, Inc.	103
562	Kraton Corp.(a)	21
1,908	Kronos Worldwide, Inc.	29
8,514	Livent Corp.(a)	148
617	Minerals Technologies, Inc.	46
129	NewMarket Corp.	49
1,544	Orion Engineered Carbons SA(a)	30
4,140	PQ Group Holdings, Inc.	69
274	Quaker Chemical Corp.	67
898	Sensient Technologies Corp.	70
176	Stepan Co.	22
1,217	Trinseo SA	77
18,727	Tronox Holdings PLC, Class - A	343
		2,270

	Commercial Services & Supplies — 1.02%
1,375	ABM Industries, Inc.	70
1,728	ACCO Brands Corp.	15
2,167	BrightView Holdings, Inc.(a)	37
1,307	Casella Waste Systems, Inc.(a)	82
335	Cimpress PLC(a)	34
5,117	Covanta Holding Corp.	71
989	Healthcare Services Group, Inc.	28
1,301	Herman Miller, Inc.	54
656	HNI Corp.	26
19,597	Interface, Inc.	244
2,881	Knoll, Inc.	48
749	McGrath RentCorp	60
56	MSA Safety, Inc.	8
9,341	Pitney Bowes, Inc.	77
1,559	Quad/Graphics, Inc.(a)	6
4,657	Team, Inc.(a)	54
313	Tetra Tech, Inc.	42
27	UniFirst Corp.	6
130	US Ecology, Inc.(a)	5
48	VSE Corp.	2
		969

	Communications Equipment — 0.34%
1,460	ADTRAN, Inc.	24
594	Applied Optoelectronics, Inc.(a)	5
673	Clearfield, Inc.(a)	20
2,372	Infinera Corp.(a)	23
724	InterDigital, Inc.	46
1,199	Lumentum Holdings, Inc.(a)	109
822	NETGEAR, Inc.(a)	34
4,451	PCTEL, Inc.	31
2,536	Ribbon Communications, Inc.(a)	21

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
423	Viavi Solutions, Inc.(a)	$7
		320

	Construction & Engineering — 3.04%
5,092	AECOM(a)	326
1,546	Ameresco, Inc., Class - A(a)	75
752	API Group Corp.(a)	16
1,158	Arcosa, Inc.	75
135	Argan, Inc.	7
1,585	Dycom Industries, Inc.(a)	147
1,160	EMCOR Group, Inc.	130
2,153	Fluor Corp.(a)	50
5,866	Granite Construction, Inc.	236
3,120	HC2 Holdings, Inc.(a)	12
5,426	MasTec, Inc.(a)	508
117	MYR Group, Inc.(a)	8
2,758	Primoris Services Corp.	91
4,269	Quanta Services, Inc.	376
38,992	Tutor Perini Corp.(a)	740
2,938	WillScot Mobile Mini Holdings Corp.(a)	82
		2,879

	Construction Materials — 0.77%
2,588	Eagle Materials, Inc., Class - A	349
721	Martin Marietta Materials, Inc.	242
4,300	Summit Materials, Inc., Class - A(a)	120
220	U.S. Concrete, Inc.(a)	16
		727

	Consumer Finance — 0.56%
813	EZCorp., Inc., Class - A(a)	4
3,970	Green Dot Corp., Class - A(a)	181
3,434	LendingClub Corp.(a)	57
875	Navient Corp.	13
351	Nelnet, Inc., Class - A	26
1,129	Oportun Financial Corp.(a)	23
4,660	PRA Group, Inc.(a)	172
936	PROG Holdings, Inc.	41
131	World Acceptance Corp.(a)	17
		534

	Containers & Packaging — 0.45%
693	AptarGroup, Inc.	98
5,502	Graphic Packaging Holding Co.	100
3,245	Myers Industries, Inc.	64
11,771	Pactiv Evergreen, Inc.	162
		424

	Distributors — 0.13%
893	Core-Mark Holding Co., Inc.	35
16,533	Greenlane Holdings, Inc., Class - A(a)	87
		122

	Diversified Consumer Services — 1.23%
10,896	Adtalem Global Education, Inc.(a)	430
172	American Public Education, Inc.(a)	6
2,186	Chegg, Inc.(a)	187
25	Coursera, Inc.	1
422	Frontdoor, Inc.(a)	23
8,669	Houghton Mifflin Harcourt Co.(a)	66
4,803	Laureate Education, Inc., Class - A(a)	65
26,377	Perdoceo Education Corp.(a)	316
703	Regis Corp.(a)	9
60	Strategic Education, Inc.	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Consumer Services (continued)
782	Universal Technical Institute, Inc.(a)	$5
1,756	WW International, Inc.(a)	55
		1,169

	Diversified Financial Services — 0.16%
2,195	Cannae Holdings, Inc.(a)	87
4,967	Marlin Business Services Corp.	68
		155

	Diversified Telecommunication Services — 0.67%
19,509	Alaska Communications Systems Group, Inc.	63
473	Bandwidth, Inc.(a)	60
2,217	Cincinnati Bell, Inc.(a)	34
3,270	IDT Corp.(a)	74
1,867	Iridium Communications, Inc.(a)	77
10,805	ORBCOMM, Inc.(a)	82
16,305	Radius Global Infrastructure, Inc.(a)	241
340	Vonage Holdings Corp.(a)	4
		635

	Electric Utilities — 0.27%
1,876	ALLETE, Inc.	127
3,048	Genie Energy Ltd.	19
175	MGE Energy, Inc.	12
528	Otter Tail Corp.	24
971	PNM Resources, Inc.	48
511	Portland General Electric Co.	24
		254

	Electrical Equipment — 1.35%
514	American Superconductor Corp.(a)	10
1,099	Bloom Energy Corp., Class - A(a)	30
1,890	Encore Wire Corp.	127
3,368	EnerSys	306
1,547	Enphase Energy, Inc.(a)	250
1,676	FuelCell Energy, Inc.(a)	24
471	Generac Holdings, Inc.(a)	154
3,865	Plug Power, Inc.(a)	139
213	Powell Industries, Inc.	7
3,233	Sunrun, Inc.(a)	196
423	Vicor Corp.(a)	36
		1,279

	Electronic Equipment, Instruments & Components — 2.73%
517	Airgain, Inc.(a)	11
1,155	Arlo Technologies, Inc.(a)	7
542	Badger Meter, Inc.	50
544	Belden, Inc.	24
34	Dolby Laboratories, Inc., Class - A	3
46	ePlus, Inc.(a)	5
2,787	Fabrinet(a)	252
77	FARO Technologies, Inc.(a)	7
18,556	Flex Ltd.(a)	340
2,359	II-VI, Inc.(a)	161
2,245	Insight Enterprises, Inc.(a)	214
548	IPG Photonics Corp.(a)	116
451	Itron, Inc.(a)	40
8,393	Jabil, Inc.	437
301	Kimball Electronics, Inc.(a)	8
2,844	Knowles Corp.(a)	59
520	Littelfuse, Inc.	138
1,326	Methode Electronics, Inc.	56

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,415	MTS Systems Corp.(a)	$82
801	nLight, Inc.(a)	26
530	Novanta, Inc.(a)	70
207	Par Technology Corp.(a)	14
114	PC Connection, Inc.	5
51	Plexus Corp.(a)	5
2,272	Rogers Corp.(a)	427
34	SYNNEX Corp.	4
801	TTM Technologies, Inc.(a)	12
290	Vishay Intertechnology, Inc.	7
		2,580

	Energy Equipment & Services — 0.34%
1,908	Archrock, Inc.	18
460	Cactus, Inc., Class - A	14
4,798	Championx Corp.(a)	105
3,794	Liberty Oilfield Services, Inc., Class - A(a)	43
2,855	Nextier Oilfield Solutions, Inc.(a)	11
1,775	Oceaneering International, Inc.(a)	20
3,866	Solaris Oilfield Infrastructure, Inc., Class - A	47
4,093	Tidewater, Inc.(a)	51
4,508	Transocean Ltd.(a)	16
		325

	Entertainment — 0.21%
689	Cinemark Holdings, Inc.(a)	14
5,706	Glu Mobile, Inc.(a)	71
1,640	Liberty Media Corp. - Liberty Braves Group, Class - A(a)	47
2,497	Liberty Media Corp. - Liberty Braves Group, Class - C(a)	69
		201

	Equity Real Estate Investment Trusts — 3.69%
260	Agree Realty Corp.	18
2,565	Alexander & Baldwin, Inc.	43
516	Alpine Income Property Trust, Inc.	9
926	American Finance Trust, Inc.	9
2,112	Brookfield Renewable Corp., Class - A	99
1,760	CareTrust REIT, Inc.	41
879	Catchmark Timber Trust, Inc., Class - A	9
4,816	Chatham Lodging Trust(a)	63
11,256	Colony Capital, Inc.(a)	73
1,131	Community Healthcare Trust, Inc.	52
1,360	CoreCivic, Inc.(a)	12
6,130	Corenergy Infrastructure Trust, Inc.	43
9,239	CorePoint Lodging, Inc.(a)	83
10,385	Corporate Office Properties Trust	272
9,262	DiamondRock Hospitality Co.(a)	95
14,808	Diversified Healthcare Trust	71
1,309	EastGroup Properties, Inc.	188
681	Farmland Partners, Inc.	8
89	First Industrial Realty Trust, Inc.	4
2,615	Four Corners Property Trust, Inc.	72
533	Getty Realty Corp.	15
2,520	Gladstone Commercial Corp.	49
6,912	Global Medical REIT, Inc.	91
3,307	Global Net Lease, Inc.	60
6,232	Hersha Hospitality Trust(a)	66
2,757	Independence Realty Trust, Inc.	42
1,274	Industrial Logistics Property Trust	29
711	Innovative Industrial Properties, Inc.	128

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
566	iStar, Inc.	$10
5,617	Lexington Realty Trust	62
814	LTC Properties, Inc.	34
3,365	Mack-Cali Realty Corp.	52
4,297	Monmouth Real Estate Investment Corp., Class - A	76
763	National Health Investors, Inc.	55
1,574	National Storage Affiliates	63
6,120	NETSTREIT Corp.	113
9,522	New Senior Investment Group, Inc.	59
1,652	Office Properties Income Trust	45
290	Pebblebrook Hotel Trust	7
1,185	PotlatchDeltic Corp.	63
24	PS Business Parks, Inc.	4
444	QTS Realty Trust, Inc., Class - A	28
788	Retail Opportunity Investments Corp.	13
6,256	Retail Properties of America, Inc.	66
6,433	RLJ Lodging Trust	100
1,766	Ryman Hospitality Properties, Inc.(a)	137
6,550	Sabra Health Care REIT, Inc.	114
1,446	Seritage Growth Properties, Class - A(a)	27
5,156	Service Properties Trust	61
11,094	SITE Centers Corp.	150
3,480	STAG Industrial, Inc.	117
7,641	Summit Hotel Properties, Inc.(a)	78
846	Tanger Factory Outlet Centers, Inc.	13
166	Terreno Realty Corp.	10
7,560	The Macerich Co.	88
2,539	Uniti Group, Inc.	28
3,762	Urban Edge Properties	62
676	Xenia Hotels & Resorts, Inc.(a)	13
		3,492

	Food & Staples Retailing — 0.65%
2,670	BJ's Wholesale Club Holdings, Inc., Class - C(a)	120
205	Casey's General Stores, Inc.	44
230	Ingles Markets, Inc., Class - A	14
1,122	Performance Food Group Co.(a)	65
538	PriceSmart, Inc.	52
1,005	Rite Aid Corp.(a)	21
1,071	SpartanNash Co.	21
1,208	The Andersons, Inc.	33
6,106	United Natural Foods, Inc.(a)	201
832	Weis Markets, Inc.	47
		618

	Food Products — 1.19%
2,122	B&G Foods, Inc.^	66
171	Cal-Maine Foods, Inc.(a)	7
9,289	Darling Ingredients, Inc.(a)	683
572	Fresh Del Monte Produce, Inc.	16
423	Freshpet, Inc.(a)	67
682	J&J Snack Foods Corp.	107
236	John B. Sanfilippo & Son, Inc.	21
351	Lancaster Colony Corp.	62
1,116	The Simply Good Foods Co.(a)	34
1,802	Tootsie Roll Industries, Inc.	60
		1,123

	Gas Utilities — 0.45%
510	Brookfield Infrastructure Corp.	39
715	Chesapeake Utilities Corp.	83
221	New Jersey Resources Corp.	9

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
1,479	Northwest Natural Holding Co.	$80
96	Southwest Gas Holdings, Inc.	7
1,587	Spire, Inc.	116
2,134	UGI Corp.	88
		422

	Health Care Equipment & Supplies — 3.72%
287	Abiomed, Inc.(a)	91
155	AtriCure, Inc.(a)	10
1,216	Avanos Medical, Inc.(a)	53
667	Axonics Modulation Technologies, Inc.(a)	40
2,639	BioSig Technologies, Inc.(a)	11
736	Cantel Medical Corp.(a)	59
4,349	Cardiovascular Systems, Inc.(a)	167
1,164	Cerus Corp.(a)	7
373	Co.-Diagnostics, Inc.(a)	4
385	CONMED Corp.	50
211	CryoPort, Inc.(a)	11
420	Dexcom, Inc.(a)	151
1,011	GenMark Diagnostics, Inc.(a)	24
698	Glaukos Corp.(a)	59
175	Globus Medical, Inc.(a)	11
200	Inogen, Inc.(a)	11
2,228	Insulet Corp.(a)	580
479	Integer Holdings Corp.(a)	44
661	Intricon Corp.(a)	17
3,272	Invacare Corp.	26
933	iRhythm Technologies, Inc.(a)	130
511	Lantheus Holdings, Inc.(a)	11
211	LeMaitre Vascular, Inc.	10
158	LENSAR, Inc.(a)	1
526	LivaNova PLC(a)	39
4,236	Merit Medical Systems, Inc.(a)	254
2,023	Neogen Corp.(a)	180
671	Nevro Corp.(a)	94
93	NuVasive, Inc.(a)	6
470	OraSure Technologies, Inc.(a)	5
6,199	PAVmed, Inc.(a)	28
249	Quidel Corp.(a)	32
138	Shockwave Medical, Inc.(a)	18
12,294	Sientra, Inc.(a)	90
119	Silk Road Medical, Inc.(a)	6
15,962	SmileDirectClub, Inc.(a)	165
1,272	STAAR Surgical Co.(a)	134
744	STERIS PLC	142
2,034	Surgalign Holdings, Inc.(a)	4
2,307	Tandem Diabetes Care, Inc.(a)	204
1,380	The Cooper Companies, Inc.	530
360	Vapotherm, Inc.(a)	9
2,221	VolitionRX, Ltd.(a)	8
		3,526

	Health Care Providers & Services — 2.12%
695	1Life Healthcare, Inc.(a)	27
7,136	Acadia Healthcare Company, Inc.(a)	407
750	Adapthealth Corp.(a)	28
126	Addus HomeCare Corp.(a)	13
316	Amedisys, Inc.(a)	84
590	AMN Healthcare Services, Inc.(a)	43
13	Chemed Corp.	6
1,165	Community Health Systems, Inc.(a)	16
153	CorVel Corp.(a)	16
6,791	Covetrus, Inc.(a)	204
47	Encompass Health Corp.	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
803	Five Star Senior Living, Inc.(a)	$5
145	Guardant Health, Inc.(a)	22
576	Hanger, Inc.(a)	13
1,566	HealthEquity, Inc.(a)	106
776	LHC Group, Inc.(a)	148
373	Magellan Health, Inc.(a)	35
277	Modivcare, Inc.(a)	41
826	Molina Heathcare, Inc.(a)	193
757	National Healthcare Corp.	59
409	Option Care Health, Inc.(a)	7
1,478	Owens & Minor, Inc.	56
3,683	Patterson Companies, Inc.	118
1,149	R1 RCM, Inc.(a)	28
2,950	RadNet, Inc.(a)	64
1,380	Select Medical Holdings Corp.(a)	47
1,391	Sharps Compliance Corp.(a)	20
435	Surgery Partners, Inc.(a)	19
2,414	Tenet Healthcare Corp.(a)	126
278	The Ensign Group, Inc.	26
150	The Pennant Group, Inc.(a)	7
244	Triple-S Management Corp., Class - B(a)	6
82	U.S. Physical Therapy, Inc.	9
		2,003

	Health Care Technology — 0.89%
358	Allscripts Healthcare Solutions, Inc.(a)	5
1,328	Evolent Health, Inc., Class - A(a)	27
398	Health Catalyst, Inc.(a)	19
2,657	HealthStream, Inc.(a)	59
1,587	HMS Holdings Corp.(a)	59
1,693	Inovalon Holdings, Inc., Class - A(a)	49
925	Inspire Medical System, Inc.(a)	191
2,060	NextGen Healthcare, Inc.(a)	37
1,677	Omnicell, Inc.(a)	218
171	Schrodinger, Inc.(a)	13
179	Tabula Rasa Healthcare, Inc.(a)	8
831	Teladoc Health, Inc.(a)	151
250	Vocera Communications, Inc.(a)	10
		846

	Hotels, Restaurants & Leisure — 3.26%
162	BJ's Restaurants, Inc.(a)	9
805	Bloomin' Brands, Inc.(a)	22
6,395	Boyd Gaming Corp.(a)	377
9,202	Caesars Entertainment, Inc.(a)	804
262	Churchill Downs, Inc.	60
398	Chuy's Holdings, Inc.(a)	18
1,221	Dave & Buster's Entertainment, Inc.(a)	58
1,018	Dine Brands Global, Inc.(a)	92
470	El Pollo Loco Holdings, Inc.(a)	8
7,017	Fiesta Restaurant Group, Inc.(a)	88
428	Golden Entertainment, Inc.(a)	11
1,218	Hilton Grand Vacations, Inc.(a)	46
73	Jack in the Box, Inc.	8
5,491	Lindblad Expeditions Holdings, Inc.(a)	104
168	Marriott Vacations Worldwide Corp.(a)	29
696	Noodles & Co.(a)	7
731	Papa John's International, Inc.	65
1,841	Penn National Gaming, Inc.(a)	193
4,839	Planet Fitness, Inc., Class - A(a)	373
3,075	PlayAGS, Inc.(a)	25
2,685	Red Robin Gourmet Burgers, Inc.(a)	107
4,134	Red Rock Resorts, Inc., Class - A(a)	135
999	Scientific Games Corp., Class - A(a)	38

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
581	Texas Roadhouse, Inc.(a)	$56
1,470	The Cheesecake Factory, Inc.(a)	86
316	Vail Resorts, Inc.(a)	92
1,396	Wingstop, Inc.	178
		3,089

	Household Durables — 1.72%
1,984	Century Communities, Inc.(a)	120
972	Gopro, Inc., Class - A(a)	11
5,700	Green Brick Partners, Inc.(a)	129
1,600	Hamilton Beach Brands Holding Co., Class - A	29
24	Helen of Troy Ltd.(a)	5
156	Hooker Furniture Corp.	6
370	Installed Building Products, Inc.	41
538	iRobot Corp.(a)	66
221	La-Z-Boy, Inc.	9
748	LGI Homes, Inc.(a)	112
485	M/I Homes, Inc.(a)	29
777	MDC Holdings, Inc.	46
1,111	Meritage Homes Corp.(a)	102
147	Skyline Champion Corp.(a)	7
584	The Lovesac Co.(a)	33
1,473	TopBuild Corp.(a)	309
3,495	TRI Pointe Homes, Inc.(a)	71
9,389	Tupperware Brands Corp.(a)	248
4,610	Universal Electronics, Inc.(a)	253
		1,626

	Household Products — 0.14%
240	Central Garden & Pet Co.(a)	14
990	Central Garden & Pet Co., Class - A(a)	51
230	WD-40 Co.	71
		136

	Independent Power and Renewable Electricity Producers — 0.14%
1,499	Clearway Energy, Inc., Class - C	42
2,146	Sunnova Energy International, Inc.(a)	88
		130

	Industrial Conglomerates — 0.08%
1,959	Raven Industries, Inc.	75

	Insurance — 2.03%
2,133	American Equity Investment Life Holding Co.	67
4,976	Argo Group International Holdings Ltd.	251
887	Citizens, Inc.(a)	5
3,379	CNO Financial Group, Inc.	82
94	Enstar Group Ltd.(a)	23
886	Everest Re Group Ltd.	220
1,150	Goosehead Insurance, Inc.	123
1,842	Horace Mann Educators Corp.	80
3,817	James River Group Holdings Ltd.	174
655	Kinsale Capital Group, Inc.	108
2,483	ProAssurance Corp.	66
1,753	ProSight Global, Inc.(a)	22
72	RLI Corp.	8
723	Safety Insurance Group, Inc.	61
1,404	Selective Insurance Group, Inc.	102
4,441	Siriuspoint, Ltd.(a)	45
1,613	Trupanion, Inc.(a)	123

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
4,780	W.R. Berkley Corp.	$360
		1,920

	Interactive Media & Services — 0.04%
8,509	DHI Group, Inc.(a)	29
139	Yelp, Inc.(a)	5
		34

	Internet & Direct Marketing Retail — 0.66%
593	1-800-Flowers.com, Inc., Class - A(a)	16
352	Etsy, Inc.(a)	71
724	Gaia, Inc.(a)	9
607	Lands' End, Inc.(a)	15
7,466	Magnite, Inc.(a)	311
150	PetMed Express, Inc.	5
396	Stamps.com, Inc.(a)	79
1,173	Stitch Fix, Inc., Class - A(a)	58
2,561	The RealReal, Inc.(a)	58
		622

	IT Services — 3.03%
2,035	Alliance Data Systems Corp.	228
62	Booz Allen Hamilton Holding Corp.	5
24,218	Brightcove, Inc.(a)	487
20	CACI International, Inc., Class - A(a)	5
199	Cardtronics PLC, Class - A(a)	8
1,176	Cass Information Systems, Inc.	54
34	Concentrix Corp.(a)	5
10,305	Conduent, Inc.(a)	69
47	CoreLogic, Inc.	4
94	CSG Systems International, Inc.	4
2,141	EVERTEC, Inc.	80
717	Evo Payments, Inc., Class - A(a)	20
514	Exlservice Holdings, Inc.(a)	46
3,629	Genpact Ltd.	155
254	Jack Henry & Associates, Inc.	39
19,207	KBR, Inc.	738
1,607	LiveRamp Holdings, Inc.(a)	83
78	ManTech International Corp., Class - A	7
979	MAXIMUS, Inc.	87
1,473	NIC, Inc.	50
15,269	Paya Holdings, Inc.(a)	167
88	Perficient, Inc.(a)	5
325	Rackspace Technology, Inc.(a)	8
1,018	Science Applications International Corp.	85
7,713	Switch, Inc., Class - A	125
605	Sykes Enterprises, Inc.(a)	27
135	The Hackett Group, Inc.	2
81	TTEC Holdings, Inc.	8
68	Tucows, Inc.(a)	5
822	Unisys Corp.(a)	21
2,286	Verra Mobility Corp.(a)	31
993	WEX, Inc.(a)	208
		2,866

	Leisure Products — 0.54%
324	American Outdoor Brands, Inc.(a)	8
4,164	Callaway Golf Co.	111
77	Johnson Outdoors, Inc., Class - A	11
356	Mastercraft Boat Holdings, Inc.(a)	9
11,436	Mattel, Inc.(a)	229
1,298	Smith & Wesson Brands, Inc.	23

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
1,691	Yeti Holdings, Inc.(a)	$122
		513

	Life Sciences Tools & Services — 0.98%
102	Bruker Corp.	7
3,416	Codexis, Inc.(a)	78
3,486	Fluidigm Corp.(a)	16
1,767	Harvard Bioscience, Inc.(a)	10
5,693	Luminex Corp.	182
599	Medpace Holdings, Inc.(a)	98
636	NanoString Technologies, Inc.(a)	42
3,662	NeoGenomics, Inc.(a)	176
1,392	Pacific Biosciences of California, Inc.(a)	46
664	Personalis, Inc.(a)	16
58	PRA Health Sciences, Inc.(a)	9
3,503	QIAGEN N.V.(a)	170
1,383	Quanterix Corp.(a)	81
		931

	Machinery — 3.04%
68	Albany International Corp.	6
1,758	Astec Industries, Inc.	133
255	Barnes Group, Inc.	13
1,580	Chart Industries, Inc.(a)	225
4,663	CIRCOR International, Inc.(a)	162
168	Columbus McKinnon Corp.	9
1,804	DMC Global, Inc.(a)	98
3,382	Evoqua Water Technologies Co.(a)	89
1,773	Federal Signal Corp.	68
177	Franklin Electric Co., Inc.	14
1,283	Graham Corp.	18
4,941	Harsco Corp.(a)	85
434	Helios Technologies, Inc.	32
116	Hurco Companies, Inc.	4
431	Hyster-Yale Materials Handling, Inc.	38
332	IDEX Corp.	69
1,220	ITT, Inc.	111
819	John Bean Technologies Corp.	109
217	Kadant, Inc.	40
121	Kennametal, Inc.	5
1,296	Kornit Digital Ltd.(a)	128
902	Lincoln Electric Holdings, Inc.	111
331	Lydall, Inc.(a)	11
14,606	Meritor, Inc.(a)	430
118	Mueller Industries, Inc.	5
697	Navistar International Corp.(a)	31
47	Oshkosh Corp.	6
1,221	Park-Ohio Holdings Corp.	38
1,080	Proto Labs, Inc.(a)	131
2,342	Rexnord Corp.	110
1,356	SPX Corp.(a)	79
1,151	SPX FLOW, Inc.	73
2,067	Terex Corp.	95
2,085	The Greenbrier Companies, Inc.	98
342	TriMas Corp.(a)	10
11,608	Welbilt, Inc.(a)	189
		2,873

	Marine — 0.22%
658	Genco Shipping & Trading Ltd.	7
2,129	Kirby Corp.(a)	128
1,166	Matson, Inc.	78
		213

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media — 0.62%
2,263	AMC Networks, Inc., Class - A(a)	$120
2,253	Cardlytics, Inc.(a)	248
5,444	Gray Television, Inc.	100
3,244	Liberty Latin America Ltd., Class - C(a)	42
535	Scholastic Corp.	16
328	Sinclair Broadcast Group, Inc., Class - A	10
2,249	TEGNA, Inc.	42
414	Tribune Publishing Co.(a)	7
		585

	Metals & Mining — 1.78%
19,561	Alamos Gold, Inc.	153
6,347	Alcoa Corp.(a)	206
13,931	Allegheny Technologies, Inc.(a)	293
401	Arconic Corp.(a)	10
3,407	Carpenter Technology Corp.	140
2,916	Cleveland-Cliffs, Inc.	59
4,270	Coeur Mining, Inc.(a)	39
257	Commercial Metals Co.	8
873	Compass Minerals International, Inc.	55
1,173	Haynes International, Inc.	35
9,750	Hecla Mining Co.	55
191	Materion Corp.	13
11,945	Pan American Silver Corp.	358
2,916	Ryerson Holding Corp.(a)	50
5,772	Timkensteel Corp.(a)	68
365	United States Steel Corp.	10
549	Warrior Met Coal, Inc.	9
1,868	Worthington Industries, Inc.	125
		1,686

	Mortgage Real Estate Investment Trusts — 0.42%
10,110	AG Mortgage Investment Trust, Inc.	41
3,653	ARMOUR Residential REIT, Inc.	45
1,929	Broadmark Realty Capital, Inc.	20
1,677	Capstead Mortgage Corp.	10
7,810	Colony Credit Real Estate, Inc.	67
1,873	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	105
6,389	MFA Financial, Inc.	26
2,348	Redwood Trust, Inc.	24
3,043	Two Harbors Investment Corp.	22
11,584	Western Asset Mortgage Capital Corp.	37
		397

	Multiline Retail — 0.21%
932	Big Lots, Inc.	64
8,601	Macy's, Inc.(a)	139
		203

	Multi-Utilities — 0.22%
114	Avista Corp.	5
726	Black Hills Corp.	48
1,680	NorthWestern Corp.	110
889	Unitil Corp.	41
		204

	Oil, Gas & Consumable Fuels — 1.49%
1,335	Amyris, Inc.(a)	25
2,391	Antero Resources Corp.(a)	24
2,408	Clean Energy Fuels Corp.(a)	33
4,007	CNX Resources Corp.(a)	59
5,573	Comstock Resources, Inc.(a)	31
2,431	CONSOL Energy, Inc.(a)	24

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
3,905	Delek US Holdings, Inc.	$85
5,552	Devon Energy Corp.	121
2,053	DHT Holdings, Inc.	12
1,588	Earthstone Energy, Inc., Class - A(a)	11
26,127	Euronav N.V.	240
2,172	Frontline Ltd.	16
6,190	Golar LNG Ltd.(a)	64
21,522	Navigator Holdings Ltd.(a)	192
2,581	Nordic American Tankers Ltd.	8
3,747	Ovintiv, Inc.	89
292	PDC Energy, Inc.(a)	10
3,193	Range Resources Corp.(a)	33
696	Renewable Energy Group, Inc.(a)	46
52	REX American Resources Corp.(a)	4
588	Scorpio Tankers, Inc.	11
46,388	Southwestern Energy Co.(a)	216
1,690	World Fuel Services Corp.	59
		1,413

	Paper & Forest Products — 0.20%
563	Boise Cascade Co.	34
277	Clearwater Paper Corp.(a)	10
1,354	Domtar Corp.	51
2,506	Glatfelter Corp.	43
95	Louisiana-Pacific Corp.	5
902	Schweitzer-Mauduit International, Inc.	44
		187

	Personal Products — 0.15%
494	e.l.f. Beauty, Inc.(a)	13
853	Inter Parfums, Inc.	61
198	Medifast, Inc.	42
238	USANA Health Sciences, Inc.(a)	23
		139

	Pharmaceuticals — 1.44%
10,185	Acer Therapeutics, Inc.(a)	32
9,699	Aerie Pharmaceuticals, Inc.(a)	173
2,129	Amneal Pharmaceuticals, Inc.(a)	14
539	Arvinas, Inc.(a)	36
1,895	Avenue Therapeutics, Inc.(a)	12
589	Cassava Science, Inc.(a)	26
81	Catalent, Inc.(a)	9
3,007	Cerecor, Inc.(a)	9
260	Corcept Therapeutics, Inc.(a)	6
3,371	CorMedix, Inc.^(a)	34
4,171	ENDO International PLC(a)	31
1,228	Harrow Health, Inc.(a)	8
653	Horizon Therapeutics PLC(a)	60
1,079	Innoviva, Inc.(a)	13
775	Intra-Cellular Therapies, Inc.(a)	26
1,037	Kala Pharmaceuticals, Inc.^(a)	7
1,598	Marinus Pharmaceuticals, Inc.(a)	25
929	NGM Biopharmaceuticals, Inc.(a)	27
339	Ocular Therapeutix, Inc.(a)	6
838	Odonate Therapeutics, Inc.(a)	3
537	Omeros Corp.(a)	10
1,026	Optinose, Inc.(a)	4
5,164	Pacira BioSciences, Inc.(a)	361
1,073	Paratek Pharmaceuticals, Inc.(a)	8
1,203	Phibro Animal Health Corp., Class - A	29
1,583	Prestige Consumer Healthcare, Inc.(a)	70
1,048	Revance Therapeutics, Inc.(a)	29
4,208	Satsuma Pharmaceuticals, Inc.(a)	25

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
5,589	Strongbridge BioPharma PLC(a)	$15
8,459	Supernus Pharmaceuticals, Inc.(a)	221
1,853	Zogenix, Inc.(a)	36
		1,365

	Professional Services — 0.72%
917	ASGN, Inc.(a)	88
1,815	CBIZ, Inc.(a)	59
216	Exponent, Inc.	21
2,022	GP Strategies Corp.(a)	35
217	Huron Consulting Group, Inc.(a)	11
173	ICF International, Inc.	15
594	Kelly Services, Inc., Class - A(a)	13
982	Kforce, Inc.	53
1,998	Korn Ferry	125
9,154	Mistras Group, Inc.(a)	104
1,071	TriNet Group, Inc.(a)	83
1,649	Upwork, Inc.(a)	74
		681

	Real Estate Management & Development — 0.36%
1,451	BBX Capital, Inc.(a)	9
264	Essential Properties Realty Trust, Inc.	6
1,232	eXp World Holdings, Inc.(a)	56
299	Forestar Group, Inc.(a)	7
821	Marcus & Millichap, Inc.(a)	28
3,583	Newmark Group, Inc., Class - A	36
40	Rafael Holdings, Inc., Class - B(a)	2
303	Realogy Holdings Corp.(a)	5
1,604	Redfin Corp.(a)	106
1,184	The RMR Group, Inc., Class - A	48
894	The St. Joe Co.	38
		341

	Road & Rail — 0.60%
119	Avis Budget Group, Inc.(a)	9
6,474	Knight-Swift Transportation Holdings, Inc.	312
103	P.A.M. Transportation Services, Inc.(a)	6
808	Saia, Inc.(a)	186
286	Universal Truckload Services, Inc.	8
1,208	US Xpress Enterprise, Inc., Class - A(a)	14
3,453	Yellow Corp.(a)	30
		565

	Semiconductors & Semiconductor Equipment — 5.55%
809	Advanced Energy Industries, Inc.	88
485	Alpha & Omega Semiconductor Ltd.(a)	16
658	Ambarella, Inc.(a)	66
3,622	Amkor Technology, Inc.	86
3,010	AXT, Inc.(a)	35
176	Brooks Automation, Inc.	14
521	CEVA, Inc.(a)	29
55	Cirrus Logic, Inc.(a)	5
453	CMC Materials, Inc.	80
6,952	Cree, Inc.(a)	753
216	Diodes, Inc.(a)	17
126	Entegris, Inc.	14
4,167	FormFactor, Inc.(a)	188
188	Impinj, Inc.(a)	11
286	Inphi Corp.(a)	51
5,553	Lattice Semiconductor Corp.(a)	250
12,728	MACOM Technology Solutions Holdings, Inc.(a)	739
7,165	Marvell Technology Group Ltd.	351

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
8,166	MaxLinear, Inc., Class - A(a)	$278
746	MKS Instruments, Inc.	138
846	Monolithic Power Systems, Inc.	298
2,556	Power Integrations, Inc.	208
2,781	Qorvo, Inc.(a)	509
5,776	Semtech Corp.(a)	399
1,402	Silicon Laboratories, Inc.(a)	197
324	SMART Global Holdings, Inc.(a)	15
166	SunPower Corp.(a)	6
799	Synaptics, Inc.(a)	108
212	Ultra Clean Holdings, Inc.(a)	12
1,194	Universal Display Corp.	283
661	Veeco Instruments, Inc.(a)	14
		5,258

	Software — 4.85%
12,550	2U, Inc.(a)	480
1,424	8x8, Inc.(a)	46
2,571	ACI Worldwide, Inc.(a)	98
416	Alarm.com Holding, Inc.(a)	36
829	Altair Engineering, Inc., Class - A(a)	52
343	Alteryx, Inc., Class - A(a)	28
192	Appian Corp.(a)	26
3,150	Asure Software, Inc.(a)	24
49	Avalara, Inc.(a)	7
488	Avaya Holdings Corp.(a)	14
711	Benefitfocus, Inc.(a)	10
1,176	Blackbaud, Inc.(a)	84
185	Blackline, Inc.(a)	20
1,039	Bottomline Technologies, Inc.(a)	47
1,091	Box, Inc., Class - A(a)	25
274	Cerence, Inc.(a)	25
4,504	Cloudera, Inc.(a)	55
979	Cognyte Software, Ltd.(a)	27
574	CommVault Systems, Inc.(a)	37
803	Cornerstone OnDemand, Inc.(a)	35
155	Coupa Software, Inc.(a)	39
313	Digimarc Corp.(a)	9
740	Digital Turbine, Inc.(a)	59
434	Domo, Inc., Class - B(a)	24
1,935	Ebix, Inc.	62
581	eGain Corp.(a)	6
107	Envestnet, Inc.(a)	8
465	Everbridge, Inc.(a)	56
83	Fair Isaac Corp.(a)	40
631	Five9, Inc.(a)	99
846	Guidewire Software, Inc.(a)	86
512	HubSpot, Inc.(a)	233
172	J2 Global, Inc.(a)	21
167	LivePerson, Inc.(a)	9
3,508	Medallia, Inc.(a)	98
21	MicroStrategy, Inc.(a)	14
3,273	Model N, Inc.(a)	115
1,709	New Relic, Inc.(a)	105
12,851	Nuance Communications, Inc.(a)	560
785	Onespan, Inc.(a)	19
933	Pegasystems, Inc.	107
192	Ping Identity Holding Corp.(a)	4
705	Proofpoint, Inc.(a)	89
910	PROS Holdings, Inc.(a)	39
1,208	PTC, Inc.(a)	166
205	Q2 Holdings, Inc.(a)	21
556	QAD, Inc., Class - A	37

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
680	Qualys, Inc.(a)	$71
1,182	Rapid7, Inc.(a)	88
295	Sailpoint Technologies Holding, Inc.(a)	15
831	SPS Commerce, Inc.(a)	83
3,588	SS&C Technologies Holdings, Inc.	251
1,579	SVMK, Inc.(a)	29
2,897	Synchronoss Technologies, Inc.(a)	10
782	Tenable Holdings, Inc.(a)	28
131	Upland Software, Inc.(a)	6
606	Varonis Systems, Inc.(a)	31
979	Verint Systems, Inc.(a)	45
1,235	VirnetX Holding Corp.	7
1,231	Workiva, Inc.(a)	109
13,082	Xperi Holding Corp.	284
2,378	Yext, Inc.(a)	34
690	Zix Corp.(a)	5
307	Zscaler, Inc.(a)	53
9,800	Zuora, Inc., Class - A(a)	145
		4,595

	Specialty Retail — 1.87%
722	Advance Auto Parts, Inc.	132
1,447	American Eagle Outfitters, Inc.	42
520	Asbury Automotive Group, Inc.(a)	102
458	AT Home Group, Inc.(a)	13
3,653	Bed Bath & Beyond, Inc.(a)	106
790	Camping World Holdings, Inc., Class - A	29
2,141	Floor & Decor Holdings, Inc., Class - A(a)	205
2,020	Genesco, Inc.(a)	96
72	Group 1 Automotive, Inc.	11
1,362	Guess?, Inc.	32
487	Lithia Motors, Inc., Class - A	191
808	Monro, Inc.	53
735	Murphy USA, Inc.	106
414	National Vision Holdings, Inc.(a)	18
53	Penske Automotive Group, Inc.	4
531	Rent-A-Center, Inc.	31
247	Restoration Hardware Co.(a)	147
2,077	Sally Beauty Holdings, Inc.(a)	42
354	Shoe Carnival, Inc.	22
158	Signet Jewelers Ltd.(a)	9
289	Sleep Number Corp.(a)	41
7,426	Sportsman's Warehouse Holdings, Inc.(a)	128
468	The Aaron's Co., Inc.	12
297	The Buckle, Inc.	12
3,215	The Cato Corp., Class - A(a)	39
2,415	The Michaels Companies, Inc.(a)	53
1,585	The ODP Corp.(a)	69
560	Tilly's, Inc., Class - A(a)	6
526	Urban Outfitters, Inc.(a)	20
		1,771

	Technology Hardware, Storage & Peripherals — 0.23%
1,377	Diebold Nixdorf, Inc.(a)	19
761	Immersion Corp.(a)	7
698	Intevac, Inc.(a)	5
4,906	NCR Corp.(a)	187
		218

	Textiles, Apparel & Luxury Goods — 0.80%
378	Columbia Sportswear Co.	40
1,161	Crocs, Inc.(a)	93
233	Deckers Outdoor Corp.(a)	77
3,666	Fossil Group, Inc.(a)	45

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Textiles, Apparel & Luxury Goods (continued)
792	G-III Apparel Group Ltd.(a)	$24
5,020	Kontoor Brands, Inc.	245
412	Steven Madden Ltd.	15
1,344	Superior Group of Companies, Inc.	34
4,730	Wolverine World Wide, Inc.	181
		754

	Thrifts & Mortgage Finance — 0.94%
1,712	Axos Financial, Inc.(a)	80
3,569	Bankfinancial Corp.	37
5,745	Capitol Federal Financial, Inc.	76
3,931	Columbia Financial, Inc.(a)	69
99	Essent Group Ltd.	5
70	Federal Agricultural Mortgage Corp., Class - C	7
667	Flagstar Bancorp, Inc.	30
79	HomeStreet, Inc.	3
3,424	Meridian Bancorp, Inc.	63
155	Meta Financial Group, Inc.	7
228	MGIC Investment Corp.	3
1,030	Mr Cooper Group, Inc.(a)	36
5,092	NMI Holdings, Inc.(a)	120
5,668	Northwest Bancshares, Inc.	82
233	OceanFirst Financial Corp.	6
871	PennyMac Financial Services, Inc.	58
3,124	Provident Financial Services, Inc.	70
3,405	Sterling Bancorp, Inc.(a)	19
941	Walker & Dunlop, Inc.	97
244	Washington Federal, Inc.	8
623	Western New England Bancorp, Inc.	5
247	WSFS Financial Corp.	12
		893

	Tobacco — 0.04%
2,572	Vector Group Ltd.	36

	Trading Companies & Distributors — 1.60%
63	Applied Industrial Technologies, Inc.	6
5,140	Beacon Roofing Supply, Inc.(a)	269
2,991	DXP Enterprises, Inc.(a)	90
55	GATX Corp.	5
192	GMS, Inc.(a)	8
1,745	Herc Holdings, Inc.(a)	177
1,252	Kaman Corp.	64
24,185	MRC Global, Inc.(a)	218
1,578	Rush Enterprises, Inc., Class - A	79
1,389	SiteOne Landscape Supply, Inc.(a)	237
4,993	Textainer Group Holdings Ltd.(a)	143
2,487	WESCO International, Inc.(a)	215
		1,511

	Water Utilities — 0.25%
839	American States Water Co.	63
1,134	California Water Service Group	64
4,005	Consolidated Water Co. Ltd.	54
602	Global Water Resources, Inc.	10
626	Middlesex Water Co.	49
		240

	Wireless Telecommunication Services — 0.09%
1,140	Shenandoah Telecommunications Co.	55

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Wireless Telecommunication Services (continued)
2,825	Spok Holdings, Inc.	$30
		85

	Total Common Stocks	86,964

	Contingent Rights — 0.16%
	Biotechnology — 0.00%
1,646	Progenics Pharma CVR, 12/31/28(a)(b)	–
1	Tobira Therapeutics, Inc. CVR, 12/31/28(a)(b)	–
		–

	Metals & Mining — 0.16%
176,434	Pan American Silver Corp. CVR, 2/22/29(a)	153

	Pharmaceuticals — 0.00%
759	Aratana Therapeutics, Inc. CVR, 12/31/21(a)(b)	–

	Total Contingent Rights	153

	Investment Companies — 7.07%
231,673	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(c)	232
6,459,626	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	6,459

	Total Investment Companies	6,691

	Total Investments (cost $50,186) — 99.12%	93,808
	Other assets in excess of liabilities — 0.88%	833

	Net Assets - 100.00%	$94,641

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $232 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2021.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Small Capitalization-Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	38.85%	53.04%	91.89%
Contingent Rights	0.16%	—	0.16%
Investment Companies	—	7.07%	7.07%
Other Assets (Liabilities)	0.57%	0.31%	0.88%
Total Net Assets	39.58%	60.42%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	60	6/18/21	$6,668	$(380)
			$6,668	$(380)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(380)
	Total Net Unrealized Appreciation/(Depreciation)			$(380)

Amounts designated as "—" are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.98%
	Australia — 1.84%
510	Afterpay Ltd. (IT Services)(a)	$39
1,696	AGL Energy Ltd. (Multi-Utilities)	12
8,990	AMP Ltd. (Diversified Financial Services)	9
693	Ampol Ltd. (Oil, Gas & Consumable Fuels)	13
2,941	APA Group (Gas Utilities)	22
1,433	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	37
485	ASX Ltd. (Capital Markets)	26
5,652	Aurizon Holdings Ltd. (Road & Rail)	17
3,765	AusNet Services (Electric Utilities)	5
6,890	Australia & New Zealand Banking Group Ltd. (Banks)	147
7,185	BHP Billiton Ltd. (Metals & Mining)	247
5,134	BHP Group Ltd. (Metals & Mining)	148
1,410	BlueScope Steel Ltd. (Metals & Mining)	21
3,941	Brambles Ltd. (Commercial Services & Supplies)	32
351	CIMIC Group Ltd. (Construction & Engineering)(a)	5
1,358	Coca-Cola Amatil Ltd. (Beverages)	14
165	Cochlear Ltd. (Health Care Equipment & Supplies)	26
3,429	Coles Group Ltd. (Food & Staples Retailing)	42
4,322	Commonwealth Bank of Australia (Banks)	284
1,360	Computershare Ltd. (IT Services)	16
991	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	9
1,108	CSL Ltd. (Biotechnology)	223
2,615	Dexus (Equity Real Estate Investment Trusts)	19
3,517	Evolution Mining Ltd. (Metals & Mining)	11
4,206	Fortescue Metals Group Ltd. (Metals & Mining)	64
4,174	Goodman Group (Equity Real Estate Investment Trusts)	57
5,779	Insurance Australia Group Ltd. (Insurance)	21
1,593	LendLease Group (Real Estate Management & Development)(b)	16
856	Macquarie Group Ltd. (Capital Markets)	99
357	Magellan Financial Group Ltd. (Capital Markets)	12
7,667	Medibank Private Ltd. (Insurance)	16
11,309	Mirvac Group (Equity Real Estate Investment Trusts)	21
8,197	National Australia Bank Ltd. (Banks)	162
1,950	Newcrest Mining Ltd. (Metals & Mining)	36
2,645	Northern Star Resources Ltd. (Metals & Mining)	19
927	Orica Ltd. (Chemicals)	10
4,121	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	15
2,446	Qantas Airways Ltd. (Airlines)(a)	9
3,741	QBE Insurance Group Ltd. (Insurance)	27
427	Ramsay Health Care Ltd. (Health Care Providers & Services)	22
112	REA Group Ltd. (Interactive Media & Services)	12
914	Rio Tinto Ltd. (Metals & Mining)	77
4,289	Santos Ltd. (Oil, Gas & Consumable Fuels)	23

Shares	Security Description	Value (000)

	Australia (continued)
12,339	Scentre Group (Equity Real Estate Investment Trusts)	$26
923	SEEK Ltd. (Professional Services)(a)	20
1,187	Sonic Healthcare Ltd. (Health Care Providers & Services)	32
11,701	South32 Ltd. (Metals & Mining)	25
5,512	Stockland (Equity Real Estate Investment Trusts)	18
3,312	Suncorp Group Ltd. (Insurance)	25
2,888	Sydney Airport (Transportation Infrastructure)(a)	14
5,667	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	20
10,531	Telstra Corp. Ltd. (Diversified Telecommunication Services)	27
5,576	The GPT Group (Equity Real Estate Investment Trusts)	19
6,949	Transurban Group (Transportation Infrastructure)	70
2,004	Treasury Wine Estates Ltd. (Beverages)	16
8,881	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	11
208	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	5
2,750	Wesfarmers Ltd. (Food & Staples Retailing)	110
8,782	Westpac Banking Corp. (Banks)	163
480	WiseTech Global Ltd. (Software)	11
2,388	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	44
3,057	Woolworths Group Ltd. (Food & Staples Retailing)	95
		2,893

	Austria — 0.05%
747	Erste Group Bank AG (Banks)(a)	25
383	OMV AG (Oil, Gas & Consumable Fuels)	19
389	Raiffeisen Bank International AG (Banks)(a)(b)	9
147	Verbund AG (Electric Utilities)	11
246	Voestalpine AG (Metals & Mining)	10
		74

	Belgium — 0.77%
444	Ageas SA (Insurance)	27
15,792	Anheuser-Busch InBev N.V. (Beverages)	995
134	Colruyt SA (Food & Staples Retailing)	8
67	Elia Group SA/NV (Electric Utilities)(b)	7
76	Galapagos N.V. (Biotechnology)(a)(b)	6
281	Groupe Bruxelles Lambert SA (Diversified Financial Services)	29
634	KBC Group N.V. (Banks)(a)	46
370	Proximus SADP (Diversified Telecommunication Services)	8
183	Solvay SA, Class - A (Chemicals)	23
321	UCB SA (Pharmaceuticals)	31
491	Umicore SA (Chemicals)(b)	26
		1,206

	Bermuda — 0.19%
1,034	Arch Capital Group Ltd. (Insurance)(a)	40
302	Athene Holding Ltd., Class - A (Insurance)(a)	15
325	Bunge Ltd. (Food Products)	26
910	IHS Markit Ltd. (Professional Services)	88

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda (continued)
902	Invesco Ltd. (Capital Markets)	$23
1,699	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	83
131	RenaissanceRe Holdings Ltd. (Insurance)	21
		296

	Canada — 2.76%
600	Agnico Eagle Mines Ltd. (Metals & Mining)	35
400	Air Canada (Airlines)(a)(b)	8
1,317	Algonquin Power & Utilities Corp. (Multi-Utilities)	21
2,000	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	64
800	AltaGas Ltd. (Gas Utilities)	13
200	Atco Ltd. (Multi-Utilities)	7
2,300	B2gold Corp. (Metals & Mining)	10
500	Ballard Power Systems, Inc. (Electrical Equipment)(a)	12
1,600	Bank of Montreal (Banks)	143
4,300	Barrick Gold Corp. (Metals & Mining)	85
400	BCE, Inc. (Diversified Telecommunication Services)	18
1,100	Blackberry Ltd. (Software)(a)	9
3,150	Brookfield Asset Management, Inc. (Capital Markets)	140
800	CAE, Inc. (Aerospace & Defense)(a)	23
900	Cameco Corp. (Oil, Gas & Consumable Fuels)	15
200	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)(b)	9
1,100	Canadian Imperial Bank of Commerce (Banks)	108
1,800	Canadian National Railway Co. (Road & Rail)	209
2,800	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	87
300	Canadian Pacific Railway Ltd. (Road & Rail)	115
200	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	28
300	Canadian Utilities Ltd., Class - A (Multi-Utilities)	8
600	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	19
400	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	22
3,200	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	24
600	CGI, Inc. (IT Services)(a)	50
700	Dollarama, Inc. (Multiline Retail)	31
600	Emera, Inc. (Electric Utilities)	27
400	Empire Co. Ltd. (Food & Staples Retailing)	12
5,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	182
1,500	First Quantum Minerals Ltd. (Metals & Mining)	29
100	FirstService Corp. (Real Estate Management & Development)	15
1,100	Fortis, Inc. (Electric Utilities)	48
500	Franco-Nevada Corp. (Metals & Mining)	63
600	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)(a)	18

Shares	Security Description	Value (000)

	Canada (continued)
600	Great-West Lifeco, Inc. (Insurance)	$16
800	Hydro One Ltd. (Electric Utilities)(b)	19
300	iA Financial Corp., Inc. (Insurance)	16
200	IGM Financial, Inc. (Capital Markets)	6
600	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	15
400	Intact Financial Corp. (Insurance)	49
1,200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	17
600	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	12
3,200	Kinross Gold Corp. (Metals & Mining)	21
600	Kirkland Lake Gold Ltd. (Metals & Mining)	20
400	Loblaw Companies Ltd. (Food & Staples Retailing)	22
311	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	95
1,400	Lundin Mining Corp. (Metals & Mining)(b)	14
700	Magna International, Inc. (Auto Components)	62
4,700	Manulife Financial Corp. (Insurance)	101
600	Metro, Inc. (Food & Staples Retailing)	27
800	National Bank of Canada (Banks)	54
500	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	18
1,400	Nutrien Ltd. (Chemicals)	75
200	Onex Corp. (Diversified Financial Services)	12
700	Open Text Corp. (Software)(b)	33
500	Pan American Silver Corp. (Metals & Mining)	15
400	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	12
1,400	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	40
1,450	Power Corp. of Canada (Insurance)	38
500	Quebecor, Inc. (Media)	13
700	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	46
300	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	5
300	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	18
900	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	42
3,500	Royal Bank of Canada (Banks)	324
1,200	Shaw Communications, Inc., Class - B (Media)	31
300	Shopify, Inc. (IT Services)(a)	332
400	SSR Mining, Inc. (Metals & Mining)	6
1,400	Sun Life Financial, Inc. (Insurance)	71
3,600	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	75
2,300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	105
1,100	Teck Resources Ltd., Class - B (Metals & Mining)	21
1,000	TELUS Corp. (Diversified Telecommunication Services)	20
3,000	The Bank of Nova Scotia (Banks)	188
4,500	The Toronto-Dominion Bank (Banks)	294

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
400	Thomson Reuters Corp. (Professional Services)	$35
100	TMX Group Ltd. (Capital Markets)	10
200	Toromont Industries, Ltd. (Trading Companies & Distributors)	15
700	Waste Connections, Inc. (Commercial Services & Supplies)	76
200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	14
200	Weston (George) Ltd. (Food & Staples Retailing)	18
1,100	Wheaton Precious Metals Corp. (Metals & Mining)	42
300	WSP Global, Inc. (Construction & Engineering)(b)	29
2,100	Yamana Gold, Inc. (Metals & Mining)	9
		4,355

	Denmark — 1.17%
8	A.P. Moller - Maersk A/S, Class - A (Marine)	17
14	A.P. Moller - Maersk A/S, Class - B (Marine)	33
354	Ambu A/S, Class - B (Health Care Equipment & Supplies)	17
271	Carlsberg A/S, Class - B (Beverages)	42
263	Christian Hansen Holding A/S (Chemicals)(a)(b)	24
302	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	45
1,609	Danske Bank A/S (Banks)	30
292	Demant A/S (Health Care Equipment & Supplies)(a)	12
500	DSV PANALPINA A/S (Road & Rail)	98
165	Genmab A/S (Biotechnology)(a)(b)	54
278	GN Store Nord A/S (Health Care Equipment & Supplies)	22
144	H. Lundbeck A/S (Pharmaceuticals)	5
4,204	Novo Nordisk A/S, Class - B (Pharmaceuticals)	285
541	Novozymes A/S, B Shares (Chemicals)	35
6,044	Orsted A/S (Electric Utilities) (b)	976
275	Pandora A/S (Textiles, Apparel & Luxury Goods)(a)	29
18	ROCKWOOL International A/S, B Shares (Building Products)	8
810	Tryg A/S (Insurance)(b)	19
477	Vestas Wind Systems A/S (Electrical Equipment)	98
		1,849

	Finland — 0.74%
360	Elisa Oyj (Diversified Telecommunication Services)	22
1,122	Fortum Oyj (Electric Utilities)	30
584	Kesko Oyj, Class - B (Food & Staples Retailing)	18
864	Kone Oyj, Class - B (Machinery)	71
13,789	Neste Oyj (Oil, Gas & Consumable Fuels)	731
14,334	Nokia Oyj (Communications Equipment)(a)	57
8,236	Nordea Bank Abp (Banks)(b)	81
243	Orion Oyj, Class - B (Pharmaceuticals)	10
1,192	Sampo Oyj, Class - A (Insurance)	54
1,360	Stora Enso Oyj, R Shares (Paper & Forest Products)	25

Shares	Security Description	Value (000)

	Finland (continued)
1,356	UPM-Kymmene Oyj (Paper & Forest Products)	$49
1,231	Wartsila Oyj Abp (Machinery)	13
		1,161

	France — 2.61%
434	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	16
91	Aeroports de Paris (Transportation Infrastructure)(a)	11
1,154	Air Liquide SA (Chemicals)	188
612	Alstom SA (Machinery)(a)(b)	31
152	Amundi SA (Capital Markets)(b)	12
193	Arkema SA (Chemicals)	23
245	Atos SE (IT Services)(a)	19
4,688	AXA SA (Insurance)	126
104	BioMerieux (Health Care Equipment & Supplies)	13
2,734	BNP Paribas SA (Banks)(a)	166
566	Bouygues SA (Construction & Engineering)	23
727	Bureau Veritas SA (Professional Services)(b)	21
403	Capgemini SE (IT Services)	69
1,562	Carrefour SA (Food & Staples Retailing)	28
346	CNP Assurances (Insurance)	7
1,311	Compagnie de Saint-Gobain (Building Products)	77
403	Compagnie Generale des Etablissements Michelin (Auto Components)	60
115	Covivio (Equity Real Estate Investment Trusts)	10
2,922	Credit Agricole SA (Banks)	42
1,496	Danone SA (Food Products)	103
334	Dassault Systemes SE (Software)	71
629	Edenred (Commercial Services & Supplies)	33
195	Eiffage SA (Construction & Engineering)(b)	20
1,615	Electricite de France SA (Electric Utilities)	22
4,644	Engie SA (Multi-Utilities)	66
689	EssilorLuxottica SA (Health Care Equipment & Supplies)	112
78	Eurazeo SE (Diversified Financial Services)(a)	6
301	Faurecia SE (Auto Components)(a)	16
116	Gecina SA (Equity Real Estate Investment Trusts)(b)	16
1,089	Getlink SE (Transportation Infrastructure)	17
77	Hermes International (Textiles, Apparel & Luxury Goods)	85
49	Iliad SA (Diversified Telecommunication Services)(b)	9
78	Ipsen SA (Pharmaceuticals)	7
184	Kering SA (Textiles, Apparel & Luxury Goods)	127
458	Klepierre SA (Equity Real Estate Investment Trusts)	11
187	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	9
678	Legrand SA (Electrical Equipment)	63
614	L'Oreal SA (Personal Products)	235
679	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	452
2,371	Natixism SA (Capital Markets)(a)	11

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
5,075	Orange SA (Diversified Telecommunication Services)(b)	$63
112	Orpea (Health Care Providers & Services)(a)(b)	13
508	Pernod Ricard SA (Beverages)	95
509	Publicis Groupe SA (Media)	31
49	Remy Cointreau SA (Beverages)	9
440	Renault SA (Automobiles)(a)(b)	19
777	Safran SA (Aerospace & Defense)(a)	106
2,765	Sanofi (Pharmaceuticals)	273
70	Sartorius Stedim Biotech (Life Sciences Tools & Services)	29
1,313	Schneider Electric SE (Electrical Equipment)(b)	201
360	SCOR SE (Insurance)(a)	12
55	SEB SA (Household Durables)	10
2,059	Societe Generale SA (Banks)	54
224	Sodexo SA (Hotels, Restaurants & Leisure)(a)	21
788	Suez SA (Multi-Utilities)	17
149	Teleperformance (Professional Services)	54
270	Thales SA (Aerospace & Defense)	27
6,150	TOTAL SA (Oil, Gas & Consumable Fuels)	287
225	UbiSoft Entertainment SA (Entertainment)(a)	17
346	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	28
595	Valeo SA (Auto Components)	20
1,367	Veolia Environnement SA (Multi-Utilities)	35
1,264	Vinci SA (Construction & Engineering)	129
2,106	Vivendi SA (Entertainment)	69
71	Wendel SE (Diversified Financial Services)	9
558	Worldline SA (IT Services)(a)(b)	47
		4,108

	Germany — 2.93%
463	adidas AG (Textiles, Apparel & Luxury Goods)(a)	145
1,018	Allianz SE (Insurance)	260
2,278	Aroundtown SA (Real Estate Management & Development)(b)	16
2,237	BASF SE (Chemicals)	186
2,390	Bayer AG, Registered Shares (Pharmaceuticals)	151
842	Bayerische Motoren Werke AG (Automobiles)	87
59	Bechtle AG (IT Services)	11
255	Beiersdorf AG (Personal Products)	27
400	Brenntag AG (Trading Companies & Distributors)	34
99	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	15
2,817	Commerzbank AG (Banks)(a)	17
279	Continental AG (Auto Components)	37
494	Covestro AG (Chemicals)(b)	33
2,083	Daimler AG (Automobiles)(b)	186
321	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	42
4,983	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	60
484	Deutsche Boerse AG (Capital Markets)	80
512	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	7
23,824	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	1,307

Shares	Security Description	Value (000)

	Germany (continued)
8,103	Deutsche Telekom AG (Diversified Telecommunication Services)	$163
814	Deutsche Wohnen SE (Real Estate Management & Development)	38
5,711	E.ON SE (Multi-Utilities)	66
515	Evonik Industries AG (Chemicals)	18
541	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	40
1,062	Fresenius SE & Co. KGAA (Health Care Providers & Services)	47
419	GEA Group AG (Machinery)	17
153	Hannover Rueckversicherung SE (Insurance)	28
370	HeidelbergCement AG (Construction Materials)	34
361	HelloFresh SE (Internet & Direct Marketing Retail)(a)	27
263	Henkel AG & Co. KGAA (Household Products)	26
48	HOCHTIEF AG (Construction & Engineering)(b)	4
3,171	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	134
195	KION Group AG (Machinery)(b)	19
186	Knorr-Bremse AG (Machinery)	23
229	Lanxess AG (Chemicals)	17
193	LEG Immobilien AG (Real Estate Management & Development)	25
328	Merck KGAA (Pharmaceuticals)	56
130	MTU Aero Engines AG (Aerospace & Defense)	31
339	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	104
126	Nemetschek SE (Software)	8
239	Puma SE (Textiles, Apparel & Luxury Goods)(a)	23
11	Rational AG (Machinery)	9
1,593	RWE AG (Multi-Utilities)	62
2,551	SAP SE (Software)	313
295	Scout24 AG (Interactive Media & Services)(b)	22
1,867	Siemens AG, Registered Shares (Industrial Conglomerates)	307
629	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	34
326	Symrise AG (Chemicals)(b)	40
384	TeamViewer AG (Software)(a)(b)	16
3,222	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	9
497	Uniper SE (Independent Power and Renewable Electricity Producers)	18
258	United Internet AG (Diversified Telecommunication Services)(b)	10
1,317	Vonovia SE (Real Estate Management & Development)	86
381	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	37
		4,612

	Hong Kong — 1.38%
107,975	AIA Group Ltd. (Insurance)	1,311

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	$11
9,500	BOC Hong Kong Holdings Ltd. (Banks)	33
4,200	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	13
6,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	39
1,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	9
4,000	CLP Holdings Ltd. (Electric Utilities)	39
4,200	ESR Cayman Ltd. (Real Estate Management & Development)(a)(b)	14
5,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	45
5,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	13
2,000	Hang Seng Bank Ltd. (Banks)	39
4,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	18
6,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	6
10,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	14
27,300	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	43
2,949	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	174
490	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	10
4,000	MTR Corp. Ltd. (Road & Rail)	23
4,000	New World Development Co. Ltd. (Real Estate Management & Development)	21
8,153	PCCW Ltd. (Diversified Telecommunication Services)(b)	5
3,500	Power Assets Holdings Ltd. (Electric Utilities)	21
6,000	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	30
8,000	Sino Land Co. Ltd. (Real Estate Management & Development)	11
3,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	45
1,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	7
3,000	Swire Properties Ltd. (Real Estate Management & Development)	9
3,500	Techtronic Industries Co. Ltd. (Household Durables)	60
2,826	The Bank of East Asia Ltd. (Banks)	6
5,423	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	49
24,000	WH Group Ltd. (Food Products)(b)	19
4,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	22
3,600	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	7
4,000	Xinyi Glass Holdings Ltd. (Auto Components)	13
		2,179

	Ireland (Republic of) — 0.69%
234	Allegion PLC (Building Products)	29

Shares	Security Description	Value (000)

	Ireland (Republic of) (continued)
1,896	CRH PLC (Construction Materials)(b)	$89
235	DCC PLC (Industrial Conglomerates)(b)	20
971	Eaton Corp. PLC (Electrical Equipment)	134
2,311	Experian PLC (Professional Services)	80
393	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	84
540	Horizon Therapeutics PLC (Pharmaceuticals)(a)	50
1,037	James Hardie Industries PLC (Construction Materials)	31
403	Kerry Group PLC, Class - A (Food Products)	50
384	Kingspan Group PLC (Building Products)	33
3,324	Medtronic PLC (Health Care Equipment & Supplies)	394
458	Pentair PLC (Machinery)	29
540	Smurfit Kappa Group PLC (Containers & Packaging)(b)	25
216	STERIS PLC (Health Care Equipment & Supplies)	41
		1,089

	Isle of Man — 0.02%
1,361	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	28

	Israel — 0.15%
101	Azrieli Group Ltd. (Real Estate Management & Development)	6
2,821	Bank Hapoalim BM (Banks)(a)	22
3,663	Bank Leumi Le (Banks)(a)	24
265	Check Point Software Technologies Ltd. (Software)(a)	30
88	CyberArk Software Ltd. (Software)(a)	11
54	Elbit Systems Ltd. (Aerospace & Defense)	8
1,491	ICL Group Ltd. (Chemicals)(b)	9
1	Isracard Ltd. (Consumer Finance)(a)	—
3,213	Israel Discount Bank Ltd., Class - A (Banks)(a)	13
304	Mizrahi Tefahot Bank Ltd. (Banks)(a)	8
155	Nice Ltd. (Software)(a)	33
125	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	36
136	Wix.com Ltd. (IT Services)(a)	38
		238

	Italy — 0.54%
266	Amplifon SpA (Health Care Providers & Services)(a)	10
2,791	Assicurazioni Generali SpA (Insurance)	56
1,251	Atlantia SpA (Transportation Infrastructure)(a)	23
1,427	Davide Campari-Milano N.V. (Beverages)	16
54	Diasorin SpA (Health Care Equipment & Supplies)	9
19,818	Enel SpA (Electric Utilities)(b)	196
6,471	Eni SpA (Oil, Gas & Consumable Fuels)	80
320	Ferrari N.V. (Automobiles)	67
1,425	FinecoBank Banca Fineco SpA (Banks)(a)	23
521	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	6
40,908	Intesa Sanpaolo SpA (Banks)(b)	110
1,412	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	16

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
450	Moncler SpA (Textiles, Apparel & Luxury Goods)	$26
1,124	Nexi SpA (IT Services)(a)(b)	20
1,363	Poste Italiane SpA (Insurance)(b)	17
676	Prusmian SpA (Electrical Equipment)	22
257	Recordati SpA (Pharmaceuticals)	14
5,158	Snam SpA (Oil, Gas & Consumable Fuels)	29
15,496	Telecom Italia SpA (Diversified Telecommunication Services)	9
25,056	Telecom Italia SpA (Diversified Telecommunication Services)	14
3,563	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	27
5,375	Unicredit SpA (Banks)(a)	57
		847

	Japan — 6.67%
1,000	Acom Co. Ltd. (Consumer Finance)	5
500	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	44
1,600	Aeon Mall Co. Ltd. (Food & Staples Retailing)	48
200	Aeon Mall Co. Ltd. (Real Estate Management & Development)	3
500	AGC, Inc. (Building Products)	21
400	Air Water, Inc. (Chemicals)	7
1,100	Ajinomoto Co., Inc. (Food Products)	23
500	Alfresa Holdings Corp. (Health Care Providers & Services)	10
700	Amada Co. Ltd. (Machinery)	8
300	ANA Holdings, Inc. (Airlines)(a)(b)	7
1,100	Asahi Group Holdings Ltd. (Beverages)(b)	46
500	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	14
3,200	Asahi Kasei Corp. (Chemicals)	37
4,500	Astellas Pharma, Inc. (Pharmaceuticals)	69
300	Azbil Corp. (Electronic Equipment, Instruments & Components)	13
1,300	Bridgestone Corp. (Auto Components)	53
500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	11
200	Calbee, Inc. (Food Products)	5
2,400	Canon, Inc. (Technology Hardware, Storage & Peripherals)	54
400	Capcom Co. Ltd. (Entertainment)	13
400	Casio Computer Co. Ltd. (Household Durables)	8
400	Central Japan Railway Co. (Road & Rail)	60
1,600	Chubu Electric Power Co. Inc. (Electric Utilities)	21
1,700	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	69
200	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	3
2,800	Concordia Financial Group Ltd. (Banks)	11
800	CyberAgent, Inc. (Media)	14
600	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	13
300	Daifuku Co. Ltd. (Machinery)	29
2,700	Dai-ichi Life Holdings, Inc. (Insurance)	46
4,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	122
600	Daikin Industries Ltd. (Building Products)	121
200	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	23

Shares	Security Description	Value (000)

	Japan (continued)
1,300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	$38
5	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	13
3,800	Daiwa Securities Group, Inc. (Capital Markets)	20
1,100	Denso Corp. (Auto Components)	73
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	31
700	East Japan Railway Co. (Road & Rail)	50
600	Eisai Co. Ltd. (Pharmaceuticals)	40
7,800	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	35
500	FANUC Corp. (Machinery)	118
100	Fast Retailing Co. Ltd. (Specialty Retail)	80
300	Fuji Electric Co. Ltd. (Electrical Equipment)	12
900	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	53
500	Fujitsu Ltd. (IT Services)(b)	72
400	Fukuoka Financial Group, Inc. (Banks)	8
10	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	16
100	GMO Payment Gateway, Inc. (IT Services)	13
600	Hakuhodo DY Holdings, Inc. (Media)	10
300	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	18
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	19
100	Hikari Tsushin, Inc. (Specialty Retail)	20
1,000	Hino Motors Ltd. (Machinery)	9
100	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	15
100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	7
300	Hitachi Construction Machinery Co. Ltd. (Machinery)	10
2,400	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	108
500	Hitachi Metals Ltd. (Metals & Mining)	8
4,000	Honda Motor Co. Ltd. (Automobiles)	120
100	Hoshizaki Corp. (Machinery)	9
900	HOYA Corp. (Health Care Equipment & Supplies)	106
800	Hulic Co. Ltd. (Real Estate Management & Development)	9
300	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	14
500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	13
2,500	Inpex Corp. (Oil, Gas & Consumable Fuels)	17
1,500	Isuzu Motors Ltd. (Automobiles)	16
100	ITO EN Ltd. (Beverages)	6
3,300	ITOCHU Corp. (Trading Companies & Distributors)	107
200	ITOCHU Techno-Solutions Corp. (IT Services)	6
300	Japan Airlines Co. Ltd. (Airlines)(a)(b)	7
100	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	5

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,300	Japan Exchange Group, Inc. (Capital Markets)	$30
4,000	Japan Post Holdings Co. Ltd. (Insurance)(b)	36
500	Japan Post Insurance Co. Ltd. (Insurance)(b)	10
3	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	18
18	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	18
1,400	JFE Holdings, Inc. (Metals & Mining)	17
500	JSR Corp. (Chemicals)	15
1,100	Kajima Corp. (Construction & Engineering)	16
300	Kakaku.com, Inc. (Interactive Media & Services)	8
500	Kansai Paint Co. Ltd. (Chemicals)	13
1,200	Kao Corp. (Personal Products)	79
4,000	KDDI Corp. (Wireless Telecommunication Services)	123
200	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	8
500	Keikyu Corp. (Road & Rail)	8
200	Keio Corp. (Road & Rail)	13
300	Keisei Electric Railway Co. Ltd. (Road & Rail)	10
500	Keyence Corp. (Electronic Equipment, Instruments & Components)	228
400	Kikkoman Corp. (Food Products)	24
400	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	15
2,100	Kirin Holdings Co. Ltd., Class - C (Beverages)	40
100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	9
400	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	11
2,100	Komatsu Ltd. (Machinery)	65
200	Konami Holdings Corp. (Entertainment)	12
100	Kose Corp. (Personal Products)	14
2,600	Kubota Corp. (Machinery)	59
900	Kuraray Co. Ltd. (Chemicals)	10
200	Kurita Water Industries Ltd. (Machinery)	9
800	Kyocera Corp. (Electronic Equipment, Instruments & Components)	51
700	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	21
800	Kyushu Electric Power Co., Inc. (Electric Utilities)	8
400	Kyushu Railway Co. (Road & Rail)	9
100	Lawson, Inc. (Food & Staples Retailing)	5
600	Lion Corp. (Household Products)	12
700	Lixil Corp. (Building Products)	19
1,100	M3, Inc. (Health Care Technology)	75
3,900	Marubeni Corp. (Trading Companies & Distributors)	32
500	Marui Group Co. Ltd. (Multiline Retail)	9
1,500	Mazda Motor Corp. (Automobiles)(a)	12
200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	9
500	Medipal Holdings Corp. (Health Care Providers & Services)	10
300	MEIJI Holdings Co. Ltd. (Food Products)	19
200	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	9
900	MINEBEA MITSUMI, Inc. (Machinery)	23
11,749	MISUMI Group, Inc. (Machinery)	342

Shares	Security Description	Value (000)

	Japan (continued)
3,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	$24
3,200	Mitsubishi Corp. (Trading Companies & Distributors)	90
4,400	Mitsubishi Electric Corp. (Electrical Equipment)	67
3,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	52
300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	7
800	Mitsubishi Heavy Industries Ltd. (Machinery)	25
29,700	Mitsubishi UFJ Financial Group, Inc. (Banks)	159
800	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	5
3,900	Mitsui & Co. Ltd. (Trading Companies & Distributors)	81
500	Mitsui Chemicals, Inc. (Chemicals)	16
2,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	52
200	Miura Co. Ltd. (Machinery)	11
5,840	Mizuho Financial Group, Inc. (Banks)	84
600	MonotaRO Co. Ltd. (Trading Companies & Distributors)	16
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	32
1,400	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	112
300	Nabtesco Corp. (Machinery)	14
500	Nagoya Railroad Co. Ltd. (Road & Rail)(a)	12
600	NEC Corp. (Technology Hardware, Storage & Peripherals)	35
600	NGK Insulators Ltd. (Machinery)	11
300	NGK Spark Plug Co. Ltd. (Auto Components)	5
200	NH Foods Ltd. (Food Products)	9
8,236	Nidec Corp. (Electrical Equipment)	1,000
800	Nihon M&A Center, Inc. (Professional Services)	22
300	Nintendo Co. Ltd. (Entertainment)	167
4	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	24
200	Nippon Express Co. Ltd. (Road & Rail)	15
2,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	29
5	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	16
100	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	7
2,000	Nippon Steel Corp. (Metals & Mining)(b)	34
3,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	80
300	Nippon Yusen Kabushiki Kaisha (Marine)	10
300	Nissan Chemical Corp. (Chemicals)	16
500	Nisshin Seifun Group, Inc. (Food Products)	8
200	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	15
200	Nitori Holdings Co. Ltd. (Specialty Retail)	39
400	Nitto Denko Corp. (Chemicals)	34
7,500	Nomura Holdings, Inc. (Capital Markets)	39

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
400	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	$10
11	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	17
800	Nomura Research Institute Ltd. (IT Services)	25
800	NSK Ltd. (Machinery)	8
1,600	NTT Data Corp. (IT Services)	25
1,500	Obayashi Corp. (Construction & Engineering)	14
700	Odakyu Electric Railway Co. Ltd. (Road & Rail)	19
2,400	Oji Paper Co. Ltd. (Paper & Forest Products)	16
500	OMRON Corp. (Electronic Equipment, Instruments & Components)	39
900	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	23
100	Oracle Corp. Japan (Software)	10
500	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	75
3,100	ORIX Corp. (Diversified Financial Services)	52
7	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	12
1,000	Osaka Gas Co. Ltd. (Gas Utilities)	19
300	OTSUKA Corp. (IT Services)	14
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	42
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	26
5,600	Panasonic Corp. (Household Durables)	72
500	Persol Holdings Co. Ltd. (Professional Services)	10
2,200	Rakuten, Inc. (Internet & Direct Marketing Retail)	26
3,300	Recruit Holdings Co. Ltd. (Professional Services)(b)	161
5,200	Resona Holdings, Inc. (Banks)	22
1,900	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	19
100	Rinnai Corp. (Household Durables)	11
200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	20
600	Ryohin Keikaku Co. Ltd. (Multiline Retail)	14
1,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	14
600	SBI Holdings, Inc. (Capital Markets)	16
100	SCSK Corp. (IT Services)	6
500	Secom Co. Ltd. (Commercial Services & Supplies)	42
400	Sega Sammy Holdings, Inc. (Leisure Products)	6
400	Seibu Holdings, Inc. (Industrial Conglomerates)(a)	4
600	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	10
1,000	Sekisui Chemical Co. Ltd. (Household Durables)	19
1,600	Sekisui House Ltd. (Household Durables)	34
1,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	77
800	SG Holdings Co. Ltd. (Air Freight & Logistics)	18

Shares	Security Description	Value (000)

	Japan (continued)
500	Sharp Corp. (Household Durables)(b)	$9
500	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	18
200	Shimano, Inc. (Leisure Products)	48
1,400	Shimizu Corp. (Construction & Engineering)	11
900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	151
400	Shinsei Bank Ltd. (Banks)(b)	6
700	Shionogi & Co. Ltd. (Pharmaceuticals)	38
1,000	Shiseido Co. Ltd. (Personal Products)	67
6,900	Softbank Corp. (Wireless Telecommunication Services)	90
3,900	SoftBank Group Corp. (Wireless Telecommunication Services)	330
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	9
800	Sompo Holdings, Inc. (Insurance)	31
3,100	Sony Corp. (Household Durables)	326
200	Square Enix Holdings Co. Ltd. (Entertainment)	11
300	Stanley Electric Co. Ltd. (Auto Components)	9
4,200	Sumitomo Chemical Co. Ltd. (Chemicals)	22
3,000	Sumitomo Corp. (Trading Companies & Distributors)	43
300	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	5
1,900	Sumitomo Electric Industries Ltd. (Auto Components)	28
600	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	26
3,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	116
800	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	28
700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	25
200	Sundrug Co. Ltd. (Food & Staples Retailing)	7
300	Suntory Beverage & Food Ltd. (Beverages)	11
200	Suzuken Co. Ltd. (Health Care Providers & Services)	8
400	Sysmex Corp. (Health Care Equipment & Supplies)	43
1,300	T&D Holdings, Inc. (Insurance)	17
300	Taiheiyo Cement Corp. (Construction Materials)	8
500	Taisei Corp. (Construction & Engineering)	19
100	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	6
3,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	140
300	TDK Corp. (Electronic Equipment, Instruments & Components)	42
500	Teijin Ltd. (Chemicals)	9
1,600	Terumo Corp. (Health Care Equipment & Supplies)	58
1,200	The Chiba Bank Ltd. (Banks)	8
600	The Chugoku Electric Power Company, Inc. (Electric Utilities)	7
1,800	The Kansai Electric Power Co., Inc. (Electric Utilities)	19
1,000	The Shizuoka Bank Ltd. (Banks)	8

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
300	THK Co. Ltd. (Machinery)	$10
500	TIS, Inc. (IT Services)	12
500	Tobu Railway Co. Ltd. (Road & Rail)	13
300	Toho Co. Ltd. (Entertainment)	12
200	Toho Gas Co. Ltd. (Gas Utilities)	12
1,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	9
1,600	Tokio Marine Holdings, Inc. (Insurance)	76
100	Tokyo Century Corp. (Diversified Financial Services)	7
400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	170
1,400	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	8
1,000	Tokyo Gas Co. Ltd. (Gas Utilities)	22
1,300	Tokyu Corp. (Road & Rail)	17
800	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	14
3,400	Toray Industries, Inc. (Chemicals)	22
1,000	Toshiba Corp. (Industrial Conglomerates)	34
600	Tosoh Corp. (Chemicals)	11
300	TOTO Ltd. (Building Products)	18
200	Toyo Suisan Kaisha Ltd. (Food Products)	8
200	Toyoda Gosei Co. Ltd. (Auto Components)	5
5,200	Toyota Motor Corp. (Automobiles)	406
500	Toyota Tsusho Corp. (Trading Companies & Distributors)	21
100	Tsuruha Holdings, Inc. (Food & Staples Retailing)	13
1,000	Unicharm Corp. (Household Products)	42
7	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	9
500	USS Co. Ltd. (Specialty Retail)	10
200	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	7
400	West Japan Railway Co. (Road & Rail)	22
300	Yakult Honsha Co. Ltd. (Food Products)	15
1,800	Yamada Denki Co. Ltd. (Specialty Retail)	10
300	Yamaha Corp. (Leisure Products)	16
800	Yamaha Motor Co. Ltd. (Automobiles)	20
800	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	22
300	Yamazaki Baking Co. Ltd. (Food Products)	5
600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	30
600	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	11
6,700	Z Holdings Corp. (Interactive Media & Services)	33
300	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	9
		10,504

	Jersey — 0.10%
24,155	Glencore PLC (Metals & Mining)(a)(b)	95
204	Novocure Ltd. (Health Care Equipment & Supplies)(a)	27
3,155	WPP PLC (Media)	40
		162

Shares	Security Description	Value (000)

	Liberia — 0.03%
579	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	$50

	Luxembourg — 0.06%
1,650	ArcelorMittal SA (Metals & Mining)(a)	47
330	Eurofins Scientific SE (Life Sciences Tools & Services)(a)	32
984	SES SA (Media)(b)	8
1,138	Tenaris SA (Energy Equipment & Services)	13
		100

	Netherlands — 1.69%
1,276	ABN AMRO Group N.V. (Banks)(a)(b)	16
249	Adyen N.V. (IT Services)(a)	556
4,294	AEGON N.V. (Insurance)	20
1,431	Airbus SE (Aerospace & Defense)(a)	162
461	Akzo Nobel N.V. (Chemicals)	52
108	Argenx SE (Biotechnology)(a)	30
110	Asm International N.V. (Semiconductors & Semiconductor Equipment)	32
1,049	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	637
2,515	CNH Industrial N.V. (Machinery)	39
274	EXOR N.V. (Diversified Financial Services)	23
292	Heineken Holding N.V., Class - A (Beverages)	26
659	Heineken N.V. (Beverages)	68
9,432	ING Groep N.V. (Banks)	115
175	JDE Peet's N.V. (Food Products)(a)	6
292	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	27
2,801	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	78
416	Koninklijke DSM N.V. (Chemicals)	70
9,043	Koninklijke KPN N.V. (Diversified Telecommunication Services)	31
2,212	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	126
181	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	9
680	LyondellBasell Industries N.V., Class - A (Chemicals)	71
755	NN Group N.V. (Insurance)	37
677	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	136
1,185	Prosus N.V. (Internet & Direct Marketing Retail)(b)	132
568	QIAGEN N.V. (Life Sciences Tools & Services)(a)	27
276	Randstad N.V. (Professional Services)	19
1,532	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	58
694	Wolters Kluwer N.V. (Professional Services)	60
		2,663

	New Zealand — 0.08%
1,836	a2 Milk Co. Ltd. (Food Products)(a)	11
2,680	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	15
1,455	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	33
1,764	Mercury NZ Ltd. (Electric Utilities)	8

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
2,860	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	$11
860	Ryman Healthcare Ltd. (Health Care Providers & Services)	9
5,100	Spark New Zealand Ltd. (Diversified Telecommunication Services)	16
296	Xero Ltd. (Software)(a)	28
		131

	Norway — 0.16%
428	Adevinta ASA (Interactive Media & Services)(a)	6
2,403	DNB ASA (Banks)	52
2,540	Equinor ASA (Oil, Gas & Consumable Fuels)	50
485	Gjensidige Forsikring ASA (Insurance)	11
1,094	Mowi ASA (Food Products)	27
2,954	Norsk Hydro ASA (Metals & Mining)	19
1,866	Orkla ASA (Food Products)	18
161	Schibsted ASA, Class - A (Media)(a)	7
194	Schibsted ASA, Class - B (Media)(a)	7
1,828	Telenor ASA (Diversified Telecommunication Services)	32
438	Yara International ASA (Chemicals)	23
		252

	Papua New Guinea — 0.01%
4,780	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	15

	Portugal — 0.04%
6,487	EDP - Energias de Portugal SA (Electric Utilities)	37
1,241	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	14
633	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	11
		62

	Singapore — 0.28%
8,441	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	19
11,320	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	18
6,700	CapitaLand Ltd. (Real Estate Management & Development)	19
1,000	City Developments Ltd. (Real Estate Management & Development)	6
4,334	DBS Group Holdings Ltd. (Banks)	92
15,700	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	11
4,100	Keppel Corp. Ltd. (Industrial Conglomerates)	16
5,600	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	9
5,800	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	8
7,984	Oversea-Chinese Banking Corp. Ltd. (Banks)	70
2,700	Singapore Airlines Ltd. (Airlines)(a)	11
2,000	Singapore Exchange Ltd. (Capital Markets)	15
4,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	14
20,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	38

Shares	Security Description	Value (000)

	Singapore (continued)
6,800	Suntec REIT (Equity Real Estate Investment Trusts)	$8
3,000	United Overseas Bank Ltd. (Banks)	58
1,000	United Overseas Land Group Ltd. (Real Estate Management & Development)	6
700	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	10
5,000	Wilmar International Ltd. (Food Products)	20
		448

	South Africa — 0.40%
2,615	Naspers Ltd. (Media)	626

	Spain — 1.28%
644	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	21
171	Aena SME SA (Transportation Infrastructure)(a)(b)	28
1,097	Amadeus IT Group SA (IT Services)(a)	78
16,116	Banco Bilbao Vizcaya Argentaria SA (Banks)	84
42,146	Banco Santander SA (Banks)(b)	143
9,071	CaixaBank SA (Banks)	28
801	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	46
585	Enagas SA (Oil, Gas & Consumable Fuels)(b)	13
802	Endesa SA (Electric Utilities)	21
1,267	Ferrovial SA (Construction & Engineering)	33
756	Grifols SA (Biotechnology)	20
14,909	Iberdrola SA (Electric Utilities)	192
34,878	Industria de Diseno Textil SA (Specialty Retail)	1,148
768	Naturgy Energy Group SA (Gas Utilities)	19
1,081	Red Electrica Corp. SA (Electric Utilities)	19
3,922	Repsol SA (Oil, Gas & Consumable Fuels)	49
597	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	23
12,010	Telefonica SA (Diversified Telecommunication Services)	54
		2,019

	Sweden — 0.84%
779	Alfa Laval AB (Machinery)(a)	24
2,548	Assa Abloy AB, B Shares (Building Products)	73
1,624	Atlas Copco AB, A Shares (Machinery)	100
989	Atlas Copco AB, B Shares (Machinery)	51
635	Boliden AB (Metals & Mining)	24
623	Electrolux AB, B Shares (Household Durables)	17
1,637	Epiroc AB, Class - A (Machinery)	37
1,066	Epiroc AB, Class - B (Machinery)	22
518	Equities AB (Capital Markets)	17
1,541	Essity AB, Class - B (Household Products)	49
394	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	58
217	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	11
2,036	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	46

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
711	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	$66
854	Husqvarna AB (Household Durables)	12
221	ICA Gruppen AB (Food & Staples Retailing)	11
228	Industrivarden AB, A Shares (Diversified Financial Services)(b)	8
451	Industrivarden AB, C Shares (Diversified Financial Services)	16
321	Investment AB Latour, Class - B (Industrial Conglomerates)	8
1,101	Investor AB, B Shares (Diversified Financial Services)	88
569	Kinnevik AB, Class - B (Diversified Financial Services)	28
169	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	9
560	Lundin Energy AB (Oil, Gas & Consumable Fuels)	18
677	Nibe Industrier AB, B Shares (Building Products)	21
2,868	Sandvik AB (Machinery)(a)	78
856	Securitas AB, B Shares (Commercial Services & Supplies)	15
4,127	Skandinaviska Enskilda Banken AB, Class - A (Banks)	50
802	Skanska AB, B Shares (Construction & Engineering)	20
888	SKF AB, B Shares (Machinery)	25
1,316	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	23
3,948	Svenska Handelsbanken AB, A Shares (Banks)	43
2,295	Swedbank AB, A Shares (Banks)	40
1,242	Tele2 AB, B Shares (Wireless Telecommunication Services)	17
7,063	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	93
5,733	Telia Co. AB (Diversified Telecommunication Services)(b)	25
3,442	Volvo AB, B Shares (Machinery)	87
		1,330

	Switzerland — 3.41%
4,476	ABB Ltd., Registered Shares (Electrical Equipment)	135
371	Adecco Group AG (Professional Services)	25
1,226	Alcon, Inc. (Health Care Equipment & Supplies)(a)	86
117	Baloise Holding AG, Registered Shares (Insurance)	20
70	Banque Cantonale Vaudoise, Registered Shares (Banks)(a)	7
8	Barry Callebaut AG, Registered Shares (Food Products)	18
3	Chocoladefabriken Lindt & Spruengli AG (Food Products)	26
1,099	Chubb Ltd. (Insurance)	174
541	Clariant AG, Registered Shares (Chemicals)	11
520	Coca-Cola HBC AG (Beverages)	17
1,267	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	122

Shares	Security Description	Value (000)

	Switzerland (continued)
5,911	Credit Suisse Group AG, Registered Shares (Capital Markets)	$62
361	Garmin Ltd. (Household Durables)	48
94	Geberit AG, Registered Shares (Building Products)	60
23	Givaudan SA, Registered Shares (Chemicals)	89
559	Julius Baer Group Ltd. (Capital Markets)	36
137	Kuehne & Nagel International AG, Registered Shares (Marine)	39
1,325	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	78
392	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	41
181	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	101
7,102	Nestle SA, Registered Shares (Food Products)	791
5,430	Novartis AG, Registered Shares (Pharmaceuticals)	464
48	Partners Group Holding AG (Capital Markets)	61
6,045	Roche Holding AG (Pharmaceuticals)	1,952
75	Roche Holding AG (Pharmaceuticals)	26
102	Schindler Holding AG (Machinery)	30
50	Schindler Holding AG, Registered Shares (Machinery)	14
15	SGS SA, Registered Shares (Professional Services)(b)	43
356	Sika AG, Registered Shares (Chemicals)(b)	102
139	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	37
26	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	32
77	Swiss Life Holding AG (Insurance)	38
190	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	18
687	Swiss Re AG (Insurance)	68
66	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	35
800	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	103
164	Temenos AG, Registered Shares (Software)	24
108	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	6
67	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	19
8,905	UBS Group AG (Capital Markets)	138
113	Vifor Pharma AG (Pharmaceuticals)	15
366	Zurich Financial Services AG (Insurance)	156
		5,367

	Taiwan — 0.59%
7,848	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	928

	United Arab Emirates — 0.00%
339	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom — 4.88%
2,438	3i Group PLC (Capital Markets)	$39
496	Admiral Group PLC (Insurance)	21
3,739	Amcor PLC (Containers & Packaging)	44
3,061	Anglo American PLC (Metals & Mining)	120
961	Antofagasta PLC (Metals & Mining)	22
563	Aon PLC, Class - A (Insurance)	130
651	Aptiv PLC (Auto Components)(a)	90
1,142	Ashtead Group PLC (Trading Companies & Distributors)	68
902	Associated British Foods PLC (Food Products)(a)	30
3,205	AstraZeneca PLC (Pharmaceuticals)(b)	320
2,623	Auto Trader Group PLC (Interactive Media & Services)(a)(b)	20
258	Aveva Group PLC (Software)	12
9,943	Aviva PLC (Insurance)	56
8,149	BAE Systems PLC (Aerospace & Defense)	57
43,922	Barclays PLC (Banks)	113
2,421	Barratt Developments PLC (Household Durables)(a)	25
341	Berkeley Group Holdings PLC (Household Durables)	21
49,322	BP PLC (Oil, Gas & Consumable Fuels)	200
2,489	British Land Co. PLC (Equity Real Estate Investment Trusts)	17
21,316	BT Group PLC (Diversified Telecommunication Services)(a)	45
886	Bunzl PLC (Trading Companies & Distributors)	28
1,017	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)(b)	27
530	Coca-Cola European Partners PLC (Beverages)	28
4,480	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	90
8,789	Croda International PLC (Chemicals)(b)	769
5,700	Diageo PLC (Beverages)	235
3,851	Direct Line Insurance Group PLC (Insurance)	17
1,304	Evraz PLC (Metals & Mining)	10
575	Ferguson PLC (Trading Companies & Distributors)	69
394	Fresnillo PLC (Metals & Mining)	5
12,229	GlaxoSmithKline PLC (Pharmaceuticals)	217
950	Halma PLC (Electronic Equipment, Instruments & Components)	31
823	Hargreaves Lansdown PLC (Capital Markets)	17
496	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	16
49,702	HSBC Holdings PLC (Banks)	290
3,731	Informa PLC (Media)(a)	29
11,163	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	766
405	Intertek Group PLC (Professional Services)	31
4,827	J Sainsbury PLC (Food & Staples Retailing)	16
1,250	JD Sports Fashion PLC (Specialty Retail)(a)	14
547	Johnson Matthey PLC (Chemicals)	23
5,891	Kingfisher PLC (Specialty Retail)(a)	26
1,659	Land Securities Group PLC (Equity Real Estate Investment Trusts)	16
15,153	Legal & General Group PLC (Insurance)	58

Shares	Security Description	Value (000)

	United Kingdom (continued)
439	Liberty Global PLC, Class - A (Media)(a)	$11
922	Liberty Global PLC, Class - C (Media)(a)	24
1,283	Linde PLC (Chemicals)	359
174,705	Lloyds Banking Group PLC (Banks)(a)	102
766	London Stock Exchange Group PLC (Capital Markets)(b)	73
6,041	M&G PLC (Diversified Financial Services)	17
11,643	Melrose Industries PLC (Electrical Equipment)	27
1,214	Mondi PLC (Paper & Forest Products)	31
8,525	National Grid PLC (Multi-Utilities)	102
12,230	Natwest Group PLC (Banks)(b)	33
350	Next PLC (Multiline Retail)(a)	38
1,147	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	32
1,722	Pearson PLC (Media)	18
795	Persimmon PLC (Household Durables)	32
1,175	Phoenix Group Holdings PLC (Insurance)	12
6,322	Prudential PLC (Insurance)	134
1,729	RecKitt Benckiser Group PLC (Household Products)	155
4,686	RELX PLC (Professional Services)	117
4,625	Rentokil Initial PLC (Commercial Services & Supplies)	31
2,735	Rio Tinto PLC (Metals & Mining)	209
20,995	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	30
9,988	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	195
9,016	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	166
2,405	RSA Insurance Group PLC (Insurance)	23
325	Schroders PLC (Capital Markets)	16
2,779	Segro PLC (Equity Real Estate Investment Trusts)	36
377	Sensata Technologies Holding PLC (Electrical Equipment)(a)	22
626	Severn Trent PLC (Water Utilities)	20
2,223	Smith & Nephew PLC (Health Care Equipment & Supplies)	42
939	Smiths Group PLC (Industrial Conglomerates)	20
184	Spirax-Sarco Engineering PLC (Machinery)	29
2,629	SSE PLC (Electric Utilities)	53
24,039	St. James Place PLC (Capital Markets)	422
6,902	Standard Chartered PLC (Banks)	48
5,849	Standard Life Aberdeen PLC (Diversified Financial Services)	23
7,703	Taylor Wimpey PLC (Household Durables)(b)	19
19,677	Tesco PLC (Food & Staples Retailing)	62
2,722	The Sage Group PLC (Software)	23
6,423	Unilever PLC (Personal Products)	359
1,702	United Utilities Group PLC (Water Utilities)	22
65,095	Vodafone Group PLC (Wireless Telecommunication Services)	118
468	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	22
6,672	William Morrison Supermarkets PLC (Food & Staples Retailing)	17
328	Willis Towers Watson PLC (Insurance)	75
		7,697

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States — 61.62%
149	10X Genomics, Inc., Class - A (Life Sciences Tools & Services)(a)	$27
1,405	3M Co. (Industrial Conglomerates)	271
352	A.O. Smith Corp. (Building Products)	24
4,383	Abbott Laboratories (Health Care Equipment & Supplies)	525
4,360	AbbVie, Inc. (Biotechnology)	472
119	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	38
1,555	Accenture PLC, Class - A (IT Services)	430
1,880	Activision Blizzard, Inc. (Entertainment)	175
1,185	Adobe, Inc. (Software)(a)	563
182	Advance Auto Parts, Inc. (Specialty Retail)	33
2,949	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	231
1,633	Aflac, Inc. (Insurance)	84
747	Agilent Technologies, Inc. (Life Sciences Tools & Services)	95
536	Air Products & Chemicals, Inc. (Chemicals)	151
412	Akamai Technologies, Inc. (IT Services)(a)	42
281	Albemarle Corp. (Chemicals)	41
330	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	54
529	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	81
181	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	98
624	Alliant Energy Corp. (Electric Utilities)	34
918	Ally Financial, Inc. (Consumer Finance)	42
277	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	39
1,489	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	3,071
730	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	1,510
1,406	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	4,349
20	AMERCO (Road & Rail)	12
628	Ameren Corp. (Multi-Utilities)	51
1,201	American Electric Power Co., Inc. (Electric Utilities)	102
1,668	American Express Co. (Consumer Finance)	236
184	American Financial Group, Inc. (Insurance)	21
2,083	American International Group, Inc. (Insurance)	96
1,082	American Tower Corp. (Equity Real Estate Investment Trusts)	259
461	American Water Works Co., Inc. (Water Utilities)	69
286	Ameriprise Financial, Inc. (Capital Markets)	66
394	AmerisourceBergen Corp. (Health Care Providers & Services)	47
1,431	Amgen, Inc. (Biotechnology)	356
1,444	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	95
897	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	139
3,608	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	31
215	ANSYS, Inc. (Software)(a)	73

Shares	Security Description	Value (000)

	United States (continued)
613	Anthem, Inc. (Health Care Providers & Services)	$220
41,885	Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,115
2,227	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	298
597	Aramark (Hotels, Restaurants & Leisure)	23
1,420	Archer-Daniels-Midland Co. (Food Products)	81
145	Arista Networks, Inc. (Communications Equipment)(a)	44
209	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	23
476	Arthur J. Gallagher & Co. (Insurance)	59
147	Assurant, Inc. (Insurance)	21
17,592	AT&T, Inc. (Diversified Telecommunication Services)	533
304	Atmos Energy Corp. (Gas Utilities)	30
533	Autodesk, Inc. (Software)(a)	148
194	Autoliv, Inc. (Auto Components)(a)	18
1,047	Automatic Data Processing, Inc. (IT Services)	197
356	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	66
1,324	Avantor, Inc. (Life Sciences Tools & Services)(a)	38
211	Avery Dennison Corp. (Containers & Packaging)	39
493	Axalta Coating Systems Ltd. (Chemicals)(a)	15
1,637	Baker Hughes, Inc. (Energy Equipment & Services)	35
826	Ball Corp. (Containers & Packaging)	70
19,208	Bank of America Corp. (Banks)	743
700	Bausch Health Cos., Inc. (Pharmaceuticals)(a)	22
1,225	Baxter International, Inc. (Health Care Equipment & Supplies)	103
706	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	172
3,372	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	861
559	Best Buy Co., Inc. (Specialty Retail)	64
383	Biogen, Inc. (Biotechnology)(a)	107
458	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	35
378	Black Knight, Inc. (IT Services)(a)	28
372	BlackRock, Inc., Class - A (Capital Markets)	280
5,772	Bluebird Bio, Inc. (Biotechnology)(a)	174
101	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	235
354	Booz Allen Hamilton Holding Corp. (IT Services)	29
595	BorgWarner, Inc. (Auto Components)	28
394	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	40
3,476	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	134
5,585	Bristol-Myers Squibb Co. (Pharmaceuticals)	353
292	Broadridge Financial Solutions, Inc. (IT Services)	45

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
300	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	$14
611	Brown & Brown, Inc. (Insurance)	28
787	Brown-Forman Corp., Class - B (Beverages)	54
169	Burlington Stores, Inc. (Specialty Retail)(a)	50
341	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	33
12	Cable One, Inc. (Media)	22
674	Cadence Design Systems, Inc. (Software)(a)	92
244	Camden Property Trust (Equity Real Estate Investment Trusts)	27
423	Campbell Soup Co. (Food Products)	21
746	Cardinal Health, Inc. (Health Care Providers & Services)	45
415	CarMax, Inc. (Specialty Retail)(a)	55
1,986	Carrier Global Corp. (Building Products)	84
402	Catalent, Inc. (Pharmaceuticals)(a)	42
1,350	Caterpillar, Inc. (Machinery)	313
283	CBOE Global Markets, Inc. (Capital Markets)	28
811	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	64
338	CDW Corp. (Electronic Equipment, Instruments & Components)	56
305	Celanese Corp., Series A (Chemicals)	46
1,400	Centene Corp. (Health Care Providers & Services)(a)	89
1,266	CenterPoint Energy, Inc. (Multi-Utilities)	29
325	Ceridian HCM Holding, Inc. (Software)(a)	27
726	Cerner Corp. (Health Care Technology)	52
578	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	42
4,753	Chevron Corp. (Oil, Gas & Consumable Fuels)	498
67	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	95
626	Church & Dwight Co., Inc. (Household Products)	55
894	Cigna Corp. (Health Care Providers & Services)	216
361	Cincinnati Financial Corp. (Insurance)	37
224	Cintas Corp. (Commercial Services & Supplies)	76
10,431	Cisco Systems, Inc. (Communications Equipment)	539
5,145	Citigroup, Inc. (Banks)	374
1,097	Citizens Financial Group, Inc. (Banks)	48
300	Citrix Systems, Inc. (Software)	42
464	Cloudflare, Inc., Class - A (Software)(a)	33
873	CME Group, Inc. (Capital Markets)	178
724	CMS Energy Corp. (Multi-Utilities)	44
430	Cognex Corp. (Electronic Equipment, Instruments & Components)	36
1,313	Cognizant Technology Solutions Corp. (IT Services)	103
1,982	Colgate-Palmolive Co. (Household Products)	156
11,284	Comcast Corp., Class - A (Media)	611
1,241	Conagra Brands, Inc. (Food Products)	47
3,306	ConocoPhillips (Oil, Gas & Consumable Fuels)	175

Shares	Security Description	Value (000)

	United States (continued)
848	Consolidated Edison, Inc. (Multi-Utilities)	$63
407	Constellation Brands, Inc., Class - A (Beverages)	93
534	Copart, Inc. (Commercial Services & Supplies)(a)	58
1,832	Corning, Inc. (Electronic Equipment, Instruments & Components)	80
1,807	Corteva, Inc. (Chemicals)	84
1,079	Costco Wholesale Corp. (Food & Staples Retailing)	380
178	Coupa Software, Inc. (Software)(a)	45
1,071	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	184
342	Crown Holdings, Inc. (Containers & Packaging)	33
1,861	CSX Corp. (Road & Rail)	179
371	Cummins, Inc. (Machinery)	96
3,191	CVS Health Corp. (Health Care Providers & Services)	240
832	D.R. Horton, Inc. (Household Durables)	74
6,065	Danaher Corp. (Health Care Equipment & Supplies)	1,365
338	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	48
431	Datadog, Inc., Class - A (Software)(a)	36
185	DaVita, Inc. (Health Care Providers & Services)(a)	20
726	Deere & Co. (Machinery)	272
586	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	52
418	Delta Air Lines, Inc. (Airlines)(a)	20
561	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	36
1,415	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	31
236	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	85
671	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	95
738	Discover Financial Services (Consumer Finance)	70
360	Discovery, Inc. (Media)(a)	16
768	Discovery, Inc., Class - C (Media)(a)	28
422	DocuSign, Inc. (Software)(a)	85
565	Dollar Tree, Inc. (Multiline Retail)(a)	65
2,043	Dominion Energy, Inc. (Multi-Utilities)	155
99	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	36
371	Dover Corp. (Machinery)	51
1,796	Dow, Inc. (Chemicals)	115
411	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	25
766	Dropbox, Inc., Class - A (Software)(a)	20
490	DTE Energy Co. (Multi-Utilities)	65
1,790	Duke Energy Corp. (Electric Utilities)	173
938	Duke Realty Corp. (Equity Real Estate Investment Trusts)	39
1,299	DuPont de Nemours, Inc. (Chemicals)	100
426	Dynatrace, Inc. (Software)(a)	21
358	Eastman Chemical Co. (Chemicals)	39
1,696	eBay, Inc. (Internet & Direct Marketing Retail)	104
6,238	Ecolab, Inc. (Chemicals)	1,336
915	Edison International (Electric Utilities)	54

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,510	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	$126
1,000	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	29
699	Electronic Arts, Inc. (Entertainment)	95
2,104	Eli Lilly & Co. (Pharmaceuticals)	393
1,451	Emerson Electric Co. (Electrical Equipment)	131
284	Enphase Energy, Inc. (Electrical Equipment)(a)	46
508	Entergy Corp. (Electric Utilities)	51
1,406	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	102
139	EPAM Systems, Inc. (IT Services)(a)	55
309	Equifax, Inc. (Professional Services)	56
215	Equinix, Inc. (Equity Real Estate Investment Trusts)	146
1,051	Equitable Holdings, Inc. (Diversified Financial Services)	34
947	Equity Residential (Equity Real Estate Investment Trusts)	68
63	Erie Indemnity Co., Class - A (Insurance)	14
545	Essential Utilities, Inc. (Water Utilities)	24
169	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	46
309	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	62
581	Evergy, Inc. (Electric Utilities)	35
826	Eversource Energy (Electric Utilities)	72
376	Exact Sciences Corp. (Biotechnology)(a)	50
2,361	Exelon Corp. (Electric Utilities)	103
434	Expeditors International of Washington, Inc. (Air Freight & Logistics)	47
10,435	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	583
153	F5 Networks, Inc. (Communications Equipment)(a)	32
96	FactSet Research Systems, Inc. (Capital Markets)	30
75	Fair Isaac Corp. (Software)(a)	36
1,463	Fastenal Co. (Trading Companies & Distributors)	74
605	FedEx Corp. (Air Freight & Logistics)	172
1,510	Fidelity National Information Services, Inc. (IT Services)	212
8,486	First Republic Bank (Banks)	1,416
1,378	FirstEnergy Corp. (Electric Utilities)	48
1,384	Fiserv, Inc. (IT Services)(a)	165
331	FMC Corp. (Chemicals)	37
325	Fortinet, Inc. (Software)(a)	60
16,829	Fortive Corp. (Machinery)	1,188
336	Fortune Brands Home & Security, Inc. (Building Products)	32
748	Franklin Resources, Inc. (Capital Markets)	22
3,522	Freeport-McMoRan, Inc. (Metals & Mining)(a)	116
226	Gartner, Inc. (IT Services)(a)	41
153	Generac Holdings, Inc. (Electrical Equipment)(a)	50
590	General Dynamics Corp. (Aerospace & Defense)	107
21,351	General Electric Co. (Industrial Conglomerates)	280
1,542	General Mills, Inc. (Food Products)	95

Shares	Security Description	Value (000)

	United States (continued)
367	Genuine Parts Co. (Distributors)	$42
3,055	Gilead Sciences, Inc. (Biotechnology)	197
728	Global Payments, Inc. (IT Services)	147
259	Globe Life, Inc. (Insurance)	25
436	GoDaddy, Inc., Class - A (IT Services)(a)	34
208	Guidewire Software, Inc. (Software)(a)	21
2,310	Halliburton Co. (Energy Equipment & Services)	50
328	Hasbro, Inc. (Leisure Products)	32
656	HCA Healthcare, Inc. (Health Care Providers & Services)	124
1,263	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	40
100	HEICO Corp. (Aerospace & Defense)	13
183	HEICO Corp., Class - A (Aerospace & Defense)	21
370	Henry Schein, Inc. (Health Care Providers & Services)(a)	26
700	Hess Corp. (Oil, Gas & Consumable Fuels)	50
3,301	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	52
684	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	83
613	Hologic, Inc. (Health Care Equipment & Supplies)(a)	46
1,714	Honeywell International, Inc. (Industrial Conglomerates)	372
749	Hormel Foods Corp. (Food Products)	36
1,807	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)(a)	30
979	Howmet Aerospace, Inc. (Aerospace & Defense)(a)	31
3,458	HP, Inc. (Technology Hardware, Storage & Peripherals)	110
106	HubSpot, Inc. (Software)(a)	48
321	Humana, Inc. (Health Care Providers & Services)	135
2,604	Huntington Bancshares, Inc. (Banks)	41
103	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	21
194	IDEX Corp. (Machinery)	41
207	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	101
769	Illinois Tool Works, Inc. (Machinery)	170
355	Illumina, Inc. (Life Sciences Tools & Services)(a)	136
3,678	Incyte Corp. (Biotechnology)(a)	299
891	Ingersoll-Rand, Inc. (Machinery)(a)	44
158	Insulet Corp. (Health Care Equipment & Supplies)(a)	41
10,096	Intel Corp. (Semiconductors & Semiconductor Equipment)	646
1,375	Intercontinental Exchange, Inc. (Capital Markets)	154
2,173	International Business Machines Corp. (IT Services)	290
549	International Flavors & Fragrances, Inc. (Chemicals)	77
950	International Paper Co. (Containers & Packaging)	51
645	Intuit, Inc. (Software)	247
292	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	216

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
345	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	$16
482	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	93
722	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	27
196	Jack Henry & Associates, Inc. (IT Services)	30
339	Jacobs Engineering Group, Inc. (Construction & Engineering)	44
136	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	22
214	JB Hunt Transport Services, Inc. (Road & Rail)	36
6,492	Johnson & Johnson (Pharmaceuticals)	1,067
1,800	Johnson Controls International PLC (Building Products)	107
14,016	JPMorgan Chase & Co. (Banks)	2,133
879	Juniper Networks, Inc. (Communications Equipment)	22
225	Kansas City Southern (Road & Rail)	59
653	Kellogg Co. (Food Products)	41
1,356	Keurig Dr Pepper, Inc. (Beverages)	47
2,513	KeyCorp (Banks)	50
447	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	64
827	Kimberly-Clark Corp. (Household Products)	115
5,200	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	87
1,264	KKR & Co., Inc., Class - A (Capital Markets)	62
377	KLA Corp. (Semiconductors & Semiconductor Equipment)	125
358	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	17
523	L3Harris Technologies, Inc. (Aerospace & Defense)	106
248	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	63
355	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	211
369	Lamb Weston Holding, Inc. (Food Products)	29
882	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	54
147	Lear Corp. (Auto Components)	27
343	Leidos Holdings, Inc. (IT Services)	33
653	Lennar Corp., Class - A (Household Durables)	66
87	Lennox International, Inc. (Building Products)	27
54	Liberty Broadband Corp., Class - A (Media)(a)	8
382	Liberty Broadband Corp., Class - C (Media)(a)	57
476	Lincoln National Corp. (Insurance)	30
382	Live Nation Entertainment, Inc. (Entertainment)(a)	32
744	LKQ Corp. (Distributors)(a)	31
613	Lockheed Martin Corp. (Aerospace & Defense)	227
614	Loews Corp. (Insurance)	31

Shares	Security Description	Value (000)

	United States (continued)
1,804	Lowe's Companies, Inc. (Specialty Retail)	$343
2,503	Lumen Technologies, Inc. (Diversified Telecommunication Services)	33
320	M&T Bank Corp. (Banks)	49
1,656	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	89
36	Markel Corp. (Insurance)(a)	41
1,187	MarketAxess Holdings, Inc. (Capital Markets)	591
667	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	99
1,231	Marsh & McLennan Companies, Inc. (Insurance)	150
159	Martin Marietta Materials, Inc. (Construction Materials)	53
619	Masco Corp. (Building Products)	37
2,186	MasterCard, Inc., Class - A (IT Services)	778
634	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	58
630	McCormick & Company, Inc. (Food Products)	56
1,840	McDonald's Corp. (Hotels, Restaurants & Leisure)	412
412	McKesson Corp. (Health Care Providers & Services)	80
336	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	494
6,247	Merck & Co., Inc. (Pharmaceuticals)	482
1,868	MetLife, Inc. (Insurance)	114
58	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	67
1,181	MGM Resorts International (Hotels, Restaurants & Leisure)	45
638	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	99
2,708	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	239
24,630	Microsoft Corp. (Software)	5,806
291	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	42
144	Mohawk Industries, Inc. (Household Durables)(a)	28
139	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	32
479	Molson Coors Beverage Co., Class - B (Beverages)(a)	25
3,479	Mondelez International, Inc., Class - A (Food Products)	204
124	MongoDB, Inc. (IT Services)(a)	33
410	Moody's Corp. (Capital Markets)	122
3,498	Morgan Stanley (Capital Markets)	272
409	Motorola Solutions, Inc. (Communications Equipment)	77
293	Nasdaq, Inc. (Capital Markets)	43
576	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	42
1,092	Netflix, Inc. (Entertainment)(a)	570
207	Neurocrine Biosciences, Inc. (Biotechnology)(a)	20
966	Newell Brands, Inc. (Household Durables)	26
1,948	Newmont Corp. (Metals & Mining)	117
4,786	NextEra Energy, Inc. (Electric Utilities)	362

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,079	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	$409
943	NiSource, Inc. (Multi-Utilities)	23
149	Nordson Corp. (Machinery)	30
620	Norfolk Southern Corp. (Road & Rail)	166
513	Northern Trust Corp. (Capital Markets)	54
384	Northrop Grumman Corp. (Aerospace & Defense)	124
1,470	Nortonlifelock, Inc. (Software)	31
773	Nucor Corp. (Metals & Mining)	62
2,649	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,415
9	NVR, Inc. (Household Durables)(a)	42
2,279	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	61
485	OGE Energy Corp. (Electric Utilities)	16
287	Okta, Inc. (IT Services)(a)	63
221	Old Dominion Freight Line, Inc. (Road & Rail)	53
580	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	21
555	Omnicom Group, Inc. (Media)	41
984	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	41
1,042	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	53
4,812	Oracle Corp. (Software)	338
1,054	Otis Worldwide Corp. (Machinery)	72
250	Owens Corning (Building Products)	23
836	PACCAR, Inc. (Machinery)	78
243	Packaging Corporation of America (Containers & Packaging)	33
311	Parker Hannifin Corp. (Machinery)	98
822	Paychex, Inc. (IT Services)	81
127	PAYCOM Software, Inc. (Software)(a)	47
2,729	PayPal Holdings, Inc. (IT Services)(a)	663
3,385	PepsiCo, Inc. (Beverages)	479
280	PerkinElmer, Inc. (Life Sciences Tools & Services)	36
3,595	PG&E Corp. (Electric Utilities)(a)	42
1,054	Phillips 66 (Oil, Gas & Consumable Fuels)	86
284	Pinnacle West Capital Corp. (Electric Utilities)	23
1,300	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	96
518	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	82
1,092	Plug Power, Inc. (Electrical Equipment)(a)	39
1,033	PNC Financial Services Group, Inc. (Banks)	181
98	Pool Corp. (Distributors)	34
285	PPD, Inc. (Life Sciences Tools & Services)(a)	11
569	PPG Industries, Inc. (Chemicals)	85
1,944	PPL Corp. (Electric Utilities)	56
700	Principal Financial Group, Inc. (Insurance)	42
1,800	Prologis, Inc. (Equity Real Estate Investment Trusts)	191
953	Prudential Financial, Inc. (Insurance)	87
276	PTC, Inc. (Software)(a)	38
1,290	Public Service Enterprise Group, Inc. (Multi-Utilities)	78
647	PulteGroup, Inc. (Household Durables)	34

Shares	Security Description	Value (000)

	United States (continued)
293	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	$54
344	Quest Diagnostics, Inc. (Health Care Providers & Services)	44
314	Raymond James Financial, Inc. (Capital Markets)	38
3,728	Raytheon Technologies Corp. (Aerospace & Defense)	288
831	Realty Income Corp. (Equity Real Estate Investment Trusts)	53
421	Regency Centers Corp. (Equity Real Estate Investment Trusts)	24
258	Regeneron Pharmaceuticals, Inc. (Biotechnology)(a)	122
2,436	Regions Financial Corp. (Banks)	50
150	Reinsurance Group of America (Insurance)	19
520	Republic Services, Inc. (Commercial Services & Supplies)	52
367	ResMed, Inc. (Health Care Equipment & Supplies)	71
179	RingCentral, Inc., Class - A (Software)(a)	53
298	Robert Half International, Inc. (Professional Services)	23
295	Rockwell Automation, Inc. (Electrical Equipment)	78
276	Roku, Inc. (Household Durables)(a)	90
474	Rollins, Inc. (Commercial Services & Supplies)	16
254	Roper Technologies, Inc. (Industrial Conglomerates)	102
862	Ross Stores, Inc. (Specialty Retail)	103
408	Royalty Pharma PLC, Class - A (Pharmaceuticals)	18
327	RPM International, Inc. (Chemicals)	30
587	S&P Global, Inc. (Capital Markets)	207
2,247	Salesforce.com, Inc. (Software)(a)	476
187	Sarepta Therapeutics, Inc. (Biotechnology)(a)	14
270	SBA Communications Corp. (Equity Real Estate Investment Trusts)	75
3,354	Schlumberger Ltd. (Energy Equipment & Services)	91
603	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	46
293	Seagen, Inc. (Biotechnology)(a)	41
436	Sealed Air Corp. (Containers & Packaging)	20
699	Sempra Energy (Multi-Utilities)	93
478	ServiceNow, Inc. (Software)(a)	239
783	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	89
2,933	Sirius XM Holdings, Inc. (Media)	18
402	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	74
1,120	Slack Technologies, Inc., Class - A (Software)(a)	46
2,271	Snap, Inc., Class - A (Interactive Media & Services)(a)	119
132	Snap-on, Inc. (Machinery)	30
61	Snowflake, Inc., Class - A (IT Services)(a)	14
410	Southwest Airlines Co. (Airlines)(a)	25
394	Splunk, Inc. (Software)(a)	53
940	Square, Inc., Class - A (IT Services)(a)	213
388	Stanley Black & Decker, Inc. (Machinery)	77

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,914	Starbucks Corp. (Hotels, Restaurants & Leisure)	$318
840	State Street Corp. (Capital Markets)	71
554	Steel Dynamics, Inc. (Metals & Mining)	28
272	Sunrun, Inc. (Electrical Equipment)(a)	16
2,681	SVB Financial Group (Banks)(a)	1,323
1,239	Synchrony Financial (Consumer Finance)	50
383	Synopsys, Inc. (Software)(a)	95
1,168	Sysco Corp. (Food & Staples Retailing)	92
548	T. Rowe Price Group, Inc. (Capital Markets)	94
289	Take-Two Interactive Software, Inc. (Entertainment)(a)	51
1,221	Target Corp. (Multiline Retail)	242
284	Teladoc Health, Inc. (Health Care Technology)(a)	52
93	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	38
118	Teleflex, Inc. (Health Care Equipment & Supplies)	49
423	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	51
1,870	Tesla, Inc. (Automobiles)(a)	1,249
2,274	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	430
551	Textron, Inc. (Aerospace & Defense)	31
1,676	The AES Corp. (Independent Power and Renewable Electricity Producers)	45
755	The Allstate Corp. (Insurance)	87
1,925	The Bank of New York Mellon Corp. (Capital Markets)	91
12,507	The Blackstone Group, Inc., Class - A (Capital Markets)	932
1,326	The Boeing Co. (Aerospace & Defense)(a)	338
303	The Carlyle Group, Inc. (Capital Markets)	11
3,726	The Charles Schwab Corp. (Capital Markets)	243
320	The Clorox Co. (Household Products)	62
10,078	The Coca-Cola Co. (Beverages)	531
126	The Cooper Companies, Inc. (Health Care Equipment & Supplies)	48
4,199	The Estee Lauder Companies, Inc. (Personal Products)	1,221
797	The Goldman Sachs Group, Inc. (Capital Markets)	261
919	The Hartford Financial Services Group, Inc. (Insurance)	61
378	The Hershey Co. (Food Products)	60
2,656	The Home Depot, Inc. (Specialty Retail)	811
935	The Interpublic Group of Companies, Inc. (Media)	27
291	The J.M. Smucker Co. (Food Products)	37
1,713	The Kraft Heinz Co. (Food Products)	69
1,852	The Kroger Co. (Food & Staples Retailing)	67
839	The Mosaic Co. (Chemicals)	27
6,094	The Procter & Gamble Co. (Household Products)	825
1,421	The Progressive Corp. (Insurance)	136
199	The Sherwin-Williams Co. (Chemicals)	147
2,569	The Southern Co. (Electric Utilities)	160
19,564	The TJX Companies, Inc. (Specialty Retail)	1,294
613	The Travelers Cos., Inc. (Insurance)	92
4,444	The Walt Disney Co. (Entertainment)(a)	820
1,057	The Western Union Co. (IT Services)	26

Shares	Security Description	Value (000)

	United States (continued)
2,892	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	$69
979	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	447
7,130	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	894
299	Tractor Supply Co. (Specialty Retail)	53
579	Trane Technologies PLC (Building Products)	96
129	TransDigm Group, Inc. (Aerospace & Defense)(a)	76
480	TransUnion (Professional Services)	43
628	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	49
3,281	Truist Financial Corp. (Banks)	191
1,211	Twilio, Inc., Class - A (IT Services)(a)	412
1,981	Twitter, Inc. (Interactive Media & Services)(a)	126
99	Tyler Technologies, Inc. (Software)(a)	42
753	Tyson Foods, Inc., Class - A (Food Products)	56
3,297	U.S. Bancorp (Banks)	182
2,342	Uber Technologies, Inc. (Road & Rail)(a)	128
748	UDR, Inc. (Equity Real Estate Investment Trusts)	33
502	UGI Corp. (Gas Utilities)	21
127	Ulta Beauty, Inc. (Specialty Retail)(a)	39
1,658	Union Pacific Corp. (Road & Rail)	365
1,754	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	298
172	United Rentals, Inc. (Trading Companies & Distributors)(a)	57
5,639	UnitedHealth Group, Inc. (Health Care Providers & Services)	2,098
797	V.F. Corp. (Textiles, Apparel & Luxury Goods)	64
98	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)(a)	29
970	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	69
230	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	41
951	Ventas, Inc. (Equity Real Estate Investment Trusts)	51
244	VeriSign, Inc. (IT Services)(a)	48
372	Verisk Analytics, Inc., Class - A (Professional Services)	66
10,213	Verizon Communications, Inc. (Diversified Telecommunication Services)	594
633	Vertex Pharmaceuticals, Inc. (Biotechnology)(a)	136
1,359	ViacomCBS, Inc., Class - B (Media)	61
2,856	Viatris, Inc. (Pharmaceuticals)(a)	40
1,310	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	37
4,154	Visa, Inc., Class - A (IT Services)	880
210	VMware, Inc., Class - A (Software)(a)	32
323	Voya Financial, Inc. (Diversified Financial Services)	21
338	Vulcan Materials Co. (Construction Materials)	57
367	W.R. Berkley Corp. (Insurance)	28
117	W.W. Grainger, Inc. (Trading Companies & Distributors)	47

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,782	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	$98
3,499	Walmart, Inc. (Food & Staples Retailing)	475
1,025	Waste Management, Inc. (Commercial Services & Supplies)	132
148	Waters Corp. (Life Sciences Tools & Services)(a)	42
174	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	55
805	WEC Energy Group, Inc. (Multi-Utilities)	75
9,741	Wells Fargo & Co. (Banks)	381
1,035	Welltower, Inc. (Equity Real Estate Investment Trusts)	74
189	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	53
722	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	48
459	Westinghouse Air Brake Technologies Corp. (Machinery)	36
649	WestRock Co. (Containers & Packaging)	34
1,901	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	68
151	Whirlpool Corp. (Household Durables)	33
2,023	Workday, Inc., Class - A (Software)(a)	502
439	WP Carey, Inc. (Equity Real Estate Investment Trusts)	31
240	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	30
1,269	Xcel Energy, Inc. (Electric Utilities)	84
590	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	73
459	Xylem, Inc. (Machinery)	48
727	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	79
127	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	62
285	Zendesk, Inc. (Software)(a)	38
1,157	Zoetis, Inc. (Pharmaceuticals)	182
475	Zoom Video Communications, Inc., Class - A (Software)(a)	153
184	Zscaler, Inc. (Software)(a)	32
		97,097

	Total Common Stocks	154,386

	Preferred Stocks — 0.07%
	Germany — 0.07%
121	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	10
148	FUCHS PETROLUB SE — Preferred (Chemicals)	7
452	Henkel AG & Co. KGAA — Preferred (Household Products)	51
89	Sartorius AG — Preferred (Health Care Equipment & Supplies)	44

	Total Preferred Stocks	112

Shares	Security Description	Value (000)
	Rights — 0.00%
	Australia — 0.00%
154	Computershare Ltd. 04/19/21 (IT Services)(a)	$—

	Italy — 0.00%
5,158	Snam SpA 04/08/21 (Oil, Gas & Consumable Fuels)(a)	—

	Total Rights	—

	Investment Company — 1.45%
2,289,883	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(d)	2,290

	Total Investment Company	2,290

	Total Investments (cost $117,128) — 99.50%	156,788
	Other assets in excess of liabilities — 0.50%	793

	Net Assets - 100.00%	$157,581

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2021.
(d)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The ESG Growth Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	Total
Common Stocks	78.32%	—	19.66%	97.98%
Preferred Stocks	0.07%	—	—	0.07%
Rights	0.00%	—	—	0.00%
Investment Company	0.01%	1.44%	—	1.45%
Other Assets (Liabilities)	0.19%	0.18%	0.13%	0.50%
Total Net Assets	78.59%	1.62%	19.79%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category. Amounts designated as 0.00% round to less than 0.005%.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	7	6/18/21	$1,389	$14
MSCI EAFE Index Future	9	6/18/21	986	(3)
			$2,375	$11
	Total Unrealized Appreciation			$14
	Total Unrealized Depreciation			(3)
	Total Net Unrealized Appreciation/(Depreciation)			$11

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.19%
	Australia — 2.16%
116	Afterpay Ltd. (IT Services)(a)	$9
339	AGL Energy Ltd. (Multi-Utilities)	2
1,869	AMP Ltd. (Diversified Financial Services)	2
136	Ampol Ltd. (Oil, Gas & Consumable Fuels)	3
642	APA Group (Gas Utilities)	5
313	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	8
105	ASX Ltd. (Capital Markets)	6
1,017	Aurizon Holdings Ltd. (Road & Rail)	3
1,691	AusNet Services (Electric Utilities)	2
1,545	Australia & New Zealand Banking Group Ltd. (Banks)	33
1,597	BHP Billiton Ltd. (Metals & Mining)	56
1,194	BHP Group Ltd. (Metals & Mining)	34
274	BlueScope Steel Ltd. (Metals & Mining)	4
805	Brambles Ltd. (Commercial Services & Supplies)	6
123	CIMIC Group Ltd. (Construction & Engineering)(a)	2
276	Coca-Cola Amatil Ltd. (Beverages)	3
36	Cochlear Ltd. (Health Care Equipment & Supplies)	6
725	Coles Group Ltd. (Food & Staples Retailing)	9
981	Commonwealth Bank of Australia (Banks)	65
458	Computershare Ltd. (IT Services)	5
203	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	2
592	Dexus (Equity Real Estate Investment Trusts)	4
883	Evolution Mining Ltd. (Metals & Mining)	3
921	Fortescue Metals Group Ltd. (Metals & Mining)	14
895	Goodman Group (Equity Real Estate Investment Trusts)	12
1,327	Insurance Australia Group Ltd. (Insurance)	5
374	LendLease Group (Real Estate Management & Development)(b)	4
187	Macquarie Group Ltd. (Capital Markets)	22
70	Magellan Financial Group Ltd. (Capital Markets)	2
1,498	Medibank Private Ltd. (Insurance)	3
2,141	Mirvac Group (Equity Real Estate Investment Trusts)	4
1,789	National Australia Bank Ltd. (Banks)	35
444	Newcrest Mining Ltd. (Metals & Mining)	8
598	Northern Star Resources Ltd. (Metals & Mining)	4
221	Orica Ltd. (Chemicals)	2
958	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	3
503	Qantas Airways Ltd. (Airlines)(a)	2
800	QBE Insurance Group Ltd. (Insurance)	6
29	REA Group Ltd. (Interactive Media & Services)	3
202	Rio Tinto Ltd. (Metals & Mining)	17
1,020	Santos Ltd. (Oil, Gas & Consumable Fuels)	5
2,823	Scentre Group (Equity Real Estate Investment Trusts)	6
182	SEEK Ltd. (Professional Services)(a)	4
247	Sonic Healthcare Ltd. (Health Care Providers & Services)	7
2,630	South32 Ltd. (Metals & Mining)	6

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
1,298	Stockland (Equity Real Estate Investment Trusts)	$4
696	Suncorp Group Ltd. (Insurance)	5
719	Sydney Airport (Transportation Infrastructure)(a)	3
1,206	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	4
2,213	Telstra Corp. Ltd. (Diversified Telecommunication Services)	6
1,059	The GPT Group (Equity Real Estate Investment Trusts)	4
202	TPG Telecom Ltd. (Diversified Telecommunication Services)	1
1,475	Transurban Group (Transportation Infrastructure)	15
392	Treasury Wine Estates Ltd. (Beverages)	3
2,104	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	3
90	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	2
617	Wesfarmers Ltd. (Food & Staples Retailing)	25
1,964	Westpac Banking Corp. (Banks)	36
79	WiseTech Global Ltd. (Software)	2
523	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	10
688	Woolworths Group Ltd. (Food & Staples Retailing)	21
		590

	Austria — 0.06%
152	Erste Group Bank AG (Banks)(a)	4
80	OMV AG (Oil, Gas & Consumable Fuels)	4
129	Raiffeisen Bank International AG (Banks)(a)(b)	3
37	Verbund AG (Electric Utilities)	3
63	Voestalpine AG (Metals & Mining)	3
		17

	Belgium — 0.27%
95	Ageas SA (Insurance)	6
431	Anheuser-Busch InBev N.V. (Beverages)	26
35	Colruyt SA (Food & Staples Retailing)	2
17	Elia Group SA/NV (Electric Utilities)(b)	2
61	Groupe Bruxelles Lambert SA (Diversified Financial Services)	6
136	KBC Group N.V. (Banks)(a)	10
83	Proximus SADP (Diversified Telecommunication Services)	2
8	Sofina SA (Diversified Financial Services)	3
40	Solvay SA, Class - A (Chemicals)	5
69	UCB SA (Pharmaceuticals)	7
107	Umicore SA (Chemicals)(b)	6
		75

	Bermuda — 0.29%
224	Arch Capital Group Ltd. (Insurance)(a)	9
117	Athene Holding Ltd., Class - A (Insurance)(a)	6
77	Bunge Ltd. (Food Products)	6
23	Everest Re Group Ltd. (Insurance)	6
214	IHS Markit Ltd. (Professional Services)	20
215	Invesco Ltd. (Capital Markets)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Bermuda (continued)
370	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	$18
48	RenaissanceRe Holdings Ltd. (Insurance)	8
		78

	Canada — 3.86%
100	Agnico Eagle Mines Ltd. (Metals & Mining)	6
100	Air Canada (Airlines)(a)(b)	2
307	Algonquin Power & Utilities Corp. (Multi-Utilities)^	5
500	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	16
200	AltaGas Ltd. (Gas Utilities)	3
600	B2gold Corp. (Metals & Mining)	3
100	Ballard Power Systems, Inc. (Electrical Equipment)(a)	2
319	Bank of Montreal (Banks)	28
1,000	Barrick Gold Corp. (Metals & Mining)	20
100	BCE, Inc. (Diversified Telecommunication Services)	5
300	Blackberry Ltd. (Software)(a)	3
750	Brookfield Asset Management, Inc. (Capital Markets)	33
200	Cameco Corp. (Oil, Gas & Consumable Fuels)	3
300	Canadian Imperial Bank of Commerce (Banks)	29
429	Canadian National Railway Co. (Road & Rail)	50
700	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	22
100	Canadian Pacific Railway Ltd. (Road & Rail)	38
100	Canadian Utilities Ltd., Class - A (Multi-Utilities)	3
100	Canopy Growth Corp. (Pharmaceuticals)(a)(b)	3
100	CCL Industries, Inc., Class - B (Containers & Packaging)(b)	6
700	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	5
100	CGI, Inc. (IT Services)(a)	8
26	Constellation Software, Inc. (Software)	36
200	Dollarama, Inc. (Multiline Retail)	9
100	Emera, Inc. (Electric Utilities)	4
100	Empire Co. Ltd. (Food & Staples Retailing)	3
1,195	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	44
36	Fairfax Financial Holdings Ltd. (Insurance)	16
300	First Quantum Minerals Ltd. (Metals & Mining)	6
250	Fortis, Inc. (Electric Utilities)	11
139	Franco-Nevada Corp. (Metals & Mining)	17
100	GFL Environmental, Inc. (Commercial Services & Supplies)	3
100	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)(a)	3
200	Great-West Lifeco, Inc. (Insurance)	5
200	Hydro One Ltd. (Electric Utilities)(b)	5
38	iA Financial Corp., Inc. (Insurance)	2
149	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	4
100	Intact Financial Corp. (Insurance)	12

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
200	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	$3
100	Keyera Corp. (Oil, Gas & Consumable Fuels)(b)	2
700	Kinross Gold Corp. (Metals & Mining)	5
100	Kirkland Lake Gold Ltd. (Metals & Mining)	3
137	Loblaw Companies Ltd. (Food & Staples Retailing)	8
70	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	21
400	Lundin Mining Corp. (Metals & Mining)(b)	4
200	Magna International, Inc. (Auto Components)	18
1,100	Manulife Financial Corp. (Insurance)	24
100	Metro, Inc. (Food & Staples Retailing)	5
230	National Bank of Canada (Banks)	16
100	Northland Power, Inc. (Independent Power and Renewable Electricity Producers)(b)	4
300	Nutrien Ltd. (Chemicals)	16
145	Open Text Corp. (Software)(b)	7
100	Pan American Silver Corp. (Metals & Mining)	3
100	Parkland Corp. (Oil, Gas & Consumable Fuels)(b)	3
352	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	10
320	Power Corp. of Canada (Insurance)	8
100	Quebecor, Inc. (Media)	3
200	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	13
100	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)(b)	2
100	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	6
200	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	9
841	Royal Bank of Canada (Banks)	78
100	Saputo, Inc. (Food Products)(b)	3
300	Shaw Communications, Inc., Class - B (Media)	8
76	Shopify, Inc. (IT Services)(a)	83
100	SSR Mining, Inc. (Metals & Mining)	1
300	Sun Life Financial, Inc. (Insurance)	15
900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	19
500	TC Energy Corp. (Oil, Gas & Consumable Fuels)	23
300	Teck Resources Ltd., Class - B (Metals & Mining)	6
200	TELUS Corp. (Diversified Telecommunication Services)	4
672	The Bank of Nova Scotia (Banks)	42
1,048	The Toronto-Dominion Bank (Banks)	68
100	Thomson Reuters Corp. (Professional Services)	9
100	Waste Connections, Inc. (Commercial Services & Supplies)	11
300	Wheaton Precious Metals Corp. (Metals & Mining)	11

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
34	WSP Global, Inc. (Construction & Engineering)(b)	$3
500	Yamana Gold, Inc. (Metals & Mining)	2
		1,052

	China — 0.02%
100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	7

	Denmark — 0.52%
2	A.P. Moller - Maersk A/S, Class - A (Marine)	4
3	A.P. Moller - Maersk A/S, Class - B (Marine)	7
89	Ambu A/S, Class - B (Health Care Equipment & Supplies)	4
56	Carlsberg A/S, Class - B (Beverages)	9
57	Christian Hansen Holding A/S (Chemicals)(a)(b)	5
65	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	10
375	Danske Bank A/S (Banks)	7
59	Demant A/S (Health Care Equipment & Supplies)(a)	2
117	DSV PANALPINA A/S (Road & Rail)	23
70	GN Store Nord A/S (Health Care Equipment & Supplies)	6
113	Novozymes A/S, B Shares (Chemicals)	7
107	Orsted A/S (Electric Utilities)(b)	17
54	Pandora A/S (Textiles, Apparel & Luxury Goods)(a)	6
4	ROCKWOOL International A/S, B Shares (Building Products)	2
419	Tryg A/S (Insurance)(b)	10
111	Vestas Wind Systems A/S (Electrical Equipment)	23
		142

	Finland — 0.39%
77	Elisa Oyj (Diversified Telecommunication Services)	5
242	Fortum Oyj (Electric Utilities)	6
149	Kesko Oyj, Class - B (Food & Staples Retailing)	5
192	Kone Oyj, Class - B (Machinery)	15
239	Neste Oyj (Oil, Gas & Consumable Fuels)	13
3,230	Nokia Oyj (Communications Equipment)(a)	13
1,831	Nordea Bank Abp (Banks)(b)	17
266	Sampo Oyj, Class - A (Insurance)	12
316	Stora Enso Oyj, R Shares (Paper & Forest Products)	6
306	UPM-Kymmene Oyj (Paper & Forest Products)	11
241	Wartsila Oyj Abp (Machinery)	3
		106

	France — 3.08%
99	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	4
16	Aeroports de Paris (Transportation Infrastructure)(a)	2
268	Air Liquide SA (Chemicals)	44
144	Alstom SA (Machinery)(a)(b)	7
33	Amundi SA (Capital Markets)(b)	3
38	Arkema SA (Chemicals)	5
54	Atos SE (IT Services)(a)	4
1,093	AXA SA (Insurance)	29

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
636	BNP Paribas SA (Banks)(a)	$39
481	Bollore SA (Air Freight & Logistics)	2
124	Bouygues SA (Construction & Engineering)	5
160	Bureau Veritas SA (Professional Services)(b)	5
91	Capgemini SE (IT Services)	15
333	Carrefour SA (Food & Staples Retailing)	6
93	CNP Assurances (Insurance)	2
288	Compagnie de Saint-Gobain (Building Products)	17
96	Compagnie Generale des Etablissements Michelin (Auto Components)	14
28	Covivio (Equity Real Estate Investment Trusts)	2
627	Credit Agricole SA (Banks)	9
349	Danone SA (Food Products)	24
75	Dassault Systemes SE (Software)	16
134	Edenred (Commercial Services & Supplies)	7
45	Eiffage SA (Construction & Engineering)(b)	5
337	Electricite de France SA (Electric Utilities)	5
1,032	Engie SA (Multi-Utilities)	15
161	EssilorLuxottica SA (Health Care Equipment & Supplies)	26
21	Eurazeo SE (Diversified Financial Services)(a)	2
64	Faurecia SE (Auto Components)(a)	3
25	Gecina SA (Equity Real Estate Investment Trusts)(b)	3
239	Getlink SE (Transportation Infrastructure)	4
18	Hermes International (Textiles, Apparel & Luxury Goods)	20
8	Iliad SA (Diversified Telecommunication Services)(b)	2
21	Ipsen SA (Pharmaceuticals)	2
43	Kering SA (Textiles, Apparel & Luxury Goods)	30
106	Klepierre SA (Equity Real Estate Investment Trusts)	2
47	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	2
151	Legrand SA (Electrical Equipment)	14
142	L'Oreal SA (Personal Products)	54
157	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	106
515	Natixism SA (Capital Markets)(a)	2
1,128	Orange SA (Diversified Telecommunication Services)(b)	14
28	Orpea (Health Care Providers & Services)(a)(b)	3
118	Pernod Ricard SA (Beverages)	22
121	Publicis Groupe SA (Media)	7
12	Remy Cointreau SA (Beverages)	2
105	Renault SA (Automobiles)(a)(b)	5
304	Schneider Electric SE (Electrical Equipment)(b)	46
86	SCOR SE (Insurance)(a)	3
14	SEB SA (Household Durables)	2
463	Societe Generale SA (Banks)	12
48	Sodexo SA (Hotels, Restaurants & Leisure)(a)	5
188	Suez SA (Multi-Utilities)	4
33	Teleperformance (Professional Services)	12

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
1,425	TOTAL SA (Oil, Gas & Consumable Fuels)	$66
50	UbiSoft Entertainment SA (Entertainment)(a)	4
75	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	6
125	Valeo SA (Auto Components)	4
293	Veolia Environnement SA (Multi-Utilities)	8
295	Vinci SA (Construction & Engineering)	30
469	Vivendi SA (Entertainment)	15
15	Wendel SE (Diversified Financial Services)	2
136	Worldline SA (IT Services)(a)(b)	11
		841

	Germany — 2.69%
108	adidas AG (Textiles, Apparel & Luxury Goods)(a)	34
233	Allianz SE (Insurance)	59
543	Aroundtown SA (Real Estate Management & Development)(b)	4
519	BASF SE (Chemicals)	43
187	Bayerische Motoren Werke AG (Automobiles)	19
15	Bechtle AG (IT Services)	3
84	Brenntag AG (Trading Companies & Distributors)	7
22	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	3
545	Commerzbank AG (Banks)(a)	3
59	Continental AG (Auto Components)	8
100	Covestro AG (Chemicals)(b)	7
484	Daimler AG (Automobiles)(b)	43
73	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	9
1,110	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	13
107	Deutsche Boerse AG (Capital Markets)	18
163	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	2
560	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	31
1,884	Deutsche Telekom AG (Diversified Telecommunication Services)	38
186	Deutsche Wohnen SE (Real Estate Management & Development)	9
1,269	E.ON SE (Multi-Utilities)	15
114	Evonik Industries AG (Chemicals)	4
123	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	9
83	GEA Group AG (Machinery)	3
33	Hannover Rueckversicherung SE (Insurance)	6
81	HeidelbergCement AG (Construction Materials)	7
80	HelloFresh SE (Internet & Direct Marketing Retail)(a)	6
56	Henkel AG & Co. KGAA (Household Products)	6
22	HOCHTIEF AG (Construction & Engineering)(b)	2
738	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	31
39	KION Group AG (Machinery)(b)	4
39	Knorr-Bremse AG (Machinery)	5
45	Lanxess AG (Chemicals)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
39	LEG Immobilien AG (Real Estate Management & Development)	$5
29	MTU Aero Engines AG (Aerospace & Defense)	7
79	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	24
31	Nemetschek SE (Software)	2
53	Puma SE (Textiles, Apparel & Luxury Goods)(a)	5
3	Rational AG (Machinery)	2
363	RWE AG (Multi-Utilities)	14
590	SAP SE (Software)	73
59	Scout24 AG (Interactive Media & Services)(b)	4
432	Siemens AG, Registered Shares (Industrial Conglomerates)	72
226	Siemens Energy AG (Electric Utilities)(a)	8
146	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	8
70	Symrise AG (Chemicals)(b)	8
87	TeamViewer AG (Software)(a)(b)	4
946	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	3
109	Uniper SE (Independent Power and Renewable Electricity Producers)	4
58	United Internet AG (Diversified Telecommunication Services)(b)	2
18	Volkswagen AG (Automobiles)	7
304	Vonovia SE (Real Estate Management & Development)	20
83	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	8
		734

	Hong Kong — 1.04%
6,692	AIA Group Ltd. (Insurance)	80
200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	3
2,000	BOC Hong Kong Holdings Ltd. (Banks)	7
900	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	3
1,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	9
500	CK Infrastructure Holdings Ltd. (Electric Utilities)	3
1,000	CLP Holdings Ltd. (Electric Utilities)	10
1,000	ESR Cayman Ltd. (Real Estate Management & Development)(a)(b)	3
1,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	9
1,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	3
400	Hang Seng Bank Ltd. (Banks)	8
1,000	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	4
1,500	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	1
2,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	3
5,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	9

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
623	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	$36
600	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	3
100	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	3
200	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	4
1,000	MTR Corp. Ltd. (Road & Rail)	6
1,250	New World Development Co. Ltd. (Real Estate Management & Development)	6
2,341	PCCW Ltd. (Diversified Telecommunication Services)(b)	1
779	Power Assets Holdings Ltd. (Electric Utilities)	5
1,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	6
2,000	Sino Land Co. Ltd. (Real Estate Management & Development)	3
1,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	1
500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	8
139	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1
600	Swire Properties Ltd. (Real Estate Management & Development)	2
757	Techtronic Industries Co. Ltd. (Household Durables)	12
1,211	The Bank of East Asia Ltd. (Banks)	3
1,073	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	10
5,000	WH Group Ltd. (Food Products)(b)	4
1,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	6
800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	2
2,000	Xinyi Glass Holdings Ltd. (Auto Components)	7
		284

	Ireland (Republic of) — 0.91%
51	Allegion PLC (Building Products)	6
444	CRH PLC (Construction Materials)(b)	21
54	DCC PLC (Industrial Conglomerates)(b)	5
225	Eaton Corp. PLC (Electrical Equipment)	31
518	Experian PLC (Professional Services)	18
92	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	20
122	Horizon Therapeutics PLC (Pharmaceuticals)(a)	11
241	James Hardie Industries PLC (Construction Materials)	7
91	Kerry Group PLC, Class - A (Food Products)	11
84	Kingspan Group PLC (Building Products)	7
760	Medtronic PLC (Health Care Equipment & Supplies)	90
92	Pentair PLC (Machinery)	6
133	Smurfit Kappa Group PLC (Containers & Packaging)(b)	6
47	STERIS PLC (Health Care Equipment & Supplies)	9
		248

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Isle of Man — 0.02%
318	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	$7

	Israel — 0.20%
36	Azrieli Group Ltd. (Real Estate Management & Development)	2
617	Bank Hapoalim BM (Banks)(a)	5
790	Bank Leumi Le (Banks)(a)	5
62	Check Point Software Technologies Ltd. (Software)(a)	7
37	CyberArk Software Ltd. (Software)(a)	5
383	ICL Group Ltd. (Chemicals)(b)	2
—	Isracard Ltd. (Consumer Finance)(a)	—
633	Israel Discount Bank Ltd., Class - A (Banks)(a)	3
76	Mizrahi Tefahot Bank Ltd. (Banks)(a)	2
34	Nice Ltd. (Software)(a)	7
28	SolarEdge Technologies, Inc. (Semiconductors & Semiconductor Equipment)(a)	8
31	Wix.com Ltd. (IT Services)(a)	9
		55

	Italy — 0.70%
68	Amplifon SpA (Health Care Providers & Services)(a)	3
624	Assicurazioni Generali SpA (Insurance)	12
269	Atlantia SpA (Transportation Infrastructure)(a)	5
316	Davide Campari-Milano N.V. (Beverages)	4
14	Diasorin SpA (Health Care Equipment & Supplies)	2
4,597	Enel SpA (Electric Utilities)(b)	46
1,427	Eni SpA (Oil, Gas & Consumable Fuels)	18
71	Ferrari N.V. (Automobiles)	15
331	FinecoBank Banca Fineco SpA (Banks)(a)	5
183	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	2
9,335	Intesa Sanpaolo SpA (Banks)(b)	25
338	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	4
105	Moncler SpA (Textiles, Apparel & Luxury Goods)	6
239	Nexi SpA (IT Services)(a)(b)	4
284	Poste Italiane SpA (Insurance)(b)	4
131	Prusmian SpA (Electrical Equipment)	4
57	Recordati SpA (Pharmaceuticals)	3
1,097	Snam SpA (Oil, Gas & Consumable Fuels)	6
3,278	Telecom Italia SpA (Diversified Telecommunication Services)	2
4,547	Telecom Italia SpA (Diversified Telecommunication Services)	2
765	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	6
1,214	Unicredit SpA (Banks)(a)	13
		191

	Japan — 7.23%
42	ABC-Mart, Inc. (Specialty Retail)	2
200	ACOM Co. Ltd. (Consumer Finance)	1
100	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	9
400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	12

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
100	Aeon Mall Co. Ltd. (Real Estate Management & Development)	$2
100	AGC, Inc. (Building Products)	4
100	Air Water, Inc. (Chemicals)	2
100	Aisin Seiki Co. Ltd. (Auto Components)	4
100	Alfresa Holdings Corp. (Health Care Providers & Services)	2
200	Amada Co. Ltd. (Machinery)	2
100	ANA Holdings, Inc. (Airlines)(a)(b)	2
300	Asahi Group Holdings Ltd. (Beverages)(b)	13
100	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	3
100	Azbil Corp. (Electronic Equipment, Instruments & Components)	4
100	Bandai Namco Holdings, Inc. (Leisure Products)	7
333	Bridgestone Corp. (Auto Components)	13
100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	2
600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	14
100	Casio Computer Co. Ltd. (Household Durables)	2
100	Central Japan Railway Co. (Road & Rail)	15
400	Chubu Electric Power Co. Inc. (Electric Utilities)	5
100	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	2
600	Concordia Financial Group Ltd. (Banks)	2
400	CyberAgent, Inc. (Media)	7
100	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	2
30	Daifuku Co. Ltd. (Machinery)	3
586	Dai-ichi Life Holdings, Inc. (Insurance)	10
120	Daikin Industries Ltd. (Building Products)	24
300	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	9
1	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	3
800	Daiwa Securities Group, Inc. (Capital Markets)	4
256	Denso Corp. (Auto Components)	17
100	Dentsu Group, Inc. (Media)	3
35	Disco Corp. (Semiconductors & Semiconductor Equipment)	11
200	East Japan Railway Co. (Road & Rail)	14
1,700	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	8
149	FANUC Corp. (Machinery)	35
100	Fuji Electric Co. Ltd. (Electrical Equipment)	4
200	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	12
152	Fujitsu Ltd. (IT Services)(b)	22
100	Fukuoka Financial Group, Inc. (Banks)	2
2	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	3
100	Hakuhodo DY Holdings, Inc. (Media)	2
100	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	6
100	Hankyu Hanshin Holdings, Inc. (Road & Rail)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
27	Hikari Tsushin, Inc. (Specialty Retail)	$5
200	Hino Motors Ltd. (Machinery)	2
42	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	6
100	Hitachi Construction Machinery Co. Ltd. (Machinery)	3
100	Hitachi Metals Ltd. (Metals & Mining)	2
900	Honda Motor Co. Ltd. (Automobiles)	27
200	HOYA Corp. (Health Care Equipment & Supplies)	23
200	Hulic Co. Ltd. (Real Estate Management & Development)	2
100	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	5
152	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	4
100	Iida Group Holdings Co. Ltd. (Household Durables)	2
600	Inpex Corp. (Oil, Gas & Consumable Fuels)	4
300	Isuzu Motors Ltd. (Automobiles)	3
700	ITOCHU Corp. (Trading Companies & Distributors)	23
100	ITOCHU Techno-Solutions Corp. (IT Services)	3
48	Japan Airlines Co. Ltd. (Airlines)(a)(b)	1
300	Japan Exchange Group, Inc. (Capital Markets)	7
200	Japan Post Bank Co. Ltd. (Banks)	2
900	Japan Post Holdings Co. Ltd. (Insurance)(b)	8
100	Japan Post Insurance Co. Ltd. (Insurance)(b)	2
1	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	6
4	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	4
300	JFE Holdings, Inc. (Metals & Mining)	4
200	Kajima Corp. (Construction & Engineering)	3
100	Kakaku.com, Inc. (Interactive Media & Services)	3
100	Kansai Paint Co. Ltd. (Chemicals)	3
227	Kao Corp. (Personal Products)	15
874	KDDI Corp. (Wireless Telecommunication Services)	27
100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	4
100	Keikyu Corp. (Road & Rail)	2
32	Keio Corp. (Road & Rail)	2
100	Keisei Electric Railway Co. Ltd. (Road & Rail)	3
134	Keyence Corp. (Electronic Equipment, Instruments & Components)	61
100	Kikkoman Corp. (Food Products)	6
100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	4
500	Kirin Holdings Co. Ltd., Class - C (Beverages)	10
100	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	3
34	Koito Manufacturing Co. Ltd. (Auto Components)	2
500	Komatsu Ltd. (Machinery)	15
100	Konami Holdings Corp. (Entertainment)	6
43	Kose Corp. (Personal Products)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
600	Kubota Corp. (Machinery)	$14
200	Kuraray Co. Ltd. (Chemicals)	2
100	Kurita Water Industries Ltd. (Machinery)	4
200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	13
200	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	6
300	Kyushu Electric Power Co., Inc. (Electric Utilities)	3
100	Kyushu Railway Co. (Road & Rail)	2
100	Lion Corp. (Household Products)	2
100	Lixil Corp. (Building Products)	3
200	M3, Inc. (Health Care Technology)	14
100	Makita Corp. (Machinery)	4
900	Marubeni Corp. (Trading Companies & Distributors)	7
100	Marui Group Co. Ltd. (Multiline Retail)	2
300	Mazda Motor Corp. (Automobiles)(a)	2
100	Medipal Holdings Corp. (Health Care Providers & Services)	2
200	MINEBEA MITSUMI, Inc. (Machinery)	5
200	MISUMI Group, Inc. (Machinery)	6
700	Mitsubishi Corp. (Trading Companies & Distributors)	20
1,000	Mitsubishi Electric Corp. (Electrical Equipment)	15
700	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	12
100	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	2
200	Mitsubishi Heavy Industries Ltd. (Machinery)	6
6,679	Mitsubishi UFJ Financial Group, Inc. (Banks)	36
500	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3
100	Mitsui Chemicals, Inc. (Chemicals)	3
500	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	11
1,310	Mizuho Financial Group, Inc. (Banks)	19
200	MonotaRO Co. Ltd. (Trading Companies & Distributors)	5
230	MS&AD Insurance Group Holdings, Inc. (Insurance)	7
337	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	27
100	Nabtesco Corp. (Machinery)	5
100	Nagoya Railroad Co. Ltd. (Road & Rail)(a)	2
130	NEC Corp. (Technology Hardware, Storage & Peripherals)	8
300	Nexon Co. Ltd. (Entertainment)	10
200	NGK Insulators Ltd. (Machinery)	4
100	NGK Spark Plug Co. Ltd. (Auto Components)	2
200	Nidec Corp. (Electrical Equipment)	24
200	Nihon M&A Center, Inc. (Professional Services)	5
45	Nintendo Co. Ltd. (Entertainment)	25
1	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	6
500	Nippon Paint Holdings Co. Ltd. (Chemicals)	7
1	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
500	Nippon Steel Corp. (Metals & Mining)(b)	$9
762	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	20
100	Nippon Yusen Kabushiki Kaisha (Marine)	3
1,300	Nissan Motor Co. Ltd. (Automobiles)(a)	7
154	Nisshin Seifun Group, Inc. (Food Products)	3
100	Nitto Denko Corp. (Chemicals)	9
1,700	Nomura Holdings, Inc. (Capital Markets)	9
100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2
2	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	3
135	Nomura Research Institute Ltd. (IT Services)	4
300	NSK Ltd. (Machinery)	3
300	NTT Data Corp. (IT Services)	5
400	Obayashi Corp. (Construction & Engineering)	4
200	Odakyu Electric Railway Co. Ltd. (Road & Rail)	5
500	Oji Paper Co. Ltd. (Paper & Forest Products)	3
147	OMRON Corp. (Electronic Equipment, Instruments & Components)	11
49	Oracle Corp. Japan (Software)	5
100	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	15
700	ORIX Corp. (Diversified Financial Services)	12
1	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	2
200	Osaka Gas Co. Ltd. (Gas Utilities)	4
34	OTSUKA Corp. (IT Services)	2
268	Pan Pacific International Holdings Corp. (Multiline Retail)	6
1,200	Panasonic Corp. (Household Durables)	15
100	PeptiDream, Inc. (Biotechnology)(a)	5
100	Persol Holdings Co. Ltd. (Professional Services)	2
48	Pigeon Corp. (Household Products)	2
100	Pola Orbis Holdings, Inc. (Personal Products)	2
500	Rakuten, Inc. (Internet & Direct Marketing Retail)	6
800	Recruit Holdings Co. Ltd. (Professional Services)(b)	39
400	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	4
1,200	Resona Holdings, Inc. (Banks)	5
400	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	4
43	Rinnai Corp. (Household Durables)	5
21	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	2
110	Ryohin Keikaku Co. Ltd. (Multiline Retail)	3
200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	3
100	SBI Holdings, Inc. (Capital Markets)	3
100	Secom Co. Ltd. (Commercial Services & Supplies)	8
100	Sega Sammy Holdings, Inc. (Leisure Products)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
200	Seibu Holdings, Inc. (Industrial Conglomerates)(a)	$2
200	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	3
200	Sekisui Chemical Co. Ltd. (Household Durables)	4
300	Sekisui House Ltd. (Household Durables)	6
467	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	19
200	SG Holdings Co. Ltd. (Air Freight & Logistics)	5
100	Sharp Corp. (Household Durables)(b)	2
28	Shimamura Co. Ltd. (Specialty Retail)	3
300	Shimizu Corp. (Construction & Engineering)	2
200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	34
100	Shinsei Bank Ltd. (Banks)(b)	2
200	Shiseido Co. Ltd. (Personal Products)	13
1,600	Softbank Corp. (Wireless Telecommunication Services)	21
918	SoftBank Group Corp. (Wireless Telecommunication Services)	78
200	Sompo Holdings, Inc. (Insurance)	8
700	Sony Corp. (Household Durables)	73
100	Square Enix Holdings Co. Ltd. (Entertainment)	6
100	Stanley Electric Co. Ltd. (Auto Components)	3
300	Subaru Corp. (Automobiles)	6
100	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	2
700	Sumitomo Corp. (Trading Companies & Distributors)	10
400	Sumitomo Electric Industries Ltd. (Auto Components)	6
100	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	4
700	Sumitomo Mitsui Financial Group, Inc. (Banks)	25
223	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	8
200	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	7
100	Suntory Beverage & Food Ltd. (Beverages)	4
200	Suzuki Motor Corp. (Automobiles)	9
100	Sysmex Corp. (Health Care Equipment & Supplies)	11
300	T&D Holdings, Inc. (Insurance)	4
100	Taiheiyo Cement Corp. (Construction Materials)	3
100	Taisei Corp. (Construction & Engineering)	4
46	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	3
100	Taiyo Nippon Sanso Corp. (Chemicals)	2
100	TDK Corp. (Electronic Equipment, Instruments & Components)	14
100	Teijin Ltd. (Chemicals)	2
400	Terumo Corp. (Health Care Equipment & Supplies)	14
300	The Chiba Bank Ltd. (Banks)	2
200	The Chugoku Electric Power Company, Inc. (Electric Utilities)	2

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
400	The Kansai Electric Power Co., Inc. (Electric Utilities)	$4
200	The Shizuoka Bank Ltd. (Banks)	2
100	THK Co. Ltd. (Machinery)	3
100	TIS, Inc. (IT Services)	2
145	Tobu Railway Co. Ltd. (Road & Rail)	4
45	Toho Co. Ltd. (Entertainment)	2
200	Tohoku Electric Power Co., Inc. (Electric Utilities)	2
331	Tokio Marine Holdings, Inc. (Insurance)	16
800	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	3
100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	42
500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	3
200	Tokyo Gas Co. Ltd. (Gas Utilities)	4
300	Tokyu Corp. (Road & Rail)	4
200	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	3
800	Toray Industries, Inc. (Chemicals)	5
200	Toshiba Corp. (Industrial Conglomerates)	7
100	Tosoh Corp. (Chemicals)	2
100	TOTO Ltd. (Building Products)	6
100	Toyota Industries Corp. (Auto Components)	9
1,130	Toyota Motor Corp. (Automobiles)	89
100	Trend Micro, Inc. (Software)	5
47	Tsuruha Holdings, Inc. (Food & Staples Retailing)	6
200	Unicharm Corp. (Household Products)	8
2	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	3
100	USS Co. Ltd. (Specialty Retail)	2
100	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	3
100	Yakult Honsha Co. Ltd. (Food Products)	5
400	Yamada Denki Co. Ltd. (Specialty Retail)	2
100	Yamaha Corp. (Leisure Products)	5
200	Yamaha Motor Co. Ltd. (Automobiles)	5
200	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	5
100	Yamazaki Baking Co. Ltd. (Food Products)	2
100	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	5
100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	2
1,500	Z Holdings Corp. (Interactive Media & Services)	7
100	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	3
		1,971

	Jersey — 0.14%
5,648	Glencore PLC (Metals & Mining)(a)(b)	23
48	Novocure Ltd. (Health Care Equipment & Supplies)(a)	6
666	WPP PLC (Media)	8
		37

	Liberia — 0.04%
126	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)(a)	11

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg — 0.06%
405	ArcelorMittal SA (Metals & Mining)(a)	$11
209	SES SA (Media)(b)	2
257	Tenaris SA (Energy Equipment & Services)	3
		16

	Netherlands — 1.71%
230	ABN AMRO Group N.V. (Banks)(a)(b)	3
10	Adyen N.V. (IT Services)(a)(b)	22
973	AEGON N.V. (Insurance)	5
110	Akzo Nobel N.V. (Chemicals)	12
25	Argenx SE (Biotechnology)(a)	7
26	Asm International N.V. (Semiconductors & Semiconductor Equipment)	8
241	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	145
587	CNH Industrial N.V. (Machinery)	9
59	EXOR N.V. (Diversified Financial Services)	5
62	Heineken Holding N.V., Class - A (Beverages)	6
146	Heineken N.V. (Beverages)	15
2,205	ING Groep N.V. (Banks)	27
41	JDE Peet's N.V. (Food Products)(a)	2
69	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	6
622	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	17
97	Koninklijke DSM N.V. (Chemicals)	16
1,943	Koninklijke KPN N.V. (Diversified Telecommunication Services)	7
515	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	29
38	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	2
147	LyondellBasell Industries N.V., Class - A (Chemicals)	15
162	NN Group N.V. (Insurance)	8
158	NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	32
275	Prosus N.V. (Internet & Direct Marketing Retail)(b)	31
126	QIAGEN N.V. (Life Sciences Tools & Services)(a)	6
65	Randstad N.V. (Professional Services)	5
360	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	14
153	Wolters Kluwer N.V. (Professional Services)	13
		467

	New Zealand — 0.11%
404	a2 Milk Co. Ltd. (Food Products)(a)	2
681	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	4
313	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	7
370	Mercury NZ Ltd. (Electric Utilities)	2
697	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	3
218	Ryman Healthcare Ltd. (Health Care Providers & Services)	2
1,007	Spark New Zealand Ltd. (Diversified Telecommunication Services)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
66	Xero Ltd. (Software)(a)	$6
		29

	Norway — 0.21%
130	Adevinta ASA (Interactive Media & Services)(a)	2
506	DNB ASA (Banks)	10
531	Equinor ASA (Oil, Gas & Consumable Fuels)	10
109	Gjensidige Forsikring ASA (Insurance)	3
239	Mowi ASA (Food Products)	6
731	Norsk Hydro ASA (Metals & Mining)	5
408	Orkla ASA (Food Products)	4
66	Schibsted ASA, Class - A (Media)(a)	3
53	Schibsted ASA, Class - B (Media)(a)	2
381	Telenor ASA (Diversified Telecommunication Services)	7
95	Yara International ASA (Chemicals)	5
		57

	Panama — 0.04%
429	Carnival Corp., Class - A (Hotels, Restaurants & Leisure)(a)	11

	Papua New Guinea — 0.01%
1,073	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	3

	Portugal — 0.05%
1,593	EDP - Energias de Portugal SA (Electric Utilities)	10
273	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	3
137	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	2
		15

	Singapore — 0.35%
1,750	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4
2,508	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	4
1,400	CapitaLand Ltd. (Real Estate Management & Development)	4
200	City Developments Ltd. (Real Estate Management & Development)	1
1,018	DBS Group Holdings Ltd. (Banks)	23
3,300	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	2
800	Keppel Corp. Ltd. (Industrial Conglomerates)	3
1,200	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	2
1,600	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	2
1,810	Oversea-Chinese Banking Corp. Ltd. (Banks)	16
700	Singapore Airlines Ltd. (Airlines)(a)	3
400	Singapore Exchange Ltd. (Capital Markets)	3
4,400	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	8
1,100	Suntec REIT (Equity Real Estate Investment Trusts)	1
700	United Overseas Bank Ltd. (Banks)	13
300	United Overseas Land Group Ltd. (Real Estate Management & Development)	2

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
100	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	$1
1,000	Wilmar International Ltd. (Food Products)	4
		96

	Spain — 0.80%
129	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	4
37	Aena SME SA (Transportation Infrastructure)(a)(b)	6
255	Amadeus IT Group SA (IT Services)(a)	18
3,769	Banco Bilbao Vizcaya Argentaria SA (Banks)	20
9,801	Banco Santander SA (Banks)(b)	33
1,952	CaixaBank SA (Banks)	6
179	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	10
135	Enagas SA (Oil, Gas & Consumable Fuels)(b)	3
168	Endesa SA (Electric Utilities)	4
265	Ferrovial SA (Construction & Engineering)	7
162	Grifols SA (Biotechnology)	4
3,458	Iberdrola SA (Electric Utilities)	45
617	Industria de Diseno Textil SA (Specialty Retail)	20
158	Naturgy Energy Group SA (Gas Utilities)	4
235	Red Electrica Corp. SA (Electric Utilities)	4
859	Repsol SA (Oil, Gas & Consumable Fuels)	11
130	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	5
2,861	Telefonica SA (Diversified Telecommunication Services)	13
		217

	Sweden — 1.11%
171	Alfa Laval AB (Machinery)(a)	5
566	Assa Abloy AB, B Shares (Building Products)	16
380	Atlas Copco AB, A Shares (Machinery)	24
224	Atlas Copco AB, B Shares (Machinery)	12
149	Boliden AB (Metals & Mining)	6
123	Electrolux AB, B Shares (Household Durables)	3
358	Epiroc AB, Class - A (Machinery)	8
212	Epiroc AB, Class - B (Machinery)	4
126	Equities AB (Capital Markets)	4
348	Essity AB, Class - B (Household Products)^	11
90	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	13
55	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	3
437	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	10
159	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	15
227	Husqvarna AB (Household Durables)	3
55	ICA Gruppen AB (Food & Staples Retailing)	3
58	Industrivarden AB, A Shares (Diversified Financial Services)(b)	2
87	Industrivarden AB, C Shares (Diversified Financial Services)	3

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
81	Investment AB Latour, Class - B (Industrial Conglomerates)	$2
257	Investor AB, B Shares (Diversified Financial Services)	21
132	Kinnevik AB, Class - B (Diversified Financial Services)	6
41	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	2
101	Lundin Energy AB (Oil, Gas & Consumable Fuels)	3
170	Nibe Industrier AB, B Shares (Building Products)	5
638	Sandvik AB (Machinery)(a)	17
170	Securitas AB, B Shares (Commercial Services & Supplies)	3
920	Skandinaviska Enskilda Banken AB, Class - A (Banks)^	11
185	Skanska AB, B Shares (Construction & Engineering)^	5
207	SKF AB, B Shares (Machinery)	6
329	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	6
891	Svenska Handelsbanken AB, A Shares (Banks)	10
520	Swedbank AB, A Shares (Banks)	9
272	Tele2 AB, B Shares (Wireless Telecommunication Services)	4
1,650	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	22
1,334	Telia Co. AB (Diversified Telecommunication Services)(b)	6
805	Volvo AB, B Shares (Machinery)^	20
		303

	Switzerland — 2.39%
1,042	ABB Ltd., Registered Shares (Electrical Equipment)	31
84	Adecco Group AG (Professional Services)	6
278	Alcon, Inc. (Health Care Equipment & Supplies)(a)	19
25	Baloise Holding AG, Registered Shares (Insurance)	4
26	Banque Cantonale Vaudoise, Registered Shares (Banks)(a)	3
2	Barry Callebaut AG, Registered Shares (Food Products)	5
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	9
255	Chubb Ltd. (Insurance)	41
108	Clariant AG, Registered Shares (Chemicals)	2
109	Coca-Cola HBC AG (Beverages)	3
295	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	28
1,383	Credit Suisse Group AG, Registered Shares (Capital Markets)	14
5	EMS-Chemie Holding AG (Chemicals)	4
79	Garmin Ltd. (Household Durables)	10
21	Geberit AG, Registered Shares (Building Products)	13
5	Givaudan SA, Registered Shares (Chemicals)	19
122	Julius Baer Group Ltd. (Capital Markets)	8
29	Kuehne & Nagel International AG, Registered Shares (Marine)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
296	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	$17
89	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	9
1,628	Nestle SA, Registered Shares (Food Products)	182
11	Partners Group Holding AG (Capital Markets)	14
22	Schindler Holding AG (Machinery)	6
11	Schindler Holding AG, Registered Shares (Machinery)	3
3	SGS SA, Registered Shares (Professional Services)(b)	9
80	Sika AG, Registered Shares (Chemicals)(b)	23
30	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	8
6	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	7
17	Swiss Life Holding AG (Insurance)	8
41	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	4
162	Swiss Re AG (Insurance)	16
14	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	8
200	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	26
36	Temenos AG, Registered Shares (Software)	5
45	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	3
16	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	5
2,072	UBS Group AG (Capital Markets)	33
25	Vifor Pharma AG (Pharmaceuticals)	3
85	Zurich Financial Services AG (Insurance)	37
		653

	United Arab Emirates — 0.00%
118	NMC Health PLC (Health Care Providers & Services)(a)(c)	—

	United Kingdom — 4.24%
529	3i Group PLC (Capital Markets)	8
105	Admiral Group PLC (Insurance)	4
865	Amcor PLC (Containers & Packaging)	10
693	Anglo American PLC (Metals & Mining)	27
214	Antofagasta PLC (Metals & Mining)	5
129	Aon PLC, Class - A (Insurance)	30
153	Aptiv PLC (Auto Components)(a)	21
255	Ashtead Group PLC (Trading Companies & Distributors)	15
190	Associated British Foods PLC (Food Products)(a)	6
525	Auto Trader Group PLC (Interactive Media & Services)(a)(b)	4
63	Aveva Group PLC (Software)	3
2,244	Aviva PLC (Insurance)	13
9,809	Barclays PLC (Banks)	25
554	Barratt Developments PLC (Household Durables)(a)	6
68	Berkeley Group Holdings PLC (Household Durables)	4

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
11,456	BP PLC (Oil, Gas & Consumable Fuels)	$47
479	British Land Co. PLC (Equity Real Estate Investment Trusts)	3
5,109	BT Group PLC (Diversified Telecommunication Services)(a)	11
183	Bunzl PLC (Trading Companies & Distributors)	6
220	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)(b)	6
113	Coca-Cola European Partners PLC (Beverages)	6
1,008	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	20
76	Croda International PLC (Chemicals)(b)	7
1,322	Diageo PLC (Beverages)	55
742	Direct Line Insurance Group PLC (Insurance)	3
277	Evraz PLC (Metals & Mining)	2
127	Ferguson PLC (Trading Companies & Distributors)	15
100	Fresnillo PLC (Metals & Mining)	1
206	Halma PLC (Electronic Equipment, Instruments & Components)	7
181	Hargreaves Lansdown PLC (Capital Markets)	4
11,512	HSBC Holdings PLC (Banks)	68
817	Informa PLC (Media)(a)	6
94	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	6
88	Intertek Group PLC (Professional Services)	7
968	J Sainsbury PLC (Food & Staples Retailing)	3
280	JD Sports Fashion PLC (Specialty Retail)(a)	3
105	Johnson Matthey PLC (Chemicals)	4
1,148	Kingfisher PLC (Specialty Retail)(a)	5
383	Land Securities Group PLC (Equity Real Estate Investment Trusts)	4
3,407	Legal & General Group PLC (Insurance)	13
152	Liberty Global PLC, Class - A (Media)(a)	4
209	Liberty Global PLC, Class - C (Media)(a)	5
297	Linde PLC (Chemicals)	84
40,032	Lloyds Banking Group PLC (Banks)(a)	23
179	London Stock Exchange Group PLC (Capital Markets)(b)	17
1,414	M&G PLC (Diversified Financial Services)	4
264	Mondi PLC (Paper & Forest Products)	7
1,990	National Grid PLC (Multi-Utilities)	24
2,638	Natwest Group PLC (Banks)(b)	7
72	Next PLC (Multiline Retail)(a)	8
264	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	7
409	Pearson PLC (Media)	4
173	Persimmon PLC (Household Durables)	7
299	Phoenix Group Holdings PLC (Insurance)	3
1,475	Prudential PLC (Insurance)	31
1,092	RELX PLC (Professional Services)	27
1,008	Rentokil Initial PLC (Commercial Services & Supplies)	7
634	Rio Tinto PLC (Metals & Mining)	49
2,318	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	45
2,095	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	39

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
563	RSA Insurance Group PLC (Insurance)	$5
68	Schroders PLC (Capital Markets)	3
648	Segro PLC (Equity Real Estate Investment Trusts)	8
89	Sensata Technologies Holding PLC (Electrical Equipment)(a)	5
130	Severn Trent PLC (Water Utilities)	4
476	Smith & Nephew PLC (Health Care Equipment & Supplies)	9
216	Smiths Group PLC (Industrial Conglomerates)	5
40	Spirax-Sarco Engineering PLC (Machinery)	6
596	SSE PLC (Electric Utilities)	12
292	St. James Place PLC (Capital Markets)	5
1,535	Standard Chartered PLC (Banks)	11
1,199	Standard Life Aberdeen PLC (Diversified Financial Services)	5
1,158	Stellantis N.V. (Automobiles)	20
1,982	Taylor Wimpey PLC (Household Durables)(b)	5
4,413	Tesco PLC (Food & Staples Retailing)	14
594	The Sage Group PLC (Software)	5
1,486	Unilever PLC (Personal Products)	84
371	United Utilities Group PLC (Water Utilities)	5
15,165	Vodafone Group PLC (Wireless Telecommunication Services)	28
110	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	5
1,310	William Morrison Supermarkets PLC (Food & Staples Retailing)	3
71	Willis Towers Watson PLC (Insurance)	16
		1,158

	United States — 64.49%
326	3M Co. (Industrial Conglomerates)	63
77	A.O. Smith Corp. (Building Products)	5
1,002	Abbott Laboratories (Health Care Equipment & Supplies)	120
25	Abiomed, Inc. (Health Care Equipment & Supplies)(a)	8
358	Accenture PLC, Class - A (IT Services)	99
437	Activision Blizzard, Inc. (Entertainment)	41
271	Adobe, Inc. (Software)(a)	129
37	Advance Auto Parts, Inc. (Specialty Retail)	7
680	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment)(a)	53
377	Aflac, Inc. (Insurance)	19
174	Agilent Technologies, Inc. (Life Sciences Tools & Services)	22
309	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	5
125	Air Products & Chemicals, Inc. (Chemicals)	35
29	Airbnb, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	5
90	Akamai Technologies, Inc. (IT Services)(a)	9
63	Albemarle Corp. (Chemicals)	9
77	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	13
121	Alexion Pharmaceuticals, Inc. (Biotechnology)(a)	19
42	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	23
8	Alleghany Corp. (Insurance)(a)	5

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
138	Alliant Energy Corp. (Electric Utilities)	$7
206	Ally Financial, Inc. (Consumer Finance)	9
64	Alnylam Pharmaceuticals, Inc. (Biotechnology)(a)	9
170	Alphabet, Inc., Class - A (Interactive Media & Services)(a)	351
168	Alphabet, Inc., Class - C (Interactive Media & Services)(a)	348
220	Altice USA, Inc., Class - A (Media)(a)	7
241	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	747
10	AMERCO (Road & Rail)	6
136	Ameren Corp. (Multi-Utilities)	11
281	American Electric Power Co., Inc. (Electric Utilities)	24
387	American Express Co. (Consumer Finance)	55
42	American Financial Group, Inc. (Insurance)	5
487	American International Group, Inc. (Insurance)	23
251	American Tower Corp. (Equity Real Estate Investment Trusts)	60
100	American Water Works Co., Inc. (Water Utilities)	15
65	Ameriprise Financial, Inc. (Capital Markets)	15
88	AmerisourceBergen Corp. (Health Care Providers & Services)	10
127	AMETEK, Inc. (Electrical Equipment)	16
338	Amphenol Corp., Class - A (Electronic Equipment, Instruments & Components)	22
209	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	32
771	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7
49	ANSYS, Inc. (Software)(a)	17
141	Anthem, Inc. (Health Care Providers & Services)	51
95	Apollo Global Management, Inc. (Capital Markets)	4
9,609	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,175
516	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	69
129	Aramark (Hotels, Restaurants & Leisure)	5
307	Archer-Daniels-Midland Co. (Food Products)	17
32	Arista Networks, Inc. (Communications Equipment)(a)	10
72	Arrow Electronics, Inc. (Electronic Equipment, Instruments & Components)(a)	8
110	Arthur J. Gallagher & Co. (Insurance)	14
33	Assurant, Inc. (Insurance)	5
4,028	AT&T, Inc. (Diversified Telecommunication Services)	122
69	Atmos Energy Corp. (Gas Utilities)	7
124	Autodesk, Inc. (Software)(a)	34
79	Autoliv, Inc. (Auto Components)(a)	7
242	Automatic Data Processing, Inc. (IT Services)	46
13	AutoZone, Inc. (Specialty Retail)(a)	18
44	Avalara, Inc. (Software)(a)	6

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
77	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	$14
287	Avantor, Inc. (Life Sciences Tools & Services)(a)	8
46	Avery Dennison Corp. (Containers & Packaging)	8
200	Axalta Coating Systems Ltd. (Chemicals)(a)	6
378	Baker Hughes, Inc. (Energy Equipment & Services)	8
180	Ball Corp. (Containers & Packaging)	15
4,400	Bank of America Corp. (Banks)	170
289	Baxter International, Inc. (Health Care Equipment & Supplies)	24
164	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	40
775	Berkshire Hathaway, Inc., Class - B (Diversified Financial Services)(a)	198
128	Best Buy Co., Inc. (Specialty Retail)	15
100	BioMarin Pharmaceutical, Inc. (Biotechnology)(a)	8
12	Bio-Rad Laboratories, Inc., Class - A (Life Sciences Tools & Services)(a)	7
87	Black Knight, Inc. (IT Services)(a)	6
86	BlackRock, Inc., Class - A (Capital Markets)	65
23	Booking Holdings, Inc. (Internet & Direct Marketing Retail)(a)	54
76	Booz Allen Hamilton Holding Corp. (IT Services)	6
135	BorgWarner, Inc. (Auto Components)	6
82	Boston Properties, Inc. (Equity Real Estate Investment Trusts)	8
809	Boston Scientific Corp. (Health Care Equipment & Supplies)(a)	31
229	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	106
64	Broadridge Financial Solutions, Inc. (IT Services)	10
50	Brookfield Renewable Corp., Class - A (Independent Power and Renewable Electricity Producers)(b)	2
133	Brown & Brown, Inc. (Insurance)	6
171	Brown-Forman Corp., Class - B (Beverages)	12
37	Burlington Stores, Inc. (Specialty Retail)(a)	11
75	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	7
3	Cable One, Inc. (Media)	5
378	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	7
158	Cadence Design Systems, Inc. (Software)(a)	22
54	Camden Property Trust (Equity Real Estate Investment Trusts)	6
100	Campbell Soup Co. (Food Products)	5
259	Capital One Financial Corp. (Consumer Finance)	33
162	Cardinal Health, Inc. (Health Care Providers & Services)	10
91	CarMax, Inc. (Specialty Retail)(a)	12
465	Carrier Global Corp. (Building Products)	20
35	Carvana Co. (Specialty Retail)(a)	9
307	Caterpillar, Inc. (Machinery)	71

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
60	CBOE Global Markets, Inc. (Capital Markets)	$6
185	CBRE Group, Inc., Class - A (Real Estate Management & Development)(a)	15
79	CDW Corp. (Electronic Equipment, Instruments & Components)	13
64	Celanese Corp., Series A (Chemicals)	10
328	Centene Corp. (Health Care Providers & Services)(a)	21
301	CenterPoint Energy, Inc. (Multi-Utilities)	7
73	Ceridian HCM Holding, Inc. (Software)(a)	6
175	Cerner Corp. (Health Care Technology)	13
121	CF Industries Holdings, Inc. (Chemicals)	5
79	Charter Communications, Inc., Class - A (Media)(a)	49
125	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	9
1,088	Chevron Corp. (Oil, Gas & Consumable Fuels)	114
71	Chewy, Inc., Class - A (Internet & Direct Marketing Retail)(a)	6
15	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	21
204	Cigna Corp. (Health Care Providers & Services)	49
84	Cincinnati Financial Corp. (Insurance)	9
49	Cintas Corp. (Commercial Services & Supplies)	17
2,388	Cisco Systems, Inc. (Communications Equipment)	123
1,177	Citigroup, Inc. (Banks)	86
236	Citizens Financial Group, Inc. (Banks)	10
65	Citrix Systems, Inc. (Software)	9
110	Cloudflare, Inc., Class - A (Software)(a)	8
203	CME Group, Inc. (Capital Markets)	41
158	CMS Energy Corp. (Multi-Utilities)	10
96	Cognex Corp. (Electronic Equipment, Instruments & Components)	8
302	Cognizant Technology Solutions Corp. (IT Services)	24
460	Colgate-Palmolive Co. (Household Products)	36
2,581	Comcast Corp., Class - A (Media)	140
269	Conagra Brands, Inc. (Food Products)	10
766	ConocoPhillips (Oil, Gas & Consumable Fuels)	41
185	Consolidated Edison, Inc. (Multi-Utilities)	14
96	Constellation Brands, Inc., Class - A (Beverages)	22
117	Copart, Inc. (Commercial Services & Supplies)(a)	13
421	Corteva, Inc. (Chemicals)	20
22	CoStar Group, Inc. (Professional Services)(a)	18
249	Costco Wholesale Corp. (Food & Staples Retailing)	88
38	Coupa Software, Inc. (Software)(a)	10
97	Crowdstrike Holdings, Inc., Class - A (Software)(a)	18
244	Crown Castle International Corp. (Equity Real Estate Investment Trusts)	42
74	Crown Holdings, Inc. (Containers & Packaging)	7
432	CSX Corp. (Road & Rail)	42

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
82	Cummins, Inc. (Machinery)	$21
740	CVS Health Corp. (Health Care Providers & Services)	56
191	D.R. Horton, Inc. (Household Durables)	17
72	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	10
98	Datadog, Inc., Class - A (Software)(a)	8
43	DaVita, Inc. (Health Care Providers & Services)(a)	5
168	Deere & Co. (Machinery)	63
137	Dell Technologies, Inc. (Technology Hardware, Storage & Peripherals)(a)	12
155	Delta Air Lines, Inc. (Airlines)(a)	7
121	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	8
334	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7
54	Dexcom, Inc. (Health Care Equipment & Supplies)(a)	19
158	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	22
169	Discover Financial Services (Consumer Finance)	16
156	Discovery, Inc. (Media)(a)	7
170	Discovery, Inc., Class - C (Media)(a)	6
135	Dish Network Corp. (Media)(a)	5
99	DocuSign, Inc. (Software)(a)	20
141	Dollar General Corp. (Multiline Retail)	29
130	Dollar Tree, Inc. (Multiline Retail)(a)	15
461	Dominion Energy, Inc. (Multi-Utilities)	35
22	Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	8
82	Dover Corp. (Machinery)	11
419	Dow, Inc. (Chemicals)	27
97	DraftKings, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	6
179	Dropbox, Inc., Class - A (Software)(a)	5
107	DTE Energy Co. (Multi-Utilities)	14
416	Duke Energy Corp. (Electric Utilities)	40
205	Duke Realty Corp. (Equity Real Estate Investment Trusts)	9
303	DuPont de Nemours, Inc. (Chemicals)	23
101	Dynatrace, Inc. (Software)(a)	5
75	Eastman Chemical Co. (Chemicals)	8
390	eBay, Inc. (Internet & Direct Marketing Retail)	24
145	Ecolab, Inc. (Chemicals)	31
209	Edison International (Electric Utilities)	12
352	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	29
200	Elanco Animal Health, Inc. (Pharmaceuticals)(a)	6
164	Electronic Arts, Inc. (Entertainment)	22
338	Emerson Electric Co. (Electrical Equipment)	30
66	Enphase Energy, Inc. (Electrical Equipment)(a)	11
114	Entergy Corp. (Electric Utilities)	11
330	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	24
31	EPAM Systems, Inc. (IT Services)(a)	12
70	Equifax, Inc. (Professional Services)	13
50	Equinix, Inc. (Equity Real Estate Investment Trusts)	34

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
221	Equitable Holdings, Inc. (Diversified Financial Services)	$7
95	Equity Lifestyle Properties, Inc. (Equity Real Estate Investment Trusts)	6
205	Equity Residential (Equity Real Estate Investment Trusts)	15
25	Erie Indemnity Co., Class - A (Insurance)	6
129	Essential Utilities, Inc. (Water Utilities)	6
36	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	10
70	Etsy, Inc. (Internet & Direct Marketing Retail)(a)	14
125	Evergy, Inc. (Electric Utilities)	7
189	Eversource Energy (Electric Utilities)	16
88	Exact Sciences Corp. (Biotechnology)(a)	12
551	Exelon Corp. (Electric Utilities)	24
78	Expedia Group, Inc. (Internet & Direct Marketing Retail)(a)	13
93	Expeditors International of Washington, Inc. (Air Freight & Logistics)	10
71	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	9
2,390	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	133
34	F5 Networks, Inc. (Communications Equipment)(a)	7
1,359	Facebook, Inc., Class - A (Interactive Media & Services)(a)	401
21	FactSet Research Systems, Inc. (Capital Markets)	6
16	Fair Isaac Corp. (Software)(a)	8
317	Fastenal Co. (Trading Companies & Distributors)	16
141	FedEx Corp. (Air Freight & Logistics)	40
154	Fidelity National Financial, Inc. (Insurance)	6
351	Fidelity National Information Services, Inc. (IT Services)	49
393	Fifth Third Bancorp (Banks)	15
96	First Republic Bank (Banks)	16
299	FirstEnergy Corp. (Electric Utilities)	10
322	Fiserv, Inc. (IT Services)(a)	38
47	FleetCor Technologies, Inc. (IT Services)(a)	13
72	FMC Corp. (Chemicals)	8
2,209	Ford Motor Co. (Automobiles)(a)	27
76	Fortinet, Inc. (Software)(a)	14
174	Fortive Corp. (Machinery)	12
77	Fortune Brands Home & Security, Inc. (Building Products)	7
186	Fox Corp., Class - A (Media)	7
158	Fox Corp., Class - B (Media)	6
167	Franklin Resources, Inc. (Capital Markets)	5
821	Freeport-McMoRan, Inc. (Metals & Mining)(a)	27
49	Gartner, Inc. (IT Services)(a)	9
35	Generac Holdings, Inc. (Electrical Equipment)(a)	11
346	General Mills, Inc. (Food Products)	21
728	General Motors Co. (Automobiles)(a)	42
80	Genuine Parts Co. (Distributors)	9
169	Global Payments, Inc. (IT Services)	34
55	Globe Life, Inc. (Insurance)	5
93	GoDaddy, Inc., Class - A (IT Services)(a)	7
47	Guidewire Software, Inc. (Software)(a)	5

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
488	Halliburton Co. (Energy Equipment & Services)	$10
72	Hasbro, Inc. (Leisure Products)	7
153	HCA Healthcare, Inc. (Health Care Providers & Services)	29
297	Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	9
41	HEICO Corp. (Aerospace & Defense)	5
69	HEICO Corp., Class - A (Aerospace & Defense)	8
81	Henry Schein, Inc. (Health Care Providers & Services)(a)	6
152	Hess Corp. (Oil, Gas & Consumable Fuels)	11
710	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	11
157	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)(a)	19
142	Hologic, Inc. (Health Care Equipment & Supplies)(a)	11
164	Hormel Foods Corp. (Food Products)	8
389	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)(a)	7
215	Howmet Aerospace, Inc. (Aerospace & Defense)(a)	7
776	HP, Inc. (Technology Hardware, Storage & Peripherals)	25
24	HubSpot, Inc. (Software)(a)	11
75	Humana, Inc. (Health Care Providers & Services)	31
561	Huntington Bancshares, Inc. (Banks)	9
44	IAC/InterActive Corp. (Interactive Media & Services)(a)	10
42	IDEX Corp. (Machinery)	9
48	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	23
179	Illinois Tool Works, Inc. (Machinery)	40
103	Incyte Corp. (Biotechnology)(a)	8
196	Ingersoll-Rand, Inc. (Machinery)(a)	10
36	Insulet Corp. (Health Care Equipment & Supplies)(a)	9
2,316	Intel Corp. (Semiconductors & Semiconductor Equipment)	148
317	Intercontinental Exchange, Inc. (Capital Markets)	35
504	International Business Machines Corp. (IT Services)	67
126	International Flavors & Fragrances, Inc. (Chemicals)	18
206	International Paper Co. (Containers & Packaging)	11
149	Intuit, Inc. (Software)	57
66	Intuitive Surgical, Inc. (Health Care Equipment & Supplies)(a)	49
309	Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	10
125	Ionis Pharmaceuticals, Inc. (Biotechnology)(a)	6
36	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	8
108	IQVIA Holdings, Inc. (Life Sciences Tools & Services)(a)	21

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
159	Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	$6
42	Jack Henry & Associates, Inc. (IT Services)	6
71	Jacobs Engineering Group, Inc. (Construction & Engineering)	9
32	Jazz Pharmaceuticals PLC (Pharmaceuticals)(a)	5
47	JB Hunt Transport Services, Inc. (Road & Rail)	8
409	Johnson Controls International PLC (Building Products)	24
1,723	JPMorgan Chase & Co. (Banks)	262
187	Juniper Networks, Inc. (Communications Equipment)	5
52	Kansas City Southern (Road & Rail)	14
142	Kellogg Co. (Food Products)	9
310	Keurig Dr Pepper, Inc. (Beverages)	11
539	KeyCorp (Banks)	11
102	Keysight Technologies, Inc. (Electronic Equipment, Instruments & Components)(a)	15
192	Kimberly-Clark Corp. (Household Products)	27
1,152	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	19
283	KKR & Co., Inc., Class - A (Capital Markets)	14
88	KLA Corp. (Semiconductors & Semiconductor Equipment)	29
120	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	6
54	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	14
81	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	48
81	Lamb Weston Holding, Inc. (Food Products)	6
190	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)(a)	12
31	Lear Corp. (Auto Components)	6
152	Lennar Corp., Class - A (Household Durables)	15
19	Lennox International, Inc. (Building Products)	6
22	Liberty Broadband Corp., Class - A (Media)(a)	3
88	Liberty Broadband Corp., Class - C (Media)(a)	13
115	Liberty Media Corp. - Liberty Formula One, Class - C (Entertainment)(a)	5
79	Liberty Media Corp. - Liberty SiriusXM, Class - A (Media)(a)	3
168	Liberty Media Corp. - Liberty SiriusXM, Class - C (Media)(a)	7
107	Lincoln National Corp. (Insurance)	7
90	Live Nation Entertainment, Inc. (Entertainment)(a)	8
159	LKQ Corp. (Distributors)(a)	7
136	Loews Corp. (Insurance)	7
414	Lowe's Companies, Inc. (Specialty Retail)	79
514	Lumen Technologies, Inc. (Diversified Telecommunication Services)	7
71	M&T Bank Corp. (Banks)	11

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
368	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	$20
8	Markel Corp. (Insurance)(a)	9
21	MarketAxess Holdings, Inc. (Capital Markets)	10
156	Marriott International, Inc., Class - A (Hotels, Restaurants & Leisure)(a)	23
287	Marsh & McLennan Companies, Inc. (Insurance)	35
35	Martin Marietta Materials, Inc. (Construction Materials)	12
144	Masco Corp. (Building Products)	9
29	Masimo Corp. (Health Care Equipment & Supplies)(a)	7
503	MasterCard, Inc., Class - A (IT Services)	179
143	Match Group, Inc. (Interactive Media & Services)(a)	20
153	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	14
143	McCormick & Company, Inc. (Food Products)	13
421	McDonald's Corp. (Hotels, Restaurants & Leisure)	94
89	McKesson Corp. (Health Care Providers & Services)	17
316	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	7
25	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	37
432	MetLife, Inc. (Insurance)	26
13	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	15
259	MGM Resorts International (Hotels, Restaurants & Leisure)	10
147	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	23
629	Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)(a)	55
4,060	Microsoft Corp. (Software)	958
63	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	9
33	Mohawk Industries, Inc. (Household Durables)(a)	6
33	Molina Heathcare, Inc. (Health Care Providers & Services)(a)	8
108	Molson Coors Beverage Co., Class - B (Beverages)(a)	6
808	Mondelez International, Inc., Class - A (Food Products)	47
29	MongoDB, Inc. (IT Services)(a)	8
24	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	8
224	Monster Beverage Corp. (Beverages)(a)	20
96	Moody's Corp. (Capital Markets)	29
795	Morgan Stanley (Capital Markets)	62
94	Motorola Solutions, Inc. (Communications Equipment)	18
46	MSCI, Inc. (Capital Markets)	19
63	Nasdaq, Inc. (Capital Markets)	9
122	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	9

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
250	Netflix, Inc. (Entertainment)(a)	$130
50	Neurocrine Biosciences, Inc. (Biotechnology)(a)	5
454	Newmont Corp. (Metals & Mining)	27
221	News Corp., Class - A (Media)	6
1,107	NextEra Energy, Inc. (Electric Utilities)	84
709	NIKE, Inc., Class - B (Textiles, Apparel & Luxury Goods)	94
217	NiSource, Inc. (Multi-Utilities)	5
30	Nordson Corp. (Machinery)	6
144	Norfolk Southern Corp. (Road & Rail)	39
109	Northern Trust Corp. (Capital Markets)	11
310	Nortonlifelock, Inc. (Software)	7
139	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	5
167	Nucor Corp. (Metals & Mining)	13
350	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	187
2	NVR, Inc. (Household Durables)(a)	9
514	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	14
189	OGE Energy Corp. (Electric Utilities)	6
66	Okta, Inc. (IT Services)(a)	15
52	Old Dominion Freight Line, Inc. (Road & Rail)	13
129	Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	5
119	Omnicom Group, Inc. (Media)	9
227	ON Semiconductor Corp. (Semiconductors & Semiconductor Equipment)(a)	9
254	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	13
1,106	Oracle Corp. (Software)	78
41	O'Reilly Automotive, Inc. (Specialty Retail)(a)	21
227	Otis Worldwide Corp. (Machinery)	16
61	Owens Corning (Building Products)	6
196	PACCAR, Inc. (Machinery)	18
52	Packaging Corporation of America (Containers & Packaging)	7
53	Palo Alto Networks, Inc. (Communications Equipment)(a)	17
73	Parker Hannifin Corp. (Machinery)	23
183	Paychex, Inc. (IT Services)	18
28	PAYCOM Software, Inc. (Software)(a)	10
629	PayPal Holdings, Inc. (IT Services)(a)	153
134	Peloton Interactive, Inc., Class - A (Leisure Products)(a)	15
781	PepsiCo, Inc. (Beverages)	110
821	PG&E Corp. (Electric Utilities)(a)	10
247	Phillips 66 (Oil, Gas & Consumable Fuels)	20
64	Pinnacle West Capital Corp. (Electric Utilities)	5
300	Pinterest, Inc., Class - A (Interactive Media & Services)(a)	22
116	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	18
258	Plug Power, Inc. (Electrical Equipment)(a)	9
239	PNC Financial Services Group, Inc. (Banks)	42
22	Pool Corp. (Distributors)	8
110	PPD, Inc. (Life Sciences Tools & Services)(a)	4
134	PPG Industries, Inc. (Chemicals)	20

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
424	PPL Corp. (Electric Utilities)	$12
152	Principal Financial Group, Inc. (Insurance)	9
418	Prologis, Inc. (Equity Real Estate Investment Trusts)	44
224	Prudential Financial, Inc. (Insurance)	20
61	PTC, Inc. (Software)(a)	8
279	Public Service Enterprise Group, Inc. (Multi-Utilities)	17
89	Public Storage (Equity Real Estate Investment Trusts)	22
148	PulteGroup, Inc. (Household Durables)	8
63	Qorvo, Inc. (Semiconductors & Semiconductor Equipment)(a)	12
639	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	85
74	Quest Diagnostics, Inc. (Health Care Providers & Services)	9
68	Raymond James Financial, Inc. (Capital Markets)	8
194	Realty Income Corp. (Equity Real Estate Investment Trusts)	12
96	Regency Centers Corp. (Equity Real Estate Investment Trusts)	5
530	Regions Financial Corp. (Banks)	11
38	Reinsurance Group of America (Insurance)	5
123	Republic Services, Inc. (Commercial Services & Supplies)	12
80	ResMed, Inc. (Health Care Equipment & Supplies)	16
42	RingCentral, Inc., Class - A (Software)(a)	13
65	Robert Half International, Inc. (Professional Services)	5
66	Rockwell Automation, Inc. (Electrical Equipment)	18
62	Roku, Inc. (Household Durables)(a)	20
215	Rollins, Inc. (Commercial Services & Supplies)	7
59	Roper Technologies, Inc. (Industrial Conglomerates)	24
201	Ross Stores, Inc. (Specialty Retail)	24
170	Royalty Pharma PLC, Class - A (Pharmaceuticals)	7
72	RPM International, Inc. (Chemicals)	7
136	S&P Global, Inc. (Capital Markets)	48
514	Salesforce.com, Inc. (Software)(a)	109
71	Sarepta Therapeutics, Inc. (Biotechnology)(a)	5
63	SBA Communications Corp. (Equity Real Estate Investment Trusts)	17
787	Schlumberger Ltd. (Energy Equipment & Services)	21
128	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	10
70	Seagen, Inc. (Biotechnology)(a)	10
147	Sealed Air Corp. (Containers & Packaging)	7
117	SEI Investments Co. (Capital Markets)	7
163	Sempra Energy (Multi-Utilities)	22
110	ServiceNow, Inc. (Software)(a)	55
185	Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	21
1,034	Sirius XM Holdings, Inc. (Media)	6
92	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	17

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
253	Slack Technologies, Inc., Class - A (Software)(a)	$10
523	Snap, Inc., Class - A (Interactive Media & Services)(a)	27
28	Snap-on, Inc. (Machinery)	6
25	Snowflake, Inc., Class - A (IT Services)(a)	6
81	Southwest Airlines Co. (Airlines)(a)	5
92	Splunk, Inc. (Software)(a)	12
217	Square, Inc., Class - A (IT Services)(a)	49
127	SS&C Technologies Holdings, Inc. (Software)	9
91	Stanley Black & Decker, Inc. (Machinery)	18
663	Starbucks Corp. (Hotels, Restaurants & Leisure)	72
195	State Street Corp. (Capital Markets)	16
116	Steel Dynamics, Inc. (Metals & Mining)	6
191	Stryker Corp. (Health Care Equipment & Supplies)	47
59	Sun Communities, Inc. (Equity Real Estate Investment Trusts)	9
115	Sunrun, Inc. (Electrical Equipment)(a)	7
29	SVB Financial Group (Banks)(a)	14
290	Synchrony Financial (Consumer Finance)	12
84	Synopsys, Inc. (Software)(a)	21
273	Sysco Corp. (Food & Staples Retailing)	21
128	T. Rowe Price Group, Inc. (Capital Markets)	22
66	Take-Two Interactive Software, Inc. (Entertainment)(a)	12
283	Target Corp. (Multiline Retail)	56
64	Teladoc Health, Inc. (Health Care Technology)(a)	12
20	Teledyne Technologies, Inc. (Aerospace & Defense)(a)	8
26	Teleflex, Inc. (Health Care Equipment & Supplies)	11
92	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	11
429	Tesla, Inc. (Automobiles)(a)	287
519	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	98
367	The AES Corp. (Independent Power and Renewable Electricity Producers)	10
172	The Allstate Corp. (Insurance)	20
451	The Bank of New York Mellon Corp. (Capital Markets)	21
381	The Blackstone Group, Inc., Class - A (Capital Markets)	28
138	The Carlyle Group, Inc. (Capital Markets)	5
865	The Charles Schwab Corp. (Capital Markets)	56
70	The Clorox Co. (Household Products)	14
2,307	The Coca-Cola Co. (Beverages)	122
128	The Estee Lauder Companies, Inc. (Personal Products)	37
185	The Goldman Sachs Group, Inc. (Capital Markets)	60
202	The Hartford Financial Services Group, Inc. (Insurance)	13
84	The Hershey Co. (Food Products)	13
608	The Home Depot, Inc. (Specialty Retail)	186
215	The Interpublic Group of Companies, Inc. (Media)	6
63	The J.M. Smucker Co. (Food Products)	8

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
371	The Kraft Heinz Co. (Food Products)	$15
427	The Kroger Co. (Food & Staples Retailing)	15
199	The Mosaic Co. (Chemicals)	6
331	The Progressive Corp. (Insurance)	32
46	The Sherwin-Williams Co. (Chemicals)	34
597	The Southern Co. (Electric Utilities)	37
678	The TJX Companies, Inc. (Specialty Retail)	45
24	The Trade Desk, Inc., Class - A (Software)(a)	16
143	The Travelers Cos., Inc. (Insurance)	22
1,023	The Walt Disney Co. (Entertainment)(a)	189
227	The Western Union Co. (IT Services)	6
669	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	16
316	T-Mobile US, Inc. (Wireless Telecommunication Services)(a)	40
67	Tractor Supply Co. (Specialty Retail)	12
86	Tradeweb Markets, Inc., Class - A (Capital Markets)	6
136	Trane Technologies PLC (Building Products)	23
29	TransDigm Group, Inc. (Aerospace & Defense)(a)	17
105	TransUnion (Professional Services)	9
138	Trimble, Inc. (Electronic Equipment, Instruments & Components)(a)	11
762	Truist Financial Corp. (Banks)	44
79	Twilio, Inc., Class - A (IT Services)(a)	27
450	Twitter, Inc. (Interactive Media & Services)(a)	29
22	Tyler Technologies, Inc. (Software)(a)	9
168	Tyson Foods, Inc., Class - A (Food Products)	12
766	U.S. Bancorp (Banks)	42
548	Uber Technologies, Inc. (Road & Rail)(a)	30
162	UDR, Inc. (Equity Real Estate Investment Trusts)	7
118	UGI Corp. (Gas Utilities)	5
30	Ulta Beauty, Inc. (Specialty Retail)(a)	9
381	Union Pacific Corp. (Road & Rail)	84
404	United Parcel Service, Inc., Class - B (Air Freight & Logistics)	69
40	United Rentals, Inc. (Trading Companies & Distributors)(a)	13
536	UnitedHealth Group, Inc. (Health Care Providers & Services)	199
43	Universal Health Services, Inc., Class - B (Health Care Providers & Services)	6
183	V.F. Corp. (Textiles, Apparel & Luxury Goods)	15
22	Vail Resorts, Inc. (Hotels, Restaurants & Leisure)(a)	6
225	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	16
50	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	9
75	Veeva Systems, Inc., Class - A (Health Care Technology)(a)	20
207	Ventas, Inc. (Equity Real Estate Investment Trusts)	11
123	VEREIT Inc (Equity Real Estate Investment Trusts)	5
57	VeriSign, Inc. (IT Services)(a)	11

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
85	Verisk Analytics, Inc., Class - A (Professional Services)	$15
2,339	Verizon Communications, Inc. (Diversified Telecommunication Services)	136
312	ViacomCBS, Inc., Class - B (Media)	14
296	VICI Properties, Inc. (Equity Real Estate Investment Trusts)	8
957	Visa, Inc., Class - A (IT Services)	203
417	Vistra Corp. (Independent Power and Renewable Electricity Producers)	7
47	VMware, Inc., Class - A (Software)(a)	7
154	Vornado Realty Trust (Equity Real Estate Investment Trusts)	7
120	Voya Financial, Inc. (Diversified Financial Services)	8
76	Vulcan Materials Co. (Construction Materials)	13
79	W.R. Berkley Corp. (Insurance)	6
26	W.W. Grainger, Inc. (Trading Companies & Distributors)	10
416	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	23
801	Walmart, Inc. (Food & Staples Retailing)	109
239	Waste Management, Inc. (Commercial Services & Supplies)	31
34	Waters Corp. (Life Sciences Tools & Services)(a)	10
39	Wayfair, Inc., Class - A (Internet & Direct Marketing Retail)(a)	12
174	WEC Energy Group, Inc. (Multi-Utilities)	16
2,220	Wells Fargo & Co. (Banks)	87
230	Welltower, Inc. (Equity Real Estate Investment Trusts)	16
41	West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	12
168	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	11
100	Westinghouse Air Brake Technologies Corp. (Machinery)	8
145	WestRock Co. (Containers & Packaging)	8
412	Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	15
34	Whirlpool Corp. (Household Durables)	7
102	Workday, Inc., Class - A (Software)(a)	25
97	WP Carey, Inc. (Equity Real Estate Investment Trusts)	7
57	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	7
297	Xcel Energy, Inc. (Electric Utilities)	20
135	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	17
50	XPO Logistics, Inc. (Air Freight & Logistics)(a)	6
99	Xylem, Inc. (Machinery)	10
171	YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	18
29	Zebra Technologies Corp. (Electronic Equipment, Instruments & Components)(a)	14
64	Zendesk, Inc. (Software)(a)	8
58	Zillow Group, Inc., Class - A (Interactive Media & Services)(a)	8
82	Zillow Group, Inc., Class - C (Interactive Media & Services)(a)	11

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
117	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	$19
269	Zoetis, Inc. (Pharmaceuticals)	42
110	Zoom Video Communications, Inc., Class - A (Software)(a)	35
41	Zscaler, Inc. (Software)(a)	7
		17,596

	Total Common Stocks	27,067

	Preferred Stocks — 0.23%
	Germany — 0.23%
31	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	2
38	FUCHS PETROLUB SE — Preferred (Chemicals)	2
102	Henkel AG & Co. KGAA — Preferred (Household Products)	11
83	Porsche Automobil Holding SE — Preferred (Automobiles)	9
20	Sartorius AG — Preferred (Health Care Equipment & Supplies)	10
105	Volkswagen AG — Preferred (Automobiles)	30

	Total Preferred Stocks	64

	Rights — 0.00%
	Australia — 0.00%
52	Computershare Ltd., 4/19/21 (IT Services)(a)	—

	Italy — 0.00%
2,610	Snam SpA, 4/8/21 (Oil, Gas & Consumable Fuels)(a)	—

	Total Rights	—

	Investment Company — 0.32%
87,400	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(d)	87

	Total Investment Company	87

	Total Investments (cost $18,666) — 99.74%	27,218
	Other assets in excess of liabilities — 0.26%	71

	Net Assets - 100.00%	$27,289

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $82 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(a)	Represents non-income producing security.

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2021.
(d)	Annualized 7-day yield as of period-end.
As of March 31, 2021, 100% of the Portfolio's net assets were managed by Mellon Investments Corporation.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2021.

Forward Currency Contracts

Long Contracts
Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
Danish Krone	14	U.S. Dollar	2	Societe Generale	4/7/21	$—
Hong Kong Dollar	20	U.S. Dollar	3	Morgan Stanley	4/7/21	—
						$—
				Total Unrealized Appreciation		$—
				Total Unrealized Depreciation		—
				Total Net Unrealized Appreciation/(Depreciation)		$—

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.55%
	Australia — 6.88%
8,110	Afterpay Ltd. (IT Services)(a)	$625
69,563	Ampol Ltd. (Oil, Gas & Consumable Fuels)	1,297
133,508	APA Group (Gas Utilities)	1,016
21,823	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	569
128,105	Aurizon Holdings Ltd. (Road & Rail)	379
78,246	AusNet Services (Electric Utilities)	109
193,458	Australia & New Zealand Banking Group Ltd. (Banks)	4,140
82,839	Bendigo & Adelaide Bank Ltd. (Banks)	633
70,201	BHP Billiton Ltd. (Metals & Mining)	2,415
136,113	BHP Group Ltd. (Metals & Mining)	3,930
14,978	Brambles Ltd. (Commercial Services & Supplies)	120
1,978	Cochlear Ltd. (Health Care Equipment & Supplies)	317
9,044	Coles Group Ltd. (Food & Staples Retailing)	110
52,086	Commonwealth Bank of Australia (Banks)	3,406
11,241	CSL Ltd. (Biotechnology)	2,259
201,121	Dexus (Equity Real Estate Investment Trusts)	1,489
64,304	Fortescue Metals Group Ltd. (Metals & Mining)	976
68,557	Goodman Group (Equity Real Estate Investment Trusts)	943
34,055	Insurance Australia Group Ltd. (Insurance)	121
25,683	LendLease Group (Real Estate Management & Development)	252
7,899	Macquarie Group Ltd. (Capital Markets)	917
104,574	Medibank Private Ltd. (Insurance)	222
149,383	Mirvac Group (Equity Real Estate Investment Trusts)	284
206,900	National Australia Bank Ltd. (Banks)	4,085
44,626	Qantas Airways Ltd. (Airlines)(a)	172
55,092	QBE Insurance Group Ltd. (Insurance)	402
30,588	Rio Tinto Ltd. (Metals & Mining)	2,573
73,450	Santos Ltd. (Oil, Gas & Consumable Fuels)	396
205,252	Scentre Group (Equity Real Estate Investment Trusts)	440
90,538	Stockland (Equity Real Estate Investment Trusts)	303
18,427	Suncorp Group Ltd. (Insurance)	139
42,047	Sydney Airport (Transportation Infrastructure)(a)	198
562,458	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,999
42,567	The GPT Group (Equity Real Estate Investment Trusts)	149
117,131	Transurban Group (Transportation Infrastructure)	1,185
44,996	Treasury Wine Estates Ltd. (Beverages)	354
63,839	Wesfarmers Ltd. (Food & Staples Retailing)	2,553
224,539	Westpac Banking Corp. (Banks)	4,162
20,593	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	375
48,346	Woolworths Group Ltd. (Food & Staples Retailing)	1,500
35,740	Worley Ltd. (Energy Equipment & Services)	285
		47,799

	Austria — 0.15%
23,927	Erste Group Bank AG (Banks)(a)	811

Shares	Security Description	Value (000)

	Austria (continued)
4,792	OMV AG (Oil, Gas & Consumable Fuels)	$243
		1,054

	Belgium — 0.78%
4,336	Ageas SA (Insurance)	262
48,894	Anheuser-Busch InBev N.V. (Beverages)	3,082
2,942	Colruyt SA (Food & Staples Retailing)	175
9,584	KBC Group N.V. (Banks)(a)	697
1,294	Solvay SA, Class - A (Chemicals)	161
20,206	Umicore SA (Chemicals)	1,072
		5,449

	Canada — 9.24%
9,075	Agnico Eagle Mines Ltd. (Metals & Mining)	525
30,089	Air Canada (Airlines)(a)	626
56,785	Alimentation Couche-Tard, Inc., Class - B (Food & Staples Retailing)	1,831
8,987	AltaGas Ltd. (Gas Utilities)	150
20,657	B2gold Corp. (Metals & Mining)	89
45,514	Bank of Montreal (Banks)	4,059
83,898	Barrick Gold Corp. (Metals & Mining)	1,665
15,142	BCE, Inc. (Diversified Telecommunication Services)	684
19,795	Brookfield Asset Management, Inc. (Capital Markets)	881
10,168	CAE, Inc. (Aerospace & Defense)(a)	290
31,854	Cameco Corp. (Oil, Gas & Consumable Fuels)	528
3,161	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts)	135
6,757	Canadian National Railway Co. (Road & Rail)	784
55,707	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,722
626	Canadian Pacific Railway Ltd. (Road & Rail)	239
11,085	Canadian Tire Corp. Ltd., Class - A (Multiline Retail)	1,573
4,454	Canadian Utilities Ltd., Class - A (Multi-Utilities)	120
9,755	Canopy Growth Corp. (Pharmaceuticals)(a)	313
3,259	CCL Industries, Inc., Class - B (Containers & Packaging)	180
125,033	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	939
9,128	CGI, Inc. (IT Services)(a)	760
30,477	CI Financial Corp. (Capital Markets)	440
835	Constellation Software, Inc. (Software)	1,166
23,523	Cronos Group, Inc. (Pharmaceuticals)(a)	222
11,192	Dollarama, Inc. (Multiline Retail)	495
77,385	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,819
1,023	Fairfax Financial Holdings Ltd. (Insurance)	447
10,649	First Capital Real Estate Investment Trust (Real Estate Management & Development)	140
17,917	First Quantum Minerals Ltd. (Metals & Mining)	342
7,996	Franco-Nevada Corp. (Metals & Mining)	1,002
24,142	GFL Environmental, Inc. (Commercial Services & Supplies)	844
64,358	Great-West Lifeco, Inc. (Insurance)	1,713
27,914	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts)	317
12,464	Hydro One Ltd. (Electric Utilities)	290
5,430	Intact Financial Corp. (Insurance)	666

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
133,199	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	$1,905
56,358	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,172
10,347	Kirkland Lake Gold Ltd. (Metals & Mining)	349
36,396	Magna International, Inc. (Auto Components)	3,206
8,370	Manulife Financial Corp. (Insurance)	180
15,818	Methanex Corp. (Chemicals)	584
18,402	National Bank of Canada (Banks)	1,250
3,356	Nutrien Ltd. (Chemicals)	181
2,257	Onex Corp. (Diversified Financial Services)	140
53,084	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,266
8,013	Pan American Silver Corp. (Metals & Mining)	240
4,287	Parkland Corp. (Oil, Gas & Consumable Fuels)	129
7,732	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	223
66,482	Power Corp. of Canada (Insurance)	1,748
2,148	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	140
67,963	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,053
4,162	Ritchie Bros Auctioneers, Inc. (Commercial Services & Supplies)	244
7,333	Rogers Communications, Inc., Class - B (Wireless Telecommunication Services)	338
13,410	Royal Bank of Canada (Banks)	1,237
3,968	Shopify, Inc. (IT Services)(a)	4,382
7,087	SmartCentres Real Estate Investment Trust (Equity Real Estate Investment Trusts)	151
52,951	Sun Life Financial, Inc. (Insurance)	2,676
35,858	TC Energy Corp. (Oil, Gas & Consumable Fuels)	1,644
18,439	Teck Resources Ltd., Class - B (Metals & Mining)	353
72,937	TELUS Corp. (Diversified Telecommunication Services)	1,453
71,727	The Bank of Nova Scotia (Banks)	4,489
19,231	The Toronto-Dominion Bank (Banks)	1,254
22,457	Thomson Reuters Corp. (Professional Services)	1,968
1,552	Topicus.com, Inc. (Software)(a)	102
28,308	Wheaton Precious Metals Corp. (Metals & Mining)	1,081
20,803	Yamana Gold, Inc. (Metals & Mining)	90
		64,224

	China — 0.48%
9,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	595
34,800	Tencent Holdings Ltd. (Interactive Media & Services)	2,731
		3,326

	Denmark — 1.88%
77	A.P. Moller - Maersk A/S, Class - B (Marine)	179
6,413	Ambu A/S, Class - B (Health Care Equipment & Supplies)	301
865	Carlsberg A/S, Class - B (Beverages)	133
4,873	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	733

Shares	Security Description	Value (000)

	Denmark (continued)
26,357	Danske Bank A/S (Banks)	$493
4,260	Demant A/S (Health Care Equipment & Supplies)(a)	180
5,336	DSV PANALPINA A/S (Road & Rail)	1,047
10,516	Genmab A/S (Biotechnology)(a)	3,460
89,256	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,048
1,731	Orsted A/S (Electric Utilities)	280
3,832	Tryg A/S (Insurance)	90
662	Vestas Wind Systems A/S (Electrical Equipment)	136
		13,080

	Finland — 1.28%
17,096	Fortum Oyj (Electric Utilities)	456
1,563	Kone Oyj, Class - B (Machinery)	128
38,567	Neste Oyj (Oil, Gas & Consumable Fuels)	2,047
231,473	Nokia Oyj (Communications Equipment)(a)	924
278,699	Nordea Bank Abp (Banks)	2,745
4,638	Sampo Oyj, Class - A (Insurance)	209
44,232	Stora Enso Oyj, R Shares (Paper & Forest Products)	825
38,915	UPM-Kymmene Oyj (Paper & Forest Products)	1,398
13,770	Wartsila Oyj Abp (Machinery)	144
		8,876

	France — 9.19%
4,298	Accor SA (Hotels, Restaurants & Leisure)(a)	162
2,427	Aeroports de Paris (Transportation Infrastructure)(a)	290
36,115	Air Liquide SA (Chemicals)	5,900
21,976	Amundi SA (Capital Markets)	1,757
69,410	AXA SA (Insurance)	1,863
1,848	BioMerieux (Health Care Equipment & Supplies)	235
71,443	BNP Paribas SA (Banks)(a)	4,346
7,743	Bouygues SA (Construction & Engineering)	310
1,044	Capgemini SE (IT Services)	178
7,846	Carrefour SA (Food & Staples Retailing)	142
3,697	Compagnie de Saint-Gobain (Building Products)	218
1,644	Covivio (Equity Real Estate Investment Trusts)	141
124,100	Credit Agricole SA (Banks)	1,796
126	Dassault Aviation SA (Aerospace & Defense)(a)	140
5,400	Dassault Systemes SE (Software)	1,155
18,756	Eiffage SA (Construction & Engineering)	1,877
13,862	Electricite de France SA (Electric Utilities)	186
70,013	Engie SA (Multi-Utilities)	994
18,607	EssilorLuxottica SA (Health Care Equipment & Supplies)	3,029
2,933	Eurazeo SE (Diversified Financial Services)(a)	223
709	Faurecia SE (Auto Components)(a)	38
6,787	Faurecia SE (Auto Components)(a)	362
1,347	Gecina SA (Equity Real Estate Investment Trusts)	185
2,500	Hermes International (Textiles, Apparel & Luxury Goods)	2,767
2,165	ICADE (Equity Real Estate Investment Trusts)	158
7,279	JCDecaux SA (Media)(a)	184

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
2,878	Kering SA (Textiles, Apparel & Luxury Goods)	$1,986
9,537	L'Oreal SA (Personal Products)	3,655
7,080	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	4,716
47,979	Natixism SA (Capital Markets)(a)	230
76,479	Orange SA (Diversified Telecommunication Services)	942
1,962	Orpea (Health Care Providers & Services)(a)	227
8,063	Pernod Ricard SA (Beverages)	1,513
8,075	Publicis Groupe SA (Media)	493
7,657	Renault SA (Automobiles)(a)	332
12,283	Safran SA (Aerospace & Defense)(a)	1,671
40,107	Sanofi (Pharmaceuticals)	3,962
34,976	Schneider Electric SE (Electrical Equipment)	5,343
6,206	SCOR SE (Insurance)(a)	212
1,651	SEB SA (Household Durables)	291
112,087	Societe Generale SA (Banks)	2,933
1,544	Sodexo SA (Hotels, Restaurants & Leisure)(a)	148
2,405	Teleperformance (Professional Services)	876
4,176	Thales SA (Aerospace & Defense)	415
23,861	TOTAL SA (Oil, Gas & Consumable Fuels)	1,113
3,472	UbiSoft Entertainment SA (Entertainment)(a)	264
7,086	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	568
3,491	Valeo SA (Auto Components)	119
15,933	Veolia Environnement SA (Multi-Utilities)	408
9,319	Vinci SA (Construction & Engineering)	955
31,487	Vivendi SA (Entertainment)	1,034
3,828	Wendel SE (Diversified Financial Services)	475
4,125	Worldline SA (IT Services)(a)	346
		63,863

	Germany — 7.46%
3,061	adidas AG (Textiles, Apparel & Luxury Goods)(a)	955
23,597	Allianz SE (Insurance)	6,005
50,260	Aroundtown SA (Real Estate Management & Development)	358
14,847	BASF SE (Chemicals)	1,233
1,793	Bayerische Motoren Werke AG (Automobiles)	186
38,284	Commerzbank AG (Banks)(a)	235
6,091	Continental AG (Auto Components)	805
2,878	Daimler AG (Automobiles)	257
4,651	Delivery Hero SE (Internet & Direct Marketing Retail)(a)	603
113,622	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,357
23,940	Deutsche Boerse AG (Capital Markets)	3,978
22,209	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	294
98,153	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	5,376
268,933	Deutsche Telekom AG (Diversified Telecommunication Services)	5,414
17,334	Deutsche Wohnen SE (Real Estate Management & Development)	809
77,431	E.ON SE (Multi-Utilities)	901
7,498	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)(a)	456

Shares	Security Description	Value (000)

	Germany (continued)
7,179	Fresenius SE & Co. KGAA (Health Care Providers & Services)	$320
6,983	GEA Group AG (Machinery)	286
1,115	Hannover Rueckversicherung SE (Insurance)	204
1,816	HeidelbergCement AG (Construction Materials)	165
1,452	Henkel AG & Co. KGAA (Household Products)	144
2,422	HOCHTIEF AG (Construction & Engineering)	217
82,230	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,486
1,986	Knorr-Bremse AG (Machinery)	248
2,028	MTU Aero Engines AG (Aerospace & Defense)	477
2,693	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	829
3,699	Puma SE (Textiles, Apparel & Luxury Goods)(a)	362
3,385	RWE AG (Multi-Utilities)	133
42,196	SAP SE (Software)	5,167
32,127	Siemens AG, Registered Shares (Industrial Conglomerates)	5,274
16,063	Siemens Energy AG (Electric Utilities)(a)	577
5,796	Siemens Healthineers AG (Health Care Equipment & Supplies)	314
10,266	Symrise AG (Chemicals)	1,245
11,049	TeamViewer AG (Software)(a)	472
48,500	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	142
56,299	TUI AG (Hotels, Restaurants & Leisure)(a)	285
1,532	Volkswagen AG (Automobiles)	555
17,715	Vonovia SE (Real Estate Management & Development)	1,157
5,685	Zalando SE (Internet & Direct Marketing Retail)(a)	558
		51,839

	Hong Kong — 2.60%
483,480	AIA Group Ltd. (Insurance)	5,866
12,400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	158
135,555	BOC Hong Kong Holdings Ltd. (Banks)	473
65,700	Budweiser Brewing Co. APAC Ltd. (Beverages)	196
334,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(b)	—
98,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	598
61,093	CLP Holdings Ltd. (Electric Utilities)	593
31,400	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	135
18,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	162
77,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	200
109,206	Hang Seng Bank Ltd. (Banks)	2,115
87,073	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	86
122,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	174

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
34,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	$2,042
335,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,649
9,500	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	314
43,500	Kerry Properties Ltd. (Real Estate Management & Development)	140
59,500	MTR Corp. Ltd. (Road & Rail)	337
14,472	Pacific Century Premium Developments Ltd. (Real Estate Management & Development)(a)	1
121,391	PCCW Ltd. (Diversified Telecommunication Services)	68
87,200	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	436
23,756	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	360
24,000	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	180
52,000	Techtronic Industries Co. Ltd. (Household Durables)	890
59,417	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	541
413,500	WH Group Ltd. (Food Products)	335
		18,049

	Ireland (Republic of) — 0.83%
332,317	Bank of Ireland Group PLC (Banks)(a)	1,649
24,053	CRH PLC (Construction Materials)	1,127
34,489	Experian PLC (Professional Services)	1,187
1,552	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	334
1,766	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	377
16,821	James Hardie Industries PLC (Construction Materials)	509
4,517	Kerry Group PLC, Class - A (Food Products)	565
		5,748

	Isle of Man — 0.12%
38,227	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	800

	Israel — 0.54%
43,244	Bank Hapoalim BM (Banks)(a)	336
866	Nice Ltd. (Software)(a)	187
11,379	Nice Systems Ltd., ADR (Software)(a)	2,480
40,959	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	473
1,096	Wix.com Ltd. (IT Services)(a)	306
		3,782

	Italy — 1.87%
81,579	Assicurazioni Generali SpA (Insurance)	1,632
19,370	Atlantia SpA (Transportation Infrastructure)(a)	362
319,846	Enel SpA (Electric Utilities)	3,186
5,008	Ferrari N.V. (Automobiles)	1,047
8,190	FinecoBank Banca Fineco SpA (Banks)(a)	134
549,472	Intesa Sanpaolo SpA (Banks)	1,489
187,061	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	2,074
7,356	Moncler SpA (Textiles, Apparel & Luxury Goods)	422
23,414	Pirelli & C SpA (Auto Components)(a)	137
12,285	Poste Italiane SpA (Insurance)	156
110,979	Snam SpA (Oil, Gas & Consumable Fuels)	615

Shares	Security Description	Value (000)

	Italy (continued)
229,225	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	$1,730
		12,984

	Japan — 21.24%
2,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	192
27,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	816
6,845	AGC, Inc. (Building Products)	286
26,800	Ajinomoto Co., Inc. (Food Products)	548
7,100	Alfresa Holdings Corp. (Health Care Providers & Services)	137
15,300	Amada Co. Ltd. (Machinery)	171
17,400	Asahi Group Holdings Ltd. (Beverages)	733
3,900	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	107
48,400	Asahi Kasei Corp. (Chemicals)	557
103,600	Astellas Pharma, Inc. (Pharmaceuticals)	1,593
26,700	Bandai Namco Holdings, Inc. (Leisure Products)	1,904
15,200	Bridgestone Corp. (Auto Components)	614
3,900	Calbee, Inc. (Food Products)	99
38,300	Canon, Inc. (Technology Hardware, Storage & Peripherals)	866
12,600	Casio Computer Co. Ltd. (Household Durables)	237
74,300	Chubu Electric Power Co. Inc. (Electric Utilities)	956
31,300	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,269
363,700	Concordia Financial Group Ltd. (Banks)	1,475
40,000	CyberAgent, Inc. (Media)	720
13,388	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	280
15,900	Daicel Corp. (Chemicals)	122
2,900	Daifuku Co. Ltd. (Machinery)	284
40,900	Dai-ichi Life Holdings, Inc. (Insurance)	703
15,400	Daikin Industries Ltd. (Building Products)	3,105
2,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	299
22,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	646
3,000	Denso Corp. (Auto Components)	199
4,800	Dentsu Group, Inc. (Media)	154
800	Disco Corp. (Semiconductors & Semiconductor Equipment)	251
27,900	East Japan Railway Co. (Road & Rail)	1,976
14,000	Eisai Co. Ltd. (Pharmaceuticals)	938
118,657	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	538
12,700	FANUC Corp. (Machinery)	3,004
2,400	Fast Retailing Co. Ltd. (Specialty Retail)	1,911
13,700	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	813
10,900	Fujitsu Ltd. (IT Services)	1,575
6,500	Fukuoka Financial Group, Inc. (Banks)	123
4,200	GMO Payment Gateway, Inc. (IT Services)	557
8,800	Hankyu Hanshin Holdings, Inc. (Road & Rail)	282
16,200	Hino Motors Ltd. (Machinery)	139
37,100	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	1,677
12,600	Hitachi Metals Ltd. (Metals & Mining)	207
75,200	Honda Motor Co. Ltd. (Automobiles)	2,254
25,800	HOYA Corp. (Health Care Equipment & Supplies)	3,031

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
8,800	Iida Group Holdings Co. Ltd. (Household Durables)	$213
39,100	Inpex Corp. (Oil, Gas & Consumable Fuels)	267
22,100	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	155
21,000	Isuzu Motors Ltd. (Automobiles)	226
100,617	ITOCHU Corp. (Trading Companies & Distributors)	3,261
20,900	Japan Exchange Group, Inc. (Capital Markets)	490
16,700	Japan Post Bank Co. Ltd. (Banks)	160
131,100	Japan Post Holdings Co. Ltd. (Insurance)	1,168
8,300	Japan Post Insurance Co. Ltd. (Insurance)	170
39	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	145
40	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	236
200	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	204
15,900	Japan Tobacco, Inc. (Tobacco)	305
13,100	JGC Holdings Corp. (Construction & Engineering)	160
5,554	JSR Corp. (Chemicals)	168
17,100	Kajima Corp. (Construction & Engineering)	243
9,200	Kawasaki Heavy Industries Ltd. (Machinery)(a)	228
101,200	KDDI Corp. (Wireless Telecommunication Services)	3,103
8,500	Keikyu Corp. (Road & Rail)	128
4,000	Keio Corp. (Road & Rail)	269
5,600	Keisei Electric Railway Co. Ltd. (Road & Rail)	183
7,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	3,179
2,800	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	107
46,300	Kirin Holdings Co. Ltd., Class - C (Beverages)	887
2,100	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	196
4,000	Koito Manufacturing Co. Ltd. (Auto Components)	268
15,545	Komatsu Ltd. (Machinery)	480
1,400	Kose Corp. (Personal Products)	198
39,300	Kubota Corp. (Machinery)	894
12,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	774
49,500	Kyushu Electric Power Co., Inc. (Electric Utilities)	488
6,100	Kyushu Railway Co. (Road & Rail)	142
5,900	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	774
12,400	Lion Corp. (Household Products)	242
18,900	M3, Inc. (Health Care Technology)	1,292
63,300	Marubeni Corp. (Trading Companies & Distributors)	526
3,200	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	147
7,600	Medipal Holdings Corp. (Health Care Providers & Services)	146
4,700	MEIJI Holdings Co. Ltd. (Food Products)	302
9,100	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	413
11,600	MISUMI Group, Inc. (Machinery)	337
57,145	Mitsubishi Corp. (Trading Companies & Distributors)	1,616

Shares	Security Description	Value (000)

	Japan (continued)
103,600	Mitsubishi Electric Corp. (Electrical Equipment)	$1,578
38,100	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	665
471,200	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,518
131,788	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,740
36,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	820
15,800	MonotaRO Co. Ltd. (Trading Companies & Distributors)	427
4,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	123
47,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,771
5,800	Nabtesco Corp. (Machinery)	265
14,700	NEC Corp. (Technology Hardware, Storage & Peripherals)	866
20,200	Nexon Co. Ltd. (Entertainment)	655
17,000	Nidec Corp. (Electrical Equipment)	2,063
19,200	Nikon Corp. (Household Durables)	179
4,300	Nintendo Co. Ltd. (Entertainment)	2,401
35	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	206
2,800	Nippon Express Co. Ltd. (Road & Rail)	208
82	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	263
32,800	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	2,438
30,800	Nippon Steel Corp. (Metals & Mining)	525
48,900	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,255
77,500	Nissan Motor Co. Ltd. (Automobiles)(a)	431
7,600	Nisshin Seifun Group, Inc. (Food Products)	127
2,600	Nissin Foods Holdings Co. Ltd. (Food Products)	193
4,400	Nitori Holdings Co. Ltd. (Specialty Retail)	852
24,900	Nomura Holdings, Inc. (Capital Markets)	131
162	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	243
17,800	Nomura Research Institute Ltd. (IT Services)	551
1,800	Obic Co. Ltd. (IT Services)	329
4,300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	117
46,900	Oji Paper Co. Ltd. (Paper & Forest Products)	303
44,200	Olympus Corp. (Health Care Equipment & Supplies)	915
10,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	812
6,000	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	901
10,800	ORIX Corp. (Diversified Financial Services)	182
10,400	Osaka Gas Co. Ltd. (Gas Utilities)	203
3,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	127
18,900	Pan Pacific International Holdings Corp. (Multiline Retail)	446
201,500	Panasonic Corp. (Household Durables)	2,591
7,600	Park24 Co. Ltd. (Commercial Services & Supplies)(a)	142

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,900	Pigeon Corp. (Household Products)	$186
7,400	Pola Orbis Holdings, Inc. (Personal Products)	178
51,800	Rakuten, Inc. (Internet & Direct Marketing Retail)	617
48,200	Recruit Holdings Co. Ltd. (Professional Services)	2,351
2,700	Rinnai Corp. (Household Durables)	302
5,600	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	547
5,100	SBI Holdings, Inc. (Capital Markets)	138
8,000	Secom Co. Ltd. (Commercial Services & Supplies)	673
35,552	Sekisui House Ltd. (Household Durables)	762
12,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	275
16,500	Sharp Corp. (Household Durables)	285
2,800	Shimano, Inc. (Leisure Products)	667
11,200	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,883
10,100	Shionogi & Co. Ltd. (Pharmaceuticals)	543
14,100	Shiseido Co. Ltd. (Personal Products)	945
6,600	Showa Denko KK (Chemicals)	188
2,100	SMC Corp. (Machinery)	1,220
62,800	SoftBank Group Corp. (Wireless Telecommunication Services)	5,293
2,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	132
12,800	Sompo Holdings, Inc. (Insurance)	490
30,600	Sony Corp. (Household Durables)	3,206
45,486	Sumitomo Corp. (Trading Companies & Distributors)	648
40,548	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,468
13,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	467
3,400	Sundrug Co. Ltd. (Food & Staples Retailing)	124
3,300	Suzuken Co. Ltd. (Health Care Providers & Services)	129
13,900	Suzuki Motor Corp. (Automobiles)	631
6,800	Sysmex Corp. (Health Care Equipment & Supplies)	732
4,900	Taiheiyo Cement Corp. (Construction Materials)	129
1,900	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	123
6,300	Taiyo Nippon Sanso Corp. (Chemicals)	120
59,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,127
1,100	TDK Corp. (Electronic Equipment, Instruments & Components)	152
52,200	Terumo Corp. (Health Care Equipment & Supplies)	1,886
2,900	The Bank of Kyoto Ltd. (Banks)	178
22,400	The Chiba Bank Ltd. (Banks)	147
9,942	The Chugoku Electric Power Company, Inc. (Electric Utilities)	122
182,500	The Shizuoka Bank Ltd. (Banks)	1,434
8,000	THK Co. Ltd. (Machinery)	277
4,500	Toho Gas Co. Ltd. (Gas Utilities)	278
24,600	Tokio Marine Holdings, Inc. (Insurance)	1,170
8,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,720
25,700	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)	152
52,900	Toray Industries, Inc. (Chemicals)	340

Shares	Security Description	Value (000)

	Japan (continued)
14,700	Toshiba Corp. (Industrial Conglomerates)	$497
7,000	Toyo Suisan Kaisha Ltd. (Food Products)	294
21,600	Toyota Industries Corp. (Auto Components)	1,924
97,000	Toyota Motor Corp. (Automobiles)	7,550
6,770	Toyota Tsusho Corp. (Trading Companies & Distributors)	284
6,427	Trend Micro, Inc. (Software)	322
1,500	Tsuruha Holdings, Inc. (Food & Staples Retailing)	193
16,500	Unicharm Corp. (Household Products)	692
113	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	152
21,200	USS Co. Ltd. (Specialty Retail)	414
13,100	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	359
6,600	Yamazaki Baking Co. Ltd. (Food Products)	107
9,200	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	458
25,400	Z Holdings Corp. (Interactive Media & Services)	126
		147,607

	Jersey — 0.38%
387,007	Glencore PLC (Metals & Mining)(a)	1,516
88,265	WPP PLC (Media)	1,120
		2,636

	Luxembourg — 0.33%
27,423	ArcelorMittal SA (Metals & Mining)(a)	792
132,297	Tenaris SA (Energy Equipment & Services)	1,491
		2,283

	Netherlands — 3.74%
58,647	ABN AMRO Group N.V. (Banks)(a)	712
425	Adyen N.V. (IT Services)(a)	949
73,595	AEGON N.V. (Insurance)	350
8,728	AerCap Holdings N.V. (Trading Companies & Distributors)(a)	513
23,149	Airbus SE (Aerospace & Defense)(a)	2,620
29,390	Akzo Nobel N.V. (Chemicals)	3,283
12,377	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	7,502
39,102	CNH Industrial N.V. (Machinery)	605
4,144	EXOR N.V. (Diversified Financial Services)	350
6,020	Heineken N.V. (Beverages)	619
15,662	ING Groep N.V. (Banks)	192
1,268	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)	117
61,945	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,725
15,440	Koninklijke DSM N.V. (Chemicals)	2,613
65,979	Koninklijke KPN N.V. (Diversified Telecommunication Services)	224
2,360	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	135
5,828	NN Group N.V. (Insurance)	285
18,507	Prosus N.V. (Internet & Direct Marketing Retail)	2,057
4,181	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	159
11,488	Wolters Kluwer N.V. (Professional Services)	998
		26,008

	New Zealand — 0.22%
60,589	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	332

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	New Zealand (continued)
25,101	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	$562
38,532	Mercury NZ Ltd. (Electric Utilities)	175
48,979	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	184
16,268	Ryman Healthcare Ltd. (Health Care Providers & Services)	174
36,835	Spark New Zealand Ltd. (Diversified Telecommunication Services)	115
		1,542

	Norway — 0.60%
67,459	DNB ASA (Banks)	1,436
108,907	Equinor ASA (Oil, Gas & Consumable Fuels)	2,131
24,253	Mowi ASA (Food Products)	602
		4,169

	Papua New Guinea — 0.05%
122,619	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	382

	Portugal — 0.35%
400,153	EDP - Energias de Portugal SA (Electric Utilities)	2,285
10,338	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	174
		2,459

	Singapore — 0.91%
237,472	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	539
166,999	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	269
58,000	CapitaLand Ltd. (Real Estate Management & Development)	162
57,800	DBS Group Holdings Ltd. (Banks)	1,237
18,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	163
58,700	Singapore Airlines Ltd. (Airlines)(a)	242
18,700	Singapore Exchange Ltd. (Capital Markets)	139
540,700	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	1,564
8,100	United Overseas Bank Ltd. (Banks)	156
457,800	Wilmar International Ltd. (Food Products)	1,844
		6,315

	South Korea — 0.34%
32,902	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,367

	Spain — 1.86%
10,784	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	357
2,724	Aena SME SA (Transportation Infrastructure)(a)	442
17,469	Amadeus IT Group SA (IT Services)(a)	1,237
678,386	Banco Bilbao Vizcaya Argentaria SA (Banks)	3,520
28,433	Bankinter SA (Banks)	197
140,428	CaixaBank SA (Banks)	435
8,071	Cellnex Telecom SA (Diversified Telecommunication Services)	465
8,592	Enagas SA (Oil, Gas & Consumable Fuels)	187
11,451	Endesa SA (Electric Utilities)	303
7,320	Grifols SA, ADR (Biotechnology)	127
4,458	Grifols SA (Biotechnology)	117
256,848	Iberdrola SA (Electric Utilities)	3,308

Shares	Security Description	Value (000)

	Spain (continued)
41,666	Industria de Diseno Textil SA (Specialty Retail)	$1,373
14,150	Naturgy Energy Group SA (Gas Utilities)	347
17,123	Red Electrica Corp. SA (Electric Utilities)	303
17,963	Repsol SA (Oil, Gas & Consumable Fuels)	222
		12,940

	Sweden — 2.46%
38,059	Assa Abloy AB, B Shares (Building Products)	1,094
25,498	Atlas Copco AB, A Shares (Machinery)	1,553
14,818	Atlas Copco AB, B Shares (Machinery)	771
8,564	Electrolux AB, B Shares (Household Durables)	238
24,908	Essity AB, Class - B (Household Products)	787
23,886	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	538
15,868	Husqvarna AB (Household Durables)	229
2,566	ICA Gruppen AB (Food & Staples Retailing)	126
6,435	Kinnevik AB, Class - B (Diversified Financial Services)	313
35,660	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	1,948
6,416	Sandvik AB (Machinery)(a)	175
61,801	Skandinaviska Enskilda Banken AB, Class - A (Banks)	754
33,960	Skanska AB, B Shares (Construction & Engineering)	852
36,959	SKF AB, B Shares (Machinery)	1,051
46,951	Svenska Handelsbanken AB, A Shares (Banks)	510
34,388	Swedbank AB, A Shares (Banks)	606
6,980	Swedish Match AB (Tobacco)	545
26,659	Tele2 AB, B Shares (Wireless Telecommunication Services)	360
97,622	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	1,292
95,151	Telia Co. AB (Diversified Telecommunication Services)	412
117,701	Volvo AB, B Shares (Machinery)	2,978
		17,132

	Switzerland — 8.21%
135,931	ABB Ltd., Registered Shares (Electrical Equipment)	4,108
13,310	Alcon, Inc. (Health Care Equipment & Supplies)(a)	932
1,838	Baloise Holding AG, Registered Shares (Insurance)	313
116	Barry Callebaut AG, Registered Shares (Food Products)	262
44	Chocoladefabriken Lindt & Spruengli AG (Food Products)	384
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	458
14,421	Coca-Cola HBC AG (Beverages)	459
19,821	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	1,903
37,799	Credit Suisse Group AG, Registered Shares (Capital Markets)	396
761	EMS-Chemie Holding AG (Chemicals)	680
29,865	Idorsia Ltd. (Biotechnology)(a)	801
5,080	Kuehne & Nagel International AG, Registered Shares (Marine)	1,450

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
4,467	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)	$2,498
8,432	Medacta Group SA (Health Care Equipment & Supplies)(a)	907
115,521	Nestle SA, Registered Shares (Food Products)	12,876
85,767	Novartis AG, Registered Shares (Pharmaceuticals)	7,330
441	Partners Group Holding AG (Capital Markets)	563
29,400	Roche Holding AG (Pharmaceuticals)	9,502
500	SGS SA, Registered Shares (Professional Services)	1,419
504	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)	134
1,212	Swiss Life Holding AG (Insurance)	596
3,688	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	340
9,698	Swiss Re AG (Insurance)	954
1,212	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	650
4,283	Temenos AG, Registered Shares (Software)	617
1,098	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	316
280,613	UBS Group AG (Capital Markets)	4,346
871	Vifor Pharma AG (Pharmaceuticals)	119
4,186	Zurich Financial Services AG (Insurance)	1,787
		57,100

	United Kingdom — 11.50%
38,163	3i Group PLC (Capital Markets)	607
5,633	Admiral Group PLC (Insurance)	241
46,639	Anglo American PLC (Metals & Mining)	1,827
17,119	Ashtead Group PLC (Trading Companies & Distributors)	1,021
21,941	Associated British Foods PLC (Food Products)(a)	730
53,176	AstraZeneca PLC (Pharmaceuticals)	5,313
31,506	Auto Trader Group PLC (Interactive Media & Services)(a)	241
27,235	Aveva Group PLC (Software)	1,285
380,982	Aviva PLC (Insurance)	2,144
121,738	BAE Systems PLC (Aerospace & Defense)	847
74,250	Barratt Developments PLC (Household Durables)(a)	764
122,235	British American Tobacco PLC (Tobacco)	4,674
48,150	British Land Co. PLC (Equity Real Estate Investment Trusts)	335
12,788	Bunzl PLC (Trading Companies & Distributors)	409
44,208	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)	1,157
16,992	Carnival PLC (Hotels, Restaurants & Leisure)(a)	371
19,461	Coca-Cola European Partners PLC (Beverages)	1,015
68,980	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	1,390
40,786	Diageo PLC (Beverages)	1,681
8,558	Ferguson PLC (Trading Companies & Distributors)	1,023
176,859	GlaxoSmithKline PLC (Pharmaceuticals)	3,140
14,664	Halma PLC (Electronic Equipment, Instruments & Components)	480

Shares	Security Description	Value (000)

	United Kingdom (continued)
10,082	Hargreaves Lansdown PLC (Capital Markets)	$214
3,965	Hikma Pharmaceuticals PLC (Pharmaceuticals)	124
193,166	HSBC Holdings PLC (Banks)	1,127
98,505	Imperial Brands PLC (Tobacco)	2,026
278,038	Informa PLC (Media)(a)	2,145
6,566	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	450
6,129	Intertek Group PLC (Professional Services)	473
72,003	J Sainsbury PLC (Food & Staples Retailing)	241
118,900	Kingfisher PLC (Specialty Retail)(a)	522
26,793	Land Securities Group PLC (Equity Real Estate Investment Trusts)	255
230,229	Legal & General Group PLC (Insurance)	886
9,389	Linde PLC (Chemicals)	2,630
1,175	London Stock Exchange Group PLC (Capital Markets)	112
56,079	M&G PLC (Diversified Financial Services)	160
98,922	Meggitt PLC (Aerospace & Defense)(a)	651
194,729	Melrose Industries PLC (Electrical Equipment)	448
18,592	Mondi PLC (Paper & Forest Products)	474
137,511	National Grid PLC (Multi-Utilities)	1,638
5,049	Next PLC (Multiline Retail)(a)	547
17,550	Ocado Group PLC (Internet & Direct Marketing Retail)(a)	492
16,942	Pearson PLC (Media)	180
14,218	Persimmon PLC (Household Durables)	576
27,727	Prudential PLC (Insurance)	589
29,131	RecKitt Benckiser Group PLC (Household Products)	2,609
108,450	RELX PLC (Professional Services)	2,719
70,222	Rentokil Initial PLC (Commercial Services & Supplies)	469
66,751	Rio Tinto PLC (Metals & Mining)	5,107
79,314	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	115
156,719	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	3,054
141,622	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	2,606
76,871	RSA Insurance Group PLC (Insurance)	722
3,268	Schroders PLC (Capital Markets)	158
41,641	Segro PLC (Equity Real Estate Investment Trusts)	538
8,382	Severn Trent PLC (Water Utilities)	266
6,462	Smith & Nephew PLC (Health Care Equipment & Supplies)	123
12,142	Smiths Group PLC (Industrial Conglomerates)	257
2,797	Spirax-Sarco Engineering PLC (Machinery)	440
44,660	SSE PLC (Electric Utilities)	896
9,471	St. James Place PLC (Capital Markets)	166
37,451	Standard Chartered PLC (Banks)	258
39,246	Standard Life Aberdeen PLC (Diversified Financial Services)	157
41,665	Stellantis N.V. (Automobiles)	737
46,006	Stellantis N.V. (Automobiles)	814
459,556	Tesco PLC (Food & Staples Retailing)	1,450
18,373	The Weir Group PLC (Machinery)(a)	450
55,598	Unilever PLC (Personal Products)	3,102
53,057	Unilever PLC (Personal Products)	2,966
10,568	United Utilities Group PLC (Water Utilities)	135

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
241,398	Vodafone Group PLC (Wireless Telecommunication Services)	$439
7,653	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	361
470,840	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,184
		79,953

	United States — 0.06%
12,203	Bausch Health Companies, Inc. (Pharmaceuticals)(a)	387

	Total Common Stocks	664,153

	Preferred Stocks — 0.66%
	Germany — 0.66%
3,034	Henkel AG & Co. KGAA — Preferred (Household Products)	341
1,461	Sartorius AG — Preferred (Health Care Equipment & Supplies)	728
12,574	Volkswagen AG — Preferred (Automobiles)	3,518

	Total Preferred Stocks	4,587

	Right — 0.00%
	Italy — 0.00%
110,979	Snam SpA 04/08/21 (Oil, Gas & Consumable Fuels)(a)	—

	Total Right	—

Shares	Security Description	Value (000)
	Investment Company — 1.78%
12,380,997	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(c)	$12,381

	Total Investment Company	12,381

	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	141

	Total Investments (cost $454,898) — 98.01%	681,262
	Other assets in excess of liabilities — 1.99%	13,857

	Net Assets - 100.00%	$695,119

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security was valued using significant unobservable inputs as of March 31, 2021.
(c)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The International Equity Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	95.55%	—	95.55%
Preferred Stocks	0.66%	—	0.66%
Right	0.00%	—	0.00%
Investment Company	1.78%	—	1.78%
Purchased Options on Futures	0.02%	—	0.02%
Other Assets (Liabilities)	1.72%	0.27%	1.99%
Total Net Assets	99.73%	0.27%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	153	6/18/21	$16,769	$(37)
			$16,769	$(37)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(37)
	Total Net Unrealized Appreciation/(Depreciation)			$(37)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	16	$2,720	$3,400.00	4/30/21	$(4)
E-Mini S&P 500 Future Option	Put	9	1,508	3,350.00	4/30/21	(2)
E-Mini S&P 500 Future Option	Put	10	1,695	3,390.00	4/30/21	(3)
E-Mini S&P 500 Future Option	Put	16	2,696	3,370.00	4/30/21	(4)
E-Mini S&P 500 Future Option	Put	10	1,665	3,330.00	4/30/21	(2)
E-Mini S&P 500 Future Option	Put	2	354	3,540.00	5/28/21	(2)
E-Mini S&P 500 Future Option	Put	22	3,849	3,500.00	5/28/21	(23)
E-Mini S&P 500 Future Option	Put	2	340	3,400.00	5/28/21	(1)
E-Mini S&P 500 Future Option	Put	2	353	3,530.00	5/28/21	(2)
E-Mini S&P 500 Future Option	Put	18	3,303	3,670.00	6/18/21	(46)
E-Mini S&P 500 Future Option	Put	8	1,448	3,620.00	6/30/21	(22)
E-Mini S&P 500 Future Option	Put	4	630	3,150.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	18	3,105	3,450.00	4/16/21	(2)
E-Mini S&P 500 Future Option	Put	10	1,755	3,510.00	4/16/21	(1)
E-Mini S&P 500 Future Option	Put	4	610	3,050.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	4	620	3,100.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	10	1,595	3,190.00	5/21/21	(4)
E-Mini S&P 500 Future Option	Put	10	1,600	3,200.00	5/21/21	(4)
E-Mini S&P 500 Future Option	Put	16	2,880	3,600.00	5/21/21	(19)
E-Mini S&P 500 Future Option	Put	13	2,282	3,510.00	5/21/21	(11)
						$(152)

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	8	$1,500	$3,750.00	4/30/21	$9
E-Mini S&P 500 Future Option	Put	9	1,710	3,800.00	5/28/21	25
E-Mini S&P 500 Future Option	Put	9	1,778	3,950.00	6/18/21	50
E-Mini S&P 500 Future Option	Put	4	780	3,900.00	6/30/21	22
E-Mini S&P 500 Future Option	Put	11	2,090	3,800.00	4/16/21	7
E-Mini S&P 500 Future Option	Put	8	1,560	3,900.00	5/21/21	28
						$141

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 72.25%
	Australia — 5.24%
11,334	Afterpay Ltd. (IT Services)(a)	$874
33,909	AGL Energy Ltd. (Multi-Utilities)	248
182,366	AMP Ltd. (Diversified Financial Services)	175
13,251	Ampol Ltd. (Oil, Gas & Consumable Fuels)	247
62,613	APA Group (Gas Utilities)	476
30,497	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	796
10,389	ASX Ltd. (Capital Markets)	561
103,636	Aurizon Holdings Ltd. (Road & Rail)	307
98,249	AusNet Services (Electric Utilities)	137
152,069	Australia & New Zealand Banking Group Ltd. (Banks)	3,254
157,016	BHP Billiton Ltd. (Metals & Mining)	5,402
112,333	BHP Group Ltd. (Metals & Mining)	3,243
26,827	BlueScope Steel Ltd. (Metals & Mining)	394
79,765	Brambles Ltd. (Commercial Services & Supplies)	641
5,154	CIMIC Group Ltd. (Construction & Engineering)(a)	69
26,894	Coca-Cola Amatil Ltd. (Beverages)	274
3,610	Cochlear Ltd. (Health Care Equipment & Supplies)	578
73,042	Coles Group Ltd. (Food & Staples Retailing)	888
94,600	Commonwealth Bank of Australia (Banks)	6,186
25,832	Computershare Ltd. (IT Services)	295
19,764	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)(a)	177
24,243	CSL Ltd. (Biotechnology)	4,872
58,182	Dexus (Equity Real Estate Investment Trusts)	431
85,923	Evolution Mining Ltd. (Metals & Mining)	266
91,579	Fortescue Metals Group Ltd. (Metals & Mining)	1,390
88,997	Goodman Group (Equity Real Estate Investment Trusts)	1,225
135,687	Insurance Australia Group Ltd. (Insurance)	482
38,658	LendLease Group (Real Estate Management & Development)(b)	379
18,365	Macquarie Group Ltd. (Capital Markets)	2,131
6,771	Magellan Financial Group Ltd. (Capital Markets)	232
146,142	Medibank Private Ltd. (Insurance)	311
208,758	Mirvac Group (Equity Real Estate Investment Trusts)	396
175,066	National Australia Bank Ltd. (Banks)	3,457
43,566	Newcrest Mining Ltd. (Metals & Mining)	808
54,902	Northern Star Resources Ltd. (Metals & Mining)	395
21,468	Orica Ltd. (Chemicals)	227
93,460	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	333
53,562	Qantas Airways Ltd. (Airlines)(a)	207
80,240	QBE Insurance Group Ltd. (Insurance)	586
10,044	Ramsay Health Care Ltd. (Health Care Providers & Services)	511
2,796	REA Group Ltd. (Interactive Media & Services)	301
19,939	Rio Tinto Ltd. (Metals & Mining)	1,677
93,960	Santos Ltd. (Oil, Gas & Consumable Fuels)	507
278,000	Scentre Group (Equity Real Estate Investment Trusts)	595
17,748	SEEK Ltd. (Professional Services)(a)	384
23,949	Sonic Healthcare Ltd. (Health Care Providers & Services)	638
260,011	South32 Ltd. (Metals & Mining)	555

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Australia (continued)
126,527	Stockland (Equity Real Estate Investment Trusts)	$423
71,092	Suncorp Group Ltd. (Insurance)	534
69,588	Sydney Airport (Transportation Infrastructure)(a)	327
117,482	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	418
220,896	Telstra Corp. Ltd. (Diversified Telecommunication Services)	570
103,369	The GPT Group (Equity Real Estate Investment Trusts)	361
19,694	TPG Telecom Ltd. (Diversified Telecommunication Services)	95
146,842	Transurban Group (Transportation Infrastructure)	1,485
38,205	Treasury Wine Estates Ltd. (Beverages)	300
206,048	Vicinity Centres (Equity Real Estate Investment Trusts)(b)	259
5,716	Washington H Soul Pattinson & Co. Ltd. (Oil, Gas & Consumable Fuels)	137
60,797	Wesfarmers Ltd. (Food & Staples Retailing)	2,432
192,186	Westpac Banking Corp. (Banks)	3,563
7,602	WiseTech Global Ltd. (Software)	168
51,937	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	947
67,652	Woolworths Group Ltd. (Food & Staples Retailing)	2,100
		62,637

	Austria — 0.13%
14,825	Erste Group Bank AG (Banks)(a)	502
7,815	OMV AG (Oil, Gas & Consumable Fuels)	396
7,855	Raiffeisen Bank International AG (Banks)(a)(b)	173
3,613	Verbund AG (Electric Utilities)	263
6,158	Voestalpine AG (Metals & Mining)	255
		1,589

	Belgium — 0.62%
9,474	Ageas SA (Insurance)	573
40,843	Anheuser-Busch InBev N.V. (Beverages)	2,575
2,938	Colruyt SA (Food & Staples Retailing)	175
1,639	Elia Group SA/NV (Electric Utilities)(b)	180
2,231	Galapagos N.V. (Biotechnology)(a)(b)	173
6,159	Groupe Bruxelles Lambert SA (Diversified Financial Services)	637
13,679	KBC Group N.V. (Banks)(a)	994
8,072	Proximus SADP (Diversified Telecommunication Services)	176
818	Sofina SA (Diversified Financial Services)	277
3,933	Solvay SA, Class - A (Chemicals)	490
6,709	UCB SA (Pharmaceuticals)	638
10,460	Umicore SA (Chemicals)(b)	555
		7,443

	China — 0.06%
11,700	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	765

	Denmark — 1.75%
171	A.P. Moller - Maersk A/S, Class - A (Marine)	372
337	A.P. Moller - Maersk A/S, Class - B (Marine)	783
8,664	Ambu A/S, Class - B (Health Care Equipment & Supplies)	407
5,677	Carlsberg A/S, Class - B (Beverages)	872

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
5,597	Christian Hansen Holding A/S (Chemicals)(a)(b)	$509
6,432	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	967
36,602	Danske Bank A/S (Banks)	685
5,857	Demant A/S (Health Care Equipment & Supplies)(a)	248
11,135	DSV PANALPINA A/S (Road & Rail)	2,185
3,502	Genmab A/S (Biotechnology)(a)(b)	1,152
6,795	GN Store Nord A/S (Health Care Equipment & Supplies)	535
4,018	H. Lundbeck A/S (Pharmaceuticals)	137
92,671	Novo Nordisk A/S, Class - B (Pharmaceuticals)	6,279
11,331	Novozymes A/S, B Shares (Chemicals)	726
10,213	Orsted A/S (Electric Utilities)(b)	1,650
5,307	Pandora A/S (Textiles, Apparel & Luxury Goods)(a)	569
397	ROCKWOOL International A/S, B Shares (Building Products)	167
18,858	Tryg A/S (Insurance)(b)	445
10,705	Vestas Wind Systems A/S (Electrical Equipment)	2,198
		20,886

	Finland — 0.87%
7,548	Elisa Oyj (Diversified Telecommunication Services)	453
23,569	Fortum Oyj (Electric Utilities)	629
15,367	Kesko Oyj, Class - B (Food & Staples Retailing)	470
18,340	Kone Oyj, Class - B (Machinery)	1,497
22,871	Neste Oyj (Oil, Gas & Consumable Fuels)	1,214
303,646	Nokia Oyj (Communications Equipment)(a)	1,212
174,999	Nordea Bank Abp (Banks)(b)	1,723
5,580	Orion Oyj, Class - B (Pharmaceuticals)	224
24,796	Sampo Oyj, Class - A (Insurance)	1,119
30,871	Stora Enso Oyj, R Shares (Paper & Forest Products)	576
28,892	UPM-Kymmene Oyj (Paper & Forest Products)	1,038
23,550	Wartsila Oyj Abp (Machinery)^	247
		10,402

	France — 7.53%
10,054	Accor SA (Hotels, Restaurants & Leisure)(a)(b)	379
1,575	Aeroports de Paris (Transportation Infrastructure)(a)	188
25,216	Air Liquide SA (Chemicals)	4,119
13,250	Alstom SA (Machinery)(a)(b)	661
3,218	Amundi SA (Capital Markets)(b)	257
3,660	Arkema SA (Chemicals)	444
5,215	Atos SE (IT Services)(a)	407
103,676	AXA SA (Insurance)	2,782
2,198	BioMerieux (Health Care Equipment & Supplies)	280
59,861	BNP Paribas SA (Banks)(a)	3,642
46,827	Bollore SA (Air Freight & Logistics)	226
12,093	Bouygues SA (Construction & Engineering)	485
15,589	Bureau Veritas SA (Professional Services)(b)	444
8,705	Capgemini SE (IT Services)	1,481
33,424	Carrefour SA (Food & Staples Retailing)	605
9,109	CNP Assurances (Insurance)	173

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
27,386	Compagnie de Saint-Gobain (Building Products)	$1,616
9,191	Compagnie Generale des Etablissements Michelin (Auto Components)	1,376
2,980	Covivio (Equity Real Estate Investment Trusts)	255
61,232	Credit Agricole SA (Banks)	886
33,094	Danone SA (Food Products)	2,270
133	Dassault Aviation SA (Aerospace & Defense)(a)(b)	148
7,137	Dassault Systemes SE (Software)	1,526
13,274	Edenred (Commercial Services & Supplies)	693
4,675	Eiffage SA (Construction & Engineering)(b)	468
32,940	Electricite de France SA (Electric Utilities)	442
98,663	Engie SA (Multi-Utilities)	1,400
15,248	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,483
2,086	Eurazeo SE (Diversified Financial Services)(a)	159
4,809	Faurecia SE (Auto Components)(a)	256
1,878	Faurecia SE (Auto Components)(a)	100
2,433	Gecina SA (Equity Real Estate Investment Trusts)(b)	335
23,349	Getlink SE (Transportation Infrastructure)	358
1,692	Hermes International (Textiles, Apparel & Luxury Goods)	1,873
785	Iliad SA (Diversified Telecommunication Services)(b)	149
2,001	Ipsen SA (Pharmaceuticals)	172
4,061	Kering SA (Textiles, Apparel & Luxury Goods)	2,803
10,440	Klepierre SA (Equity Real Estate Investment Trusts)	243
4,561	LA Francaise des Jeux SAEM (Hotels, Restaurants & Leisure)(b)	207
14,369	Legrand SA (Electrical Equipment)	1,336
13,517	L'Oreal SA (Personal Products)	5,180
14,818	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	9,871
50,196	Natixism SA (Capital Markets)(a)	240
107,918	Orange SA (Diversified Telecommunication Services)(b)	1,329
2,743	Orpea (Health Care Providers & Services)(a)(b)	318
11,109	Pernod Ricard SA (Beverages)	2,085
12,022	Publicis Groupe SA (Media)	734
1,208	Remy Cointreau SA (Beverages)^	223
10,200	Renault SA (Automobiles)(a)(b)	442
17,190	Safran SA (Aerospace & Defense)(a)	2,339
60,411	Sanofi (Pharmaceuticals)	5,968
1,467	Sartorius Stedim Biotech (Life Sciences Tools & Services)	604
28,688	Schneider Electric SE (Electrical Equipment)(b)	4,382
8,414	SCOR SE (Insurance)(a)	287
1,321	SEB SA (Household Durables)	233
43,021	Societe Generale SA (Banks)	1,126
4,695	Sodexo SA (Hotels, Restaurants & Leisure)(a)	450
18,339	Suez SA (Multi-Utilities)	388
3,180	Teleperformance (Professional Services)	1,159
5,654	Thales SA (Aerospace & Defense)	562
134,399	TOTAL SA (Oil, Gas & Consumable Fuels)	6,268
4,802	UbiSoft Entertainment SA (Entertainment)(a)	365

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
7,343	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts)(a)	$588
12,151	Valeo SA (Auto Components)	413
28,598	Veolia Environnement SA (Multi-Utilities)	733
27,716	Vinci SA (Construction & Engineering)	2,839
44,854	Vivendi SA (Entertainment)	1,473
1,423	Wendel SE (Diversified Financial Services)	177
12,782	Worldline SA (IT Services)(a)(b)	1,071
		89,974

	Germany — 6.35%
10,124	adidas AG (Textiles, Apparel & Luxury Goods)(a)	3,160
21,977	Allianz SE (Insurance)	5,593
55,794	Aroundtown SA (Real Estate Management & Development)(b)	397
48,901	BASF SE (Chemicals)	4,062
52,255	Bayer AG, Registered Shares (Pharmaceuticals)	3,306
17,896	Bayerische Motoren Werke AG (Automobiles)	1,857
1,548	Bechtle AG (IT Services)	290
5,349	Beiersdorf AG (Personal Products)	565
8,199	Brenntag AG (Trading Companies & Distributors)	700
2,136	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	322
53,166	Commerzbank AG (Banks)(a)	326
5,837	Continental AG (Auto Components)	771
10,162	Covestro AG (Chemicals)(b)	683
45,894	Daimler AG (Automobiles)(b)	4,090
7,021	Delivery Hero SE (Internet & Direct Marketing Retail)(a)(b)	910
103,578	Deutsche Bank AG, Registered Shares (Capital Markets)(a)	1,237
10,189	Deutsche Boerse AG (Capital Markets)	1,693
15,967	Deutsche Lufthansa AG, Registered Shares (Airlines)(a)	212
53,036	Deutsche Post AG, Registered Shares (Air Freight & Logistics)	2,906
177,348	Deutsche Telekom AG (Diversified Telecommunication Services)	3,571
18,493	Deutsche Wohnen SE (Real Estate Management & Development)	863
120,564	E.ON SE (Multi-Utilities)	1,403
11,128	Evonik Industries AG (Chemicals)	394
11,683	Fresenius Medical Care AG & Co. KGAA (Health Care Providers & Services)	859
22,639	Fresenius SE & Co. KGAA (Health Care Providers & Services)	1,008
8,141	GEA Group AG (Machinery)	334
3,200	Hannover Rueckversicherung SE (Insurance)	585
7,897	HeidelbergCement AG (Construction Materials)	717
8,180	HelloFresh SE (Internet & Direct Marketing Retail)(a)	610
5,515	Henkel AG & Co. KGAA (Household Products)	546
1,445	HOCHTIEF AG (Construction & Engineering)(b)	129
69,410	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)(b)	2,943
3,830	KION Group AG (Machinery)(b)	378
3,979	Knorr-Bremse AG (Machinery)	497
4,409	Lanxess AG (Chemicals)	325

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
3,773	LEG Immobilien AG (Real Estate Management & Development)	$496
6,809	Merck KGAA (Pharmaceuticals)	1,164
2,817	MTU Aero Engines AG (Aerospace & Defense)	663
7,549	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares (Insurance)	2,325
3,064	Nemetschek SE (Software)	195
5,223	Puma SE (Textiles, Apparel & Luxury Goods)(a)	512
294	Rational AG (Machinery)	228
33,897	RWE AG (Multi-Utilities)	1,328
55,695	SAP SE (Software)	6,819
5,710	Scout24 AG (Interactive Media & Services)(b)	433
40,799	Siemens AG, Registered Shares (Industrial Conglomerates)	6,698
21,327	Siemens Energy AG (Electric Utilities)(a)	765
14,645	Siemens Healthineers AG (Health Care Equipment & Supplies)(b)	793
6,827	Symrise AG (Chemicals)(b)	828
8,264	TeamViewer AG (Software)(a)(b)	353
55,254	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	162
10,681	Uniper SE (Independent Power and Renewable Electricity Producers)	387
5,973	United Internet AG (Diversified Telecommunication Services)(b)	240
1,723	Volkswagen AG (Automobiles)	625
28,313	Vonovia SE (Real Estate Management & Development)	1,849
8,408	Zalando SE (Internet & Direct Marketing Retail)(a)(b)	825
		75,930

	Hong Kong — 2.40%
645,318	AIA Group Ltd. (Insurance)	7,828
16,310	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)(b)	208
196,195	BOC Hong Kong Holdings Ltd. (Banks)	685
91,400	Budweiser Brewing Co. APAC Ltd. (Beverages)(b)	273
588,000	China Common Rich Renewable Energy Investment Ltd. (Independent Power and Renewable Electricity Producers)(a)(c)	—
137,200	CK Asset Holdings Ltd. (Real Estate Management & Development)	833
145,910	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	1,163
35,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	208
87,219	CLP Holdings Ltd. (Electric Utilities)	847
96,000	ESR Cayman Ltd. (Real Estate Management & Development)(a)(b)	314
115,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)(a)	1,036
107,720	Hang Lung Properties Ltd. (Real Estate Management & Development)	280
40,539	Hang Seng Bank Ltd. (Banks)	785
76,845	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	345

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
140,877	HK Electric Investments & HK Electric Investments Ltd. (Electric Utilities)	$140
200,550	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)(b)	286
565,950	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	895
64,700	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,807
61,940	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	304
11,800	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	390
11,594	Melco Resorts & Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)(a)	231
81,500	MTR Corp. Ltd. (Road & Rail)	462
81,310	New World Development Co. Ltd. (Real Estate Management & Development)	420
255,829	PCCW Ltd. (Diversified Telecommunication Services)(b)	144
76,368	Power Assets Holdings Ltd. (Electric Utilities)	451
128,660	Sands China Ltd. (Hotels, Restaurants & Leisure)(a)	643
165,429	Sino Land Co. Ltd. (Real Estate Management & Development)	230
105,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	137
69,360	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,051
26,430	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	198
62,000	Swire Properties Ltd. (Real Estate Management & Development)	192
73,000	Techtronic Industries Co. Ltd. (Household Durables)	1,249
69,400	The Bank of East Asia Ltd. (Banks)	148
112,236	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,022
508,000	WH Group Ltd. (Food Products)(b)	412
92,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	515
82,800	Wynn Macau Ltd. (Hotels, Restaurants & Leisure)(a)	161
104,000	Xinyi Glass Holdings Ltd. (Auto Components)	340
		28,633

	Ireland (Republic of) — 0.76%
42,149	CRH PLC (Construction Materials)(b)	1,975
5,222	DCC PLC (Industrial Conglomerates)(b)	453
48,539	Experian PLC (Professional Services)	1,671
8,724	Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	1,875
23,508	James Hardie Industries PLC (Construction Materials)	711
8,602	Kerry Group PLC, Class - A (Food Products)	1,076
8,164	Kingspan Group PLC (Building Products)	692
13,034	Smurfit Kappa Group PLC (Containers & Packaging)(b)	614
		9,067

	Isle of Man — 0.05%
30,923	GVC Holdings PLC (Hotels, Restaurants & Leisure)(a)	647

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel — 0.44%
2,521	Azrieli Group Ltd. (Real Estate Management & Development)	$155
60,224	Bank Hapoalim BM (Banks)(a)	468
77,815	Bank Leumi Le (Banks)(a)	512
6,177	Check Point Software Technologies Ltd. (Software)(a)	692
2,209	CyberArk Software Ltd. (Software)(a)	286
1,406	Elbit Systems Ltd. (Aerospace & Defense)	199
37,371	ICL Group Ltd. (Chemicals)(b)	219
1	Isracard Ltd. (Consumer Finance)(a)	—
61,769	Israel Discount Bank Ltd., Class - A (Banks)(a)	257
7,482	Mizrahi Tefahot Bank Ltd. (Banks)(a)	195
3,383	Nice Ltd. (Software)(a)	731
59,477	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)(a)	686
2,938	Wix.com Ltd. (IT Services)(a)	821
		5,221

	Italy — 1.53%
7,118	Amplifon SpA (Health Care Providers & Services)(a)	265
59,838	Assicurazioni Generali SpA (Insurance)	1,197
27,120	Atlantia SpA (Transportation Infrastructure)(a)	507
30,820	Davide Campari-Milano N.V. (Beverages)	345
1,336	Diasorin SpA (Health Care Equipment & Supplies)	214
433,158	Enel SpA (Electric Utilities)(b)	4,315
136,629	Eni SpA (Oil, Gas & Consumable Fuels)	1,681
6,811	Ferrari N.V. (Automobiles)	1,424
32,335	FinecoBank Banca Fineco SpA (Banks)(a)	529
17,576	Infrastrutture Wireless Italiane SpA (Diversified Telecommunication Services)(b)	196
876,705	Intesa Sanpaolo SpA (Banks)(b)	2,376
32,957	Mediobanca Banca di Credito Finanziario SpA (Banks)(a)	365
10,280	Moncler SpA (Textiles, Apparel & Luxury Goods)	589
24,179	Nexi SpA (IT Services)(a)(b)	422
27,724	Poste Italiane SpA (Insurance)(b)	352
12,806	Prusmian SpA (Electrical Equipment)	416
5,549	Recordati SpA (Pharmaceuticals)	298
107,850	Snam SpA (Oil, Gas & Consumable Fuels)	598
443,716	Telecom Italia SpA (Diversified Telecommunication Services)	240
319,861	Telecom Italia SpA (Diversified Telecommunication Services)	184
74,664	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	564
114,230	Unicredit SpA (Banks)(a)	1,207
		18,284

	Japan — 18.06%
1,800	ABC-Mart, Inc. (Specialty Retail)	101
21,200	ACOM Co. Ltd. (Consumer Finance)	99
10,600	Advantest Corp. (Semiconductors & Semiconductor Equipment)(b)	927
5,400	Aeon Mall Co. Ltd. (Real Estate Management & Development)	94
34,400	Aeon Mall Co. Ltd. (Food & Staples Retailing)	1,025
10,265	AGC, Inc. (Building Products)	429
9,800	Air Water, Inc. (Chemicals)	172
8,600	Aisin Seiki Co. Ltd. (Auto Components)	326
24,800	Ajinomoto Co., Inc. (Food Products)	507

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,000	Alfresa Holdings Corp. (Health Care Providers & Services)	$193
17,600	Amada Co. Ltd. (Machinery)	196
9,100	ANA Holdings, Inc. (Airlines)(a)(b)	211
24,700	Asahi Group Holdings Ltd. (Beverages)(b)	1,041
10,400	Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	287
66,610	Asahi Kasei Corp. (Chemicals)	767
99,890	Astellas Pharma, Inc. (Pharmaceuticals)	1,536
7,000	Azbil Corp. (Electronic Equipment, Instruments & Components)	301
10,900	Bandai Namco Holdings, Inc. (Leisure Products)	777
28,860	Bridgestone Corp. (Auto Components)	1,167
11,800	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	261
4,600	Calbee, Inc. (Food Products)	117
52,747	Canon, Inc. (Technology Hardware, Storage & Peripherals)	1,192
10,000	Capcom Co. Ltd. (Entertainment)	325
10,340	Casio Computer Co. Ltd. (Household Durables)^	195
7,700	Central Japan Railway Co. (Road & Rail)	1,151
34,200	Chubu Electric Power Co. Inc. (Electric Utilities)	440
36,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,460
6,600	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	115
56,200	Concordia Financial Group Ltd. (Banks)^	228
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	172
21,600	CyberAgent, Inc. (Media)	389
12,939	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	271
5,400	Daifuku Co. Ltd. (Machinery)	529
58,500	Dai-ichi Life Holdings, Inc. (Insurance)	1,005
91,200	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,657
13,400	Daikin Industries Ltd. (Building Products)	2,702
3,447	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	399
30,730	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	900
105	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)(b)	282
76,700	Daiwa Securities Group, Inc. (Capital Markets)	396
22,900	Denso Corp. (Auto Components)	1,520
11,470	Dentsu Group, Inc. (Media)	368
1,600	Disco Corp. (Semiconductors & Semiconductor Equipment)	502
16,300	East Japan Railway Co. (Road & Rail)	1,154
13,400	Eisai Co. Ltd. (Pharmaceuticals)	898
167,378	ENEOS Holdings, Inc. (Oil, Gas & Consumable Fuels)	758
10,200	FANUC Corp. (Machinery)	2,412
3,100	Fast Retailing Co. Ltd. (Specialty Retail)	2,468
7,300	Fuji Electric Co. Ltd. (Electrical Equipment)	304
19,010	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,128
10,650	Fujitsu Ltd. (IT Services)(b)	1,539
9,100	Fukuoka Financial Group, Inc. (Banks)	173
232	GLP J-REIT (Equity Real Estate Investment Trusts)(b)	381

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,200	GMO Payment Gateway, Inc. (IT Services)	$292
12,400	Hakuhodo DY Holdings, Inc. (Media)^	207
7,400	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	437
12,600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	403
2,300	Harmonic Drive Systems, Inc. (Machinery)	155
1,200	Hikari Tsushin, Inc. (Specialty Retail)	241
15,200	Hino Motors Ltd. (Machinery)	131
1,780	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	274
2,700	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	176
5,700	Hitachi Construction Machinery Co. Ltd. (Machinery)	183
51,880	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,345
11,400	Hitachi Metals Ltd. (Metals & Mining)	188
87,354	Honda Motor Co. Ltd. (Automobiles)	2,619
2,700	Hoshizaki Corp. (Machinery)	241
20,000	HOYA Corp. (Health Care Equipment & Supplies)	2,349
16,100	Hulic Co. Ltd. (Real Estate Management & Development)	190
6,000	Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	276
10,459	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	270
7,800	Iida Group Holdings Co. Ltd. (Household Durables)	189
54,300	Inpex Corp. (Oil, Gas & Consumable Fuels)	371
29,270	Isuzu Motors Ltd. (Automobiles)	314
2,800	ITO EN Ltd. (Beverages)	172
72,258	ITOCHU Corp. (Trading Companies & Distributors)	2,341
5,100	ITOCHU Techno-Solutions Corp. (IT Services)	164
8,500	Japan Airlines Co. Ltd. (Airlines)(a)(b)	190
2,700	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	133
27,700	Japan Exchange Group, Inc. (Capital Markets)	649
21,500	Japan Post Bank Co. Ltd. (Banks)^	207
83,560	Japan Post Holdings Co. Ltd. (Insurance)(b)	745
11,900	Japan Post Insurance Co. Ltd. (Insurance)(b)	244
70	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	413
362	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	370
64,927	Japan Tobacco, Inc. (Tobacco)	1,246
26,100	JFE Holdings, Inc. (Metals & Mining)	321
10,833	JSR Corp. (Chemicals)	327
23,800	Kajima Corp. (Construction & Engineering)	338
7,100	Kakaku.com, Inc. (Interactive Media & Services)	194
9,400	Kansai Paint Co. Ltd. (Chemicals)	251
25,800	Kao Corp. (Personal Products)	1,704
86,700	KDDI Corp. (Wireless Telecommunication Services)	2,659
5,100	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	212
11,700	Keikyu Corp. (Road & Rail)	177
5,500	Keio Corp. (Road & Rail)	370

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,900	Keisei Electric Railway Co. Ltd. (Road & Rail)	$226
9,800	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,449
7,700	Kikkoman Corp. (Food Products)	458
9,100	Kintetsu Group Holdings Co. Ltd. (Road & Rail)(a)	347
44,410	Kirin Holdings Co. Ltd., Class - C (Beverages)	851
2,600	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	243
6,600	Kobe Bussan Co. Ltd. (Food & Staples Retailing)	177
3,510	Koei Tecmo Holdings Co., Ltd. (Entertainment)	157
5,900	Koito Manufacturing Co. Ltd. (Auto Components)	395
46,190	Komatsu Ltd. (Machinery)	1,426
5,000	Konami Holdings Corp. (Entertainment)	298
1,800	Kose Corp. (Personal Products)	255
54,200	Kubota Corp. (Machinery)	1,233
16,949	Kuraray Co. Ltd. (Chemicals)	193
5,200	Kurita Water Industries Ltd. (Machinery)	223
17,420	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,105
14,300	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	428
20,100	Kyushu Electric Power Co., Inc. (Electric Utilities)	198
7,950	Kyushu Railway Co. (Road & Rail)	185
4,000	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	525
2,626	Lawson, Inc. (Food & Staples Retailing)	129
11,900	Lion Corp. (Household Products)	232
14,145	Lixil Corp. (Building Products)	393
23,800	M3, Inc. (Health Care Technology)	1,628
11,900	Makita Corp. (Machinery)	510
87,571	Marubeni Corp. (Trading Companies & Distributors)	728
10,100	Marui Group Co. Ltd. (Multiline Retail)	190
30,150	Mazda Motor Corp. (Automobiles)(a)	246
3,500	McDonald's Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	161
9,700	Medipal Holdings Corp. (Health Care Providers & Services)	186
6,100	MEIJI Holdings Co. Ltd. (Food Products)	392
4,900	Mercari, Inc. (Internet & Direct Marketing Retail)(a)	222
19,300	MINEBEA MITSUMI, Inc. (Machinery)	493
15,100	MISUMI Group, Inc. (Machinery)	439
67,910	Mitsubishi Chemical Holdings Corp. (Chemicals)	509
70,940	Mitsubishi Corp. (Trading Companies & Distributors)	2,006
98,590	Mitsubishi Electric Corp. (Electrical Equipment)	1,502
62,300	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	1,087
8,400	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	206
16,997	Mitsubishi Heavy Industries Ltd. (Machinery)	530
650,582	Mitsubishi UFJ Financial Group, Inc. (Banks)	3,477
35,400	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)^	214

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
87,866	Mitsui & Co. Ltd. (Trading Companies & Distributors)	$1,827
9,750	Mitsui Chemicals, Inc. (Chemicals)	308
49,400	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,122
4,700	Miura Co. Ltd. (Machinery)	254
129,452	Mizuho Financial Group, Inc. (Banks)	1,870
13,400	MonotaRO Co. Ltd. (Trading Companies & Distributors)	362
23,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	693
30,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	2,460
6,000	Nabtesco Corp. (Machinery)	274
9,900	Nagoya Railroad Co. Ltd. (Road & Rail)(a)	235
13,830	NEC Corp. (Technology Hardware, Storage & Peripherals)	814
25,500	Nexon Co. Ltd. (Entertainment)	827
13,900	NGK Insulators Ltd. (Machinery)	254
8,360	NGK Spark Plug Co. Ltd. (Auto Components)	144
4,400	NH Foods Ltd. (Food Products)	189
24,000	Nidec Corp. (Electrical Equipment)	2,912
16,600	Nihon M&A Center, Inc. (Professional Services)	449
6,000	Nintendo Co. Ltd. (Entertainment)	3,350
78	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)(b)	459
3,900	Nippon Express Co. Ltd. (Road & Rail)	290
39,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	562
111	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)(b)	356
2,400	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	178
42,900	Nippon Steel Corp. (Metals & Mining)(b)	731
69,040	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)^	1,772
8,100	Nippon Yusen Kabushiki Kaisha (Marine)	276
6,600	Nissan Chemical Corp. (Chemicals)	352
123,200	Nissan Motor Co. Ltd. (Automobiles)(a)	685
10,500	Nisshin Seifun Group, Inc. (Food Products)	175
3,400	Nissin Foods Holdings Co. Ltd. (Food Products)(b)	252
4,300	Nitori Holdings Co. Ltd. (Specialty Retail)	832
8,460	Nitto Denko Corp. (Chemicals)	723
166,900	Nomura Holdings, Inc. (Capital Markets)	876
6,100	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	147
225	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)	338
17,020	Nomura Research Institute Ltd. (IT Services)	527
19,000	NSK Ltd. (Machinery)^	195
33,500	NTT Data Corp. (IT Services)	518
34,500	Obayashi Corp. (Construction & Engineering)	316
3,700	Obic Co. Ltd. (IT Services)	676
15,600	Odakyu Electric Railway Co. Ltd. (Road & Rail)^	426
45,800	Oji Paper Co. Ltd. (Paper & Forest Products)	296
63,000	Olympus Corp. (Health Care Equipment & Supplies)	1,304

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
10,100	OMRON Corp. (Electronic Equipment, Instruments & Components)	$788
19,600	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	512
2,000	Oracle Corp. Japan (Software)	195
10,800	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	1,622
70,300	ORIX Corp. (Diversified Financial Services)	1,186
139	ORIX JREIT, Inc. (Equity Real Estate Investment Trusts)	242
19,945	Osaka Gas Co. Ltd. (Gas Utilities)	389
5,800	OTSUKA Corp. (IT Services)	271
20,700	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	876
21,900	Pan Pacific International Holdings Corp. (Multiline Retail)	516
119,500	Panasonic Corp. (Household Durables)	1,537
5,000	PeptiDream, Inc. (Biotechnology)(a)	229
9,400	Persol Holdings Co. Ltd. (Professional Services)	184
6,100	Pigeon Corp. (Household Products)	231
4,900	Pola Orbis Holdings, Inc. (Personal Products)	118
45,700	Rakuten, Inc. (Internet & Direct Marketing Retail)	544
72,200	Recruit Holdings Co. Ltd. (Professional Services)(b)	3,522
40,800	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)(a)(b)	442
110,985	Resona Holdings, Inc. (Banks)	466
35,600	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	361
1,900	Rinnai Corp. (Household Durables)	213
4,670	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	456
12,700	Ryohin Keikaku Co. Ltd. (Multiline Retail)	300
19,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	263
12,600	SBI Holdings, Inc. (Capital Markets)	341
2,800	SCSK Corp. (IT Services)	166
11,300	Secom Co. Ltd. (Commercial Services & Supplies)	951
9,200	Sega Sammy Holdings, Inc. (Leisure Products)	144
11,500	Seibu Holdings, Inc. (Industrial Conglomerates)(a)	127
14,869	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)^	242
19,300	Sekisui Chemical Co. Ltd. (Household Durables)	370
33,025	Sekisui House Ltd. (Household Durables)	708
40,730	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,642
17,000	SG Holdings Co. Ltd. (Air Freight & Logistics)	390
11,300	Sharp Corp. (Household Durables)^(b)	195
11,800	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	427
1,400	Shimamura Co. Ltd. (Specialty Retail)	161
4,000	Shimano, Inc. (Leisure Products)	953
29,300	Shimizu Corp. (Construction & Engineering)	237
18,985	Shin-Etsu Chemical Co. Ltd. (Chemicals)	3,191
8,200	Shinsei Bank Ltd. (Banks)(b)	133
14,300	Shionogi & Co. Ltd. (Pharmaceuticals)	769

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
21,500	Shiseido Co. Ltd. (Personal Products)	$1,441
3,100	SMC Corp. (Machinery)	1,801
154,854	Softbank Corp. (Wireless Telecommunication Services)	2,012
83,600	SoftBank Group Corp. (Wireless Telecommunication Services)	7,044
3,800	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	180
17,860	Sompo Holdings, Inc. (Insurance)	684
67,300	Sony Corp. (Household Durables)	7,048
4,900	Square Enix Holdings Co. Ltd. (Entertainment)	272
6,900	Stanley Electric Co. Ltd. (Auto Components)	205
32,654	Subaru Corp. (Automobiles)	650
14,000	SUMCO Corp. (Semiconductors & Semiconductor Equipment)(b)	319
79,060	Sumitomo Chemical Co. Ltd. (Chemicals)	409
64,440	Sumitomo Corp. (Trading Companies & Distributors)	918
9,500	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	165
40,020	Sumitomo Electric Industries Ltd. (Auto Components)	599
12,800	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	553
69,903	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,530
18,500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	645
16,400	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	579
3,800	Sundrug Co. Ltd. (Food & Staples Retailing)	139
7,400	Suntory Beverage & Food Ltd. (Beverages)	275
3,600	Suzuken Co. Ltd. (Health Care Providers & Services)	141
20,200	Suzuki Motor Corp. (Automobiles)	917
8,900	Sysmex Corp. (Health Care Equipment & Supplies)	959
28,600	T&D Holdings, Inc. (Insurance)	368
6,400	Taiheiyo Cement Corp. (Construction Materials)	168
10,150	Taisei Corp. (Construction & Engineering)	391
1,800	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	116
8,000	Taiyo Nippon Sanso Corp. (Chemicals)	152
83,845	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,018
6,900	TDK Corp. (Electronic Equipment, Instruments & Components)	955
9,450	Teijin Ltd. (Chemicals)^	163
34,900	Terumo Corp. (Health Care Equipment & Supplies)	1,261
3,000	The Bank of Kyoto Ltd. (Banks)^	185
28,100	The Chiba Bank Ltd. (Banks)	184
15,400	The Chugoku Electric Power Company, Inc. (Electric Utilities)^	189
37,410	The Kansai Electric Power Co., Inc. (Electric Utilities)	405
22,500	The Shizuoka Bank Ltd. (Banks)	177
6,400	THK Co. Ltd. (Machinery)	221
11,900	TIS, Inc. (IT Services)	284
10,100	Tobu Railway Co. Ltd. (Road & Rail)	271
5,900	Toho Co. Ltd. (Entertainment)	239

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
3,900	Toho Gas Co. Ltd. (Gas Utilities)^	$241
22,700	Tohoku Electric Power Co., Inc. (Electric Utilities)	214
33,940	Tokio Marine Holdings, Inc. (Insurance)	1,614
2,300	Tokyo Century Corp. (Diversified Financial Services)^	155
76,800	Tokyo Electric Power Co. Holdings, Inc. (Electric Utilities)(a)	256
7,960	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,364
32,500	Tokyo Fudosan Holdings Corp. (Real Estate Management & Development)(b)	192
20,000	Tokyo Gas Co. Ltd. (Gas Utilities)	445
26,500	Tokyu Corp. (Road & Rail)	353
13,900	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	235
73,600	Toray Industries, Inc. (Chemicals)	474
21,000	Toshiba Corp. (Industrial Conglomerates)	709
13,800	Tosoh Corp. (Chemicals)	264
7,500	TOTO Ltd. (Building Products)	461
4,700	Toyo Suisan Kaisha Ltd. (Food Products)	197
3,400	Toyoda Gosei Co. Ltd. (Auto Components)	89
7,800	Toyota Industries Corp. (Auto Components)	695
113,220	Toyota Motor Corp. (Automobiles)	8,810
11,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	474
7,100	Trend Micro, Inc. (Software)	355
2,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	258
22,100	Unicharm Corp. (Household Products)	927
157	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	211
11,600	USS Co. Ltd. (Specialty Retail)	227
5,000	Welcia Holdings Co. Ltd. (Food & Staples Retailing)	172
8,900	West Japan Railway Co. (Road & Rail)	493
7,100	Yakult Honsha Co. Ltd. (Food Products)	359
38,500	Yamada Denki Co. Ltd. (Specialty Retail)^	208
7,100	Yamaha Corp. (Leisure Products)	385
14,900	Yamaha Motor Co. Ltd. (Automobiles)	365
16,400	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	450
6,400	Yamazaki Baking Co. Ltd. (Food Products)	103
13,100	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	652
12,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	223
140,800	Z Holdings Corp. (Interactive Media & Services)	700
5,800	ZOZO, Inc. (Internet & Direct Marketing Retail)(b)	171
		216,026

	Jersey — 0.25%
540,245	Glencore PLC (Metals & Mining)(a)(b)	2,117
65,665	WPP PLC (Media)	833
		2,950

	Luxembourg — 0.19%
38,039	ArcelorMittal SA (Metals & Mining)(a)	1,099
7,000	Eurofins Scientific SE (Life Sciences Tools & Services)(a)	669
20,348	SES SA (Media)(b)	162

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg (continued)
25,058	Tenaris SA (Energy Equipment & Services)	$282
		2,212

	Netherlands — 3.63%
22,447	ABN AMRO Group N.V. (Banks)(a)(b)	273
964	Adyen N.V. (IT Services)(a)(b)	2,152
97,388	AEGON N.V. (Insurance)	462
31,296	Airbus SE (Aerospace & Defense)(a)	3,543
10,424	Akzo Nobel N.V. (Chemicals)	1,165
2,460	Argenx SE (Biotechnology)(a)	676
2,219	Asm International N.V. (Semiconductors & Semiconductor Equipment)	645
22,733	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)(b)	13,780
54,303	CNH Industrial N.V. (Machinery)	840
5,755	EXOR N.V. (Diversified Financial Services)	485
6,114	Heineken Holding N.V., Class - A (Beverages)	544
13,924	Heineken N.V. (Beverages)	1,431
209,154	ING Groep N.V. (Banks)	2,558
4,440	JDE Peet's N.V. (Food Products)(a)	163
6,726	Just Eat Takeaway.com N.V. (Internet & Direct Marketing Retail)(a)(b)	620
59,069	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	1,645
9,314	Koninklijke DSM N.V. (Chemicals)	1,576
189,574	Koninklijke KPN N.V. (Diversified Telecommunication Services)	643
49,036	Koninklijke Philips N.V. (Health Care Equipment & Supplies)	2,799
3,731	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	186
15,948	NN Group N.V. (Insurance)	780
25,906	Prosus N.V. (Internet & Direct Marketing Retail)(b)	2,880
12,249	QIAGEN N.V. (Life Sciences Tools & Services)(a)	593
6,323	Randstad N.V. (Professional Services)	445
33,625	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	1,281
14,101	Wolters Kluwer N.V. (Professional Services)	1,226
		43,391

	New Zealand — 0.24%
40,673	a2 Milk Co. Ltd. (Food Products)(a)	245
70,205	Auckland International Airport Ltd. (Transportation Infrastructure)(a)	384
30,489	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	683
36,145	Mercury NZ Ltd. (Electric Utilities)	164
68,003	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	256
21,226	Ryman Healthcare Ltd. (Health Care Providers & Services)	227
97,483	Spark New Zealand Ltd. (Diversified Telecommunication Services)	305
6,693	Xero Ltd. (Software)(a)	643
		2,907

	Norway — 0.46%
12,843	Adevinta ASA (Interactive Media & Services)(a)	189
50,316	DNB ASA (Banks)	1,071
53,151	Equinor ASA (Oil, Gas & Consumable Fuels)	1,040
10,613	Gjensidige Forsikring ASA (Insurance)	249

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway (continued)
23,325	Mowi ASA (Food Products)	$579
71,365	Norsk Hydro ASA (Metals & Mining)	457
39,856	Orkla ASA (Food Products)	391
3,725	Schibsted ASA, Class - A (Media)(a)	156
5,201	Schibsted ASA, Class - B (Media)(a)	186
38,273	Telenor ASA (Diversified Telecommunication Services)	674
9,396	Yara International ASA (Chemicals)	489
		5,481

	Papua New Guinea — 0.03%
104,712	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	326

	Portugal — 0.12%
147,273	EDP - Energias de Portugal SA (Electric Utilities)	841
26,600	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)(b)	309
13,358	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	225
		1,375

	Singapore — 0.81%
169,238	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	384
240,194	CapitaLand Integrated Commercial Trust (Equity Real Estate Investment Trusts)	388
148,900	CapitaLand Ltd. (Real Estate Management & Development)	416
24,100	City Developments Ltd. (Real Estate Management & Development)	143
97,024	DBS Group Holdings Ltd. (Banks)	2,076
320,900	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	220
80,200	Keppel Corp. Ltd. (Industrial Conglomerates)	317
114,100	Mapletree Commercial Trust (Equity Real Estate Investment Trusts)	180
167,300	Mapletree Logistics Trust (Equity Real Estate Investment Trusts)(b)	240
177,472	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,550
71,600	Singapore Airlines Ltd. (Airlines)(a)	295
42,700	Singapore Exchange Ltd. (Capital Markets)	317
82,800	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	239
433,240	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	786
104,380	Suntec REIT (Equity Real Estate Investment Trusts)	121
62,800	United Overseas Bank Ltd. (Banks)	1,206
24,600	United Overseas Land Group Ltd. (Real Estate Management & Development)	145
14,600	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	218
101,900	Wilmar International Ltd. (Food Products)	411
		9,652

	Spain — 1.74%
12,819	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	425
3,582	Aena SME SA (Transportation Infrastructure)(a)(b)	581
24,327	Amadeus IT Group SA (IT Services)(a)	1,722
353,208	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,833

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
922,142	Banco Santander SA (Banks)(b)	$3,133
223,297	CaixaBank SA (Banks)	691
17,124	Cellnex Telecom SA (Diversified Telecommunication Services)(b)	986
13,208	Enagas SA (Oil, Gas & Consumable Fuels)(b)	287
16,855	Endesa SA (Electric Utilities)	446
25,974	Ferrovial SA (Construction & Engineering)	677
15,829	Grifols SA (Biotechnology)	414
325,839	Iberdrola SA (Electric Utilities)	4,197
58,544	Industria de Diseno Textil SA (Specialty Retail)	1,929
15,667	Naturgy Energy Group SA (Gas Utilities)	384
22,970	Red Electrica Corp. SA (Electric Utilities)	407
81,670	Repsol SA (Oil, Gas & Consumable Fuels)	1,011
12,651	Siemens Gamesa Renewable Energy SA, Registered Shares (Electrical Equipment)	490
272,657	Telefonica SA (Diversified Telecommunication Services)	1,220
		20,833

	Sweden — 2.48%
16,694	Alfa Laval AB (Machinery)(a)	505
53,953	Assa Abloy AB, B Shares (Building Products)	1,551
36,039	Atlas Copco AB, A Shares (Machinery)	2,196
21,126	Atlas Copco AB, B Shares (Machinery)	1,100
14,514	Boliden AB (Metals & Mining)	539
11,969	Electrolux AB, B Shares (Household Durables)^	332
34,971	Epiroc AB, Class - A (Machinery)	792
20,694	Epiroc AB, Class - B (Machinery)	431
12,643	Equities AB (Capital Markets)	416
32,541	Essity AB, Class - B (Household Products)^	1,028
8,521	Evolution Gaming Group AB (Hotels, Restaurants & Leisure)(b)	1,255
5,781	Fastighets AB Balder, Class - B (Real Estate Management & Development)(a)	286
42,632	Hennes & Mauritz AB, B Shares (Specialty Retail)(a)	961
15,229	Hexagon AB, Class - B (Electronic Equipment, Instruments & Components)	1,405
22,176	Husqvarna AB (Household Durables)	320
5,337	ICA Gruppen AB (Food & Staples Retailing)	261
6,273	Industrivarden AB, A Shares (Diversified Financial Services)(b)	231
8,420	Industrivarden AB, C Shares (Diversified Financial Services)	296
7,856	Investment AB Latour, Class - B (Industrial Conglomerates)	204
24,465	Investor AB, B Shares (Diversified Financial Services)	1,952
12,837	Kinnevik AB, Class - B (Diversified Financial Services)	624
4,033	L E Lundbergforetagen AB, Class - B (Diversified Financial Services)(a)	220
9,862	Lundin Energy AB (Oil, Gas & Consumable Fuels)	310
16,548	Nibe Industrier AB, B Shares (Building Products)	513
61,053	Sandvik AB (Machinery)(a)	1,669
16,616	Securitas AB, B Shares (Commercial Services & Supplies)	283

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
86,366	Skandinaviska Enskilda Banken AB, Class - A (Banks)^	$1,053
18,051	Skanska AB, B Shares (Construction & Engineering)^	453
20,200	SKF AB, B Shares (Machinery)^	574
32,151	Svenska Cellulosa AB SCA, B Shares (Paper & Forest Products)(a)	569
82,562	Svenska Handelsbanken AB, A Shares (Banks)	897
48,057	Swedbank AB, A Shares (Banks)	847
8,811	Swedish Match AB (Tobacco)	688
26,500	Tele2 AB, B Shares (Wireless Telecommunication Services)	358
156,684	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	2,074
127,254	Telia Co. AB (Diversified Telecommunication Services)(b)	551
75,490	Volvo AB, B Shares (Machinery)^	1,910
		29,654

	Switzerland — 6.69%
98,753	ABB Ltd., Registered Shares (Electrical Equipment)	2,985
8,235	Adecco Group AG (Professional Services)	555
26,393	Alcon, Inc. (Health Care Equipment & Supplies)(a)	1,848
2,460	Baloise Holding AG, Registered Shares (Insurance)	419
1,598	Banque Cantonale Vaudoise, Registered Shares (Banks)(a)	156
160	Barry Callebaut AG, Registered Shares (Food Products)	362
56	Chocoladefabriken Lindt & Spruengli AG (Food Products)	489
5	Chocoladefabriken Lindt & Spruengli AG (Food Products)	458
10,569	Clariant AG, Registered Shares (Chemicals)	213
10,606	Coca-Cola HBC AG (Beverages)	338
27,995	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	2,688
129,571	Credit Suisse Group AG, Registered Shares (Capital Markets)	1,358
434	EMS-Chemie Holding AG (Chemicals)	388
1,997	Geberit AG, Registered Shares (Building Products)	1,271
495	Givaudan SA, Registered Shares (Chemicals)	1,908
11,877	Julius Baer Group Ltd. (Capital Markets)	760
2,866	Kuehne & Nagel International AG, Registered Shares (Marine)	818
28,284	LafargeHolcim Ltd., Registered Shares (Construction Materials)(b)	1,662
8,972	Logitech International SA, Registered Shares (Technology Hardware, Storage & Peripherals)	941
3,991	Lonza Group AG, Registered Shares (Life Sciences Tools & Services)(b)	2,232
153,900	Nestle SA, Registered Shares (Food Products)	17,154
118,529	Novartis AG, Registered Shares (Pharmaceuticals)	10,130
1,007	Partners Group Holding AG (Capital Markets)	1,286
37,515	Roche Holding AG (Pharmaceuticals)	12,125
1,461	Roche Holding AG (Pharmaceuticals)^	499
2,161	Schindler Holding AG (Machinery)	635

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
1,068	Schindler Holding AG, Registered Shares (Machinery)	$306
332	SGS SA, Registered Shares (Professional Services)(b)	942
7,611	Sika AG, Registered Shares (Chemicals)(b)	2,175
2,924	Sonova Holding AG, Registered Shares (Health Care Equipment & Supplies)(a)(b)	775
548	Straumann Holding AG, Registered Shares (Health Care Equipment & Supplies)	684
1,638	Swiss Life Holding AG (Insurance)	805
4,031	Swiss Prime Site AG, Registered Shares (Real Estate Management & Development)	372
15,489	Swiss Re AG (Insurance)	1,524
1,374	Swisscom AG, Registered Shares (Diversified Telecommunication Services)	737
3,573	Temenos AG, Registered Shares (Software)	514
2,792	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	156
1,536	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	442
196,465	UBS Group AG (Capital Markets)	3,043
2,414	Vifor Pharma AG (Pharmaceuticals)	329
8,091	Zurich Financial Services AG (Insurance)	3,453
		79,935

	United Kingdom — 9.82%
51,637	3i Group PLC (Capital Markets)	821
10,130	Admiral Group PLC (Insurance)	433
65,898	Anglo American PLC (Metals & Mining)	2,582
22,002	Antofagasta PLC (Metals & Mining)	513
23,923	Ashtead Group PLC (Trading Companies & Distributors)	1,427
18,905	Associated British Foods PLC (Food Products)(a)	629
69,999	AstraZeneca PLC (Pharmaceuticals)(b)	6,993
53,843	Auto Trader Group PLC (Interactive Media & Services)(a)(b)	411
6,576	Aveva Group PLC (Software)	310
206,867	Aviva PLC (Insurance)	1,164
173,911	BAE Systems PLC (Aerospace & Defense)	1,211
937,048	Barclays PLC (Banks)	2,401
54,037	Barratt Developments PLC (Household Durables)(a)	556
6,680	Berkeley Group Holdings PLC (Household Durables)	409
1,079,643	BP PLC (Oil, Gas & Consumable Fuels)	4,385
122,224	British American Tobacco PLC (Tobacco)	4,673
46,715	British Land Co. PLC (Equity Real Estate Investment Trusts)	325
468,696	BT Group PLC (Diversified Telecommunication Services)(a)	1,000
17,872	Bunzl PLC (Trading Companies & Distributors)	572
21,474	Burberry Group PLC (Textiles, Apparel & Luxury Goods)(a)(b)	562
10,892	Coca-Cola European Partners PLC (Beverages)	568
96,254	Compass Group PLC (Hotels, Restaurants & Leisure)(a)	1,939
7,421	Croda International PLC (Chemicals)(b)	649
124,635	Diageo PLC (Beverages)	5,136
72,964	Direct Line Insurance Group PLC (Insurance)	315
26,965	Evraz PLC (Metals & Mining)	215

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
11,890	Ferguson PLC (Trading Companies & Distributors)	$1,421
9,076	Fresnillo PLC (Metals & Mining)	108
267,322	GlaxoSmithKline PLC (Pharmaceuticals)	4,746
20,146	Halma PLC (Electronic Equipment, Instruments & Components)	659
17,619	Hargreaves Lansdown PLC (Capital Markets)	374
9,617	Hikma Pharmaceuticals PLC (Pharmaceuticals)(b)	302
1,086,126	HSBC Holdings PLC (Banks)	6,336
51,750	Imperial Brands PLC (Tobacco)	1,064
79,711	Informa PLC (Media)(a)	615
9,177	Intercontinental Hotels Group PLC (Hotels, Restaurants & Leisure)(a)	629
8,564	Intertek Group PLC (Professional Services)	661
93,942	J Sainsbury PLC (Food & Staples Retailing)	314
23,240	JD Sports Fashion PLC (Specialty Retail)(a)	264
10,270	Johnson Matthey PLC (Chemicals)	427
111,974	Kingfisher PLC (Specialty Retail)(a)	491
37,379	Land Securities Group PLC (Equity Real Estate Investment Trusts)	356
314,499	Legal & General Group PLC (Insurance)	1,210
3,757,473	Lloyds Banking Group PLC (Banks)(a)	2,203
16,735	London Stock Exchange Group PLC (Capital Markets)(b)	1,601
137,967	M&G PLC (Diversified Financial Services)	394
257,810	Melrose Industries PLC (Electrical Equipment)	593
25,766	Mondi PLC (Paper & Forest Products)	657
189,349	National Grid PLC (Multi-Utilities)	2,255
256,710	Natwest Group PLC (Banks)(b)	694
7,055	Next PLC (Multiline Retail)(a)	765
25,914	Ocado Group PLC (Internet & Direct Marketing Retail)(a)(b)	727
40,739	Pearson PLC (Media)	433
16,924	Persimmon PLC (Household Durables)	686
31,371	Phoenix Group Holdings PLC (Insurance)	317
138,698	Prudential PLC (Insurance)	2,945
37,856	RecKitt Benckiser Group PLC (Household Products)	3,391
103,570	RELX PLC (Professional Services)	2,597
98,137	Rentokil Initial PLC (Commercial Services & Supplies)	655
59,774	Rio Tinto PLC (Metals & Mining)	4,573
444,041	Rolls-Royce Holdings PLC (Aerospace & Defense)(a)	645
220,289	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	4,293
199,373	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	3,669
54,746	RSA Insurance Group PLC (Insurance)	514
6,597	Schroders PLC (Capital Markets)	318
63,891	Segro PLC (Equity Real Estate Investment Trusts)	826
12,627	Severn Trent PLC (Water Utilities)	401
47,969	Smith & Nephew PLC (Health Care Equipment & Supplies)	911
21,762	Smiths Group PLC (Industrial Conglomerates)	461
3,909	Spirax-Sarco Engineering PLC (Machinery)	614
56,359	SSE PLC (Electric Utilities)	1,130
28,390	St. James Place PLC (Capital Markets)	499
144,169	Standard Chartered PLC (Banks)	993

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
123,566	Standard Life Aberdeen PLC (Diversified Financial Services)	$494
110,318	Stellantis N.V. (Automobiles)	1,951
200,609	Taylor Wimpey PLC (Household Durables)(b)	499
414,921	Tesco PLC (Food & Staples Retailing)	1,309
57,925	The Sage Group PLC (Software)	489
140,281	Unilever PLC (Personal Products)	7,844
36,185	United Utilities Group PLC (Water Utilities)	462
1,425,433	Vodafone Group PLC (Wireless Telecommunication Services)	2,591
10,696	Whitbread PLC (Hotels, Restaurants & Leisure)(a)	505
133,478	William Morrison Supermarkets PLC (Food & Staples Retailing)	336
		117,416

	Total Common Stocks	863,636

	Preferred Stocks — 0.51%
	Germany — 0.51%
2,997	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	238
3,688	FUCHS PETROLUB SE — Preferred (Chemicals)	177
9,372	Henkel AG & Co. KGAA — Preferred (Household Products)	1,053
8,126	Porsche Automobil Holding SE — Preferred (Automobiles)	862
1,887	Sartorius AG — Preferred (Health Care Equipment & Supplies)	941
9,961	Volkswagen AG — Preferred (Automobiles)	2,787

	Total Preferred Stocks	6,058

	Rights — 0.00%
	Australia — 0.00%
2,935	Computershare Ltd. 04/19/21 (IT Services)(a)	3

	Italy — 0.00%
107,850	Snam SpA 04/08/21 (Oil, Gas & Consumable Fuels)(a)	—

	United Kingdom — 0.00%
418,457	CC Japan Income & Growth Trust PLC 03/01/23 (Capital Markets)(a)	47

	Total Rights	50

Principal Amount (000)
	U.S. Treasury Obligations — 0.05%
$540	U.S. Treasury Bill, 0.01%, 6/24/21(d)(e)(f)	540
61	U.S. Treasury Bill, 0.02%, 9/9/21(d)(e)(f)	61

	Total U.S. Treasury Obligations	601

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Investment Companies — 26.06%
566,483	Aberdeen New Dawn Investment Trust PLC	$2,467
176,622	Aberforth Smaller Companies Trust PLC	3,657
855,187	Antipodes Global Investment Co. Ltd.	688
628,787	Apax Global Alpha, Ltd.	1,655
133,900	ASA Gold and Precious Metals, Ltd.	2,671
1,614,892	AVI Japan Opportunity Trust PLC	2,493
1,108,173	Baillie Gifford European Growth Trust PLC	2,077
552,975	Baillie Gifford UK Growth Fund PLC^	1,768
66,291	BlackRock Health Sciences Trust II	1,743
874,740	BMO Global Smaller Companies PLC	1,857
139,248	Calamos Long/Short Equity & Dynamic Income Trust	2,800
80,426	CBRE Clarion Global Real Estate Income Fund	628
2,092,289	CC Japan Income & Growth Trust PLC	4,081
579,383	Edinburgh Investment Trust PLC	4,792
671,127	European Assets Trust PLC	1,110
280,826	European Opportunities Trust PLC	2,694
11,000,076	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(g)	11,000
708,250	Fidelity European Values PLC	2,734
849,595	Fidelity Japan Trust PLC	2,600
102,598	First Trust Dynamic Europe Equity Income Fund	1,303
247,033	Genesis Emerging Markets Fund Ltd.	3,044
206,000	Henderson European Focus Trust PLC	4,131
146,145	Henderson EuroTrust PLC	2,861
606,368	Japan Smaller Capitalization Fund, Inc.	5,639
1,155,587	JPMorgan European Investment Trust PLC - Growth	5,193
839,000	JPMorgan European Investment Trust PLC - Income	1,660
867,554	JPMorgan European Smaller Companies Trust PLC	5,525
174,713	JPMorgan Indian Investment Trust PLC	1,763
469,246	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	3,247
384,540	JPMorgan Japanese Investment Trust PLC	3,408
110,334	Morgan Stanley China A Share Fund, Inc.	2,488
204,803	Murray Income Trust PLC^	2,411
424,433	Neuberger Berman MLP and Energy Income Fund, Inc.	1,783
736,687	Oakley Capital Investments Ltd.	3,021

Shares	Security Description	Value (000)
	Investment Companies (continued)
691,324	Platinum Asia Investments Ltd.^	$667
1,431,985	Polar Capital Global Financials Trust PLC	3,089
697,057	Polar Capital Global Healthcare Trust PLC	2,325
2,531,800	Schroder Japan Growth Fund PLC	7,258
5,364,841	Schroder UK Public Private Trust PLC	2,736
100,838	Scottish Mortgage Investment Trust PLC	1,580
176,099,238	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(g)	176,100
1,014,057	Strategic Equity Capital PLC	3,760
191,210	Temple Bar Investment Trust PLC	3,010
178,971	Templeton Emerging Markets Investment Trust PLC	2,497
94,600	The Mexico Fund, Inc.	1,339
125,848	The New Germany Fund, Inc.	2,488
193,930	TR European Growth Trust PLC	3,609

	Total Investment Companies	311,450

	Purchased Options on Futures — 0.05%
	Total Purchased Options on Futures	615

	Total Investments (cost $972,798) — 98.92%	1,182,410
	Other assets in excess of liabilities — 1.08%	12,857

	Net Assets - 100.00%	$1,195,267

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $11,683 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2021.
(d)	Zero Coupon Security. Effective rate shown is as of March 31, 2021.
(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(f)	The rate disclosed represents effective yield at purchase.
(g)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Institutional International Equity Portfolio	City of London Investment Management Company, Limited	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	—	72.25%	—	—	72.25%
Preferred Stocks	—	0.51%	—	—	0.51%
Rights	0.00%	0.00%	—	—	0.00%
U.S. Treasury Obligations	—	0.05%	—	—	0.05%
Investment Companies	10.83%	1.15%	14.07%	0.01%	26.06%
Purchased Options on Futures	—	—	0.05%	—	0.05%
Other Assets (Liabilities)	-0.10%	-0.79%	1.48%	0.49%	1.08%
Total Net Assets	10.73%	73.17%	15.60%	0.50%	100.00%

 Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI EAFE Index Future	1,736	6/18/21	$190,266	$(377)
			$190,266	$(377)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(377)
	Total Net Unrealized Appreciation/(Depreciation)			$(377)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	60	$10,200	$3,400.00	4/30/21	$(16)
E-Mini S&P 500 Future Option	Put	27	4,523	3,350.00	4/30/21	(6)
E-Mini S&P 500 Future Option	Put	62	10,447	3,370.00	4/30/21	(15)
E-Mini S&P 500 Future Option	Put	26	4,407	3,390.00	4/30/21	(7)
E-Mini S&P 500 Future Option	Put	26	4,329	3,330.00	4/30/21	(5)
E-Mini S&P 500 Future Option	Put	46	8,142	3,540.00	5/28/21	(54)
E-Mini S&P 500 Future Option	Put	46	8,119	3,530.00	5/28/21	(53)
E-Mini S&P 500 Future Option	Put	46	7,820	3,400.00	5/28/21	(35)
E-Mini S&P 500 Future Option	Put	96	16,800	3,500.00	5/28/21	(100)
E-Mini S&P 500 Future Option	Put	56	10,276	3,670.00	6/18/21	(143)
E-Mini S&P 500 Future Option	Put	84	15,204	3,620.00	6/30/21	(228)
E-Mini S&P 500 Future Option	Put	40	6,300	3,150.00	4/16/21	(2)
E-Mini S&P 500 Future Option	Put	40	6,200	3,100.00	4/16/21	(1)
E-Mini S&P 500 Future Option	Put	40	6,100	3,050.00	4/16/21	(1)
E-Mini S&P 500 Future Option	Put	23	4,037	3,510.00	4/16/21	(3)
E-Mini S&P 500 Future Option	Put	56	9,660	3,450.00	4/16/21	(6)
E-Mini S&P 500 Future Option	Put	58	10,440	3,600.00	5/21/21	(69)
E-Mini S&P 500 Future Option	Put	28	4,914	3,510.00	5/21/21	(24)
E-Mini S&P 500 Future Option	Put	26	4,160	3,200.00	5/21/21	(9)
E-Mini S&P 500 Future Option	Put	26	4,147	3,190.00	5/21/21	(9)
						$(786)

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	30	$5,625	$3,750.00	4/30/21	$33
E-Mini S&P 500 Future Option	Put	28	5,320	3,800.00	5/28/21	77
E-Mini S&P 500 Future Option	Put	28	5,530	3,950.00	6/18/21	158
E-Mini S&P 500 Future Option	Put	42	8,190	3,900.00	6/30/21	232
E-Mini S&P 500 Future Option	Put	22	4,180	3,800.00	4/16/21	14
E-Mini S&P 500 Future Option	Put	29	5,655	3,900.00	5/21/21	101
						$615

Amounts designated as "—" are $0 or have been rounded to $0.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 84.29%
	Bermuda — 0.13%
286,000	Alibaba Health Information Technology Ltd. (Health Care Technology)(a)(b)	$809
1,039,733	Beijing Enterprises Water Group Ltd. (Water Utilities)(b)	395
		1,204

	Brazil — 3.46%
411,100	Ambev SA (Beverages)	1,117
39,400	B2W CIA Digital (Internet & Direct Marketing Retail)(a)	425
336,917	B3 SA - Brasil Bolsa Balcao (Capital Markets)	3,270
649,462	Banco Bradesco SA (Banks)	2,713
120,800	Banco do Brasil SA (Banks)	654
161,250	BB Seguridade Participacoes SA (Insurance)	695
71,700	BRF SA (Food Products)(a)	321
69,300	Centrais Electricas Brasileiras SA (Electric Utilities)	422
98,100	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)	661
400,700	Itau Unibanco Holding SA (Banks)	1,991
133,700	JBS SA (Food Products)	719
107,100	Klabin SA (Containers & Packaging)(a)	526
55,965	Localiza Rent A Car SA (Road & Rail)(b)	594
139,840	Lojas Renner SA (Multiline Retail)	1,058
462,500	Magazine Luiza SA (Multiline Retail)(b)	1,663
142,500	Natura & Co. Holding SA (Personal Products)(a)(b)	1,219
795,400	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	3,384
704,953	Raia Drogasil SA (Food & Staples Retailing)	3,139
108,800	Rumo SA (Road & Rail)(a)(b)	391
41,400	Suzano SA (Paper & Forest Products)(a)	504
260,400	Tim SA (Wireless Telecommunication Services)	586
235,200	Vale SA (Metals & Mining)	4,095
144,700	WEG SA (Machinery)	1,917
		32,064

	Cayman Islands — 0.67%
14,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	71
103,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,680
24,000	China Mengniu Dairy Co. Ltd. (Food Products)	137
480,000	Geely Automobile Holdings Ltd. (Automobiles)(b)	1,221
62,000	Kingsoft Corp. Ltd. (Software)(b)	412
190,350	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)(a)	2,665
		6,186

	Chile — 0.64%
18,008	Banco de Credito e Inversiones SA (Banks)	953
293,158	Empresas CMPC SA (Paper & Forest Products)	941
6,534,380	Enel Americas SA (Electric Utilities)	1,090
7,027,795	Enersis Chile SA (Electric Utilities)	547
457,504	S.A.C.I. Falabella (Multiline Retail)	2,078
5,610	Sociedad Quimica y Minera de Chile SA (Chemicals)	300
		5,909

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 27.06%
133,365	360 Security Technology, Inc., Class - A (Software)	$283
1,200	51Job, Inc., ADR (Professional Services)(a)	75
2,150,000	Agricultural Bank of China Ltd., H Shares (Banks)	860
118,000	Air China Ltd. (Airlines)	102
75,400	Air China Ltd. (Airlines)	104
56,000	AK Medical Holdings Ltd. (Health Care Equipment & Supplies)^(b)	71
194,058	Alibaba Group Holding Ltd., ADR (Internet & Direct Marketing Retail)(a)	43,998
314,000	Aluminum Corp of China Ltd., H Shares (Metals & Mining)(a)	129
6,100	Autobio Diagnostics Co. Ltd., Class - A (Health Care Equipment & Supplies)	102
5,814	Autohome, Inc., ADR (Interactive Media & Services)	542
97,600	Avic Shenyang Aircraft Co. Ltd. (Aerospace & Defense)	966
27,023	Baidu, Inc., ADR (Interactive Media & Services)(a)	5,879
6,902,100	Bank of China Ltd., H Shares (Banks)	2,628
1,399,000	Bank of Communications Co. Ltd., H Shares (Banks)	891
3,400	Baozun, Inc., ADR (Internet & Direct Marketing Retail)(a)	130
4,000	BeiGene Ltd., ADR (Biotechnology)(a)	1,392
281,350	Beijing Dabeinong Technology Group Co. Ltd., Class - A (Food Products)	361
123,400	Beijing Shiji Information Technology Co. Ltd. (Software)	556
27,600	Beijing Tiantan Biological Products Corp. Ltd. (Biotechnology)	138
5,127	Bilibili, Inc., ADR (Entertainment)(a)	549
122,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	115
92,553	BYD Co. Ltd. (Automobiles)	2,323
19,000	BYD Co. Ltd., H Shares (Automobiles)(b)	403
115,500	BYD Electronic International Co. Ltd. (Communications Equipment)	675
4,000	CanSino Biologics, Inc., Class - H (Pharmaceuticals)(a)(b)	151
68,000	China Aoyuan Group Ltd. (Real Estate Management & Development)	73
432,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)(b)	90
134,900	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	61
545,000	China Conch Venture Holdings Ltd. (Machinery)	2,562
9,982,350	China Construction Bank Corp., H Shares (Banks)	8,398
242,500	China COSCO Shipping Holdings Co. Ltd., H Shares (Marine)(a)	312
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	716
38,000	China Evergrande Group (Real Estate Management & Development)	72
174,000	China Galaxy Securities Co. Ltd., H Shares (Capital Markets)	107
607,000	China Huarong Asset Management Co. Ltd., H (Capital Markets)(b)	80
50,800	China International Capital Corp. Ltd. (Capital Markets)(a)(b)	123

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
7,500	China International Travel Service Corp. Ltd. (Hotels, Restaurants & Leisure)	$350
864,000	China Life Insurance Co. Ltd., H Shares (Insurance)	1,785
22,400	China Literature Ltd. (Media)(a)(b)	222
27,000	China Merchants Bank Co. Ltd. (Banks)	210
468,000	China Merchants Bank Co. Ltd., H Shares (Banks)	3,573
285,000	China Molybdenum Co. Ltd. (Metals & Mining)	173
102,000	China National Building Material Co. Ltd., H Shares (Construction Materials)(b)	147
20,450	China Northern Rare Earth Group High-Tech Co. Ltd. (Metals & Mining)(a)	60
805,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	429
748,000	China Resources Cement Holdings Ltd. (Construction Materials)(b)	840
822,183	China Resources Land Ltd. (Real Estate Management & Development)	3,982
902,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	1,198
697,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,437
162,000	China Southern Airlines Co. Ltd., H Shares (Airlines)(a)	120
1,652,000	China Tower Corp. Ltd. (Diversified Telecommunication Services)(b)	244
38,000	China Transinfo Technology Co. Ltd. (IT Services)	91
304,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)(b)	1,194
12,400	Chongqing Brewery Co. Ltd. (Beverages)	211
485,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	209
13,500	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	355
192,000	CIFI Holdings Group Co. Ltd. (Real Estate Management & Development)	186
29,100	CITIC Securities Co. Ltd. (Capital Markets)	106
48,500	CITIC Securities Co. Ltd., H Shares (Capital Markets)	112
465,200	COSCO Shipping Holdings Co. Ltd. (Marine)(a)	959
786,000	Country Garden Holdings Co. (Real Estate Management & Development)(b)	1,009
130,678	Country Garden Services Holdings Co. Ltd., Series S (Commercial Services & Supplies)	1,325
28,500	CSC Financial Co. Ltd. (Capital Markets)	138
76,000	DA An Gene Co., Ltd. of Sun Yat-Sen University, Class - A (Biotechnology)	353
73,400	Dongfang Electric Corp. Ltd. (Electrical Equipment)	142
54,240	East Money Information Co. Ltd. (Capital Markets)	226
117,200	ENN Energy Holdings Ltd. (Gas Utilities)	1,880
30,223	Eve Energy Co. Ltd. (Electrical Equipment)	346
85,400	Fangda Carbon New Material Co. Ltd. (Electrical Equipment)(a)	106
133,400	Focus Media Information Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	189

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
47,952	Foshan Haitian Flavouring & Food Co. Ltd. (Food Products)	$1,169
6,300	Fu Jian Anjoy Foods Co., Ltd., Class - A (Food Products)	200
25,400	Fujian Sunner Development Co. Ltd. (Food Products)	100
11,610	GDS Holdings Ltd., ADR (IT Services)(a)	941
78,000	Genscript Biotech Corp. (Life Sciences Tools & Services)(b)	137
85,000	GF Securities Co. Ltd., Class - H (Capital Markets)	130
164,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	456
4,077	GSX Techedu, Inc., ADR (Diversified Consumer Services)^(a)	138
598,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	502
21,000	Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)(b)	144
45,900	Haitong Securities Co. Ltd. (Capital Markets)	78
88,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	82
16,600	Hefei Meiya Optoelectronic Technology, Inc. (Machinery)	107
45,000	Hengli Petrochemical Co. Ltd. (Chemicals)	201
6,800	Hithink Royalflush Information Network Co. Ltd. (Capital Markets)	124
54,000	Hua Hong Semiconductor Ltd. (Semiconductors & Semiconductor Equipment)(a)(b)	294
25,200	Huadong Medicine Co. Ltd. (Health Care Providers & Services)	142
59,000	Huatai Securities Co. Ltd., Class - H (Capital Markets)(b)	90
2,500	Huazhu Group Ltd., ADR (Hotels, Restaurants & Leisure)(a)	137
4,100	Huya, Inc., ADR (Entertainment)^(a)	80
100,900	Iflytek Co. Ltd. (Software)	744
6,486,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	4,656
222,200	Inner Mongolia Baotou Steel Union Co. Ltd. (Metals & Mining)(a)	53
23,184	Inspur Electronic Information Industry Co. Ltd. (Technology Hardware, Storage & Peripherals)	97
7,700	Intco Medical Technology Co., Ltd., Class - A (Health Care Equipment & Supplies)(a)	190
14,242	iQiyi, Inc., ADR (Entertainment)^(a)	237
80,816	JD.com, Inc., ADR (Internet & Direct Marketing Retail)(a)	6,815
1,180,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,469
109,943	Jiangsu Hengrui Medicine Co. Ltd. (Pharmaceuticals)	1,545
176,600	Jiangxi Zhengbang Technology Co. Ltd. (Food Products)	408
98,300	Jinke Properties Group Co. Ltd. (Real Estate Management & Development)	99
1,500	JOYY, Inc., ADR (Interactive Media & Services)	141
14,100	Juewei Food Co. Ltd. (Food Products)	166
376,000	Kaisa Group Holdings Ltd. (Real Estate Management & Development)^	186

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
34,000	Kingboard Holdings Ltd. (Electronic Equipment, Instruments & Components)	$184
277,000	Kingdee International Software Group Co. Ltd. (Software)	859
3,100	Kweichow Moutai Co. Ltd. (Beverages)	950
139,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	128
46,500	Lens Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	185
278,500	LI Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)(b)	1,809
68,958	LONGi Green Energy Technology Co. Ltd., Class - A (Semiconductors & Semiconductor Equipment)	926
131,819	Luxshare Precision Industry Co. Ltd. (Electrical Equipment)	680
218,160	Meinian Onehealth Healthcare Holdings Co. Ltd. (Health Care Providers & Services)(a)	513
320,800	Meituan Dianping (Internet & Direct Marketing Retail)(a)(b)	12,306
16,000	Microport Scientific Corp. (Health Care Equipment & Supplies)	90
12,323	Momo, Inc., ADR (Interactive Media & Services)	182
5,200	Muyuan Foodstuff Co. Ltd. (Food Products)	79
61,400	Nanji E-Commerce Co. Ltd. (Media)	86
240,810	NARI Technology Co. Ltd., Class - A (Electrical Equipment)	1,144
40,695	NetEase, Inc., ADR (Entertainment)	4,202
22,400	New China Life Insurance Co. Ltd., H Shares (Insurance)(b)	87
86,557	NIO, Inc., ADR (Automobiles)(a)	3,374
5,300	Noah Holdings Ltd., ADR (Capital Markets)(a)	235
150,400	Oceanwide Holdings Co. Ltd. (Real Estate Management & Development)	63
77,290	O-FILM Tech Co. Ltd. (Electronic Equipment, Instruments & Components)	102
16,800	Ovctek China, Inc. (Health Care Equipment & Supplies)	231
111,600	Perfect World Co. Ltd., Class - A (Entertainment)	337
904,000	PetroChina Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	327
30,485	Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail)(a)	4,081
1,343,539	Ping An Insurance Group Company of China Ltd. (Insurance)	15,995
230,400	Rongsheng Petro Chemical Co. Ltd., Class - A (Chemicals)	968
53,500	SDIC Capital Co. Ltd. (Capital Markets)	100
142,000	Seazen Group Ltd. (Real Estate Management & Development)	174
120,299	Shandong Buchang Pharmaceuticals Co. Ltd., Class - A (Pharmaceuticals)	419
10,300	Shandong Pharmaceutical Glass Co., Ltd., Class - A (Health Care Equipment & Supplies)	62
26,900	Shandong Sinocera Functional Material Co. Ltd. (Chemicals)	174

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
136,100	Shanghai Electric Group Co. Ltd. (Electrical Equipment)(a)	$115
921,300	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	1,809
43,600	Shanghai Zhangjiang High-Tech Park Development Co. (Real Estate Management & Development)	111
82,200	Shanxi Meijin Energy Co. Ltd. (Oil, Gas & Consumable Fuels)(a)	90
41,500	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (Pharmaceuticals)	108
91,740	Shenzhen Inovance Technology Co. Ltd., Class - A (Machinery)	1,197
50,100	Shenzhen Kangtai Biological Products Co. Ltd. (Biotechnology)	1,047
222,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)(b)	700
26,100	Sichuan Kelun Pharmaceutical Co. Ltd. (Pharmaceuticals)	88
54,000	Sinotruk Hong Kong Ltd. (Machinery)	162
233,617	Songcheng Performance Development Co. Ltd., Class - A (Hotels, Restaurants & Leisure)	764
53,221	Spring Airlines Co. Ltd., Class - A (Airlines)	484
155,000	Sunac China Holdings Ltd. (Real Estate Management & Development)(b)	665
168,401	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	3,839
30,900	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class - A (Electronic Equipment, Instruments & Components)	86
45,497	TAL Education Group, ADR (Diversified Consumer Services)(a)	2,450
593,034	Tencent Holdings Ltd. (Interactive Media & Services)	46,534
15,400	Tencent Music Entertainment Group, ADR (Entertainment)(a)	316
207,300	The Pacific Securities Co. Ltd. (Capital Markets)(a)	102
94,200	Toly Bread Co. Ltd. (Food Products)	687
83,200	Tonghua Dongbao Pharmaceutical Co. Ltd. (Pharmaceuticals)	158
89,000	Transfar Zhilian Co. Ltd. (Chemicals)	98
27,444	Trip.com Group Ltd., ADR (Internet & Direct Marketing Retail)(a)	1,088
30,940	Unisplendour Corp. Ltd., Class - A (Electronic Equipment, Instruments & Components)	94
34,096	Vipshop Holdings Ltd., ADR (Internet & Direct Marketing Retail)(a)	1,018
126,275	Walvax Biotechnology Co Ltd., Class - A (Biotechnology)	871
72,200	Wangsu Science & Technology Co. Ltd., Class - A (IT Services)	71
8,500	Weibo Corp., ADR (Interactive Media & Services)(a)	429
50,500	Weichai Power Co. Ltd. (Machinery)	148
54,000	Weichai Power Co. Ltd. (Machinery)	133
20,760	Wens Foodstuffs Group Co. Ltd. (Food Products)	54

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
52,700	Wuhan Guide Infrared Co. Ltd. (Electronic Equipment, Instruments & Components)	$288
4,800	Wuliangye Yibin Co. Ltd., Class - A (Beverages)	196
27,600	WUS Printed Circuit Kunshan Co. Ltd. (Electronic Equipment, Instruments & Components)	70
174,000	Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services)(a)(b)	2,179
849,600	Xiaomi Corp. (Technology Hardware, Storage & Peripherals)(a)(b)	2,814
51,700	Xinjiang Goldwind Science & Technology Co. Ltd. (Electrical Equipment)	112
98,000	Yadea Group Holdings, Ltd. (Automobiles)(b)	218
13,950	Yealink Network Technology Corp. Ltd. (Communications Equipment)	145
61,000	Yihai International Holdings (Food Products)	632
76,440	Yintai Gold Co. Ltd. (Metals & Mining)	104
59,576	Yonyou Network Technology Co. Ltd. (Software)	325
27,030	Yunda Holding Co. Ltd. (Air Freight & Logistics)	58
4,926	Zai Lab Ltd., ADR (Biotechnology)(a)	657
17,500	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	766
13,440	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	197
1,094,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	970
48,300	Zhejiang Longsheng Group Co. Ltd. (Chemicals)	107
61,300	Zhejiang Semir Garment Co. Ltd. (Textiles, Apparel & Luxury Goods)	95
8,200	Zhejiang Supor Co. Ltd. (Household Durables)	90
75,900	Zheshang Securities Co. Ltd. (Capital Markets)	148
29,200	ZhongAn Online P&C Insurance Co. Ltd. (Insurance)(a)(b)	176
15,300	Zhongji Innolight Co. Ltd. (Machinery)	82
63,500	Zhongsheng Group Holdings Ltd. (Specialty Retail)	448
120,400	Zoomlion Heavy Industry Science & Technology Co. Ltd., H Shares (Machinery)	172
94,300	ZTE Corp. (Communications Equipment)	422
32,600	ZTE Corp., H Shares (Communications Equipment)	83
12,800	ZTO Express Cayman, Inc., ADR (Air Freight & Logistics)	373
		250,477

	Colombia — 0.09%
1,312,007	Ecopetrol SA (Oil, Gas & Consumable Fuels)	848

	Czech Republic — 0.04%
96,212	Moneta Money Bank A/S (Banks)(a)(b)	359

	Egypt — 0.06%
146,596	Commercial International Bank Egypt SAE (Banks)	540

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Greece — 0.12%
71,369	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	$1,145

	Hong Kong — 1.83%
387,660	AIA Group Ltd. (Insurance)	4,703
3,310,000	Alibaba Pictures Group Ltd. (Entertainment)(a)	430
38,000	China Education Group Holdings Ltd. (Diversified Consumer Services)(b)	68
712,182	China Everbright International Ltd. (Commercial Services & Supplies)	482
58,000	China Everbright Ltd. (Capital Markets)	76
1,546,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	620
432,500	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	1,124
112,000	China State Construction International Holdings Ltd. (Construction & Engineering)	77
38,200	China Taiping Insurance Holdings Co. Ltd. (Insurance)(b)	78
288,000	China Youzan Ltd. (Software)(a)	94
288,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)(b)	348
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)(b)	1,408
67,000	Fosun International Ltd. (Industrial Conglomerates)	94
62,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	82
179,000	Hengan International Group Co. Ltd. (Personal Products)	1,177
65,071	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	3,829
25,200	Hutchison China Meditech Ltd., ADR (Pharmaceuticals)(a)	712
88,500	Kingboard Laminates Holdings Ltd. (Electronic Equipment, Instruments & Components)(b)	191
117,000	KWG Group Holdings Ltd. (Real Estate Management & Development)	200
124,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	176
735,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)(b)	736
1,048,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	237
		16,942

	Hungary — 0.31%
10,516	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)(a)	76
28,568	OTP Bank Nyrt PLC (Banks)(a)	1,222
54,565	Richter Gedeon Nyrt (Pharmaceuticals)	1,610
		2,908

	India — 9.32%
54,236	Adani Green Energy, Ltd. (Independent Power and Renewable Electricity Producers)(a)	820
195,244	Adani Ports and Special Economic Zone Ltd. (Transportation Infrastructure)(a)	1,876
319,100	Ambuja Cements Ltd. (Construction Materials)	1,348

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
7,976	Apollo Hospitals Enterprise (Health Care Providers & Services)(b)	$317
34,614	Aurobindo Pharma Ltd. (Pharmaceuticals)(b)	417
49,538	Avenue Supermarts Ltd. (Food & Staples Retailing)(a)(b)	1,937
387,549	Axis Bank Ltd. (Banks)(a)(b)	3,697
7,846	Bajaj Auto Ltd. (Automobiles)(a)	394
32,970	Bajaj Finance Ltd. (Consumer Finance)(a)(b)	2,322
5,884	Bajaj Finserv Ltd. (Insurance)(a)	778
133,285	Bharat Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)(b)	780
8,842,285	Chennai Super Kings Cricket Ltd. (Entertainment)(a)(c)	—
513,160	Coal India Ltd. (Oil, Gas & Consumable Fuels)	915
69,959	Dr. Reddy's Laboratories Ltd., ADR (Pharmaceuticals)	4,295
12,020	Eicher Motors Ltd. (Automobiles)(a)(b)	428
479,732	GAIL India Ltd. (Gas Utilities)	889
133,690	HCL Technologies Ltd. (IT Services)	1,797
156,109	HDFC Bank Ltd. (Banks)(a)	3,189
36,498	Hero MotoCorp Ltd. (Automobiles)	1,455
31,793	Hindustan Unilever Ltd. (Household Products)(b)	1,057
359,764	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	12,293
775,273	ICICI Bank Ltd. (Banks)(a)(b)	6,173
260,255	Infosys Ltd. (IT Services)	4,870
11,749	Ipca Laboratories, Ltd. (Pharmaceuticals)	306
462,455	ITC Ltd. (Tobacco)(b)	1,382
329,946	Mahindra & Mahindra Ltd. (Automobiles)	3,589
301,748	NTPC Ltd. (Independent Power and Renewable Electricity Producers)(b)	440
41,081	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	57
19,352	Pidilite Industries Ltd. (Chemicals)(a)	479
275,551	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	7,550
136,393	Rural Electrification Corp. Ltd. (Diversified Financial Services)	245
4,624	Shree Cement Ltd. (Construction Materials)(a)(b)	1,864
242,156	State Bank of India (Banks)(a)(b)	1,207
213,304	Tata Consultancy Services Ltd. (IT Services)(b)	9,272
38,270	Tata Motors Ltd. (Automobiles)(a)	158
159,991	Tata Steel Ltd. (Metals & Mining)	1,777
19,873	Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	424
18,266	Ultra Tech Cement Ltd. (Construction Materials)	1,683
222,144	United Spirits Ltd. (Beverages)(a)	1,691
124,150	Vedanta Ltd. (Metals & Mining)	388
258,668	Wipro Ltd. (IT Services)(b)	1,465
1,074,947	Yes Bank, Ltd. (Banks)(a)(b)	229
22,406	ZEE Entertainment Enterprises Ltd. (Media)(b)	62
		86,315

	Indonesia — 1.19%
345,000	Indah Kiat Pulp & Paper TBK (Paper & Forest Products)	248
1,184,400	PT Astra International Tbk (Automobiles)	430
1,135,192	PT Bank Central Asia Tbk (Banks)	2,430

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
3,856,600	PT Bank Rakyat Indonesia Persero Tbk (Banks)(a)	$1,169
1,875,600	PT Charoen Pokphand Indonesia Tbk (Food Products)	904
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	368
2,093,700	PT Indofood Sukses Makmur Tbk (Food Products)	952
21,281,590	PT Kalbe Farma Tbk (Pharmaceuticals)	2,300
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	295
621,400	PT Semen Gresik (Persero) Tbk (Construction Materials)	446
4,571,250	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)(b)	1,077
251,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	383
		11,002

	Kuwait — 0.19%
161,490	Boubyan Bank KSCP (Banks)	323
146,300	Kuwait Finance House KSCP (Banks)(a)	372
149,626	Mobile Telecommunications Co. KSCP (Wireless Telecommunication Services)	299
289,023	National Bank of Kuwait SAKP (Banks)	772
		1,766

	Luxembourg — 0.02%
1,000	Globant SA (Software)(a)	208

	Malaysia — 1.13%
241,900	AMMB Holdings Berhad (Banks)	171
1,078,600	Dialog Group Berhad (Energy Equipment & Services)	809
281,400	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	606
1,093,800	IHH Healthcare Berhad (Health Care Providers & Services)	1,404
777,500	IOI Corp. Berhad (Food Products)	786
49,900	Kossan Rubber Industries (Health Care Equipment & Supplies)	39
146,614	Malayan Banking Berhad (Banks)	292
581,500	Maxis Berhad (Wireless Telecommunication Services)(b)	634
600,100	Press Metal Aluminum Holdings (Metals & Mining)	1,433
475,000	Public Bank Berhad (Banks)	481
1,262,600	Ql Resources Berhad (Food Products)	1,847
558,900	Sime Darby Berhad (Industrial Conglomerates)	324
533,100	Sime Darby Plantation Berhad (Food Products)	597
34,653	Supermax Corp. Bhd (Health Care Equipment & Supplies)	32
932,100	Top Glove Corp. Berhad (Health Care Equipment & Supplies)	1,016
		10,471

	Mexico — 1.71%
2,706,700	America Movil SAB de CV (Wireless Telecommunication Services)^	1,849
2,162,900	CEMEX SAB de CV (Construction Materials)(a)	1,526
138,800	Coca-Cola Femsa SAB de CV (Beverages)	641
156,300	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)(b)	183

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
45,166	Fomento Economico Mexicano SAB de CV, ADR (Beverages)	$3,403
57,155	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Transportation Infrastructure)(a)	1,015
363,500	Grupo Bimbo SAB de CV, Series A (Food Products)	763
195,000	Grupo Financiero Banorte SAB de CV (Banks)(a)	1,099
516,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	2,715
255,700	Grupo Televisa SAB de CV (Media)(a)	455
576,600	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	986
439,825	Orbia Advance Corp SAB de CV (Chemicals)	1,175
		15,810

	Peru — 0.33%
74,356	Compania de Minas Buenaventura SA, ADR (Metals & Mining)(a)	746
16,506	Credicorp Ltd. (Banks)	2,254
700	Credicorp Ltd. (Banks)	96
		3,096

	Philippines — 0.75%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)(b)	840
719,500	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	348
2,129,373	Metropolitan Bank & Trust Co. (Banks)	1,948
17,765	PLDT, Inc. (Wireless Telecommunication Services)	447
172,042	SM Investments Corp. (Industrial Conglomerates)	3,404
		6,987

	Poland — 0.25%
84,014	Bank Pekao SA (Banks)(a)(b)	1,501
3,287	CD Projekt SA (Entertainment)(a)	159
3,670	KGHM Polska Miedz SA (Metals & Mining)(a)	177
42,368	Powszechny Zaklad Ubezpieczen SA (Insurance)(a)(b)	366
85,078	Telekomunikacja Polska SA (Diversified Telecommunication Services)(a)	142
		2,345

	Qatar — 0.41%
691,911	Industries Qatar QSC (Industrial Conglomerates)	2,271
125,342	Mesaieed Petrochemical Holding Co. (Chemicals)	64
172,497	Qatar National Bank (Banks)	852
427,550	The Commercial Bank of Qatar QSC (Banks)	569
		3,756

	Russia — 1.83%
280,855	Gazprom PJSC, ADR (Oil, Gas & Consumable Fuels)	1,675
766,150	Gazprom PJSC (Oil, Gas & Consumable Fuels)	2,313
27,710	LUKOIL (Oil, Gas & Consumable Fuels)	2,244
23,471	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	1,898
8,073	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,594

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
11,677	Polymetal International PLC (Metals & Mining)	$229
854	Polyus PJSC (Metals & Mining)	158
89,489	Sberbank of Russia PJSC, ADR (Banks)	1,379
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	2,284
55,190	Tatneft PJSC, Class - S (Oil, Gas & Consumable Fuels)	437
918,566	The Moscow Exchange (Capital Markets)	2,112
814,600,000	VTB Bank PJSC (Banks)	459
3,147	Yandex N.V., Class - A (Interactive Media & Services)(a)	205
		16,987

	Saudi Arabia — 1.99%
63,145	Advanced Petrochemical Co. (Chemicals)	1,229
117,942	Al Rajhi Bank (Banks)	3,108
77,181	Banque Saudi Fransi (Banks)	686
16,955	Bupa Arabia For Cooperative Insurance Co. (Insurance)(a)	541
382,830	Dar Al Arkan Real Estate Development Co. (Real Estate Management & Development)(a)	939
205,974	Emaar Economic City (Real Estate Management & Development)(a)	588
15,003	Etihad Etisalat Co. (Wireless Telecommunication Services)(a)	118
105,859	National Commercial Bank (Banks)	1,499
172,781	Riyad Bank (Banks)	1,034
46,591	Sahara International Petrochemical Co. (Chemicals)	275
59,797	Saudi Arabian Fertilizer Co. (Chemicals)	1,569
98,341	Saudi Arabian Mining Co. (Metals & Mining)(a)	1,495
62,760	Saudi Basic Industries Corp. (Chemicals)	1,965
31,231	Saudi Industrial Investment Group (Chemicals)	271
127,544	Saudi Kayan Petrochemical Co. (Chemicals)(a)	542
48,506	Saudi Telecom Co. (Diversified Telecommunication Services)	1,640
71,146	The Saudi British Bank (Banks)(b)	500
37,378	The Savola Group (Food Products)	392
		18,391

	South Africa — 3.91%
8,100	Absa Group Ltd. (Banks)	69
3,694	Anglo American Platinum Ltd. (Metals & Mining)	539
59,086	AngloGold Ashanti Ltd. (Metals & Mining)^	1,289
11,124	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)(a)	109
41,657	Bid Corp. Ltd. (Food & Staples Retailing)(a)	808
6,139	Bidvest Group Ltd. (Industrial Conglomerates)	71
774	Capitec Bank Holdings Ltd. (Banks)(a)	75
165,723	Clicks Group Ltd. (Food & Staples Retailing)	2,701
234,373	Discovery Ltd. (Insurance)(a)	2,107
109,992	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)^(b)	1,297
403,136	FirstRand Ltd. (Diversified Financial Services)(b)	1,411
23,283	Gold Fields Ltd. (Metals & Mining)(b)	217

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
399,656	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)(b)	$358
3,537	Kumba Iron Ore Ltd. (Metals & Mining)	146
8,188	Mr. Price Group Ltd. (Specialty Retail)	107
230,530	MTN Group Ltd. (Wireless Telecommunication Services)	1,357
79,012	MultiChoice Group Ltd. (Media)	691
76,367	Naspers Ltd. (Media)	18,287
5,586	Nedbank Group Ltd. (Banks)(b)	53
65,767	Old Mutual Ltd. (Insurance)	56
43,185	Rand Merchant Investment Holdings Ltd. (Insurance)	90
7,269	Remgro Ltd. (Diversified Financial Services)	51
16,089	Sanlam Ltd. (Insurance)(b)	65
54,300	Sasol Ltd. (Chemicals)(a)	779
9,822	Shoprite Holdings Ltd. (Food & Staples Retailing)	105
455,387	Sibanye Stillwater Ltd. (Metals & Mining)	2,007
151,097	Standard Bank Group Ltd. (Banks)	1,285
22,743	Woolworths Holdings Ltd. (Multiline Retail)(a)(b)	76
		36,206

	South Korea — 10.90%
4,208	AmorePacific Corp. (Personal Products)	961
7,158	Celltrion Healthcare Co. Ltd. (Health Care Providers & Services)(a)(b)	860
6,930	Celltrion, Inc. (Biotechnology)(a)	1,987
4,889	CJ Cheiljedang Corp. (Food Products)	1,776
3,672	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Machinery)(a)	92
10,846	Dongbu Insurance Co. Ltd. (Insurance)(b)	453
7,304	E-Mart Co. Ltd. (Food & Staples Retailing)	1,104
7,366	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	281
1,990	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	69
25,499	Hana Financial Group, Inc. (Banks)	964
2,925	Hankook Tire & Technology Co. Ltd. (Auto Components)	127
126,162	Hanon Systems (Auto Components)	1,968
6,496	HLB, Inc. (Leisure Products)(a)	225
5,698	Hotel Shilla Co. Ltd. (Specialty Retail)	438
23,284	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	906
8,959	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	194
6,702	Hyundai Mobis Co. Ltd. (Auto Components)	1,729
10,168	Hyundai Motor Co. Ltd. (Automobiles)	1,959
11,325	Industrial Bank of Korea (Banks)	92
40,398	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	903
29,280	KB Financial Group, Inc. (Banks)(b)	1,454
32,204	Kia Motors Corp. (Automobiles)	2,359
52,858	Korea Electric Power Corp. (Electric Utilities)	1,081
9,376	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Machinery)(a)	1,106
28,976	KT&G Corp. (Tobacco)(b)	2,084
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	1,569
2,798	LG Chem Ltd. (Chemicals)	1,990
20,357	LG Corp. (Industrial Conglomerates)	1,626

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
35,797	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)(a)	$720
630	LG Household & Health Care Ltd. (Personal Products)	874
849	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	154
65,000	Mirae Asset Daewoo Co. Ltd. (Capital Markets)	566
9,633	Naver Corp. (Interactive Media & Services)	3,209
4,332	NCsoft Corp. (Entertainment)	3,342
12,376	Pan Ocean Co. Ltd. (Marine)	67
9,902	POSCO (Metals & Mining)	2,800
5,257	POSCO Chemical Co. Ltd. (Construction Materials)	720
2,201	Samsung Biologics Co. Ltd. (Life Sciences Tools & Services)(a)(b)	1,455
7,320	Samsung Card Co. Ltd. (Consumer Finance)	223
6,353	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	1,053
394,231	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	28,359
54,624	Samsung Engineering Co. Ltd. (Construction & Engineering)(a)(b)	676
17,670	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,967
3,196	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,864
1,471	Seegene, Inc. (Biotechnology)	169
1,688	Shin Poong Pharmaceutical Co., Ltd. (Pharmaceuticals)	127
136,114	Shinhan Financial Group Co. Ltd. (Banks)	4,505
174	SK Chemicals Co., Ltd. (Chemicals)	39
108,861	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	12,748
6,816	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,319
3,693	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	897
12,594	SK Telecom Co. Ltd., ADR (Wireless Telecommunication Services)	343
15,050	Woongjin Coway Co. Ltd. (Household Durables)	871
57,981	Woori Financial Group, Inc. (Banks)	518
		100,942

	Taiwan — 11.54%
121,324	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,506
41,000	Airtac International Group (Machinery)	1,444
371,672	ASE Technology Holding Co. Ltd., Class - H (Semiconductors & Semiconductor Equipment)	1,401
462,971	Asia Cement Corp. (Construction Materials)	776
82,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	1,071
30,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	222
719,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	1,215
135,049	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	481

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
3,764,000	China Development Financial Holding Corp. (Banks)	$1,385
172,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	672
1,359,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	1,272
1,310,403	E.Sun Financial Holding Co. Ltd. (Banks)	1,199
42,000	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	707
454,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,020
482,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	962
39,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,025
64,570	Highwealth Construction Corp. (Real Estate Management & Development)(a)	98
51,461	Hiwin Technologies Corp. (Machinery)	726
560,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	2,434
399,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	295
625,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	592
28,773	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	3,238
515,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	1,135
243,462	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	8,270
2,369,477	Mega Financial Holding Co. Ltd. (Banks)	2,650
58,000	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)(b)	187
52,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,048
20,000	Oneness Biotech Co., Ltd. (Pharmaceuticals)(a)	185
497,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	1,291
99,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	115
150,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	555
1,284,640	President Enterprises Corp. (Food Products)	3,287
286,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	983
268,920	Ruentex Development Co. Ltd. (Real Estate Management & Development)	467
637,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,219
879,721	Taiwan Cement Corp. (Construction Materials)	1,443
151,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	520
2,602,094	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	53,545
176,243	The Shanghai Commercial & Savings Bank Ltd. (Banks)	259

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
39,000	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	$341
42,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	576
238,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	246
1,094,155	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,285
477,400	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	817
29,000	Yageo Corp. (Electronic Equipment, Instruments & Components)	562
2,684,480	Yuanta Financial Holding Co. Ltd. (Capital Markets)	2,117
		106,844

	Thailand — 1.55%
183,700	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,020
379,300	Airports of Thailand PCL (Transportation Infrastructure)	838
28,500	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	115
691,100	Berli Jucker PCL (Food & Staples Retailing)	868
728,100	BTS Group Holdings PCL (Road & Rail)	225
171,633	Central Retail Corp.-Local (Multiline Retail)(a)	205
127,000	Delta Electronics Public Co. Ltd. - NVDR (Electronic Equipment, Instruments & Components)	1,282
45,500	Delta Electronics Thailand PCL - NVDR (Electronic Equipment, Instruments & Components)	422
688,700	Energy Absolute PCL (Independent Power and Renewable Electricity Producers)	1,366
1,418,800	Gulf Energy Development PCL (Independent Power and Renewable Electricity Producers)	1,522
89,800	Indorama Ventures PCL - NVDR (Chemicals)	128
303,786	Kasikornbank Public Co. Ltd. (Banks)	1,410
1,724,700	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	673
682,900	Minor International PCL (Hotels, Restaurants & Leisure)(a)	710
93,800	Muangthai Capital PCL (Consumer Finance)	212
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	862
272,575	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	994
361,600	Siam Commercial Bank Public Co. Ltd. - NVDR (Banks)	1,290
98,100	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	191
		14,333

	Turkey — 0.32%
173,530	Aselsan Elektronik Sanayi VE Ticaret A/S (Aerospace & Defense)	315
39,242	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	336

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
1,879,023	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	$1,805
68,200	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	126
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class - D (Metals & Mining)(a)	—
40,398	Turk Hava Yollari Anonim Ortakligi A/S (Airlines)(a)	62
167,030	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	303
		2,947

	United Arab Emirates — 0.23%
193,132	Abu Dhabi Commercial Bank PJSC (Banks)	325
488,800	Dubai Islamic Bank PJSC (Banks)	606
309,932	First Abu Dhabi Bank PJSC (Banks)	1,232
		2,163

	United Kingdom — 1.56%
326,649	Antofagasta PLC (Metals & Mining)	7,610
94,071	Mondi PLC (Paper & Forest Products)	2,419
78,382	Unilever PLC (Personal Products)	4,382
		14,411

	United States — 0.75%
823	MercadoLibre, Inc. (Internet & Direct Marketing Retail)(a)	1,212
6,800	Southern Copper Corp. (Metals & Mining)	462
88,317	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	5,228
		6,902

	Total Common Stocks	780,464

	Preferred Stocks — 0.83%
	Brazil — 0.41%
456,420	Banco Bradesco SA — Preferred (Banks)(b)	2,170
306,937	Companhia Energetica de Minas Gerais SA — Preferred (Electric Utilities)	711
24,400	Gerdau SA — Preferred (Metals & Mining)	131
42,533	Lojas Americanas SA — Preferred (Multiline Retail)(b)	169
152,900	Petroleo Brasileiro SA — Preferred (Oil, Gas & Consumable Fuels)	655
		3,836

	South Korea — 0.42%
1,400	Hyundai Motor Co. Ltd. — Preferred (Automobiles)	124
5,951	Hyundai Motor Co. Ltd. 2nd — Preferred (Automobiles)	515
49,604	Samsung Electronics Co. Ltd. — Preferred (Technology Hardware, Storage & Peripherals)	3,200
		3,839

	Total Preferred Stocks	7,675

Shares	Security Description	Value (000)
	Right — 0.00%
	Chile — 0.00%
5,610	Sociedad Quimica y Minera de Chile SA, 4/19/21 (Chemicals)(a)	$22

	Total Right	22

Principal Amount (000)
	U.S. Treasury Obligations — 0.07%
$72	U.S. Treasury Bill, 0.02%, 9/9/21(d)(e)	72
553	U.S. Treasury Bill, 0.01%, 6/24/21(d)(e)	553

	Total U.S. Treasury Obligations	625

Shares
	Investment Companies — 6.72%
3,359,971	Federated Treasury Obligations Fund, Institutional Shares, 0.01%^^(f)	3,360
58,846,792	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01%(f)	58,847

	Total Investment Companies	62,207

	Purchased Options on Futures — 0.02%
	Total Purchased Options on Futures	201

	Total Investments (cost $607,648) — 91.93%	851,194
	Other assets in excess of liabilities — 8.07%	74,767

	Net Assets - 100.00%	$925,961

Amounts designated as "—" are $0 or have been rounded to $0.

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $3,182 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security was valued using significant unobservable inputs as of March 31, 2021.
(d)	Zero Coupon Security. Effective rate shown is as of March 31, 2021.
(e)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(f)	Annualized 7-day yield as of period-end.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Emerging Markets Portfolio	Mellon Investments Corporation	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	XY Investments (HK) Limited	Total
Common Stocks	66.49%	—	17.80%	—	84.29%
Preferred Stocks	0.83%	—	—	—	0.83%
Right	0.00%	—	—	—	0.00%
U.S. Treasury Obligations	0.07%	—	—	—	0.07%
Investment Companies	1.02%	5.64%	0.06%	—	6.72%
Purchased Options on Futures	—	0.02%	—	—	0.02%
Other Assets (Liabilities)	-0.33%	1.23%	-0.08%	7.25%	8.07%
Total Net Assets	68.08%	6.89%	17.78%	7.25%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
MSCI Emerging Markets Index Future	1,103	6/18/21	$72,936	$(516)
			$72,936	$(516)
	Total Unrealized Appreciation			$—
	Total Unrealized Depreciation			(516)
	Total Net Unrealized Appreciation/(Depreciation)			$(516)

^	Cash has been pledged to collateral for futures contracts held by the Portfolio.

Options on Futures Contracts

Exchange-traded options on futures contacts written as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	14	$2,345	$3,350.00	4/30/21	$(3)
E-Mini S&P 500 Future Option	Put	24	4,080	3,400.00	4/30/21	(6)
E-Mini S&P 500 Future Option	Put	14	2,373	3,390.00	4/30/21	(4)
E-Mini S&P 500 Future Option	Put	24	4,044	3,370.00	4/30/21	(6)
E-Mini S&P 500 Future Option	Put	14	2,331	3,330.00	4/30/21	(3)
E-Mini S&P 500 Future Option	Put	2	354	3,540.00	5/28/21	(2)
E-Mini S&P 500 Future Option	Put	32	5,599	3,500.00	5/28/21	(33)
E-Mini S&P 500 Future Option	Put	2	353	3,530.00	5/28/21	(2)
E-Mini S&P 500 Future Option	Put	2	340	3,400.00	5/28/21	(2)
E-Mini S&P 500 Future Option	Put	26	4,771	3,670.00	6/18/21	(66)
E-Mini S&P 500 Future Option	Put	8	1,448	3,620.00	6/30/21	(22)
E-Mini S&P 500 Future Option	Put	6	930	3,100.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	17	2,984	3,510.00	4/16/21	(2)
E-Mini S&P 500 Future Option	Put	27	4,658	3,450.00	4/16/21	(3)
E-Mini S&P 500 Future Option	Put	6	945	3,150.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	6	915	3,050.00	4/16/21	—
E-Mini S&P 500 Future Option	Put	14	2,240	3,200.00	5/21/21	(5)
E-Mini S&P 500 Future Option	Put	14	2,233	3,190.00	5/21/21	(5)
E-Mini S&P 500 Future Option	Put	26	4,680	3,600.00	5/21/21	(31)
E-Mini S&P 500 Future Option	Put	11	1,931	3,510.00	5/21/21	(10)
						$(205)

Exchanged-traded options on futures contacts purchased as of March 31, 2021 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
E-Mini S&P 500 Future Option	Put	12	$2,250	$3,750.00	4/30/21	$13
E-Mini S&P 500 Future Option	Put	13	2,470	3,800.00	5/28/21	36
E-Mini S&P 500 Future Option	Put	13	2,568	3,950.00	6/18/21	74
E-Mini S&P 500 Future Option	Put	4	780	3,900.00	6/30/21	22
E-Mini S&P 500 Future Option	Put	17	3,230	3,800.00	4/16/21	11
E-Mini S&P 500 Future Option	Put	13	2,535	3,900.00	5/21/21	45
						$201

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Total Return Swap Agreements

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Agricultural Bank of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$156	$1	$—	$1
Receive	0.71%	Aier Eye Hospital Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	1.12%	Amlogic Shanghai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	51	(3)	—	(3)
Receive	0.65%	AN Hui Wenergy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	478	16	—	16
Receive	0.65%	Angel Yeast Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	644	14	—	14
Receive	0.65%	Anhui Conch Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	14	—	—	—
Receive	0.65%	Anhui Expressway Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	243	11	—	11
Receive	1.12%	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	184	(7)	—	(7)
Receive	0.65%	Anji Microelectronics Technology Shanghai Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	1.12%	Anji Microelectronics Technology Shanghai Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	3	—	—	—
Receive	0.65%	Aoshikang Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	501	4	—	4
Receive	0.65%	Avary Holding Shenzhen Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	123	1	—	1
Receive	0.65%	Bafang Electric Suzhou Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	267	12	—	12
Receive	0.65%	Bank of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	364	2	—	2
Receive	0.65%	Bank of Communications Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,834	53	—	53
Receive	1.12%	Beijing Kingsoft Office Software, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	87	4	—	4
Receive	0.70%	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	258	8	—	8
Receive	0.65%	Beijing United Information Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	0.65%	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	341	16	—	16
Receive	0.65%	Betta Pharmaceuticals Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	177	—	—	—
Receive	1.12%	Beyondsoft Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	292	—	—	—
Receive	0.65%	BGI Genomics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	265	13	—	13
Receive	0.71%	BOE Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	371	(4)	—	(4)
Receive	0.65%	Bright Dairy & Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	533	12	—	12
Receive	0.72%	BYD Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	567	(52)	—	(52)

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.71%	By-Health Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$285	$12	$—	$12
Receive	0.71%	Canny Elevator Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	225	(9)	—	(9)
Receive	0.65%	Changying Xinzhi Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	164	(1)	—	(1)
Receive	0.71%	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	177	10	—	10
Receive	0.70%	Chaozhou Three-Circle Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	46	7	—	7
Receive	0.65%	Chengdu Wintrue Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	34	—	—	—
Receive	0.71%	Chengdu Xingrong Environment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	494	10	—	10
Receive	0.65%	China Aerospace Times Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	115	(2)	—	(2)
Receive	0.65%	China CITIC Bank Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	3,082	28	—	28
Receive	0.70%	China Coal Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	135	6	—	6
Receive	1.05%	China Coal Xinji Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	234	1	—	1
Receive	0.65%	China Construction Bank Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	1,215	28	—	28
Receive	0.71%	China International Marine Containers Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	682	69	—	69
Receive	0.65%	China Jushi Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	828	(86)	—	(86)
Receive	0.65%	China Merchants Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	406	(3)	—	(3)
Receive	1.12%	China Resources Microelectronics Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	18	—	—	—
Receive	0.71%	China South Publishing & Media Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	791	2	—	2
Receive	0.73%	China Tourism Group Duty Free Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	590	213	—	213
Receive	0.71%	Chongqing Brewery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	729	100	—	100
Receive	1.05%	Chongqing Chuanyi Automation Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	70	1	—	1
Receive	0.65%	Chongqing Dima Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	209	(3)	—	(3)
Receive	1.05%	Chongqing New Dazheng Property Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	31	—	—	—
Receive	0.65%	Chongqing Zongshen Power Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	762	14	—	14
Receive	1.05%	Citic Offshore Helicopter Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	215	2	—	2
Receive	0.65%	COFCO Capital Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	147	4	—	4
Receive	0.65%	Contemporary Amperex Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	470	(7)	—	(7)
Receive	0.65%	COSCO SHIPPING Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	241	29	—	29

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	CQ Pharmaceutical Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$871	$13	$—	$13
Receive	0.65%	Da An Gene Co. Ltd. of Sun Yat-Sen University A-shares	Morgan Stanley	1/31/22	At Maturity	219	9	—	9
Receive	0.65%	DaShenLin Pharmaceutical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	127	1	—	1
Receive	0.65%	Digital China Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	1.05%	Digiwin Software Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	7	—	—	—
Receive	0.65%	East Money Information Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2,253	(207)	—	(207)
Receive	0.70%	Electric Connector Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	44	4	—	4
Receive	0.65%	Flat Glass Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	11	—	—	—
Receive	0.65%	Focus Media Information Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	391	(21)	—	(21)
Receive	0.65%	Foshan Haitian Flavouring & Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	811	23	—	23
Receive	0.65%	Foxconn Industrial Internet Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	174	—	—	—
Receive	0.70%	Fu Jian Anjoy Foods Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	25	—	—	—
Receive	0.71%	Fujian Torch Electron Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	92	—	—	—
Receive	0.65%	Fuyao Glass Industry Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	—	—	—
Receive	0.65%	Ganfeng Lithium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	88	—	—	—
Receive	1.12%	Ganso Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	249	3	—	3
Receive	0.71%	GoerTek, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	211	5	—	5
Receive	0.65%	Guangdong Baolihua New Energy Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	6	—	—	—
Receive	1.12%	Guangdong Dcenti Auto-Parts Stock Ltd Co. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.71%	Guangdong Hybribio Biotech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	153	2	—	2
Receive	0.65%	Guangdong Sirio Pharma Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	8	—	—	—
Receive	0.71%	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	252	(7)	—	(7)
Receive	1.12%	Guangdong Yantang Dairy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	26	1	—	1
Receive	1.05%	Guangdong Yizumi Precision Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	13	—	—	—
Receive	1.12%	Guanghui Logistics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	104	1	—	1
Receive	0.65%	Guangxi Liugong Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	59	—	—	—
Receive	0.65%	Guangzhou GRG Metrology & Test Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	84	1	—	1

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.05%	Guangzhou Guangri Stock Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$67	$—	$—	$—
Receive	0.65%	Guangzhou Haige Communications Group Inc Co. A-shares	Morgan Stanley	1/31/22	At Maturity	305	6	—	6
Receive	0.72%	Guangzhou Kingmed Diagnostics Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	871	(25)	—	(25)
Receive	0.71%	Guangzhou Restaurant Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	313	10	—	10
Receive	0.71%	Guangzhou Shiyuan Electronic Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	212	5	—	5
Receive	0.65%	Guizhou Space Appliance Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	35	(2)	—	(2)
Receive	1.05%	Guizhou Tyre Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	119	(3)	—	(3)
Receive	0.72%	Guosen Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	824	(2)	—	(2)
Receive	0.70%	Hangzhou First Applied Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	386	22	—	22
Receive	1.05%	Hangzhou Nbond Nonwovens Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	41	(1)	—	(1)
Receive	0.70%	HBIS Resources Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	1	—	1
Receive	1.12%	Henan Mingtai Al Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	—	—	—
Receive	0.71%	Hengdian Group DMEGC Magnetics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	4	—	—	—
Receive	0.65%	Hisense Home Appliances Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	—	—	—
Receive	1.05%	Hisense Visual Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	51	—	—	—
Receive	0.72%	Hithink RoyalFlush Information Network Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	849	(63)	—	(63)
Receive	0.65%	Hongfa Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	318	8	—	8
Receive	0.65%	Huaxi Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	245	(2)	—	(2)
Receive	0.65%	Industrial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	16	—	—	—
Receive	0.65%	Industrial Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	249	(5)	—	(5)
Receive	0.72%	Inner Mongolia Yili Industrial Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,449	(25)	—	(25)
Receive	0.72%	Intco Medical Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	848	(141)	—	(141)
Receive	0.65%	Jade Bird Fire Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	68	(1)	—	(1)
Receive	0.65%	Jiangling Motors Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	87	—	—	—
Receive	1.12%	Jiangsu Bioperfectus Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	—	—	—
Receive	0.65%	Jiangsu Hengli Hydraulic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	76	—	—	—
Receive	1.12%	Jiangsu Leili Motor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.12%	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$—	$—	$—	$—
Receive	0.65%	Jiangsu Zhongtian Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	770	(5)	—	(5)
Receive	1.12%	Jiangxi Hongcheng Environment Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	211	7	—	7
Receive	1.05%	Jiangyin Hengrun Heavy Industries Co. ltd A-shares	Morgan Stanley	1/31/22	At Maturity	250	3	—	3
Receive	0.65%	JiuGui Liquor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2	—	—	—
Receive	0.65%	Joinn Laboratories China Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	297	(3)	—	(3)
Receive	0.71%	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	536	(14)	—	(14)
Receive	0.70%	Kemen Noodle Manufacturing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	134	—	—	—
Receive	0.70%	KingClean Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	29	2	—	2
Receive	0.65%	Kweichow Moutai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2,398	(124)	—	(124)
Receive	1.05%	Loctek Ergonomic Technology Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	22	(1)	—	(1)
Receive	0.65%	Lomon Billions Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	32	—	—	—
Receive	0.73%	LONGi Green Energy Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,003	(97)	—	(97)
Receive	0.65%	Luolai Lifestyle Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	32	—	—	—
Receive	0.65%	Luoyang Glass Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	165	1	—	1
Receive	1.05%	Luyang Energy-Saving Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	44	—	—	—
Receive	0.65%	Mango Excellent Media Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	47	—	—	—
Receive	0.72%	Maxscend Microelectronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	396	(6)	—	(6)
Receive	0.65%	Metallurgical Corp of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	22	1	—	1
Receive	1.12%	Metro Land Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	46	2	—	2
Receive	0.73%	Midea Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,753	(182)	—	(182)
Receive	0.72%	Ming Yang Smart Energy Group Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	363	(26)	—	(26)
Receive	0.72%	Muyuan Foods Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	493	(70)	—	(70)
Receive	0.71%	Nanjing Iron & Steel Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	570	28	—	28
Receive	0.70%	Nantong Jianghai Capacitor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	157	2	—	2
Receive	0.65%	NAURA Technology Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	131	1	—	1
Receive	1.12%	Ningbo Yunsheng Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.12%	Ningxia Building Materials Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$—	$—	$—	$—
Receive	0.65%	North Industries Group Red Arrow Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	256	(6)	—	(6)
Receive	1.05%	North Navigation Control Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	19	—	—	—
Receive	0.65%	Northeast Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	59	—	—	—
Receive	1.12%	Ocean's King Lighting Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.71%	Pharmaron Beijing Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	246	56	—	56
Receive	0.73%	Ping An Insurance Group Co of China Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	2,856	(224)	—	(224)
Receive	1.05%	Pulike Biological Engineering, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	14	—	—	—
Receive	0.65%	Qingdao Haier Biomedical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	181	2	—	2
Receive	1.12%	Raytron Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	243	12	—	12
Receive	0.71%	Raytron Technology Co. Ltd. A-Shares	Morgan Stanley	1/31/22	At Maturity	64	(13)	—	(13)
Receive	0.71%	Sangfor Technologies, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	215	8	—	8
Receive	1.12%	Sanxiang Impression Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	42	—	—	—
Receive	0.71%	Sany Heavy Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	477	(30)	—	(30)
Receive	0.65%	Seazen Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	62	1	—	1
Receive	0.65%	SF Holding Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	—	—	—
Receive	0.65%	Shan Xi Hua Yang Group New Energy Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	82	—	—	—
Receive	1.05%	Shandong Donghong Pipe Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	119	1	—	1
Receive	0.71%	Shandong Hi-Speed Road & Bridge Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	295	6	—	6
Receive	0.65%	Shandong Hualu Hengsheng Chemical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	9	—	—	—
Receive	1.12%	Shandong Sunway Petrochemical Engineering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	137	4	—	4
Receive	0.65%	Shanghai Belling Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	127	1	—	1
Receive	0.65%	Shanghai Fengyuzhu Culture and Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	40	(1)	—	(1)
Receive	1.12%	Shanghai Friendess Electronic Technology Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	56	4	—	4
Receive	0.65%	Shanghai Hanbell Precise Machinery Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	21	—	—	—
Receive	1.12%	Shanghai MicroPort Endovascular MedTech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	97	5	—	5
Receive	0.65%	Shanghai Pudong Development Bank Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	111	2	—	2

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Shanghai Weaver Network Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$187	$2	$—	$2
Receive	1.05%	Shanghai Yatong Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	232	2	—	2
Receive	0.71%	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	165	24	—	24
Receive	0.65%	Shenzhen Capchem Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	106	—	—	—
Receive	0.65%	Shenzhen Das Intellitech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	24	—	—	—
Receive	0.70%	Shenzhen Expressway Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	346	18	—	18
Receive	0.72%	Shenzhen Inovance Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	133	1	—	1
Receive	0.65%	Shenzhen Laibao Hi-tech Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	931	(10)	—	(10)
Receive	0.72%	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	816	39	—	39
Receive	0.65%	Shenzhen Overseas Chinese Town Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	259	7	—	7
Receive	0.71%	Shenzhen Sunlord Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	198	(7)	—	(7)
Receive	1.12%	Shenzhen Topband Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	209	(6)	—	(6)
Receive	0.70%	Shenzhen Topband Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	(1)	—	(1)
Receive	1.12%	Shenzhen Transsion Holdings Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	80	9	—	9
Receive	1.12%	Shenzhen TXD Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	257	3	—	3
Receive	0.65%	Shenzhen World Union Group, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	141	—	—	—
Receive	0.65%	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	880	—	—	—
Receive	0.65%	Sichuan Road & Bridge Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	36	—	—	—
Receive	0.65%	Sinoma Science & Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	32	(1)	—	(1)
Receive	0.71%	Sinotrans Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	188	(8)	—	(8)
Receive	0.72%	Sungrow Power Supply Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	415	(48)	—	(48)
Receive	0.71%	Sunwoda Electronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	70	(2)	—	(2)
Receive	1.12%	Suzhou Etron Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	1.12%	Suzhou Xingye Materials Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.72%	Tangshan Jidong Cement Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	478	(4)	—	(4)
Receive	0.71%	TCL Technology Group Corp. A-shares	Morgan Stanley	1/31/22	At Maturity	445	(8)	—	(8)
Receive	0.65%	Tech-Bank Food Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	284	12	—	12

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	1.05%	Tengda Construction Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$392	$7	$—	$7
Receive	0.72%	Thunder Software Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	694	3	—	3
Receive	0.70%	Tianjin 712 Communication & Broadcasting Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	83	—	—	—
Receive	0.65%	Tianjin Ringpu Bio-Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	145	(3)	—	(3)
Receive	0.65%	Tongwei Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	254	3	—	3
Receive	0.71%	Universal Scientific Industrial Shanghai Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	613	20	—	20
Receive	0.71%	Wanhua Chemical Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,074	(83)	—	(83)
Receive	0.70%	Western Superconducting Technologies Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1	—	—	—
Receive	0.70%	Will Semiconductor Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	66	(1)	—	(1)
Receive	0.65%	Wuchan Zhongda Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	222	(1)	—	(1)
Receive	1.12%	Wuhan Easydiagnosis Biomedicine Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	1.05%	Wuxi Xinje Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	64	—	—	—
Receive	0.71%	Xiamen Faratronic Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	343	14	—	14
Receive	0.72%	Xiamen ITG Group Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	345	8	—	8
Receive	0.65%	Xiamen Tungsten Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	48	—	—	—
Receive	1.05%	Xi'an Catering Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	107	2	—	2
Receive	1.12%	Xinjiang Joinworld Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	—	—	—	—
Receive	0.65%	Xinyangfeng Agricultural Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	186	(8)	—	(8)
Receive	0.65%	Yango Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	295	(12)	—	(12)
Receive	0.71%	Yifeng Pharmacy Chain Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	542	34	—	34
Receive	0.65%	Yonyou Network Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	82	(1)	—	(1)
Receive	0.71%	Youngor Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	551	(15)	—	(15)
Receive	0.70%	Yunnan Aluminium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	358	2	—	2
Receive	1.12%	Yunnan Chihong Zinc&Germanium Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	33	1	—	1
Receive	0.65%	Yunnan Energy New Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	42	—	—	—
Receive	0.65%	Zhejiang Cfmoto Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	156	(1)	—	(1)
Receive	0.71%	Zhejiang Huayou Cobalt Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	215	6	—	6

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Pay/ Receive(a)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.65%	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	$332	$20	$—	$20
Receive	0.65%	Zhejiang Jingxin Pharmaceutical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	180	3	—	3
Receive	1.05%	Zhejiang Kan Specialities Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	45	1	—	1
Receive	0.65%	Zhejiang Meida Industrial Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	30	—	—	—
Receive	0.65%	Zhejiang Sanhua Intelligent Controls Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	625	(3)	—	(3)
Receive	1.05%	Zhejiang Wansheng Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	27	—	—	—
Receive	0.65%	Zhejiang Weixing New Building Materials Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	92	3	—	3
Receive	1.05%	Zhejiang Zheneng Electric Power Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	90	1	—	1
Receive	0.71%	Zhejiang Zhongcheng Packing Material Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	461	(20)	—	(20)
Receive	1.12%	Zhende Medical Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	1,360	(8)	—	(8)
Receive	0.65%	Zheshang Securities Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	210	(8)	—	(8)
Receive	0.65%	Zhongfu Information, Inc. A-shares	Morgan Stanley	1/31/22	At Maturity	232	4	—	4
Receive	1.05%	ZhongYeDa Electric Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	38	—	—	—
Receive	0.65%	Zhuhai Bojay Electronics Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	164	—	—	—
Receive	0.71%	Zhuzhou Hongda Electronics Corp. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	117	8	—	8
Receive	0.71%	Zhuzhou Kibing Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	248	—	—	—
Receive	0.72%	Zijin Mining Group Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	459	(44)	—	(44)
Receive	0.65%	Zoomlion Heavy Industry Science and Technology Co. Ltd. A-shares	Morgan Stanley	1/31/22	At Maturity	78	1	—	1
							$(562)	$—	$(562)
					Total swap agreements at value (assets)				$2,337
					Total swap agreements at value (liabilities)				(1,775)
					Total swap agreements at value				$(562)

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.10%
$35	Ally Auto Receivables Trust, Series 2019-2, Class - A4, Callable 9/15/22 @ 100.00	2.26		8/15/24	$36
15	Hyundai Auto Receivables Trust, Series 2019-B, Class - A3, Callable 6/15/23 @ 100.00	1.94		2/15/24	15
20	Toyota Auto Receivables Owner Trust, Series 2020-D, Class - A3, Callable 8/15/23 @ 100.00	0.35		1/15/25	20
	Total Asset Backed Securities				71

	Collateralized Mortgage Obligations — 1.59%
20	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85		10/15/52	21
40	Bank, Series 2017-BNK8, Class - A3, Callable 10/15/27 @ 100.00	3.23		11/15/50	43
25	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	27
20	BBCMS Mortgage Trust, Series 2020-C7, Class - AS	2.44		4/15/53	20
10	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS	2.91	(a)	9/15/43	10
10	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02		3/15/52	11
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	26
15	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	15
10	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10		12/15/72	11
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	21
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	27
25	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18		2/10/48	27
20	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	22
25	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.11	(a)	8/10/50	27
24	Fannie Mae-ACES, Series 2015-M1, Class A2	2.53		9/25/24	26
10	Fannie Mae-ACES, Series 2015-M8, Class - A2	2.90	(a)	1/25/25	11
25	Fannie Mae-ACES, Series 2016-M1, Class - A2	2.94	(a)	1/25/26	27
25	Fannie Mae-ACES, Series 2018-M1, Class - A2	2.98	(a)	12/25/27	27
24	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.08	(a)	6/25/27	27
27	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	29
20	Fannie Mae-ACES, Series 2019-M5, Class - A2	3.27		1/25/29	22
25	Fannie Mae-ACES, Series 2018-M10, Class - A2	3.37	(a)	7/25/28	28
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K112, Class - A2, Callable 5/25/30 @ 100.00	1.31		5/25/30	19
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72		5/25/35	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2, Callable 8/25/22 @ 100.00	2.31		8/25/22	26
32	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	33
5	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	5
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class - A2, Callable 7/25/23 @ 100.00	3.06	(a)	7/25/23	32
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class - A2, Callable 11/25/25 @ 100.00	3.15		11/25/25	27
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51		3/25/29	55
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K082, Class - A2, Callable 9/25/28 @ 100.00	3.92	(a)	9/25/28	29
50	GS Mortgage Securities Trust, Series 2018-GS9, Class - A4	3.99	(a)	3/10/51	56
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	27
50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3, Callable 10/15/26 @ 100.00	3.14		12/15/49	54
18	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class - A3, Callable 8/15/22 @ 100.00	2.83		10/15/45	19
25	Morgan Stanley BAML Trust, Series 2013-C9, Class - AS, Callable 4/15/23 @ 100.00	3.46		5/15/46	26
25	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53		12/15/47	27
25	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60		5/15/50	27

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06	10/10/48	$26
25	UBS Commercial Mortgage Trust, Series 2018-C12, Class - A5, Callable 7/15/28 @ 100.00	4.30	8/15/51	28
25	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	29
	Total Collateralized Mortgage Obligations			1,095

	U.S. Government Agency Mortgages — 19.81%
50	Fannie Mae, Pool #MA4304	1.50	4/1/51	48
24	Fannie Mae, Pool #BQ3141	1.50	10/1/35	24
25	Fannie Mae, Pool #MA4236	1.50	1/1/51	24
25	Fannie Mae, Pool #CA7696	1.50	11/1/50	24
24	Fannie Mae, Pool #BQ5781	1.50	11/1/35	24
49	Fannie Mae, Pool #BQ3004	2.00	10/1/50	49
49	Fannie Mae, Pool #FM4788	2.00	11/1/50	49
49	Fannie Mae, Pool #CA8252	2.00	12/1/45	49
23	Fannie Mae, Pool #FM4039	2.00	10/1/35	23
44	Fannie Mae, Pool #FM3755	2.00	9/1/35	45
49	Fannie Mae, Pool #CA8110	2.00	12/1/50	49
24	Fannie Mae, Pool #MA4182	2.00	11/1/50	24
46	Fannie Mae, Pool #MA4128	2.00	9/1/40	46
24	Fannie Mae, Pool #MA4176	2.00	10/1/40	25
50	Fannie Mae, Pool #MA4255	2.00	2/1/51	50
49	Fannie Mae, Pool #MA4237	2.00	1/1/51	49
50	Fannie Mae, Pool #MA4305	2.00	4/1/51	50
20	Fannie Mae, Pool #AS2673	2.00	5/1/29	21
24	Fannie Mae, Pool #CA7225	2.00	10/1/50	24
50	Fannie Mae, Pool #MA4303	2.00	4/1/36	51
25	Fannie Mae, Pool #BQ9685	2.00	1/1/51	25
25	Fannie Mae, Pool #CA8687	2.00	1/1/51	25
50	Fannie Mae, Pool #CA8850	2.00	2/1/51	50
25	Fannie Mae, Pool #FM5308	2.00	12/1/50	25
22	Fannie Mae, Pool #SB8061	2.00	9/1/35	23
25	Fannie Mae, Pool #FM5453	2.00	1/1/41	25
49	Fannie Mae, Pool #BQ5112	2.00	11/1/50	49
49	Fannie Mae, Pool #BP9370	2.00	7/1/50	48
50	Fannie Mae, Pool #FM6555	2.00	4/1/51	50
50	Fannie Mae, Pool #BQ7777	2.00	3/1/36	51
49	Fannie Mae, Pool #BQ8341	2.00	12/1/50	49
25	Fannie Mae, Pool #FM5044	2.00	12/1/50	25
14	Fannie Mae, Pool #MA3930	2.50	2/1/35	15
25	Fannie Mae, Pool #MA4256	2.50	2/1/51	25
20	Fannie Mae, Pool #AS8893	2.50	2/1/32	20
15	Fannie Mae, Pool #MA3902	2.50	12/1/49	15
18	Fannie Mae, Pool #MA1277	2.50	12/1/27	19
9	Fannie Mae, Pool #MA2789	2.50	10/1/36	9
13	Fannie Mae, Pool #MA3833	2.50	11/1/49	14
12	Fannie Mae, Pool #MA3765	2.50	9/1/49	12
19	Fannie Mae, Pool #BK2588	2.50	5/1/50	20
15	Fannie Mae, Pool #MA3965	2.50	3/1/40	15
24	Fannie Mae, Pool #BQ5110	2.50	11/1/50	25
24	Fannie Mae, Pool #BC9041	2.50	11/1/31	25
43	Fannie Mae, Pool #CA6074	2.50	6/1/50	44
44	Fannie Mae, Pool #CA6304	2.50	7/1/50	46
20	Fannie Mae, Pool #MA4075	2.50	7/1/35	21
23	Fannie Mae, Pool #FM4231	2.50	9/1/50	24
15	Fannie Mae, Pool #MA3990	2.50	4/1/50	15
25	Fannie Mae, Pool #CA8131	2.50	12/1/50	25
20	Fannie Mae, Pool #MA4078	2.50	7/1/50	21
21	Fannie Mae, Pool #MA4096	2.50	8/1/50	22
23	Fannie Mae, Pool #FM3878	2.50	7/1/50	24
22	Fannie Mae, Pool #BQ0329	2.50	7/1/50	22
24	Fannie Mae, Pool #MA4159	2.50	10/1/50	24
49	Fannie Mae, Pool #FM4638	2.50	10/1/50	51
24	Fannie Mae, Pool #FM4309	2.50	9/1/50	24
24	Fannie Mae, Pool #MA4183	2.50	11/1/50	25

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$24	Fannie Mae, Pool #MA4210	2.50	12/1/50	$25
18	Fannie Mae, Pool #BD8046	2.50	9/1/31	19
12	Fannie Mae, Pool #AS4946	2.50	5/1/30	13
35	Fannie Mae, Pool #AP4742	2.50	8/1/27	37
12	Fannie Mae, Pool #MA3246	2.50	1/1/33	13
11	Fannie Mae, Pool #MA3154	2.50	10/1/32	12
13	Fannie Mae, Pool #MA3827	2.50	11/1/34	14
23	Fannie Mae, Pool #BP5878	2.50	6/1/50	23
23	Fannie Mae, Pool #MA2854	2.50	12/1/46	24
25	Fannie Mae, Pool #AU6677	2.50	9/1/28	26
20	Fannie Mae, Pool #AB7391	2.50	12/1/42	21
21	Fannie Mae, Pool #CA6075	2.50	6/1/50	22
21	Fannie Mae, Pool #BP6466	3.00	7/1/50	22
18	Fannie Mae, Pool #B09169	3.00	12/1/49	19
36	Fannie Mae, Pool #AT0682	3.00	4/1/43	38
18	Fannie Mae, Pool #CA5519	3.00	4/1/50	18
11	Fannie Mae, Pool #BD5545	3.00	10/1/46	12
16	Fannie Mae, Pool #B08947	3.00	1/1/50	17
11	Fannie Mae, Pool #AS8739	3.00	2/1/37	12
16	Fannie Mae, Pool #AU3353	3.00	8/1/43	17
19	Fannie Mae, Pool #CA5668	3.00	5/1/50	20
37	Fannie Mae, Pool #AS0302	3.00	8/1/43	40
36	Fannie Mae, Pool #AB8897	3.00	4/1/43	39
10	Fannie Mae, Pool #MA3774	3.00	9/1/49	10
7	Fannie Mae, Pool #AO7628	3.00	6/1/27	7
3	Fannie Mae, Pool #BH8817	3.00	10/1/47	3
31	Fannie Mae, Pool #AK0006	3.00	1/1/27	33
49	Fannie Mae, Pool #AO0752	3.00	4/1/42	52
29	Fannie Mae, Pool #AQ7920	3.00	12/1/42	31
19	Fannie Mae, Pool #MA3897	3.00	1/1/35	20
27	Fannie Mae, Pool #AY2961	3.00	5/1/45	28
34	Fannie Mae, Pool #MA2246	3.00	4/1/30	36
11	Fannie Mae, Pool #MA3377	3.00	5/1/48	12
14	Fannie Mae, Pool #AL9996	3.00	4/1/32	15
12	Fannie Mae, Pool #AS8074	3.00	10/1/46	12
8	Fannie Mae, Pool #MA2416	3.00	10/1/35	8
12	Fannie Mae, Pool #MA2863	3.00	1/1/47	12
14	Fannie Mae, Pool #MA1307	3.00	1/1/33	15
24	Fannie Mae, Pool #AL9865	3.00	2/1/47	25
8	Fannie Mae, Pool #MA2523	3.00	2/1/36	9
10	Fannie Mae, Pool #MA3127	3.00	9/1/37	11
23	Fannie Mae, Pool #BC4764	3.00	10/1/46	24
24	Fannie Mae, Pool #BD2446	3.00	1/1/47	26
12	Fannie Mae, Pool #MA2897	3.00	2/1/37	12
9	Fannie Mae, Pool #MA3744	3.00	8/1/49	9
30	Fannie Mae, Pool #MA3991	3.00	4/1/50	31
18	Fannie Mae, Pool #FM4317	3.00	9/1/50	19
20	Fannie Mae, Pool #AS7908	3.00	9/1/46	21
19	Fannie Mae, Pool #FM3395	3.00	6/1/50	20
13	Fannie Mae, Pool #MA3905	3.00	1/1/50	14
10	Fannie Mae, Pool #MA3339	3.00	4/1/33	11
21	Fannie Mae, Pool #MA3802	3.00	10/1/49	22
10	Fannie Mae, Pool #MA3237	3.00	1/1/48	11
12	Fannie Mae, Pool #MA3831	3.00	11/1/39	13
19	Fannie Mae, Pool #MA4048	3.00	6/1/50	19
20	Fannie Mae, Pool #AS8276	3.00	11/1/46	21
10	Fannie Mae, Pool #FM1299	3.00	7/1/49	10
9	Fannie Mae, Pool #MA3691	3.00	7/1/49	9
22	Fannie Mae, Pool #QB1382	3.00	7/1/50	23
20	Fannie Mae, Pool #MA4079	3.00	7/1/50	20
12	Fannie Mae, Pool #FM1585	3.00	9/1/49	12
11	Fannie Mae, Pool #FM2132	3.00	1/1/50	12
16	Fannie Mae, Pool #B06219	3.00	12/1/49	16
13	Fannie Mae, Pool #MA3871	3.00	12/1/49	13
13	Fannie Mae, Pool #BO3192	3.00	10/1/49	13
13	Fannie Mae, Pool #BO2201	3.00	9/1/49	13
11	Fannie Mae, Pool #BN7703	3.00	8/1/49	11
18	Fannie Mae, Pool #BO7242	3.00	1/1/50	18

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$12	Fannie Mae, Pool #FM1370	3.00	4/1/46	$13
31	Fannie Mae, Pool #MA3937	3.00	2/1/50	33
28	Fannie Mae, Pool #MA3834	3.00	11/1/49	29
9	Fannie Mae, Pool #890566	3.00	12/1/43	10
46	Fannie Mae, Pool #AS8483	3.00	12/1/46	48
17	Fannie Mae, Pool #AB2047	3.00	1/1/26	18
45	Fannie Mae, Pool #AB7099	3.00	11/1/42	47
19	Fannie Mae, Pool #AS5977	3.00	10/1/30	20
14	Fannie Mae, Pool #MA3890	3.00	1/1/40	14
17	Fannie Mae, Pool #CA5423	3.00	3/1/50	18
23	Fannie Mae, Pool #BC9003	3.00	11/1/46	24
13	Fannie Mae, Pool #AZ2936	3.00	9/1/45	14
18	Fannie Mae, Pool #BP1932	3.00	4/1/50	19
19	Fannie Mae, Pool #MA3738	3.00	8/1/34	20
13	Fannie Mae, Pool #AS8414	3.00	11/1/46	14
16	Fannie Mae, Pool #AL9263	3.00	10/1/46	17
7	Fannie Mae, Pool #AS6394	3.50	12/1/45	8
23	Fannie Mae, Pool #AB5511	3.50	7/1/42	24
6	Fannie Mae, Pool #AS4236	3.50	1/1/45	7
10	Fannie Mae, Pool #BM4703	3.50	2/1/48	11
9	Fannie Mae, Pool #MA3057	3.50	7/1/47	10
9	Fannie Mae, Pool #MA3745	3.50	8/1/49	9
13	Fannie Mae, Pool #FM1911	3.50	7/1/48	14
11	Fannie Mae, Pool #BM2000	3.50	5/1/49	11
14	Fannie Mae, Pool #AL1717	3.50	5/1/27	14
9	Fannie Mae, Pool #MA3148	3.50	10/1/47	10
13	Fannie Mae, Pool #AS0024	3.50	7/1/43	14
15	Fannie Mae, Pool #MA3026	3.50	6/1/47	16
10	Fannie Mae, Pool #FM1001	3.50	11/1/48	11
8	Fannie Mae, Pool #MA3692	3.50	7/1/49	8
46	Fannie Mae, Pool #AB6017	3.50	8/1/42	50
31	Fannie Mae, Pool #AS3133	3.50	8/1/44	34
7	Fannie Mae, Pool #BM5485	3.50	2/1/49	7
10	Fannie Mae, Pool #ZM4908	3.50	11/1/47	11
13	Fannie Mae, Pool #AS6102	3.50	11/1/45	14
7	Fannie Mae, Pool #MA3597	3.50	2/1/49	7
10	Fannie Mae, Pool #ZA5052	3.50	11/1/47	11
45	Fannie Mae, Pool #AQ0546	3.50	11/1/42	49
10	Fannie Mae, Pool #MA3775	3.50	9/1/49	10
14	Fannie Mae, Pool #AJ1886	3.50	3/1/42	15
13	Fannie Mae, Pool #BC1158	3.50	2/1/46	14
8	Fannie Mae, Pool #MA2522	3.50	2/1/46	8
11	Fannie Mae, Pool #MA3210	3.50	12/1/49	12
8	Fannie Mae, Pool #MA3663	3.50	5/1/49	9
12	Fannie Mae, Pool #MA3835	3.50	11/1/49	12
18	Fannie Mae, Pool #BP1947	3.50	4/1/50	19
23	Fannie Mae, Pool #ZS4618	3.50	6/1/45	24
18	Fannie Mae, Pool #MA3182	3.50	11/1/47	19
18	Fannie Mae, Pool #MA2706	3.50	8/1/46	19
7	Fannie Mae, Pool #BA1893	3.50	8/1/45	7
14	Fannie Mae, Pool #AS7388	3.50	6/1/46	15
9	Fannie Mae, Pool #MA3305	3.50	3/1/48	10
15	Fannie Mae, Pool #BM1568	3.50	7/1/47	17
6	Fannie Mae, Pool #MA3614	3.50	3/1/49	7
7	Fannie Mae, Pool #AS5596	3.50	8/1/45	7
21	Fannie Mae, Pool #MA3243	3.50	1/1/38	22
16	Fannie Mae, Pool #AZ0862	3.50	7/1/45	18
21	Fannie Mae, Pool #BJ4916	3.50	3/1/48	22
13	Fannie Mae, Pool #BA3123	3.50	2/1/46	14
19	Fannie Mae, Pool #BC2926	3.50	3/1/46	20
10	Fannie Mae, Pool #BC0443	3.50	12/1/45	10
9	Fannie Mae, Pool #MA3059	3.50	7/1/37	9
9	Fannie Mae, Pool #MA2389	3.50	9/1/35	10
14	Fannie Mae, Pool #AS7491	3.50	7/1/46	14
11	Fannie Mae, Pool #BJ3716	3.50	12/1/47	12
9	Fannie Mae, Pool #BD5046	3.50	2/1/47	9
7	Fannie Mae, Pool #MA3637	3.50	4/1/49	7
18	Fannie Mae, Pool #MA1980	3.50	8/1/44	19

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$17	Fannie Mae, Pool #AB2052	3.50	1/1/26	$18
7	Fannie Mae, Pool #MA3494	3.50	10/1/48	7
13	Fannie Mae, Pool #MA3906	3.50	1/1/50	13
26	Fannie Mae, Pool #MA2125	3.50	12/1/44	28
19	Fannie Mae, Pool #AS4772	3.50	4/1/45	20
9	Fannie Mae, Pool #SD8001	3.50	7/1/49	10
24	Fannie Mae, Pool #AS4771	3.50	4/1/45	26
15	Fannie Mae, Pool #MA3520	3.50	10/1/48	15
11	Fannie Mae, Pool #FM1566	3.50	11/1/48	12
8	Fannie Mae, Pool #FM0020	3.50	7/1/49	9
87	Fannie Mae, Pool #AO2548	3.50	4/1/42	95
7	Fannie Mae, Pool #CA4026	3.50	5/1/49	8
12	Fannie Mae, Pool #BK9038	3.50	10/1/33	13
15	Fannie Mae, Pool #BM2002	4.00	10/1/47	16
19	Fannie Mae, Pool #AH6242	4.00	4/1/26	20
5	Fannie Mae, Pool #AZ1210	4.00	5/1/45	6
6	Fannie Mae, Pool #MA3615	4.00	3/1/49	6
5	Fannie Mae, Pool #MA3592	4.00	2/1/49	6
6	Fannie Mae, Pool #AV0606	4.00	11/1/43	7
18	Fannie Mae, Pool #AX0841	4.00	9/1/44	20
20	Fannie Mae, Pool #BM1066	4.00	2/1/47	22
17	Fannie Mae, Pool #BM4306	4.00	9/1/25	18
7	Fannie Mae, Pool #MA3638	4.00	4/1/49	8
20	Fannie Mae, Pool #AS8823	4.00	2/1/47	22
7	Fannie Mae, Pool #CA2316	4.00	7/1/48	7
19	Fannie Mae, Pool #AL8139	4.00	2/1/32	20
58	Fannie Mae, Pool #190405	4.00	10/1/40	64
6	Fannie Mae, Pool #MA3521	4.00	11/1/48	7
8	Fannie Mae, Pool #FM1571	4.00	12/1/48	8
14	Fannie Mae, Pool #ZS4708	4.00	3/1/47	16
8	Fannie Mae, Pool #MA3563	4.00	1/1/49	9
35	Fannie Mae, Pool #AJ5303	4.00	11/1/41	38
9	Fannie Mae, Pool #FM1415	4.00	12/1/48	10
22	Fannie Mae, Pool #AC7328	4.00	12/1/39	24
7	Fannie Mae, Pool #BK0920	4.00	7/1/48	8
13	Fannie Mae, Pool #AS7558	4.00	7/1/46	14
16	Fannie Mae, Pool #MA2995	4.00	5/1/47	18
9	Fannie Mae, Pool #AS7600	4.00	7/1/46	10
7	Fannie Mae, Pool #BM4991	4.00	9/1/48	8
8	Fannie Mae, Pool #BE8373	4.00	2/1/47	8
9	Fannie Mae, Pool #BD7165	4.00	4/1/47	10
15	Fannie Mae, Pool #MA0534	4.00	10/1/30	17
9	Fannie Mae, Pool #BN0334	4.00	12/1/48	9
12	Fannie Mae, Pool #BN6677	4.00	6/1/49	12
20	Fannie Mae, Pool #AS3468	4.00	10/1/44	22
20	Fannie Mae, Pool #AS3467	4.00	10/1/44	22
5	Fannie Mae, Pool #AY9901	4.00	7/1/45	6
9	Fannie Mae, Pool #MA3183	4.00	11/1/47	10
33	Fannie Mae, Pool #BK7943	4.00	11/1/48	36
7	Fannie Mae, Pool #BK0909	4.00	7/1/48	8
9	Fannie Mae, Pool #BD7060	4.00	3/1/47	10
17	Fannie Mae, Pool #MA3121	4.00	9/1/47	18
7	Fannie Mae, Pool #AS8532	4.00	12/1/46	8
13	Fannie Mae, Pool #AS9831	4.00	6/1/47	14
14	Fannie Mae, Pool #AS9314	4.00	3/1/47	15
9	Fannie Mae, Pool #CA0183	4.00	8/1/47	10
8	Fannie Mae, Pool #AZ7362	4.00	11/1/45	9
14	Fannie Mae, Pool #MA3804	4.00	10/1/49	15
10	Fannie Mae, Pool #MA3746	4.00	8/1/49	11
11	Fannie Mae, Pool #AS3452	4.00	9/1/44	12
15	Fannie Mae, Pool #AU8849	4.00	11/1/43	17
28	Fannie Mae, Pool #AO2959	4.00	5/1/42	30
10	Fannie Mae, Pool #FM1960	4.00	5/1/49	10
18	Fannie Mae, Pool #ZA4988	4.00	8/1/47	20
8	Fannie Mae, Pool #FM0021	4.00	3/1/49	9
9	Fannie Mae, Pool #MA3277	4.00	2/1/48	10
8	Fannie Mae, Pool #MA2415	4.00	10/1/45	9
24	Fannie Mae, Pool #AS9394	4.50	4/1/47	27

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$6	Fannie Mae, Pool #BK6328	4.50		6/1/48	$7
9	Fannie Mae, Pool #CA0623	4.50		10/1/47	10
9	Fannie Mae, Pool #CA1711	4.50		5/1/48	10
11	Fannie Mae, Pool #AL6567	4.50		10/1/44	13
25	Fannie Mae, Pool #MA3184	4.50		11/1/47	27
7	Fannie Mae, Pool #MA3537	4.50		12/1/48	7
5	Fannie Mae, Pool #930998	4.50		4/1/29	5
30	Fannie Mae, Pool #AE0954	4.50		2/1/41	33
7	Fannie Mae, Pool #AU9017	4.50		9/1/43	7
4	Fannie Mae, Pool #BE6489	4.50		1/1/47	4
20	Fannie Mae, Pool #MA3747	4.50		8/1/49	22
9	Fannie Mae, Pool #BK4850	4.50		5/1/48	9
10	Fannie Mae, Pool #BM3286	4.50		11/1/47	12
5	Fannie Mae, Pool #BH3310	4.50		5/1/47	5
9	Fannie Mae, Pool #AS2751	4.50		6/1/44	10
6	Fannie Mae, Pool #BN4309	4.50		1/1/49	6
39	Fannie Mae, Pool #AE0217	4.50		8/1/40	43
37	Fannie Mae, Pool #AL1107	4.50		11/1/41	42
9	Fannie Mae, Pool #MA3639	4.50		4/1/49	10
7	Fannie Mae, Pool #725027	5.00		11/1/33	8
10	Fannie Mae, Pool #BM3904	5.00		5/1/48	11
34	Fannie Mae, Pool #889117	5.00		10/1/35	39
16	Fannie Mae, Pool #725238	5.00		3/1/34	18
5	Fannie Mae, Pool #890603	5.00		8/1/41	5
6	Fannie Mae, Pool #890221	5.50		12/1/33	7
39	Fannie Mae, Pool #725228	6.00		3/1/34	46
13	Fannie Mae, Pool #959451	6.00		12/1/37	15
20	Fannie Mae, Pool #AE0442	6.50		1/1/39	24
150	Fannie Mae, 15 YR TBA	1.50		4/25/51	146
25	Fannie Mae, 15 YR TBA	1.50		5/25/36	25
25	Fannie Mae, 15 YR TBA	1.50		4/25/36	25
50	Fannie Mae, 15 YR TBA	1.50		5/25/51	48
225	Fannie Mae, 15 YR TBA	2.00		5/25/51	225
50	Fannie Mae, 15 YR TBA	2.00		4/25/36	51
25	Fannie Mae, 15 YR TBA	2.00		5/25/36	26
525	Fannie Mae, 15 YR TBA	2.00		4/25/51	525
25	Fannie Mae, 15 YR TBA	2.50		4/25/36	26
25	Fannie Mae, 15 YR TBA	3.50		4/25/36	27
275	Fannie Mae, 30 YR TBA	2.50		4/25/51	283
50	Fannie Mae, 30 YR TBA	2.50		5/25/51	51
25	Fannie Mae, 30 YR TBA	3.00		4/25/51	26
50	Fannie Mae, 30 YR TBA	4.50		4/25/51	54
10	Federal National Mortgage Association, Series 2020-M52, Class A2	1.32	(a)	10/25/30	9
24	Federal National Mortgage Association, Pool #MA4205	1.50		12/1/35	24
25	Federal National Mortgage Association, Pool #MA4302	1.50		4/1/36	25
25	Federal National Mortgage Association, Pool #CA8893	2.00		2/1/51	25
25	Freddie Mac, Pool #SB8088	1.50		2/1/36	25
24	Freddie Mac, Pool #QB3716	2.00		9/1/50	24
25	Freddie Mac, Pool #SD8113	2.00		12/1/50	25
24	Freddie Mac, Pool #QB3926	2.00		10/1/50	24
49	Freddie Mac, Pool #QB6893	2.00		12/1/50	49
25	Freddie Mac, Pool #RB5095	2.00		12/1/40	25
50	Freddie Mac, Pool #QB8064	2.00		1/1/51	50
24	Freddie Mac, Pool #RC1727	2.00		12/1/35	25
23	Freddie Mac, Pool #ZS7735	2.00		1/1/32	23
17	Freddie Mac, Pool #J25686	2.00		9/1/28	17
48	Freddie Mac, Pool #SB8079	2.00		12/1/35	50
49	Freddie Mac, Pool #QB7708	2.00		1/1/51	49
24	Freddie Mac, Pool #RA3205	2.00		8/1/50	24
50	Freddie Mac, Pool #SD8128	2.00		2/1/51	50
25	Freddie Mac, Pool #SD8121	2.00		12/1/50	25
25	Freddie Mac, Pool #G18485	2.50		10/1/28	26
25	Freddie Mac, Pool #SD8122	2.50		1/1/51	25
12	Freddie Mac, Pool #G18635	2.50		3/1/32	13
26	Freddie Mac, Pool #RA2645	2.50		6/1/50	27
12	Freddie Mac, Pool #ZK8425	2.50		12/1/31	12
12	Freddie Mac, Pool #G07445	2.50		7/1/43	12
19	Freddie Mac, Pool #RB5054	2.50		6/1/40	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Freddie Mac, Pool #SD8055	2.50	4/1/50	$15
14	Freddie Mac, Pool #QA5290	2.50	12/1/49	14
21	Freddie Mac, Pool #RA2595	2.50	5/1/50	22
21	Freddie Mac, Pool #SD8083	2.50	8/1/50	22
12	Freddie Mac, Pool #G18687	2.50	5/1/33	12
25	Freddie Mac, Pool #SD8129	2.50	2/1/51	25
50	Freddie Mac, Pool #SD8141	2.50	4/1/51	51
13	Freddie Mac, Pool #ZS8692	2.50	4/1/33	13
24	Freddie Mac, Pool #ZS4687	2.50	11/1/46	25
39	Freddie Mac, Pool #G18611	2.50	9/1/31	41
24	Freddie Mac, Pool #QB3703	2.50	9/1/50	24
25	Freddie Mac, Pool #G18470	2.50	6/1/28	26
49	Freddie Mac, Pool #SD8114	2.50	12/1/50	50
23	Freddie Mac, Pool #QB3287	2.50	8/1/50	24
18	Freddie Mac, Pool #SB8045	2.50	5/1/35	18
23	Freddie Mac, Pool #SD8099	2.50	10/1/50	24
33	Freddie Mac, Pool #ZS8483	2.50	3/1/28	34
22	Freddie Mac, Pool #RA2897	2.50	6/1/50	23
24	Freddie Mac, Pool #RA4070	2.50	11/1/50	25
14	Freddie Mac, Pool #RB5043	2.50	4/1/40	15
25	Freddie Mac, Series K-1514, Class - A2	2.86	10/25/34	26
12	Freddie Mac, Pool #ZM2089	3.00	11/1/46	12
57	Freddie Mac, Pool #ZS4522	3.00	7/1/43	60
45	Freddie Mac, Pool #ZS4697	3.00	1/1/47	48
11	Freddie Mac, Pool #ZM2721	3.00	2/1/47	12
20	Freddie Mac, Pool #ZS4658	3.00	4/1/46	21
29	Freddie Mac, Pool #ZS4606	3.00	3/1/45	30
24	Freddie Mac, Pool #ZS4706	3.00	3/1/47	25
10	Freddie Mac, Pool #ZS4688	3.00	11/1/46	11
10	Freddie Mac, Pool #QA1033	3.00	7/1/49	11
6	Freddie Mac, Pool #G18518	3.00	7/1/29	6
26	Freddie Mac, Pool #SD8030	3.00	11/1/49	27
17	Freddie Mac, Pool #QA8065	3.00	3/1/50	18
39	Freddie Mac, Pool #ZS4511	3.00	3/1/43	41
17	Freddie Mac, Pool #G15145	3.00	7/1/29	18
7	Freddie Mac, Pool #J25193	3.00	8/1/23	8
10	Freddie Mac, Pool #C91927	3.00	5/1/37	10
22	Freddie Mac, Pool #G18663	3.00	10/1/32	23
9	Freddie Mac, Pool #G18601	3.00	5/1/31	10
7	Freddie Mac, Pool #C91809	3.00	2/1/35	8
27	Freddie Mac, Pool #G60989	3.00	12/1/46	29
8	Freddie Mac, Pool #G08635	3.00	4/1/45	9
18	Freddie Mac, Pool #SB8046	3.00	5/1/35	19
14	Freddie Mac, Pool #SD8056	3.00	4/1/50	15
18	Freddie Mac, Pool #QA9049	3.00	4/1/50	18
11	Freddie Mac, Pool #ZM2169	3.00	11/1/46	12
—	Freddie Mac, Pool #J15438	3.00	5/1/21	—
22	Freddie Mac, Pool #G08737	3.00	12/1/46	23
56	Freddie Mac, Pool #C09035	3.00	4/1/43	59
13	Freddie Mac, Pool #G61680	3.00	4/1/47	13
13	Freddie Mac, Pool #J38057	3.00	12/1/32	13
24	Freddie Mac, Pool #ZA2304	3.00	6/1/33	26
13	Freddie Mac, Pool #J36428	3.00	2/1/32	14
20	Freddie Mac, Pool #SD8074	3.00	7/1/50	21
10	Freddie Mac, Pool #G08803	3.00	3/1/48	11
8	Freddie Mac, Pool #J30284	3.50	11/1/29	8
17	Freddie Mac, Pool #G61148	3.50	9/1/47	18
15	Freddie Mac, Pool #G08698	3.50	3/1/46	16
13	Freddie Mac, Pool #Q53176	3.50	12/1/47	13
15	Freddie Mac, Pool #SD8011	3.50	9/1/49	16
9	Freddie Mac, Pool #ZA5128	3.50	12/1/47	10
8	Freddie Mac, Pool #G08770	3.50	7/1/47	8
10	Freddie Mac, Pool #G08620	3.50	12/1/44	11
31	Freddie Mac, Pool #G08636	3.50	4/1/45	34
7	Freddie Mac, Pool #Q57871	3.50	8/1/48	7
15	Freddie Mac, Pool #G08761	3.50	5/1/47	16
25	Freddie Mac, Pool #Q09896	3.50	8/1/42	26
20	Freddie Mac, Pool #SB8007	3.50	9/1/34	21

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$23	Freddie Mac, Pool #C91456	3.50	6/1/32	$24
11	Freddie Mac, Pool #V83453	3.50	10/1/47	12
19	Freddie Mac, Pool #RA1508	3.50	10/1/49	20
7	Freddie Mac, Pool #G08627	3.50	2/1/45	7
7	Freddie Mac, Pool #ZS4771	3.50	6/1/48	7
14	Freddie Mac, Pool #ZS4651	3.50	3/1/46	15
30	Freddie Mac, Pool #G08554	3.50	10/1/43	32
7	Freddie Mac, Pool #J14069	3.50	1/1/26	8
22	Freddie Mac, Pool #RA2469	3.50	4/1/50	23
8	Freddie Mac, Pool #ZS4713	3.50	4/1/47	8
15	Freddie Mac, Pool #G08687	3.50	1/1/46	16
14	Freddie Mac, Pool #G08784	3.50	10/1/47	15
28	Freddie Mac, Pool #ZS4642	3.50	12/1/45	30
53	Freddie Mac, Pool #ZS4487	3.50	6/1/42	57
8	Freddie Mac, Pool #ZS4659	3.50	4/1/46	8
24	Freddie Mac, Pool #C03759	3.50	2/1/42	26
13	Freddie Mac, Pool #Q43933	3.50	10/1/46	14
8	Freddie Mac, Pool #ZS4599	3.50	1/1/45	8
17	Freddie Mac, Pool #G08775	4.00	8/1/47	18
9	Freddie Mac, Pool #ZA6946	4.00	5/1/49	10
18	Freddie Mac, Pool #SD8070	4.00	6/1/50	19
17	Freddie Mac, Pool #ZS4631	4.00	9/1/45	18
13	Freddie Mac, Pool #SD0290	4.00	4/1/50	14
10	Freddie Mac, Pool #G08771	4.00	7/1/47	11
18	Freddie Mac, Pool #G08567	4.00	1/1/44	19
27	Freddie Mac, Pool #G08637	4.00	4/1/45	30
19	Freddie Mac, Pool #A96286	4.00	1/1/41	21
25	Freddie Mac, Pool #G06506	4.00	12/1/40	27
13	Freddie Mac, Pool #ZT1320	4.00	11/1/48	14
13	Freddie Mac, Pool #G08563	4.00	1/1/44	14
7	Freddie Mac, Pool #ZT1840	4.00	9/1/48	8
10	Freddie Mac, Pool #G08801	4.00	2/1/48	11
10	Freddie Mac, Pool #C91395	4.00	9/1/31	11
9	Freddie Mac, Pool #Q58680	4.00	9/1/48	9
26	Freddie Mac, Pool #Q24955	4.00	2/1/44	29
9	Freddie Mac, Pool #ZT2106	4.00	3/1/49	9
20	Freddie Mac, Pool #G08606	4.00	9/1/44	22
2	Freddie Mac, Pool #C90686	4.50	6/1/23	2
23	Freddie Mac, Pool #G01890	4.50	10/1/35	26
11	Freddie Mac, Pool #A97186	4.50	3/1/41	12
11	Freddie Mac, Pool #Q52321	4.50	11/1/47	12
9	Freddie Mac, Pool #G08781	4.50	9/1/47	10
10	Freddie Mac, Pool #Q58217	4.50	9/1/48	11
31	Freddie Mac, Pool #A97692	4.50	3/1/41	35
7	Freddie Mac, Pool #ZS4774	4.50	5/1/48	8
8	Freddie Mac, Pool #C09059	4.50	3/1/44	9
9	Freddie Mac, Pool #G08838	5.00	9/1/48	10
18	Freddie Mac, Pool #ZT1779	5.00	3/1/49	20
15	Freddie Mac, Pool #G05904	5.00	9/1/39	17
14	Freddie Mac, Pool #G04817	5.00	9/1/38	16
14	Freddie Mac, Pool #G01962	5.00	12/1/35	16
23	Freddie Mac, Pool #G01665	5.50	3/1/34	27
7	Freddie Mac, Pool #G03616	6.00	12/1/37	9
2	Freddie Mac, Pool #C90989	6.00	9/1/26	3
15	Freddie Mac, Pool #G02794	6.00	5/1/37	18
49	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	50
24	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	25
25	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	25
40	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	42
7	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	7
25	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	25
4	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	5
11	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	12
48	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	50
11	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	11
16	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	17
19	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	20
33	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	34

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$25	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	$26
47	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	48
24	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	25
26	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	28
25	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	26
16	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	17
14	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	14
15	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	16
21	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	22
17	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	18
38	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	40
14	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	16
17	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	18
20	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	21
17	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	18
26	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	28
22	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	23
14	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	15
28	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	29
19	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	20
11	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	12
15	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	16
13	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	14
30	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	31
11	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	11
31	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	33
16	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	17
20	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	21
13	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	14
10	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	11
12	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	12
7	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	8
31	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	32
14	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	15
11	Government National Mortgage Association, Pool #MA5815	3.00	3/20/49	12
14	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	15
15	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	15
22	Government National Mortgage Association, Pool #MA3375	3.00	1/20/46	23
20	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	21
10	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	10
20	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	22
15	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	16
18	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	19
14	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	15
13	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	14
7	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	8
10	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	11
10	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	10
26	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	28
15	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	16
9	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	9
11	Government National Mortgage Association, Pool #MA5191	3.50	5/20/48	12
39	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	43
21	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	23
28	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	30
11	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	11
17	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	18
10	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	10
12	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	13
16	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	17
18	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	19
17	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	18
14	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	15
15	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	16
7	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	8
15	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	16
5	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	5
17	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	19

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$11	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	$12
19	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	21
24	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	26
21	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	23
8	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	8
8	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	9
16	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	17
17	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	19
19	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	20
14	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	15
9	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	9
17	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	18
17	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	18
12	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	12
12	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	13
16	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	17
15	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	16
20	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	22
19	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	20
8	Government National Mortgage Association, Pool #MA5651	4.00	12/20/48	8
9	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	9
24	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	26
13	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	14
8	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	9
20	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	22
8	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	8
8	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	8
14	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	15
15	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	17
7	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	8
20	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	22
8	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	9
12	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	12
12	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	13
11	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	12
7	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	8
7	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	8
15	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	16
16	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	17
9	Government National Mortgage Association, Pool #MA3522	4.00	3/20/46	10
6	Government National Mortgage Association, Pool #BD9886	4.00	1/15/48	7
6	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	6
44	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	48
12	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	13
8	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	9
6	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	7
6	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	7
11	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	12
5	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	6
9	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	10
15	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	16
23	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	25
7	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	7
12	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	13
7	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	8
41	Government National Mortgage Association, Pool #4801	4.50	9/20/40	45
24	Government National Mortgage Association, Pool #721760	4.50	8/15/40	27
7	Government National Mortgage Association, Pool #MA5193	4.50	5/20/48	8
15	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	16
7	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	8
9	Government National Mortgage Association, Pool #738906	4.50	10/15/41	10
9	Government National Mortgage Association, Pool #BA2485	4.50	4/15/47	10
11	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	12
6	Government National Mortgage Association, Pool #MA5653	5.00	12/20/48	7
11	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	12
25	Government National Mortgage Association, Pool #4559	5.00	10/20/39	28
7	Government National Mortgage Association, Pool #MA5530	5.00	10/20/48	7
17	Government National Mortgage Association, Pool #697946	5.00	3/15/39	20

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Government National Mortgage Association, Pool #510835	5.50	2/15/35	$12
12	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	14
12	Government National Mortgage Association, Pool #4222	6.00	8/20/38	14
1	Government National Mortgage Association, Pool #582199	6.50	1/15/32	1
250	Government National Mortgage Association, 30 YR TBA	2.00	4/20/51	253
75	Government National Mortgage Association, 30 YR TBA	2.00	5/20/51	76
25	Government National Mortgage Association, 30 YR TBA	2.50	5/20/51	26
300	Government National Mortgage Association, 30 YR TBA	2.50	4/20/51	311
	Total U.S. Government Agency Mortgages			13,605

	U.S. Government Agency Securities — 1.22%
25	Fannie Mae	0.25	5/22/23	25
25	Fannie Mae	0.50	6/17/25	25
25	Fannie Mae	0.75	10/8/27	24
25	Fannie Mae, Callable 6/18/21 @ 100.00	0.88	12/18/26	25
25	Fannie Mae	1.63	1/7/25	26
30	Fannie Mae	2.13	4/24/26	32
10	Fannie Mae	5.63	7/15/37	15
20	Fannie Mae	6.63	11/15/30	29
25	Federal Farm Credit Bank	0.15	9/9/22	25
25	Federal Farm Credit Bank	0.25	2/26/24	25
50	Federal Farm Credit Bank	0.38	4/8/22	50
25	Federal Home Loan Bank	1.38	2/17/23	26
50	Federal Home Loan Bank	1.88	7/7/21	50
55	Federal Home Loan Bank	1.88	11/29/21	55
25	Federal Home Loan Bank	2.13	3/10/23	26
40	Federal Home Loan Bank	2.88	9/13/24	43
15	Federal Home Loan Bank	5.63	6/11/21	15
25	Freddie Mac	0.13	10/16/23	25
25	Freddie Mac	0.25	11/6/23	25
50	Freddie Mac	0.25	12/4/23	50
25	Freddie Mac	0.25	6/8/22	25
50	Freddie Mac	0.38	7/21/25	49
25	Freddie Mac	0.38	4/20/23	25
15	Freddie Mac	6.25	7/15/32	22
25	Freddie Mac	6.75	9/15/29	35
10	Freddie Mac	6.75	3/15/31	14
5	Tennessee Valley Authority	3.50	12/15/42	6
30	Tennessee Valley Authority	5.88	4/1/36	43
	Total U.S. Government Agency Securities			835

	Corporate Bonds — 34.22%
70	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25	11/14/28	80
215	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	251
70	Air Products And Chemicals, Inc. (Chemicals), Callable 3/15/27 @ 100.00	1.85	5/15/27	71
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	28
100	Amgen, Inc. (Biotechnology), Callable 5/19/26 @ 100.00	2.60	8/19/26	105
155	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15	2/21/40	154
420	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	460
90	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	107
310	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35	6/1/40	349
40	Anthem, Inc. (Health Care Providers & Services), Callable 2/15/30 @ 100.00	2.25	5/15/30	39
185	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10	3/1/28	206
70	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	83
160	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65	2/23/46	199
430	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/26 @ 100.00	4.25	3/1/27	483

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$200	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45		4/1/24	$220
20	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	22
215	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	262
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	112
65	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	72
35	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	39
380	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(b)	12/20/28	407
50	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106 bps)	(b)	4/23/27	54
60	Bank of America Corp., MTN (Banks), Callable 1/20/27 @ 100.00	3.82 (US0003M + 158 bps)	(b)	1/20/28	66
500	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97		2/7/30	553
165	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	192
45	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63		4/6/30	49
75	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	89
75	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	96
75	Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00	2.38		3/15/31	72
227	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	255
170	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	180
80	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	85
130	Capital One Financial Corp. (Consumer Finance), Callable 9/30/24 @ 100.00	3.30		10/30/24	140
220	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	243
60	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60		4/9/30	61
170	Chevron Corp. (Oil, Gas & Consumable Fuels)	2.10		5/16/21	170
30	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	40
595	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	639
135	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41		3/31/31	153
25	Comcast Corp. (Media)	4.65		7/15/42	30
245	Comcast Corp. (Media)	4.75		3/1/44	301
170	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	242
20	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	28
230	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	241
45	Constellation Brands, Inc. (Beverages)	4.75		12/1/25	52
210	CSX Corp. (Road & Rail)	6.22		4/30/40	291
184	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	208
260	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	307
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	217
50	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	57
90	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	93
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	245
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25		12/15/41	40
25	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20		8/15/45	28
55	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	54
85	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10		9/15/27	91
65	Ecolab, Inc. (Chemicals), Callable 12/24/29 @ 100.00	4.80		3/24/30	77
5	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	6
80	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70		2/15/26	88
204	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	234
195	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	188
140	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	151

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$10	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	$12
270	General Electric Co. (Industrial Conglomerates), Callable 3/1/27 @ 100.00	3.45		5/1/27	293
135	General Electric Co. (Industrial Conglomerates), Callable 2/1/30 @ 100.00	3.63		5/1/30	145
355	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	417
111	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	130
25	GlaxoSmithKline Capital, Inc. (Diversified Financial Services)	6.38		5/15/38	36
315	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50		8/1/26	344
65	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	70
75	International Business Machines Corp. (IT Services)	4.00		6/20/42	83
105	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	142
25	JPMorgan Chase & Co. (Banks), Callable 10/15/29 @ 100.00	2.74 (SOFR + 151 bps)	(b)	10/15/30	25
30	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(b)	5/1/28	33
165	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(b)	5/6/30	179
515	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01		4/23/29	574
135	JPMorgan Chase & Co. (Banks)	8.00		4/29/27	182
235	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	280
110	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	121
175	Lincoln National Corp. (Insurance)	7.00		6/15/40	253
30	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80		3/1/45	33
70	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	81
90	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38		5/1/30	95
70	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	76
75	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	82
135	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25		7/2/24	148
145	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	142
105	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	112
180	Morgan Stanley (Capital Markets)	3.88		1/27/26	200
290	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(b)	1/23/30	332
130	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 1/25/27 @ 100.00	3.05		4/25/27	139
90	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75		5/1/25	95
130	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	144
35	Nucor Corp. (Metals & Mining), Callable 3/1/30 @ 100.00	2.70		6/1/30	36
125	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	160
145	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 1/1/30 @ 100.00	2.85		4/1/30	152
220	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	242
173	Oracle Corp. (Software)	5.38		7/15/40	212
120	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	137
160	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	182
155	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	169
255	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	332
70	Prudential Financial, Inc., MTN (Insurance), Callable 9/10/39 @ 100.00	3.00		3/10/40	68
110	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	131
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	22
30	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	32
165	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	171
155	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	169
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	211

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$90	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	$101
30	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	32
80	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	89
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	63
72	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	74
255	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	265
185	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	188
150	TCI Communications, Inc. (Media)	7.88		2/15/26	194
110	The Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50		1/23/25	119
80	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(b)	6/5/28	87
215	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	236
55	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	67
145	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	189
125	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	137
205	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	237
120	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	168
135	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	164
115	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50		3/25/30	134
120	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	130
70	Travelers Companies, Inc. (Insurance)	5.35		11/1/40	93
95	Union Pacific Corp. (Road & Rail), Callable 6/10/28 @ 100.00	3.95		9/10/28	106
15	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	18
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	58
45	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	54
95	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	119
135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	174
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	188
375	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	429
180	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	224
130	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	141
80	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	95
60	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	83
115	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(b)	10/30/30	118
495	Wells Fargo & Co. (Banks)	3.00		4/22/26	528
120	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(b)	5/22/28	131
70	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	79
55	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	75
265	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	300
165	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	227
	Total Corporate Bonds				23,493

	U.S. Treasury Obligations — 28.24%
70	U.S. Treasury Bond	1.13		5/15/40	57
38	U.S. Treasury Bond	1.13		8/15/40	31
105	U.S. Treasury Bond	1.25		5/15/50	79
50	U.S. Treasury Bond	1.38		11/15/40	43

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$115	U.S. Treasury Bond	1.38	8/15/50	$90
115	U.S. Treasury Bond	1.63	11/15/50	96
61	U.S. Treasury Bond	1.88	2/15/51	54
40	U.S. Treasury Bond	1.88	2/15/41	37
106	U.S. Treasury Bond	2.00	2/15/50	97
101	U.S. Treasury Bond	2.25	8/15/49	98
117	U.S. Treasury Bond	2.25	8/15/46	114
96	U.S. Treasury Bond	2.38	11/15/49	95
60	U.S. Treasury Bond	2.50	2/15/45	61
120	U.S. Treasury Bond	2.50	2/15/46	122
125	U.S. Treasury Bond	2.50	5/15/46	127
20	U.S. Treasury Bond	2.75	11/15/42	21
55	U.S. Treasury Bond	2.75	8/15/47	59
80	U.S. Treasury Bond	2.75	11/15/47	86
115	U.S. Treasury Bond	2.88	11/15/46	126
100	U.S. Treasury Bond	2.88	5/15/43	109
110	U.S. Treasury Bond	2.88	8/15/45	120
94	U.S. Treasury Bond	2.88	5/15/49	103
100	U.S. Treasury Bond	3.00	11/15/44	112
55	U.S. Treasury Bond	3.00	5/15/47	62
50	U.S. Treasury Bond	3.00	5/15/45	56
75	U.S. Treasury Bond	3.00	11/15/45	84
90	U.S. Treasury Bond	3.00	2/15/49	101
120	U.S. Treasury Bond	3.00	8/15/48	135
75	U.S. Treasury Bond	3.00	2/15/47	84
50	U.S. Treasury Bond	3.00	2/15/48	56
22	U.S. Treasury Bond	3.13	2/15/42	25
90	U.S. Treasury Bond	3.13	2/15/43	102
115	U.S. Treasury Bond	3.13	8/15/44	131
80	U.S. Treasury Bond	3.13	5/15/48	92
15	U.S. Treasury Bond	3.13	11/15/41	17
75	U.S. Treasury Bond	3.38	5/15/44	89
30	U.S. Treasury Bond	3.38	11/15/48	36
8	U.S. Treasury Bond	3.50	2/15/39	10
100	U.S. Treasury Bond	3.63	2/15/44	123
75	U.S. Treasury Bond	3.63	8/15/43	92
33	U.S. Treasury Bond	3.75	8/15/41	41
75	U.S. Treasury Bond	3.75	11/15/43	94
10	U.S. Treasury Bond	3.88	8/15/40	13
35	U.S. Treasury Bond	4.38	5/15/41	47
25	U.S. Treasury Bond	4.38	2/15/38	33
15	U.S. Treasury Bond	4.38	5/15/40	20
25	U.S. Treasury Bond	4.38	11/15/39	33
10	U.S. Treasury Bond	4.50	2/15/36	13
35	U.S. Treasury Bond	4.63	2/15/40	48
70	U.S. Treasury Bond	4.75	2/15/41	99
40	U.S. Treasury Bond	5.00	5/15/37	56
20	U.S. Treasury Bond	5.25	2/15/29	26
40	U.S. Treasury Bond	5.38	2/15/31	53
25	U.S. Treasury Bond	6.00	2/15/26	31
25	U.S. Treasury Bond	6.13	8/15/29	34
60	U.S. Treasury Bond	6.13	11/15/27	78
35	U.S. Treasury Bond	6.25	5/15/30	49
15	U.S. Treasury Bond	6.50	11/15/26	19
17	U.S. Treasury Bond	7.50	11/15/24	21
15	U.S. Treasury Bond	7.63	2/15/25	19
100	U.S. Treasury Note	0.13	3/31/23	100
65	U.S. Treasury Note	0.13	8/31/22	65
100	U.S. Treasury Note	0.13	11/30/22	100
110	U.S. Treasury Note	0.13	7/31/22	110
120	U.S. Treasury Note	0.13	12/15/23	119
115	U.S. Treasury Note	0.13	9/30/22	115
125	U.S. Treasury Note	0.13	2/15/24	124
130	U.S. Treasury Note	0.13	10/15/23	130
40	U.S. Treasury Note	0.13	9/15/23	40
98	U.S. Treasury Note	0.13	2/28/23	98
125	U.S. Treasury Note	0.13	1/15/24	124
120	U.S. Treasury Note	0.13	10/31/22	120

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$25	U.S. Treasury Note	0.13	12/31/22	$25
110	U.S. Treasury Note	0.13	6/30/22	110
110	U.S. Treasury Note	0.13	5/31/22	110
130	U.S. Treasury Note	0.13	1/31/23	130
15	U.S. Treasury Note	0.13	5/15/23	15
125	U.S. Treasury Note	0.25	10/31/25	122
60	U.S. Treasury Note	0.25	6/30/25	59
60	U.S. Treasury Note	0.25	7/31/25	59
55	U.S. Treasury Note	0.25	6/15/23	55
120	U.S. Treasury Note	0.25	3/15/24	120
115	U.S. Treasury Note	0.25	8/31/25	112
25	U.S. Treasury Note	0.25	9/30/25	24
55	U.S. Treasury Note	0.25	11/15/23	55
100	U.S. Treasury Note	0.25	5/31/25	98
60	U.S. Treasury Note	0.38	11/30/25	59
85	U.S. Treasury Note	0.38	4/30/25	84
100	U.S. Treasury Note	0.38	7/31/27	94
115	U.S. Treasury Note	0.38	9/30/27	108
25	U.S. Treasury Note	0.38	12/31/25	24
82	U.S. Treasury Note	0.38	1/31/26	80
105	U.S. Treasury Note	0.50	8/31/27	100
90	U.S. Treasury Note	0.50	5/31/27	86
90	U.S. Treasury Note	0.50	3/15/23	91
95	U.S. Treasury Note	0.50	6/30/27	91
50	U.S. Treasury Note	0.50	4/30/27	48
120	U.S. Treasury Note	0.50	10/31/27	114
130	U.S. Treasury Note	0.50	2/28/26	127
25	U.S. Treasury Note	0.63	3/31/27	24
130	U.S. Treasury Note	0.63	12/31/27	124
125	U.S. Treasury Note	0.63	11/30/27	119
120	U.S. Treasury Note	0.63	5/15/30	109
175	U.S. Treasury Note	0.63	8/15/30	159
135	U.S. Treasury Note	0.75	1/31/28	129
185	U.S. Treasury Note	0.88	11/15/30	171
85	U.S. Treasury Note	0.88	3/31/26	84
45	U.S. Treasury Note	1.13	2/28/25	46
70	U.S. Treasury Note	1.13	2/28/27	70
130	U.S. Treasury Note	1.13	2/29/28	128
151	U.S. Treasury Note	1.13	2/15/31	143
130	U.S. Treasury Note	1.25	3/31/28	129
45	U.S. Treasury Note	1.25	8/31/24	46
25	U.S. Treasury Note	1.38	8/31/23	26
60	U.S. Treasury Note	1.38	2/15/23	61
50	U.S. Treasury Note	1.38	10/15/22	51
75	U.S. Treasury Note	1.38	9/30/23	77
95	U.S. Treasury Note	1.38	1/31/25	98
70	U.S. Treasury Note	1.38	6/30/23	72
63	U.S. Treasury Note	1.50	2/15/30	62
50	U.S. Treasury Note	1.50	10/31/24	52
25	U.S. Treasury Note	1.50	8/15/22	25
90	U.S. Treasury Note	1.50	11/30/24	93
25	U.S. Treasury Note	1.50	8/15/26	26
80	U.S. Treasury Note	1.50	1/15/23	82
5	U.S. Treasury Note	1.50	9/15/22	5
35	U.S. Treasury Note	1.50	1/31/27	36
80	U.S. Treasury Note	1.50	9/30/24	83
105	U.S. Treasury Note	1.50	2/28/23	108
70	U.S. Treasury Note	1.63	9/30/26	72
60	U.S. Treasury Note	1.63	4/30/23	62
130	U.S. Treasury Note	1.63	8/15/29	130
100	U.S. Treasury Note	1.63	10/31/23	104
50	U.S. Treasury Note	1.63	12/15/22	51
5	U.S. Treasury Note	1.63	5/15/26	5
80	U.S. Treasury Note	1.63	5/31/23	82
65	U.S. Treasury Note	1.63	8/15/22	66
102	U.S. Treasury Note	1.63	11/15/22	104
120	U.S. Treasury Note	1.63	2/15/26	124
90	U.S. Treasury Note	1.75	5/15/22	92

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$90	U.S. Treasury Note	1.75	7/15/22	$92
50	U.S. Treasury Note	1.75	6/15/22	51
75	U.S. Treasury Note	1.75	6/30/24	78
110	U.S. Treasury Note	1.75	9/30/22	113
80	U.S. Treasury Note	1.75	7/31/24	83
120	U.S. Treasury Note	1.75	11/15/29	121
88	U.S. Treasury Note	1.75	12/31/24	92
114	U.S. Treasury Note	1.75	5/15/23	118
20	U.S. Treasury Note	1.75	12/31/26	21
55	U.S. Treasury Note	1.75	1/31/23	57
85	U.S. Treasury Note	1.88	8/31/22	87
125	U.S. Treasury Note	1.88	4/30/22	127
65	U.S. Treasury Note	1.88	7/31/22	67
90	U.S. Treasury Note	1.88	9/30/22	92
20	U.S. Treasury Note	1.88	8/31/24	21
75	U.S. Treasury Note	1.88	7/31/26	78
25	U.S. Treasury Note	1.88	6/30/26	26
35	U.S. Treasury Note	1.88	5/31/22	36
70	U.S. Treasury Note	1.88	10/31/22	72
125	U.S. Treasury Note	2.00	5/31/24	131
95	U.S. Treasury Note	2.00	7/31/22	97
160	U.S. Treasury Note	2.00	11/15/26	168
150	U.S. Treasury Note	2.00	11/30/22	155
70	U.S. Treasury Note	2.00	4/30/24	73
95	U.S. Treasury Note	2.00	6/30/24	100
170	U.S. Treasury Note	2.00	2/15/25	180
75	U.S. Treasury Note	2.00	10/31/22	77
85	U.S. Treasury Note	2.13	5/15/25	90
90	U.S. Treasury Note	2.13	11/30/23	94
65	U.S. Treasury Note	2.13	9/30/24	69
110	U.S. Treasury Note	2.13	12/31/22	114
90	U.S. Treasury Note	2.13	6/30/22	92
100	U.S. Treasury Note	2.13	5/31/26	106
55	U.S. Treasury Note	2.13	7/31/24	58
170	U.S. Treasury Note	2.13	3/31/24	180
5	U.S. Treasury Note	2.13	2/29/24	5
55	U.S. Treasury Note	2.25	12/31/24	58
50	U.S. Treasury Note	2.25	4/30/24	53
80	U.S. Treasury Note	2.25	3/31/26	85
95	U.S. Treasury Note	2.25	11/15/25	101
55	U.S. Treasury Note	2.25	10/31/24	58
80	U.S. Treasury Note	2.25	1/31/24	84
90	U.S. Treasury Note	2.25	4/15/22	92
175	U.S. Treasury Note	2.25	11/15/27	186
160	U.S. Treasury Note	2.25	8/15/27	170
80	U.S. Treasury Note	2.25	12/31/23	84
165	U.S. Treasury Note	2.25	2/15/27	175
150	U.S. Treasury Note	2.25	11/15/24	159
80	U.S. Treasury Note	2.38	4/30/26	86
100	U.S. Treasury Note	2.38	2/29/24	106
100	U.S. Treasury Note	2.38	8/15/24	106
120	U.S. Treasury Note	2.38	5/15/29	128
110	U.S. Treasury Note	2.38	1/31/23	114
175	U.S. Treasury Note	2.38	5/15/27	188
60	U.S. Treasury Note	2.50	2/28/26	65
50	U.S. Treasury Note	2.50	1/31/24	53
60	U.S. Treasury Note	2.50	3/31/23	63
67	U.S. Treasury Note	2.50	8/15/23	71
105	U.S. Treasury Note	2.50	5/15/24	112
165	U.S. Treasury Note	2.63	2/15/29	179
60	U.S. Treasury Note	2.63	2/28/23	63
85	U.S. Treasury Note	2.63	1/31/26	92
75	U.S. Treasury Note	2.63	3/31/25	81
100	U.S. Treasury Note	2.63	12/31/23	106
105	U.S. Treasury Note	2.63	6/30/23	111
90	U.S. Treasury Note	2.63	12/31/25	97
45	U.S. Treasury Note	2.75	4/30/23	47
95	U.S. Treasury Note	2.75	5/31/23	100

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$100	U.S. Treasury Note	2.75		2/15/24	$107
90	U.S. Treasury Note	2.75		6/30/25	98
105	U.S. Treasury Note	2.75		8/31/23	111
90	U.S. Treasury Note	2.75		2/28/25	97
85	U.S. Treasury Note	2.75		8/31/25	92
105	U.S. Treasury Note	2.75		2/15/28	115
90	U.S. Treasury Note	2.75		7/31/23	95
170	U.S. Treasury Note	2.75		11/15/23	182
75	U.S. Treasury Note	2.88		7/31/25	82
35	U.S. Treasury Note	2.88		11/30/23	37
90	U.S. Treasury Note	2.88		4/30/25	98
105	U.S. Treasury Note	2.88		9/30/23	112
200	U.S. Treasury Note	2.88		8/15/28	221
50	U.S. Treasury Note	2.88		10/31/23	53
90	U.S. Treasury Note	2.88		11/30/25	98
140	U.S. Treasury Note	2.88		5/15/28	154
85	U.S. Treasury Note	3.00		10/31/25	93
85	U.S. Treasury Note	3.00		9/30/25	93
115	U.S. Treasury Note	3.13		11/15/28	129
	Total U.S. Treasury Obligations				19,395

	Yankee Dollars — 4.64%
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	113
155	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	174
75	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	97
185	BP Capital Markets PLC (Diversified Financial Services)	3.54		11/4/24	202
114	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	175
170	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	172
200	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	216
70	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	68
25	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70		2/1/26	27
105	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(c)	6/15/30	155
90	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	122
55	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	60
105	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13		4/6/30	111
105	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	132
140	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	162
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	208
40	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	43
25	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	27
95	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	98
120	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	185
90	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	102
50	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	59
55	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	79
75	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	104
140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	182
35	Vodafone Group PLC (Wireless Telecommunication Services)	5.00		5/30/38	42
55	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	73
	Total Yankee Dollars				3,188

Shares
	Investment Companies — 13.65%
623,290	State Street Institutional Treasury Money Market Fund, Premier Class	0.01	(d)		623
8,754,592	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(d)		8,755
	Total Investment Companies				9,378

	Total Investments Before TBA Sale Commitments (cost $69,171) — 103.47%				71,060

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)

	TBA Sale Commitments(e) — (0.16)%
$(50)	Government National Mortgage Association, 30 YR TBA	3.50	4/20/51	$(53)
(50)	Government National Mortgage Association, 30 YR TBA	4.50	4/20/50	(54)
	Total TBA Sale Commitments			(107)
	Liabilities in excess of other assets — (3.31)%			(2,271)
	Net Assets — 100.00%			$68,682

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2021.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2021.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on March 31, 2021.
(d)	Annualized 7-day yield as of period-end.
(e)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery
US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.10%	—	0.10%
Collateralized Mortgage Obligations	—	1.59%	—	1.59%
U.S. Government Agency Mortgages	—	19.81%	—	19.81%
U.S. Government Agency Securities	—	1.22%	—	1.22%
Corporate Bonds	34.22%	—	—	34.22%
U.S. Treasury Obligations	—	28.24%	—	28.24%
Yankee Dollars	4.64%	—	—	4.64%
Investment Companies	0.90%	3.89%	8.86%	13.65%
TBA Sale Commitments	—	-0.16%	—	-0.16%
Other Assets (Liabilities)	0.34%	-3.64%	-0.01%	-3.31%
Total Net Assets	40.10%	51.05%	8.85%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Corporate Opportunities Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)

	Loan Participations and Assignments — 4.55%
$13,791	Centric Commercial Funding, LP(a)	6.50 (US00001M with 1.00% floor + 550.00 bps)		10/9/22	$13,811
	Total Loan Participations and Assignments				13,811

Shares
	Common Stock — 0.00%
1,740,900	ACC Claims Holding LLC (Communications Equipment)(b)				–
	Total Common Stock				–

	Investment Companies — 95.22%
1,177,000	Federated Treasury Obligations Fund, Institutional Shares^^	0.01	(c)		1,177
287,808,897	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(c)		287,809
	Total Investment Companies				288,986

	Total Investments (cost $302,777) — 99.77%				302,797
	Other assets in excess of liabilities — 0.23%				703
	Net Assets — 100.00%				$303,500

Amounts designated as "—" are $0 or have been rounded to $0.

^^	Purchased with cash collateral held from securities lending. As of March 31, 2021, there were no remaining securities out on loan.
(a)	The original loan commitment represents $24,000,000. The unfunded commitment represents $10,209,484 as of March 31, 2021. Security was valued using significant unobservable inputs as of March 31, 2021.
(b)	Escrow security due to bankruptcy.
(c)	Annualized 7-day yield as of period-end.

bps—Basis Points

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Corporate Opportunities Portfolio	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Loan Participations and Assignments	—	4.55%	4.55%
Common Stock	—	0.00%	0.00%
Investment Companies	95.00%	0.22%	95.22%
Other Assets (Liabilities)	0.20%	0.03%	0.23%
Total Net Assets	95.20%	4.80%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2021.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value and Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	1,405	6/30/21	$173,375	$(2,198)
E-Mini S&P 500 Future	584	6/18/21	115,848	1,165
			$289,223	$(1,033)
	Total Unrealized Appreciation			$1,165
	Total Unrealized Depreciation			(2,198)
	Total Net Unrealized Appreciation/(Depreciation)			$(1,033)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.18%
$250	Fannie Mae	0.25	11/27/23	$250
100	Fannie Mae	0.25	5/22/23	100
200	Fannie Mae	0.25	7/10/23	200
200	Fannie Mae	0.38	8/25/25	197
150	Fannie Mae	0.50	6/17/25	149
150	Fannie Mae	0.63	4/22/25	150
50	Fannie Mae	0.75	10/8/27	48
200	Fannie Mae	0.88	8/5/30	185
100	Fannie Mae, Callable 6/18/21 @ 100.00	0.88	12/18/26	98
275	Fannie Mae	1.75	7/2/24	287
100	Fannie Mae	1.88	9/24/26	104
200	Fannie Mae	2.00	10/5/22	206
150	Fannie Mae	2.13	4/24/26	159
200	Fannie Mae	2.50	2/5/24	212
250	Fannie Mae	2.63	9/6/24	268
95	Fannie Mae	6.25	5/15/29	129
160	Fannie Mae	6.63	11/15/30	228
180	Fannie Mae	7.25	5/15/30	263
250	Federal Farm Credit Bank	0.13	11/23/22	250
250	Federal Farm Credit Bank	0.15	9/9/22	250
300	Federal Farm Credit Bank	0.25	2/26/24	299
200	Federal Farm Credit Bank	0.25	5/6/22	200
350	Federal Farm Credit Bank	0.38	4/8/22	350
75	Federal Farm Credit Bank, Callable 12/23/21 @ 100.00	1.24	12/23/30	70
50	Federal Home Loan Bank	0.13	10/21/22	50
100	Federal Home Loan Bank	0.13	8/12/22	100
85	Federal Home Loan Bank	1.13	7/14/21	85
500	Federal Home Loan Bank	1.38	2/17/23	510
50	Federal Home Loan Bank	2.13	3/10/23	52
300	Federal Home Loan Bank	2.13	6/10/22	307
150	Federal Home Loan Bank	2.88	9/13/24	162
250	Federal Home Loan Bank	3.00	10/12/21	254
300	Federal Home Loan Bank	3.38	9/8/23	323
65	Federal Home Loan Bank	5.50	7/15/36	94
250	Freddie Mac	0.13	7/25/22	250
50	Freddie Mac	0.13	10/16/23	50
250	Freddie Mac	0.25	11/6/23	250
300	Freddie Mac	0.25	8/24/23	300
100	Freddie Mac	0.25	12/4/23	100
550	Freddie Mac	0.25	6/8/22	550
150	Freddie Mac	0.38	7/21/25	147
150	Freddie Mac	0.38	4/20/23	151
200	Freddie Mac	0.38	5/5/23	201
250	Freddie Mac	0.38	9/23/25	246
100	Freddie Mac	1.50	2/12/25	103
150	Freddie Mac	6.25	7/15/32	216
180	Freddie Mac	6.75	3/15/31	261
110	Tennessee Valley Authority	4.70	7/15/33	142
85	Tennessee Valley Authority	5.25	9/15/39	117
100	Tennessee Valley Authority	5.88	4/1/36	144
190	Tennessee Valley Authority	6.15	1/15/38	282
	Total U.S. Government Agency Securities			10,099

	U.S. Treasury Obligations — 94.62%
85	U.S. Treasury Bond	1.13	5/15/40	69
35	U.S. Treasury Bond	1.13	8/15/40	28
585	U.S. Treasury Bond	1.25	5/15/50	442
320	U.S. Treasury Bond	1.38	8/15/50	250
840	U.S. Treasury Bond	1.63	11/15/50	701
695	U.S. Treasury Bond	1.88	2/15/51	617
1,345	U.S. Treasury Bond	2.00	2/15/50	1,232
1,260	U.S. Treasury Bond	2.25	8/15/46	1,224
1,600	U.S. Treasury Bond	2.25	8/15/49	1,549
1,000	U.S. Treasury Bond	2.38	11/15/49	995
800	U.S. Treasury Bond	2.50	5/15/46	816
1,135	U.S. Treasury Bond	2.50	2/15/46	1,158

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,015	U.S. Treasury Bond	2.50	2/15/45	$1,037
1,110	U.S. Treasury Bond	2.75	8/15/47	1,188
320	U.S. Treasury Bond	2.75	11/15/47	343
571	U.S. Treasury Bond	2.75	11/15/42	612
1,116	U.S. Treasury Bond	2.88	5/15/43	1,221
955	U.S. Treasury Bond	2.88	11/15/46	1,045
780	U.S. Treasury Bond	2.88	8/15/45	852
1,500	U.S. Treasury Bond	2.88	5/15/49	1,649
1,620	U.S. Treasury Bond	3.00	2/15/48	1,818
670	U.S. Treasury Bond	3.00	11/15/45	749
1,075	U.S. Treasury Bond	3.00	5/15/47	1,205
1,795	U.S. Treasury Bond	3.00	2/15/49	2,019
705	U.S. Treasury Bond	3.00	2/15/47	790
1,260	U.S. Treasury Bond	3.00	5/15/45	1,406
54	U.S. Treasury Bond	3.00	5/15/42	60
1,360	U.S. Treasury Bond	3.00	8/15/48	1,528
1,015	U.S. Treasury Bond	3.00	11/15/44	1,132
827	U.S. Treasury Bond	3.13	2/15/43	941
1,480	U.S. Treasury Bond	3.13	8/15/44	1,685
1,505	U.S. Treasury Bond	3.13	5/15/48	1,728
900	U.S. Treasury Bond	3.38	11/15/48	1,082
1,130	U.S. Treasury Bond	3.38	5/15/44	1,339
40	U.S. Treasury Bond	3.50	2/15/39	48
1,280	U.S. Treasury Bond	3.63	2/15/44	1,574
970	U.S. Treasury Bond	3.63	8/15/43	1,191
645	U.S. Treasury Bond	3.75	11/15/43	807
180	U.S. Treasury Bond	3.75	8/15/41	224
225	U.S. Treasury Bond	3.88	8/15/40	284
30	U.S. Treasury Bond	4.25	5/15/39	39
550	U.S. Treasury Bond	4.25	11/15/40	728
530	U.S. Treasury Bond	4.38	2/15/38	701
163	U.S. Treasury Bond	4.38	5/15/40	219
551	U.S. Treasury Bond	4.38	5/15/41	742
855	U.S. Treasury Bond	4.38	11/15/39	1,142
150	U.S. Treasury Bond	4.50	8/15/39	203
400	U.S. Treasury Bond	4.50	2/15/36	529
255	U.S. Treasury Bond	4.50	5/15/38	342
673	U.S. Treasury Bond	4.63	2/15/40	928
70	U.S. Treasury Bond	4.75	2/15/37	96
575	U.S. Treasury Bond	4.75	2/15/41	810
235	U.S. Treasury Bond	5.00	5/15/37	330
425	U.S. Treasury Bond	5.25	2/15/29	543
282	U.S. Treasury Bond	5.25	11/15/28	359
99	U.S. Treasury Bond	5.38	2/15/31	132
85	U.S. Treasury Bond	6.00	2/15/26	106
265	U.S. Treasury Bond	6.13	11/15/27	346
350	U.S. Treasury Bond	6.13	8/15/29	477
320	U.S. Treasury Bond	6.25	5/15/30	446
100	U.S. Treasury Bond	6.38	8/15/27	131
218	U.S. Treasury Bond	6.50	11/15/26	282
200	U.S. Treasury Bond	6.75	8/15/26	260
300	U.S. Treasury Bond	6.88	8/15/25	379
325	U.S. Treasury Bond	7.25	8/15/22	357
295	U.S. Treasury Bond	7.63	2/15/25	374
330	U.S. Treasury Note	0.13	12/31/22	330
1,490	U.S. Treasury Note	0.13	3/31/23	1,489
200	U.S. Treasury Note	0.13	2/28/23	200
1,970	U.S. Treasury Note	0.13	7/31/22	1,970
1,700	U.S. Treasury Note	0.13	8/31/22	1,700
1,220	U.S. Treasury Note	0.13	6/30/22	1,220
935	U.S. Treasury Note	0.13	9/30/22	935
180	U.S. Treasury Note	0.13	9/15/23	179
1,475	U.S. Treasury Note	0.13	5/31/22	1,475
500	U.S. Treasury Note	0.13	11/30/22	500
620	U.S. Treasury Note	0.25	6/30/25	607
1,770	U.S. Treasury Note	0.25	8/31/25	1,729
290	U.S. Treasury Note	0.25	7/31/25	284
1,680	U.S. Treasury Note	0.25	10/31/25	1,636

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,990	U.S. Treasury Note	0.25	9/30/25	$1,941
1,440	U.S. Treasury Note	0.25	3/15/24	1,436
1,090	U.S. Treasury Note	0.25	5/31/25	1,069
1,735	U.S. Treasury Note	0.38	4/30/25	1,713
1,400	U.S. Treasury Note	0.38	1/31/26	1,365
1,545	U.S. Treasury Note	0.38	12/31/25	1,509
1,845	U.S. Treasury Note	0.38	9/30/27	1,736
1,325	U.S. Treasury Note	0.38	7/31/27	1,252
500	U.S. Treasury Note	0.50	3/15/23	503
400	U.S. Treasury Note	0.50	2/28/26	392
1,280	U.S. Treasury Note	0.50	6/30/27	1,222
1,510	U.S. Treasury Note	0.50	3/31/25	1,500
185	U.S. Treasury Note	0.50	4/30/27	177
1,200	U.S. Treasury Note	0.50	5/31/27	1,147
1,595	U.S. Treasury Note	0.50	8/31/27	1,516
1,840	U.S. Treasury Note	0.63	11/30/27	1,755
1,760	U.S. Treasury Note	0.63	12/31/27	1,676
1,895	U.S. Treasury Note	0.63	8/15/30	1,717
2,700	U.S. Treasury Note	0.63	5/15/30	2,457
830	U.S. Treasury Note	0.88	11/15/30	768
1,515	U.S. Treasury Note	0.88	3/31/26	1,502
965	U.S. Treasury Note	1.13	2/28/25	983
35	U.S. Treasury Note	1.13	2/29/28	34
1,280	U.S. Treasury Note	1.13	2/15/31	1,209
670	U.S. Treasury Note	1.25	8/31/24	687
1,540	U.S. Treasury Note	1.25	3/31/28	1,524
1,205	U.S. Treasury Note	1.38	1/31/25	1,240
200	U.S. Treasury Note	1.38	8/31/26	204
1,000	U.S. Treasury Note	1.38	2/15/23	1,023
560	U.S. Treasury Note	1.38	10/15/22	571
965	U.S. Treasury Note	1.50	3/31/23	991
200	U.S. Treasury Note	1.50	8/15/26	205
1,205	U.S. Treasury Note	1.50	8/15/22	1,228
1,090	U.S. Treasury Note	1.50	11/30/24	1,127
905	U.S. Treasury Note	1.50	1/31/27	923
1,485	U.S. Treasury Note	1.50	9/30/24	1,537
225	U.S. Treasury Note	1.50	1/15/23	230
1,915	U.S. Treasury Note	1.50	2/15/30	1,892
1,620	U.S. Treasury Note	1.50	10/31/24	1,675
330	U.S. Treasury Note	1.50	9/15/22	337
1,065	U.S. Treasury Note	1.63	8/15/22	1,087
655	U.S. Treasury Note	1.63	12/15/22	671
945	U.S. Treasury Note	1.63	11/30/26	972
1,545	U.S. Treasury Note	1.63	8/15/29	1,551
1,252	U.S. Treasury Note	1.63	11/15/22	1,282
810	U.S. Treasury Note	1.63	4/30/23	834
815	U.S. Treasury Note	1.63	5/31/23	840
700	U.S. Treasury Note	1.63	8/31/22	715
1,200	U.S. Treasury Note	1.63	10/31/23	1,242
1,400	U.S. Treasury Note	1.63	2/15/26	1,448
700	U.S. Treasury Note	1.75	1/31/23	720
1,175	U.S. Treasury Note	1.75	6/30/24	1,225
1,160	U.S. Treasury Note	1.75	12/31/24	1,210
1,100	U.S. Treasury Note	1.75	12/31/26	1,138
745	U.S. Treasury Note	1.75	7/31/24	777
800	U.S. Treasury Note	1.75	5/31/22	815
1,100	U.S. Treasury Note	1.75	6/15/22	1,122
965	U.S. Treasury Note	1.75	6/30/22	985
460	U.S. Treasury Note	1.75	9/30/22	471
20	U.S. Treasury Note	1.75	7/15/22	20
1,603	U.S. Treasury Note	1.75	5/15/23	1,656
240	U.S. Treasury Note	1.75	5/15/22	244
790	U.S. Treasury Note	1.75	11/15/29	800
1,270	U.S. Treasury Note	1.88	8/31/22	1,301
1,135	U.S. Treasury Note	1.88	4/30/22	1,157
1,335	U.S. Treasury Note	1.88	7/31/22	1,366
990	U.S. Treasury Note	1.88	8/31/24	1,037
910	U.S. Treasury Note	1.88	9/30/22	934

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$600	U.S. Treasury Note	1.88	10/31/22	$616
790	U.S. Treasury Note	1.88	7/31/26	825
820	U.S. Treasury Note	1.88	5/31/22	837
1,885	U.S. Treasury Note	2.00	11/15/26	1,978
1,515	U.S. Treasury Note	2.00	2/15/25	1,595
1,538	U.S. Treasury Note	2.00	2/15/23	1,591
1,750	U.S. Treasury Note	2.00	11/30/22	1,804
1,825	U.S. Treasury Note	2.00	8/15/25	1,923
840	U.S. Treasury Note	2.00	7/31/22	861
1,360	U.S. Treasury Note	2.00	4/30/24	1,428
900	U.S. Treasury Note	2.00	10/31/22	926
1,710	U.S. Treasury Note	2.00	5/31/24	1,796
385	U.S. Treasury Note	2.13	5/15/25	407
1,950	U.S. Treasury Note	2.13	3/31/24	2,053
1,145	U.S. Treasury Note	2.13	2/29/24	1,204
1,315	U.S. Treasury Note	2.13	9/30/24	1,389
590	U.S. Treasury Note	2.13	7/31/24	623
557	U.S. Treasury Note	2.13	11/30/23	585
1,000	U.S. Treasury Note	2.13	5/15/22	1,023
445	U.S. Treasury Note	2.13	11/30/24	470
1,535	U.S. Treasury Note	2.13	12/31/22	1,588
365	U.S. Treasury Note	2.13	6/30/22	374
950	U.S. Treasury Note	2.25	12/31/23	1,001
790	U.S. Treasury Note	2.25	10/31/24	838
700	U.S. Treasury Note	2.25	4/30/24	740
795	U.S. Treasury Note	2.25	12/31/24	845
810	U.S. Treasury Note	2.25	1/31/24	854
1,675	U.S. Treasury Note	2.25	11/15/25	1,783
1,785	U.S. Treasury Note	2.25	2/15/27	1,896
1,955	U.S. Treasury Note	2.25	11/15/24	2,075
1,770	U.S. Treasury Note	2.25	8/15/27	1,876
1,775	U.S. Treasury Note	2.25	11/15/27	1,879
1,375	U.S. Treasury Note	2.38	2/29/24	1,456
1,250	U.S. Treasury Note	2.38	1/31/23	1,301
1,950	U.S. Treasury Note	2.38	5/15/29	2,072
340	U.S. Treasury Note	2.38	4/30/26	364
1,810	U.S. Treasury Note	2.38	5/15/27	1,934
1,675	U.S. Treasury Note	2.38	8/15/24	1,782
1,300	U.S. Treasury Note	2.50	1/31/24	1,380
990	U.S. Treasury Note	2.50	3/31/23	1,036
850	U.S. Treasury Note	2.50	2/28/26	915
1,370	U.S. Treasury Note	2.50	8/15/23	1,444
1,065	U.S. Treasury Note	2.50	5/15/24	1,135
1,020	U.S. Treasury Note	2.50	1/31/25	1,094
1,995	U.S. Treasury Note	2.63	2/15/29	2,158
1,055	U.S. Treasury Note	2.63	1/31/26	1,142
1,205	U.S. Treasury Note	2.63	12/31/25	1,304
1,250	U.S. Treasury Note	2.63	12/31/23	1,330
1,500	U.S. Treasury Note	2.63	6/30/23	1,582
985	U.S. Treasury Note	2.63	2/28/23	1,031
955	U.S. Treasury Note	2.63	3/31/25	1,030
980	U.S. Treasury Note	2.75	4/30/23	1,032
1,897	U.S. Treasury Note	2.75	11/15/23	2,020
1,385	U.S. Treasury Note	2.75	5/31/23	1,461
1,010	U.S. Treasury Note	2.75	8/31/25	1,097
1,050	U.S. Treasury Note	2.75	7/31/23	1,112
745	U.S. Treasury Note	2.75	8/31/23	790
2,120	U.S. Treasury Note	2.75	2/15/28	2,312
1,620	U.S. Treasury Note	2.75	2/15/24	1,732
1,500	U.S. Treasury Note	2.88	9/30/23	1,598
505	U.S. Treasury Note	2.88	5/31/25	550
1,000	U.S. Treasury Note	2.88	7/31/25	1,091
800	U.S. Treasury Note	2.88	11/30/25	875
1,230	U.S. Treasury Note	2.88	8/15/28	1,353
2,340	U.S. Treasury Note	2.88	5/15/28	2,571
750	U.S. Treasury Note	2.88	11/30/23	802
1,105	U.S. Treasury Note	2.88	10/31/23	1,179
880	U.S. Treasury Note	3.00	10/31/25	967

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$995	U.S. Treasury Note	3.00		9/30/25	$1,092
1,380	U.S. Treasury Note	3.13		11/15/28	1,543
400	U.S. Treasury Note	5.50		8/15/28	514
	Total U.S. Treasury Obligations				228,350

	Yankee Dollar — 0.05%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	130
	Total Yankee Dollar				130

Shares
	Investment Company — 3.56%
8,586,515	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		8,587
	Total Investment Company				8,587

	Total Investments (cost $238,356) — 102.41%				247,166
	Liabilities in excess of other assets — (2.41)%				(5,810)
	Net Assets — 100.00%				$241,356

(a)	Annualized 7-day yield as of period-end.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The U.S. Government Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	4.18%	—	4.18%
U.S. Treasury Obligations	94.62%	—	94.62%
Yankee Dollar	0.05%	—	0.05%
Investment Company	—	3.56%	3.56%
Other Assets (Liabilities)	-2.41%	0.00%	-2.41%
Total Net Assets	96.44%	3.56%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

Amounts designated as 0.00% round to less than 0.005%.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Shares	Security Description	Rate %		Value (000)

	Investment Company — 102.73%
191,384,438	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)	$191,384
	Total Investment Company			191,384

	Total Investments (cost $191,384) — 102.73%			191,384
	Liabilities in excess of other assets — (2.73)%			(5,084)
	Net Assets — 100.00%			$186,300

(a)	Annualized 7-day yield as of period-end.

As of March 31, 2021, 100% of the Portfolio's net assets were managed by HC Capital Solutions.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds — 79.77%
$370	AbbVie, Inc. (Biotechnology), Callable 8/14/28 @ 100.00	4.25		11/14/28	$421
1,954	AbbVie, Inc. (Biotechnology)	4.40		11/6/42	2,282
530	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70		12/1/47	557
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15		8/15/44	173
1,530	Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00	3.15		2/21/40	1,518
3,735	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50		12/5/26	4,090
550	Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90		2/1/46	654
2,920	Anheuser-Busch InBev Worldwide, Inc. (Beverages), Callable 12/1/39 @ 100.00	4.35		6/1/40	3,291
1,980	Anthem, Inc. (Health Care Providers & Services), Callable 12/1/27 @ 100.00	4.10		3/1/28	2,205
790	Anthem, Inc. (Health Care Providers & Services)	4.63		5/15/42	933
1,390	Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @ 100.00	4.65		2/23/46	1,728
2,970	AT&T, Inc. (Diversified Telecommunication Services), Callable 12/1/26 @ 100.00	4.25		3/1/27	3,338
740	AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00	4.55		3/9/49	813
2,046	AT&T, Inc. (Diversified Telecommunication Services)	5.35		9/1/40	2,493
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55		8/15/41	726
255	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13		10/15/44	282
405	Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00	4.15		1/15/43	446
3,951	Bank of America Corp. (Banks), Callable 12/20/27 @ 100.00	3.42 (US0003M + 104 bps)	(a)	12/20/28	4,234
550	Bank of America Corp., MTN (Banks), Callable 4/23/26 @ 100.00	3.56 (US0003M + 106 bps)	(a)	4/23/27	597
735	Bank of America Corp., MTN (Banks), Callable 1/20/27 @ 100.00	3.82 (US0003M + 158 bps)	(a)	1/20/28	806
4,500	Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00	3.97		2/7/30	4,966
1,665	Berkshire Hathaway, Inc. (Multi-Utilities), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,937
580	BP Capital Markets America, Inc. (Diversified Financial Services), Callable 1/6/30 @ 100.00	3.63		4/6/30	632
505	Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00	4.25		10/26/49	601
823	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.80		11/15/26	1,051
2,235	Brown & Brown, Inc. (Insurance), Callable 12/15/28 @ 100.00	4.50		3/15/29	2,508
1,885	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25		8/15/26	2,001
500	Capital One Bank USA NA (Banks), Callable 1/28/25 @ 100.00	2.28 (SOFR + 91 bps)	(a)	1/28/26	512
900	Capital One Financial Corp. (Consumer Finance), Callable 1/5/25 @ 100.00	3.20		2/5/25	959
2,022	Capital One Financial Corp. (Consumer Finance), Callable 3/31/25 @ 100.00	4.25		4/30/25	2,232
310	Caterpillar, Inc. (Machinery), Callable 1/9/30 @ 100.00	2.60		4/9/30	317
310	Cisco Systems, Inc. (Communications Equipment)	5.50		1/15/40	417
5,835	Citigroup, Inc. (Banks), Callable 7/21/26 @ 100.00	3.20		10/21/26	6,262
1,310	Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00	4.41		3/31/31	1,483
295	Comcast Corp. (Media)	4.65		7/15/42	356
2,185	Comcast Corp. (Media)	4.75		3/1/44	2,688
1,845	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50		2/1/39	2,623
175	Consolidated Edison Company of New York, Inc., Series 2008-B (Multi-Utilities)	6.75		4/1/38	248
1,385	Constellation Brands, Inc. (Beverages), Callable 5/1/29 @ 100.00	3.15		8/1/29	1,450
765	Constellation Brands, Inc. (Beverages)	4.75		12/1/25	878
1,870	CSX Corp. (Road & Rail)	6.22		4/30/40	2,593
1,047	CVS Health Corp. (Health Care Providers & Services), Callable 12/25/27 @ 100.00	4.30		3/25/28	1,185
2,415	CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00	4.78		3/25/38	2,848
1,565	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60		7/15/41	1,806
315	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85		12/15/25	367
500	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 4/15/28 @ 100.00	4.45		7/15/28	566
930	Dominion Energy Gas Holding LLC, Series B (Multi-Utilities), Callable 8/15/29 @ 100.00	3.00		11/15/29	964
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60		12/15/24	1,995
1,000	Duke Energy Corp. (Electric Utilities), Callable 6/15/21 @ 100.00	3.55		9/15/21	1,006
685	E.I. du Pont de Nemours and Co. (Chemicals), Callable 4/15/30 @ 100.00	2.30		7/15/30	678

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$569	Eaton Corp. (Electrical Equipment), Callable 6/15/27 @ 100.00	3.10		9/15/27	$612
800	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/28 @ 100.00	4.95		6/15/28	892
920	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/25 @ 100.00	3.70		2/15/26	1,009
1,777	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85		3/15/44	2,038
2,165	FedEx Corp., Series 2020-1, AA (Air Freight & Logistics)	1.88		8/20/35	2,084
1,275	Fiserv, Inc. (IT Services), Callable 4/1/29 @ 100.00	3.50		7/1/29	1,375
225	Fiserv, Inc. (IT Services), Callable 1/1/49 @ 100.00	4.40		7/1/49	260
2,069	General Electric Co. (Industrial Conglomerates), Callable 3/1/27 @ 100.00	3.45		5/1/27	2,249
1,345	General Electric Co. (Industrial Conglomerates), Callable 2/1/30 @ 100.00	3.63		5/1/30	1,446
3,495	General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00	6.13		10/1/25	4,108
1,155	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50		2/1/45	1,350
3,515	Healthcare Trust of America Holdings LP (Equity Real Estate Investment Trusts), Callable 5/1/26 @ 100.00	3.50		8/1/26	3,835
712	Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @ 100.00	3.73		12/8/47	762
560	International Business Machines Corp. (IT Services)	4.00		6/20/42	623
795	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00		11/15/41	1,076
225	JPMorgan Chase & Co. (Banks), Callable 10/15/29 @ 100.00	2.74 (SOFR + 151 bps)	(a)	10/15/30	228
310	JPMorgan Chase & Co. (Banks), Callable 5/1/27 @ 100.00	3.54 (US0003M + 138 bps)	(a)	5/1/28	336
1,658	JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00	3.70 (US0003M + 116 bps)	(a)	5/6/30	1,803
5,705	JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00	4.01		4/23/29	6,352
208	JPMorgan Chase & Co. (Banks)	8.00		4/29/27	281
2,110	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00	5.55		6/1/45	2,518
190	Lincoln National Corp. (Insurance), Callable 9/15/26 @ 100.00	3.63		12/12/26	209
1,365	Lincoln National Corp. (Insurance)	7.00		6/15/40	1,972
40	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/44 @ 100.00	3.80		3/1/45	44
655	Lockheed Martin Corp. (Aerospace & Defense)	4.07		12/15/42	754
655	LYB International Finance III LLC (Chemicals), Callable 2/1/30 @ 100.00	3.38		5/1/30	694
789	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	859
1,165	Martin Marietta Materials, Inc. (Construction Materials), Callable 9/15/27 @ 100.00	3.50		12/15/27	1,275
1,225	Microsoft Corp. (Software), Callable 9/17/61 @ 100.00	3.04		3/17/62	1,199
960	Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00	3.63		5/15/30	1,026
1,020	Morgan Stanley (Capital Markets)	3.88		1/27/26	1,135
3,145	Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00	4.43 (US0003M + 163 bps)	(a)	1/23/30	3,603
1,035	NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 4/1/25 @ 100.00	2.75		5/1/25	1,091
1,075	Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00	4.03		10/15/47	1,194
1,246	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	1,596
2,420	Oklahoma Gas and Electric Co. (Electric Utilities), Callable 2/15/28 @ 100.00	3.80		8/15/28	2,658
1,000	Oracle Corp. (Software), Callable 8/15/21 @ 100.00	1.90		9/15/21	1,006
1,535	Oracle Corp. (Software)	5.38		7/15/40	1,877
1,080	Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00	4.10		9/15/38	1,237
1,435	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	1,636
1,420	Principal Financial Group, Inc. (Insurance), Callable 2/15/29 @ 100.00	3.70		5/15/29	1,553
2,534	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	3,300
495	Prudential Financial, Inc. (Insurance)	4.60		5/15/44	590
152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	218
265	Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	284
1,731	RELX Capital, Inc. (Professional Services), Callable 2/22/30 @ 100.00	3.00		5/22/30	1,793
1,244	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00 ^	3.50		3/15/27	1,359
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	2,162
864	Roper Technologies, Inc. (Industrial Conglomerates), Callable 6/15/28 @ 100.00	4.20		9/15/28	969

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$330	Southern Company Gas Capital Corp. (Electric Utilities), Callable 3/15/26 @ 100.00	3.25		6/15/26	$356
920	Southern Company Gas Capital Corp. (Electric Utilities), Callable 11/30/46 @ 100.00	4.40		5/30/47	1,018
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	730
451	Southwest Airlines Co., Series 2017-1 (Airlines)	6.15		2/1/24	463
3,371	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	3,497
1,625	Sunoco Logistics Partners Operations LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,655
1,850	TCI Communications, Inc. (Media)	7.88		2/15/26	2,392
1,200	The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00	3.69 (US0003M + 151 bps)	(a)	6/5/28	1,310
2,234	The Goldman Sachs Group, Inc. (Capital Markets), Callable 1/26/26 @ 100.00	3.85		1/26/27	2,449
130	The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00	4.50		12/6/48	158
1,210	The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00	5.40		9/15/40	1,579
1,065	The Interpublic Group of Companies, Inc. (Media)	4.20		4/15/24	1,167
1,277	The Interpublic Group of Companies, Inc. (Media), Callable 12/30/29 @ 100.00	4.75		3/30/30	1,476
296	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	415
1,145	The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00	4.75		9/15/44	1,395
556	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 12/25/29 @ 100.00	4.50		3/25/30	647
560	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.38		4/1/30	606
430	Travelers Companies, Inc. (Insurance)	5.35		11/1/40	569
140	United Parcel Service, Inc. (Air Freight & Logistics), Callable 9/15/48 @ 100.00	4.25		3/15/49	164
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	787
810	UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @ 100.00	4.63		11/15/41	978
375	UnitedHealth Group, Inc. (Health Care Providers & Services)	4.75		7/15/45	470
1,190	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,537
1,300	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	1,399
2,625	Verizon Communications, Inc. (Diversified Telecommunication Services)	4.33		9/21/28	3,000
1,707	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	2,128
625	Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @ 100.00	3.80		9/15/47	676
820	Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	976
730	Walmart, Inc. (Food & Staples Retailing)	5.63		4/1/40	1,007
1,620	Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00	2.88 (US0003M + 117 bps)	(a)	10/30/30	1,669
3,679	Wells Fargo & Co. (Banks)	3.00		4/22/26	3,924
775	Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00	3.58 (US0003M + 131 bps)	(a)	5/22/28	845
680	Wells Fargo & Co., MTN (Banks), Callable 10/24/28 @ 100.00	4.15		1/24/29	764
340	WestRock MWV LLC (Containers & Packaging)	8.20		1/15/30	465
3,045	WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00	4.65		3/15/26	3,450
1,146	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,579
	Total Corporate Bonds				199,946

	Yankee Dollars — 11.55%
850	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	1,128
1,422	Aptiv PLC (Auto Components), Callable 10/15/25 @ 100.00	4.25		1/15/26	1,599
645	BHP Billiton Finance USA Ltd. (Metals & Mining)	5.00		9/30/43	833
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.63		12/15/30	1,918
880	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25 @ 100.00	2.05		7/15/25	889
2,504	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	2,712
845	Canadian Pacific Railway Co. (Road & Rail), Callable 12/5/29 @ 100.00	2.05		3/5/30	815
400	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/25 @ 100.00	3.70		2/1/26	438
1,000	Coca-Cola European Partners PLC (Beverages), Callable 6/1/21 @ 100.00	4.50		9/1/21	1,006

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,106	Deutsche Telekom International Finance BV (Diversified Telecommunication Services)	8.75	(b)	6/15/30	$1,631
1,010	Diageo Capital PLC (Diversified Financial Services)	5.88		9/30/36	1,368
506	Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00	3.70		7/15/27	550
1,210	Equinor ASA (Oil, Gas & Consumable Fuels), Callable 1/6/30 @ 100.00	3.13		4/6/30	1,278
825	Equinor ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,038
1,430	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	1,652
1,655	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	2,388
525	LYB International Finance II BV (Chemicals), Callable 12/2/26 @ 100.00	3.50		3/2/27	568
882	Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00	2.95		5/13/30	909
1,143	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,762
893	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.13		5/11/35	1,011
645	Shell International Finance BV (Diversified Financial Services)	4.55		8/12/43	759
850	Telefonica Emisiones SA (Diversified Telecommunication Services)	4.67		3/6/38	956
740	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	962
586	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	775
	Total Yankee Dollars				28,945

	Loan Participations and Assignments — 3.67%
9,194	Centric Commercial Funding, LP(c)	6.50 (US00001M with 1.00% floor + 550.00 bps)		10/9/22	9,207
	Total Loan Participations and Assignments				9,207

Shares
	Investment Companies — 6.48%
5,588	Federated Treasury Obligations Fund, Institutional Shares^^	0.01	(d)		6
5,451,692	State Street Institutional Treasury Money Market Fund, Premier Class	0.01	(d)		5,451
10,794,210	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(d)		10,794
	Total Investment Companies				16,251

	Total Investments (cost $246,059) — 101.47%				254,349
	Liabilities in excess of other assets — (1.47)%				(3,682)
	Net Assets — 100.00%				$250,667

^	All or part of this security was on loan as of March 31, 2021. The total value of securities on loan as of March 31, 2021, was $5 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2021.
(a)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2021.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate disclosed is the rate in effect on March 31, 2021.
(c)	The original loan commitment represents $16,000,000. The unfunded commitment represents $6,806,322 as of March 31, 2021. Security was valued using significant unobservable inputs as of March 31, 2021.
(d)	Annualized 7-day yield as of period-end.

bps—Basis Points
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
US0003M—3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	79.77%	—	79.77%
Yankee Dollars	11.55%	—	11.55%
Loan Participations and Assignments	—	3.67%	3.67%
Investment Companies	2.17%	4.31%	6.48%
Other Assets (Liabilities)	-1.23%	-0.24%	-1.47%
Total Net Assets	92.26%	7.74%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.57%
$200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class - A3	2.43		1/15/25	$204
100	CarMax Auto Owner Trust, Series 2020-1 A3, Class - A3, Callable 5/15/23 @ 100.00	1.89		12/16/24	102
125	Chase Issuance Trust, Series 2020-A1, Class - A1	1.53		1/15/25	128
90	Ford Credit Floorplan Master Owner Trust, Series 2019-A1, Class - A1	2.23		9/15/24	92
500	Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class - A3, Callable 6/15/23 @ 100.00	0.55		2/18/25	502
132	Toyota Auto Receivables Owner Trust, Series 2020-D, Class - A3, Callable 8/15/23 @ 100.00	0.35		1/15/25	132
	Total Asset Backed Securities				1,160

	Collateralized Mortgage Obligations — 7.67%
150	Bank, Series 2020-BNK26, Class - A4, Callable 2/15/30 @ 100.00	2.40		3/15/63	151
100	Bank, Series 2019-BN21, Class - A5, Callable 9/15/29 @ 100.00	2.85		10/15/52	104
100	Bank, Series 2019-BNK19, Class - A3, Callable 7/15/29 @ 100.00	3.18		8/15/61	107
250	Bank, Series 2017-BNK9, Class - ASB, Callable 8/15/27 @ 100.00	3.47		11/15/54	273
300	Bank, Series 2018-BN10, Class - A5, Callable 1/15/28 @ 100.00	3.69		2/15/61	331
100	Bank, Series 2019-BN17, Class - A4	3.71		4/15/52	110
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class - ASB	3.37		2/15/50	108
60	BBCMS Mortgage Trust, Series 2020-C7, Class - AS	2.44		4/15/53	59
100	Benchmark Mortgage Trust, Series 2020-IG1, Class - AS	2.91	(a)	9/15/43	101
250	Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 1/15/29 @ 100.00	4.02		3/15/52	281
200	Benchmark Mortgage Trust, Series 2018-B6, Class - A4	4.26		10/10/51	228
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A4	2.88		2/10/48	240
100	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable 2/15/30 @ 100.00	2.92		2/15/53	102
150	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4	3.10		12/15/72	159
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class - A5	3.14		2/10/48	195
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable 1/10/26 @ 100.00	3.31		4/10/49	108
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable 1/10/26 @ 100.00	3.62		2/10/49	109
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class - A4, Callable 7/10/24 @ 100.00	3.62		7/10/47	246
183	Commercial Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/25 @ 100.00	3.18		2/10/48	196
80	Commercial Mortgage Trust, Series 2015-DC1, Class - A5	3.35		2/10/48	86
256	Commercial Mortgage Trust, Series 2013-CR8, Class - A5	3.61	(a)	6/10/46	271
100	Commercial Mortgage Trust, Series 2014-UBS4, Class - AM, Callable 7/10/24 @ 100.00	3.97		8/10/47	107
100	Commercial Mortgage Trust, Series 2013-CR11, Class - B	5.11	(a)	8/10/50	107
194	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class - ASB, Callable 7/15/25 @ 100.00	3.31		11/15/49	206
500	CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class - A2	3.82		4/15/51	523
200	Fannie Mae-ACES, Series 2020-M8, Class - A2	1.82		2/25/30	198
108	Fannie Mae-ACES, Series 2016-M6, Class - A1	2.14		5/25/26	111
4	Fannie Mae-ACES, Series 2013-M14, Class - APT	2.55	(a)	4/25/23	4
24	Fannie Mae-ACES, Series 2017-M8, Class - A1	2.65		5/25/27	25
258	Fannie Mae-ACES, Series 2015-M3, Class - A2	2.72		10/25/24	274
200	Fannie Mae-ACES, Series 2017-M7, Class - A2	2.96	(a)	2/25/27	216
100	Fannie Mae-ACES, Series 2017-M11, Class - A2	2.98		8/25/29	108
293	Fannie Mae-ACES, Series 2017-M12, Class - A2	3.08	(a)	6/25/27	319
206	Fannie Mae-ACES, Series 2014-M9, Class - A2	3.10	(a)	7/25/24	220
200	Fannie Mae-ACES, Series 2017 M15, Class - ATS2	3.14	(a)	11/25/27	217
250	Fannie Mae-ACES, Series 2018-M14, Class - A2	3.58	(a)	8/25/28	283
200	Fannie Mae-ACES, Series 2019-M2, Class - A2	3.63	(a)	11/25/28	227
300	Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class - A2, Callable 8/25/30 @ 100.00	1.41		8/25/30	289
400	Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class - A2, Callable 8/25/28 @ 100.00	3.90	(a)	8/25/28	460
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K1516, Class - A2	1.72		5/25/35	279
99	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class - A1, Callable 10/25/29 @ 100.00	1.78		5/25/29	101

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$49	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K099, Class - A1, Callable 6/25/29 @ 100.00	2.26		6/25/29	$51
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class - A2, Callable 8/25/22 @ 100.00	2.31		8/25/22	47
83	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class - A1, Callable 6/25/26 @ 100.00	2.34		7/25/26	87
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class - A2, Callable 1/25/23 @ 100.00	2.64		1/25/23	189
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class - A2, Callable 3/25/26 @ 100.00	2.67		3/25/26	375
162	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K726, Class - A2, Callable 4/25/24 @ 100.00	2.91		7/25/49	172
28	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A1	3.02		2/25/23	29
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class - A2, Callable 12/25/24 @ 100.00	3.06		12/25/24	394
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K092, Class - A2, Callable 4/25/29 @ 100.00	3.30		4/25/29	111
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class - A2	3.31	(a)	5/25/23	193
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class - A2, Callable 2/25/23 @ 100.00	3.32	(a)	2/25/23	192
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class - A2, Callable 5/25/25 @ 100.00	3.33	(a)	5/25/25	109
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K091, Class - A2, Callable 3/25/29 @ 100.00	3.51		3/25/29	281
250	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K087, Class - A2, Callable 12/25/28 @ 100.00	3.77		12/25/28	286
500	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K077, Class - A2, Callable 5/25/28 @ 100.00	3.85		5/25/28	571
230	GS Mortgage Securities Trust, Series 2016-GS2, Class - A3	2.79		5/10/49	241
200	GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @ 100.00	3.00		9/1/52	211
100	GS Mortgage Securities Trust, Series 2020-GC45, Class - AS	3.17	(a)	2/13/53	105
250	GS Mortgage Securities Trust, Series 2017-GS5, Class - A4	3.67		3/10/50	275
100	GS Mortgage Securities Trust, Series 2018-GS10, Class - A5	4.15	(a)	7/10/51	113
274	GS Mortgage Securities Trust, Series 2013-GC14, Class - A5, Callable 8/10/23 @ 100.00	4.24		8/10/46	294
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class - A5	3.64		11/15/47	148
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class - A4, Callable 8/15/24 @ 100.00	3.80		9/15/47	198
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class - A5, Callable 9/15/23 @ 100.00	4.13		11/15/45	197
80	Morgan Stanley BAML Trust, Series 2015-C21, Class - ASB	3.15		3/15/48	84
183	Morgan Stanley BAML Trust, Series 2015-C20, Class - A4	3.25		2/15/48	196
200	Morgan Stanley BAML Trust, Series 2014-C19, Class - A4	3.53		12/15/47	216
200	Morgan Stanley BAML Trust, Series 2017-C33, Class - A5	3.60		5/15/50	219
100	Morgan Stanley BAML Trust, Series 2014-C17, Class - A5, Callable 7/15/24 @ 100.00	3.74		8/15/47	108
100	Morgan Stanley BAML Trust, Series 2014-C15, Class - A4, Callable 2/15/24 @ 100.00	4.05		4/15/47	108
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4	3.26		6/15/50	214
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class - A4, Callable 1/15/26 @ 100.00	3.59		3/15/49	198
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable 6/10/26 @ 100.00	3.06		10/10/48	105
122	Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable 10/15/29 @ 100.00	3.04		10/15/52	129
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4	3.10		6/15/49	524
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class - A4, Callable 7/15/25 @ 100.00	3.66		9/15/58	200
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable 12/15/25 @ 100.00	3.81		12/15/48	137
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class - A5	3.82		8/15/50	182
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class - C, Callable 2/15/25 @ 100.00	4.07		2/15/48	137

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
100	Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4	4.44	9/15/61	$115
	Total Collateralized Mortgage Obligations			15,580

	U.S. Government Agency Mortgages — 93.99%
470	Fannie Mae, Pool #MA4236	1.50	1/1/51	454
387	Fannie Mae, Pool #BQ5781	1.50	11/1/35	390
466	Fannie Mae, Pool #CA7696	1.50	11/1/50	451
464	Fannie Mae, Pool #BQ3141	1.50	10/1/35	467
450	Fannie Mae, Pool #MA4304	1.50	4/1/51	435
100	Fannie Mae, Pool #MA4286	1.50	2/1/41	98
223	Fannie Mae, Pool #MA4266	1.50	1/1/41	219
45	Fannie Mae, Pool #MA4093	2.00	8/1/40	46
495	Fannie Mae, Pool #CA8687	2.00	1/1/51	494
67	Fannie Mae, Pool #MA2906	2.00	2/1/32	68
445	Fannie Mae, Pool #MA4237	2.00	1/1/51	445
30	Fannie Mae, Pool #AS0001	2.00	7/1/28	31
157	Fannie Mae, Pool #AS1058	2.00	11/1/28	161
243	Fannie Mae, Pool #MA4176	2.00	10/1/40	246
378	Fannie Mae, Pool #SB8061	2.00	9/1/35	388
190	Fannie Mae, Pool #BP6626	2.00	8/1/50	190
365	Fannie Mae, Pool #FM4039	2.00	10/1/35	375
450	Fannie Mae, Pool #MA4303	2.00	4/1/36	462
437	Fannie Mae, Pool #CA7225	2.00	10/1/50	437
448	Fannie Mae, Pool #CA8850	2.00	2/1/51	447
550	Fannie Mae, Pool #MA4128	2.00	9/1/40	556
17	Fannie Mae, Pool #BJ4362	2.00	11/1/32	18
64	Fannie Mae, Pool #MA4071	2.00	7/1/40	65
491	Fannie Mae, Pool #FM3755	2.00	9/1/35	504
187	Fannie Mae, Pool #MA4155	2.00	10/1/35	192
450	Fannie Mae, Pool #MA4305	2.00	4/1/51	450
447	Fannie Mae, Pool #MA4255	2.00	2/1/51	447
427	Fannie Mae, Pool #BP9370	2.00	7/1/50	427
440	Fannie Mae, Pool #BQ3004	2.00	10/1/50	440
450	Fannie Mae, Pool #BQ7777	2.00	3/1/36	462
445	Fannie Mae, Pool #BQ8341	2.00	12/1/50	444
27	Fannie Mae, Pool #AY4232	2.00	5/1/30	28
470	Fannie Mae, Pool #FM5308	2.00	12/1/50	470
295	Fannie Mae, Pool #FM5044	2.00	12/1/50	295
15	Fannie Mae, Pool #CA0052	2.00	7/1/32	15
448	Fannie Mae, Pool #BQ9685	2.00	1/1/51	448
450	Fannie Mae, Pool #FM6555	2.00	4/1/51	450
636	Fannie Mae, Pool #FM4788	2.00	11/1/50	636
638	Fannie Mae, Pool #BQ5112	2.00	11/1/50	637
449	Fannie Mae, Pool #MA4182	2.00	11/1/50	448
492	Fannie Mae, Pool #CA8110	2.00	12/1/50	491
543	Fannie Mae, Pool #CA8252	2.00	12/1/45	543
172	Fannie Mae, Pool #FM5453	2.00	1/1/41	175
351	Fannie Mae, Pool #FM3027	2.50	12/1/46	363
362	Fannie Mae, Pool #BP5878	2.50	6/1/50	372
67	Fannie Mae, Pool #AS8246	2.50	11/1/31	70
51	Fannie Mae, Pool #MA4016	2.50	5/1/40	52
103	Fannie Mae, Pool #MA3955	2.50	3/1/35	107
125	Fannie Mae, Pool #FM3296	2.50	5/1/35	130
464	Fannie Mae, Pool #BQ5110	2.50	11/1/50	477
362	Fannie Mae, Pool #BK2588	2.50	5/1/50	372
121	Fannie Mae, Pool #MA4053	2.50	6/1/35	126
180	Fannie Mae, Pool #MA1277	2.50	12/1/27	187
47	Fannie Mae, Pool #MA3282	2.50	2/1/33	49
15	Fannie Mae, Pool #MA1511	2.50	7/1/33	15
331	Fannie Mae, Pool #MA3246	2.50	1/1/33	346
90	Fannie Mae, Pool #AU6387	2.50	11/1/28	93
64	Fannie Mae, Pool #AU5334	2.50	11/1/28	66
161	Fannie Mae, Pool #AP4742	2.50	8/1/27	167
49	Fannie Mae, Pool #BJ3944	2.50	1/1/33	51
172	Fannie Mae, Pool #AO3019	2.50	5/1/27	179
396	Fannie Mae, Pool #MA4256	2.50	2/1/51	407
350	Fannie Mae, Pool #MA4210	2.50	12/1/50	359

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$14	Fannie Mae, Pool #MA2854	2.50	12/1/46	$15
46	Fannie Mae, Pool #AT2717	2.50	5/1/43	47
370	Fannie Mae, Pool #FM4231	2.50	9/1/50	380
97	Fannie Mae, Pool #AS8892	2.50	2/1/32	101
13	Fannie Mae, Pool #MA2888	2.50	1/1/47	13
181	Fannie Mae, Pool #MA3154	2.50	10/1/32	189
27	Fannie Mae, Pool #AS0513	2.50	8/1/43	28
109	Fannie Mae, Pool #BC9041	2.50	11/1/31	114
41	Fannie Mae, Pool #AS4660	2.50	3/1/30	43
9	Fannie Mae, Pool #MA2789	2.50	10/1/36	9
118	Fannie Mae, Pool #BE3032	2.50	1/1/32	124
35	Fannie Mae, Pool #MA2868	2.50	1/1/32	36
45	Fannie Mae, Pool #BJ3742	2.50	12/1/32	47
199	Fannie Mae, Pool #MA3765	2.50	9/1/49	205
51	Fannie Mae, Pool #AZ6458	2.50	7/1/30	53
376	Fannie Mae, Pool #MA4159	2.50	10/1/50	386
216	Fannie Mae, Pool #BQ0329	2.50	7/1/50	222
482	Fannie Mae, Pool #FM3878	2.50	7/1/50	496
21	Fannie Mae, Pool #MA3788	2.50	9/1/39	21
46	Fannie Mae, Pool #MA3737	2.50	8/1/34	48
286	Fannie Mae, Pool #MA2730	2.50	8/1/46	296
23	Fannie Mae, Pool #MA3830	2.50	11/1/39	24
109	Fannie Mae, Pool #MA3764	2.50	9/1/34	113
289	Fannie Mae, Pool #MA4183	2.50	11/1/50	296
134	Fannie Mae, Pool #MA3965	2.50	3/1/40	138
62	Fannie Mae, Pool #MA3217	2.50	12/1/32	65
262	Fannie Mae, Pool #MA3902	2.50	12/1/49	269
469	Fannie Mae, Pool #CA8131	2.50	12/1/50	482
197	Fannie Mae, Pool #MA1210	2.50	10/1/27	205
100	Fannie Mae, Pool #MA3896	2.50	1/1/35	104
51	Fannie Mae, Pool #MA3801	2.50	10/1/49	52
112	Fannie Mae, Pool #AB7391	2.50	12/1/42	115
115	Fannie Mae, Pool #AU2619	2.50	8/1/28	120
30	Fannie Mae, Pool #MA1270	2.50	11/1/32	31
23	Fannie Mae, Pool #ZT2094	2.50	6/1/34	24
201	Fannie Mae, Pool #MA3827	2.50	11/1/34	209
431	Fannie Mae, Pool #CA6075	2.50	6/1/50	443
335	Fannie Mae, Pool #MA4075	2.50	7/1/35	349
118	Fannie Mae, Pool #AS4946	2.50	5/1/30	123
462	Fannie Mae, Pool #FM3494	2.50	4/1/48	478
408	Fannie Mae, Pool #MA4078	2.50	7/1/50	419
423	Fannie Mae, Pool #CA6074	2.50	6/1/50	436
432	Fannie Mae, Pool #CA6304	2.50	7/1/50	444
11	Fannie Mae, Pool #AS8172	2.50	10/1/36	11
448	Fannie Mae, Pool #FM4309	2.50	9/1/50	460
489	Fannie Mae, Pool #FM4638	2.50	10/1/50	509
23	Fannie Mae, Pool #AS8437	2.50	12/1/36	24
216	Fannie Mae, Pool #MA4099	2.50	8/1/35	225
405	Fannie Mae, Pool #MA4096	2.50	8/1/50	416
269	Fannie Mae, Pool #MA3990	2.50	4/1/50	276
207	Fannie Mae, Pool #CA5729	3.00	5/1/50	217
99	Fannie Mae, Pool #MA3179	3.00	11/1/47	103
44	Fannie Mae, Pool #AS8438	3.00	12/1/36	47
9	Fannie Mae, Pool #MA3100	3.00	8/1/37	10
88	Fannie Mae, Pool #CA3754	3.00	6/1/34	93
28	Fannie Mae, Pool #MA3185	3.00	11/1/37	30
77	Fannie Mae, Pool #MA3991	3.00	4/1/50	81
45	Fannie Mae, Pool #MA3247	3.00	1/1/33	48
52	Fannie Mae, Pool #AS2312	3.00	5/1/29	55
41	Fannie Mae, Pool #AS3117	3.00	8/1/29	44
51	Fannie Mae, Pool #AQ3223	3.00	11/1/27	54
74	Fannie Mae, Pool #AW7383	3.00	8/1/29	78
193	Fannie Mae, Pool #AS8414	3.00	11/1/46	203
37	Fannie Mae, Pool #CA4860	3.00	12/1/49	40
72	Fannie Mae, Pool #AZ0538	3.00	9/1/30	77
520	Fannie Mae, Pool #AB7099	3.00	11/1/42	551
170	Fannie Mae, Pool #MA3082	3.00	7/1/47	178
28	Fannie Mae, Pool #AT1575	3.00	5/1/43	30

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$29	Fannie Mae, Pool #BE9547	3.00	4/1/47	$30
24	Fannie Mae, Pool #MA2087	3.00	11/1/34	25
93	Fannie Mae, Pool #AS1527	3.00	1/1/29	99
54	Fannie Mae, Pool #AL9996	3.00	4/1/32	57
27	Fannie Mae, Pool #MA2961	3.00	4/1/37	29
84	Fannie Mae, Pool #MA1401	3.00	4/1/33	90
42	Fannie Mae, Pool #MA1338	3.00	2/1/33	45
136	Fannie Mae, Pool #AU3735	3.00	8/1/43	144
47	Fannie Mae, Pool #MA3958	3.00	3/1/40	49
84	Fannie Mae, Pool #MA1527	3.00	8/1/33	89
40	Fannie Mae, Pool #MA3897	3.00	1/1/35	43
22	Fannie Mae, Pool #MA3218	3.00	12/1/32	23
74	Fannie Mae, Pool #AS8186	3.00	10/1/46	78
30	Fannie Mae, Pool #BC4276	3.00	4/1/46	32
212	Fannie Mae, Pool #MA2956	3.00	4/1/47	222
47	Fannie Mae, Pool #MA3304	3.00	3/1/48	49
347	Fannie Mae, Pool #QB1382	3.00	7/1/50	361
73	Fannie Mae, Pool #FM4317	3.00	9/1/50	76
56	Fannie Mae, Pool #MA3060	3.00	7/1/32	60
58	Fannie Mae, Pool #AL8861	3.00	7/1/31	61
56	Fannie Mae, Pool #MA3631	3.00	4/1/34	59
40	Fannie Mae, Pool #MA3237	3.00	1/1/48	41
15	Fannie Mae, Pool #MA2065	3.00	10/1/34	16
123	Fannie Mae, Pool #AS4333	3.00	1/1/45	129
26	Fannie Mae, Pool #AS4334	3.00	1/1/45	27
21	Fannie Mae, Pool #MA1058	3.00	5/1/32	23
33	Fannie Mae, Pool #MA2832	3.00	12/1/36	35
32	Fannie Mae, Pool #MA2579	3.00	4/1/36	34
72	Fannie Mae, Pool #MA3127	3.00	9/1/37	76
10	Fannie Mae, Pool #BA0826	3.00	10/1/30	10
134	Fannie Mae, Pool #MA2833	3.00	12/1/46	141
129	Fannie Mae, Pool #FM1134	3.00	4/1/48	136
76	Fannie Mae, Pool #CA3788	3.00	7/1/49	79
247	Fannie Mae, Pool #BP6466	3.00	7/1/50	258
249	Fannie Mae, Pool #MA3905	3.00	1/1/50	259
372	Fannie Mae, Pool #FM3395	3.00	6/1/50	388
514	Fannie Mae, Pool #AQ7920	3.00	12/1/42	544
63	Fannie Mae, Pool #MA2425	3.00	10/1/30	67
143	Fannie Mae, Pool #BD4225	3.00	11/1/46	150
103	Fannie Mae, Pool #BD5545	3.00	10/1/46	108
33	Fannie Mae, Pool #BE3861	3.00	1/1/47	35
23	Fannie Mae, Pool #AR7426	3.00	7/1/43	24
155	Fannie Mae, Pool #MA3960	3.00	3/1/50	162
316	Fannie Mae, Pool #MA4020	3.00	5/1/50	331
32	Fannie Mae, Pool #BM1370	3.00	4/1/37	34
341	Fannie Mae, Pool #CA5519	3.00	4/1/50	356
215	Fannie Mae, Pool #MA2737	3.00	9/1/46	225
150	Fannie Mae, Pool #MA3106	3.00	8/1/47	157
52	Fannie Mae, Pool #MA3339	3.00	4/1/33	55
310	Fannie Mae, Pool #CA5668	3.00	5/1/50	326
153	Fannie Mae, Pool #AK3302	3.00	3/1/27	162
199	Fannie Mae, Pool #AT0682	3.00	4/1/43	210
86	Fannie Mae, Pool #MA3147	3.00	10/1/47	90
60	Fannie Mae, Pool #MA3934	3.00	2/1/40	62
19	Fannie Mae, Pool #MA3078	3.00	7/1/37	20
163	Fannie Mae, Pool #AS0196	3.00	8/1/28	174
27	Fannie Mae, Pool #AZ4358	3.00	7/1/30	29
324	Fannie Mae, Pool #BP1932	3.00	4/1/50	339
60	Fannie Mae, Pool #BE4400	3.00	1/1/47	63
12	Fannie Mae, Pool #FM1585	3.00	9/1/49	12
133	Fannie Mae, Pool #AS8784	3.00	2/1/47	140
205	Fannie Mae, Pool #BO3192	3.00	10/1/49	214
243	Fannie Mae, Pool #BO2201	3.00	9/1/49	254
199	Fannie Mae, Pool #BN7703	3.00	8/1/49	208
129	Fannie Mae, Pool #MA3738	3.00	8/1/34	136
235	Fannie Mae, Pool #MA4079	3.00	7/1/50	245
101	Fannie Mae, Pool #AS8521	3.00	12/1/46	107
171	Fannie Mae, Pool #MA2806	3.00	11/1/46	179

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$145	Fannie Mae, Pool #MA2895	3.00	2/1/47	$152
58	Fannie Mae, Pool #MA2523	3.00	2/1/36	61
355	Fannie Mae, Pool #MA4048	3.00	6/1/50	370
471	Fannie Mae, Pool #MA3834	3.00	11/1/49	490
43	Fannie Mae, Pool #AW8295	3.00	8/1/29	45
19	Fannie Mae, Pool #MA3657	3.00	5/1/34	21
56	Fannie Mae, Pool #MA2149	3.00	1/1/30	59
46	Fannie Mae, Pool #AS8483	3.00	12/1/46	48
122	Fannie Mae, Pool #FM2132	3.00	1/1/50	127
26	Fannie Mae, Pool #J24886	3.00	7/1/23	27
12	Fannie Mae, Pool #AL9848	3.00	3/1/47	12
53	Fannie Mae, Pool #MA3331	3.00	4/1/48	56
231	Fannie Mae, Pool #MA3871	3.00	12/1/49	241
336	Fannie Mae, Pool #CA5423	3.00	3/1/50	350
80	Fannie Mae, Pool #AS7908	3.00	9/1/46	84
126	Fannie Mae, Pool #AS4884	3.00	5/1/45	133
101	Fannie Mae, Pool #AS7238	3.00	5/1/46	106
74	Fannie Mae, Pool #MA3744	3.00	8/1/49	77
52	Fannie Mae, Pool #BJ2996	3.00	1/1/33	55
192	Fannie Mae, Pool #AL9865	3.00	2/1/47	202
290	Fannie Mae, Pool #MA3802	3.00	10/1/49	303
21	Fannie Mae, Pool #AS8056	3.00	10/1/46	22
107	Fannie Mae, Pool #FM1552	3.00	12/1/47	112
89	Fannie Mae, Pool #BD5787	3.00	9/1/46	93
191	Fannie Mae, Pool #MA3774	3.00	9/1/49	199
267	Fannie Mae, Pool #B06219	3.00	12/1/49	279
139	Fannie Mae, Pool #MA2863	3.00	1/1/47	146
41	Fannie Mae, Pool #BK1015	3.00	2/1/33	43
22	Fannie Mae, Pool #BA4786	3.00	2/1/31	24
144	Fannie Mae, Pool #BO7242	3.00	1/1/50	151
260	Fannie Mae, Pool #B08947	3.00	1/1/50	271
73	Fannie Mae, Pool #B09169	3.00	12/1/49	77
162	Fannie Mae, Pool #BC9003	3.00	11/1/46	170
163	Fannie Mae, Pool #BC4764	3.00	10/1/46	171
220	Fannie Mae, Pool #BD2446	3.00	1/1/47	230
23	Fannie Mae, Pool #MA2897	3.00	2/1/37	25
121	Fannie Mae, Pool #AY4829	3.00	5/1/45	127
43	Fannie Mae, Pool #AS8424	3.00	12/1/36	45
359	Fannie Mae, Pool #AO0752	3.00	4/1/42	380
95	Fannie Mae, Pool #AY4200	3.00	5/1/45	100
192	Fannie Mae, Pool #MA1307	3.00	1/1/33	204
203	Fannie Mae, Pool #AB8897	3.00	4/1/43	215
179	Fannie Mae, Pool #AT2014	3.00	4/1/43	190
45	Fannie Mae, Pool #AU7890	3.00	9/1/28	47
72	Fannie Mae, Pool #MA3831	3.00	11/1/39	76
54	Fannie Mae, Pool #MA2230	3.00	4/1/35	57
655	Fannie Mae, Pool #AP6375	3.00	9/1/42	694
185	Fannie Mae, Pool #AT7620	3.00	6/1/43	196
243	Fannie Mae, Pool #MA3937	3.00	2/1/50	254
15	Fannie Mae, Pool #AX8309	3.00	11/1/29	16
51	Fannie Mae, Pool #MA3090	3.00	8/1/32	54
18	Fannie Mae, Pool #MA2287	3.00	6/1/35	19
156	Fannie Mae, Pool #MA2246	3.00	4/1/30	165
214	Fannie Mae, Pool #AS7904	3.00	9/1/46	224
269	Fannie Mae, Pool #AP2465	3.00	8/1/42	285
57	Fannie Mae, Pool #BD5076	3.00	2/1/32	60
231	Fannie Mae, Pool #FM1370	3.00	4/1/46	243
341	Fannie Mae, Pool #AP6493	3.00	9/1/42	362
109	Fannie Mae, Pool #BE1901	3.00	12/1/46	115
153	Fannie Mae, Pool #AK0006	3.00	1/1/27	161
60	Fannie Mae, Pool #MA2773	3.00	10/1/36	63
141	Fannie Mae, Pool #AS8276	3.00	11/1/46	148
100	Fannie Mae, Pool #AB4483	3.00	2/1/27	105
322	Fannie Mae, Pool #BP1947	3.50	4/1/50	340
119	Fannie Mae, Pool #MA2125	3.50	12/1/44	129
92	Fannie Mae, Pool #AU3742	3.50	8/1/43	100
115	Fannie Mae, Pool #MA1982	3.50	8/1/34	124
40	Fannie Mae, Pool #AS5892	3.50	10/1/45	43

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Fannie Mae, Pool #AS2081	3.50	4/1/29	$17
86	Fannie Mae, Pool #AS5068	3.50	6/1/45	92
102	Fannie Mae, Pool #AZ9576	3.50	12/1/45	109
113	Fannie Mae, Pool #FM1028	3.50	6/1/49	120
108	Fannie Mae, Pool #AO4385	3.50	6/1/42	117
123	Fannie Mae, Pool #MA3026	3.50	6/1/47	131
30	Fannie Mae, Pool #AE0981	3.50	3/1/41	33
18	Fannie Mae, Pool #MA3059	3.50	7/1/37	19
46	Fannie Mae, Pool #MA2389	3.50	9/1/35	49
8	Fannie Mae, Pool #AL8776	3.50	7/1/46	8
10	Fannie Mae, Pool #MA2909	3.50	2/1/37	11
506	Fannie Mae, Pool #AB6017	3.50	8/1/42	545
193	Fannie Mae, Pool #MA3775	3.50	9/1/49	203
—	Fannie Mae, Pool #310139	3.50	11/1/25	—
133	Fannie Mae, Pool #BM2000	3.50	5/1/49	142
112	Fannie Mae, Pool #AS7388	3.50	6/1/46	119
143	Fannie Mae, Pool #AS3133	3.50	8/1/44	155
144	Fannie Mae, Pool #CA0487	3.50	10/1/47	153
63	Fannie Mae, Pool #MA3462	3.50	9/1/33	68
147	Fannie Mae, Pool #BK9038	3.50	10/1/33	157
19	Fannie Mae, Pool #MA3634	3.50	4/1/39	21
175	Fannie Mae, Pool #MA3520	3.50	10/1/48	186
115	Fannie Mae, Pool #AJ8476	3.50	12/1/41	124
4	Fannie Mae, Pool #BK9622	3.50	10/1/48	4
16	Fannie Mae, Pool #AV6407	3.50	2/1/29	17
156	Fannie Mae, Pool #FM1543	3.50	11/1/48	166
53	Fannie Mae, Pool #MA3494	3.50	10/1/48	56
190	Fannie Mae, Pool #BM4703	3.50	2/1/48	203
165	Fannie Mae, Pool #MA3663	3.50	5/1/49	175
122	Fannie Mae, Pool #FM1566	3.50	11/1/48	130
122	Fannie Mae, Pool #AS7491	3.50	7/1/46	130
58	Fannie Mae, Pool #AX5201	3.50	10/1/29	62
111	Fannie Mae, Pool #MA3057	3.50	7/1/47	118
221	Fannie Mae, Pool #MA3835	3.50	11/1/49	233
113	Fannie Mae, Pool #BM5485	3.50	2/1/49	120
92	Fannie Mae, Pool #AY5303	3.50	3/1/45	99
92	Fannie Mae, Pool #BE3767	3.50	7/1/47	97
226	Fannie Mae, Pool #MA3906	3.50	1/1/50	239
22	Fannie Mae, Pool #MA2495	3.50	1/1/46	24
28	Fannie Mae, Pool #310139	3.50	11/1/25	30
97	Fannie Mae, Pool #FM0020	3.50	7/1/49	102
11	Fannie Mae, Pool #MA1021	3.50	3/1/27	12
171	Fannie Mae, Pool #BJ2692	3.50	4/1/48	182
130	Fannie Mae, Pool #FM1001	3.50	11/1/48	138
90	Fannie Mae, Pool #AS7239	3.50	5/1/46	96
148	Fannie Mae, Pool #FM1911	3.50	7/1/48	160
162	Fannie Mae, Pool #BH9215	3.50	1/1/48	172
59	Fannie Mae, Pool #AS5319	3.50	7/1/45	64
9	Fannie Mae, Pool #AX0159	3.50	9/1/29	9
83	Fannie Mae, Pool #MA3243	3.50	1/1/38	89
144	Fannie Mae, Pool #MA2292	3.50	6/1/45	154
181	Fannie Mae, Pool #BH5155	3.50	9/1/47	193
207	Fannie Mae, Pool #BH9277	3.50	2/1/48	219
59	Fannie Mae, Pool #BJ0647	3.50	3/1/48	63
73	Fannie Mae, Pool #AO9140	3.50	7/1/42	79
19	Fannie Mae, Pool #CA0234	3.50	8/1/47	20
178	Fannie Mae, Pool #ZS4618	3.50	6/1/45	191
53	Fannie Mae, Pool #MA3597	3.50	2/1/49	56
114	Fannie Mae, Pool #MA3332	3.50	4/1/48	120
154	Fannie Mae, Pool #MA3745	3.50	8/1/49	162
136	Fannie Mae, Pool #AY1306	3.50	3/1/45	146
104	Fannie Mae, Pool #AX9530	3.50	2/1/45	112
44	Fannie Mae, Pool #AX7655	3.50	1/1/45	47
75	Fannie Mae, Pool #AY3802	3.50	2/1/45	81
83	Fannie Mae, Pool #AY3913	3.50	2/1/45	89
18	Fannie Mae, Pool #MA3152	3.50	10/1/37	19
40	Fannie Mae, Pool #AY8856	3.50	9/1/45	43
97	Fannie Mae, Pool #MA1980	3.50	8/1/44	104

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$88	Fannie Mae, Pool #AX2486	3.50	10/1/44	$94
33	Fannie Mae, Pool #AP9390	3.50	10/1/42	36
226	Fannie Mae, Pool #AQ0546	3.50	11/1/42	244
167	Fannie Mae, Pool #AU1635	3.50	7/1/43	181
183	Fannie Mae, Pool #BD2436	3.50	1/1/47	195
18	Fannie Mae, Pool #BM1231	3.50	11/1/31	19
139	Fannie Mae, Pool #MA1107	3.50	7/1/32	149
104	Fannie Mae, Pool #MA1059	3.50	5/1/32	111
151	Fannie Mae, Pool #MA3238	3.50	1/1/48	161
14	Fannie Mae, Pool #BM5446	3.50	2/1/49	14
489	Fannie Mae, Pool #AO8137	3.50	8/1/42	527
227	Fannie Mae, Pool #AO3760	3.50	5/1/42	246
618	Fannie Mae, Pool #AO2548	3.50	4/1/42	667
182	Fannie Mae, Pool #AL1717	3.50	5/1/27	194
133	Fannie Mae, Pool #BD5046	3.50	2/1/47	141
84	Fannie Mae, Pool #AO4647	3.50	6/1/42	89
146	Fannie Mae, Pool #AZ0862	3.50	7/1/45	157
107	Fannie Mae, Pool #AS4773	3.50	4/1/45	115
10	Fannie Mae, Pool #MA2996	3.50	5/1/37	10
50	Fannie Mae, Pool #AZ6383	3.50	9/1/45	54
97	Fannie Mae, Pool #AY4300	3.50	1/1/45	105
587	Fannie Mae, Pool #AK7497	3.50	4/1/42	632
67	Fannie Mae, Pool #BE5258	3.50	1/1/47	71
48	Fannie Mae, Pool #MA3692	3.50	7/1/49	51
65	Fannie Mae, Pool #AZ2614	3.50	8/1/45	69
109	Fannie Mae, Pool #AS4771	3.50	4/1/45	117
122	Fannie Mae, Pool #MA3414	3.50	7/1/48	130
53	Fannie Mae, Pool #AS4772	3.50	4/1/45	57
287	Fannie Mae, Pool #ZM4908	3.50	11/1/47	305
151	Fannie Mae, Pool #BC1158	3.50	2/1/46	162
148	Fannie Mae, Pool #MA3305	3.50	3/1/48	157
85	Fannie Mae, Pool #AS6649	3.50	2/1/46	91
31	Fannie Mae, Pool #BC7633	3.50	6/1/46	34
145	Fannie Mae, Pool #SD8001	3.50	7/1/49	153
167	Fannie Mae, Pool #MA3182	3.50	11/1/47	177
59	Fannie Mae, Pool #AJ4093	3.50	10/1/26	63
8	Fannie Mae, Pool #BA5031	3.50	1/1/46	8
66	Fannie Mae, Pool #AS5696	3.50	8/1/45	71
49	Fannie Mae, Pool #BC0163	3.50	1/1/46	52
73	Fannie Mae, Pool #BC3126	3.50	1/1/46	78
51	Fannie Mae, Pool #MA3614	3.50	3/1/49	54
21	Fannie Mae, Pool #AK0706	3.50	2/1/27	22
128	Fannie Mae, Pool #FM3387	3.50	3/1/35	137
18	Fannie Mae, Pool #MA2692	3.50	7/1/36	19
45	Fannie Mae, Pool #AE5487	3.50	10/1/25	48
263	Fannie Mae, Pool #MA3305	3.50	2/1/48	279
50	Fannie Mae, Pool #MA2923	3.50	3/1/37	53
41	Fannie Mae, Pool #BA1893	3.50	8/1/45	44
41	Fannie Mae, Pool #MA3637	3.50	4/1/49	44
6	Fannie Mae, Pool #AJ6181	3.50	12/1/26	6
240	Fannie Mae, Pool #BM1568	3.50	7/1/47	266
106	Fannie Mae, Pool #AS0024	3.50	7/1/43	115
60	Fannie Mae, Pool #BM2001	3.50	12/1/46	65
83	Fannie Mae, Pool #AS3293	4.00	9/1/44	91
85	Fannie Mae, Pool #AS9486	4.00	4/1/47	92
126	Fannie Mae, Pool #AO2959	4.00	5/1/42	139
67	Fannie Mae, Pool #AS2498	4.00	5/1/44	74
21	Fannie Mae, Pool #AL9742	4.00	7/1/29	23
101	Fannie Mae, Pool #AL8387	4.00	3/1/46	110
104	Fannie Mae, Pool #AS9831	4.00	6/1/47	113
14	Fannie Mae, Pool #AS2117	4.00	4/1/44	15
239	Fannie Mae, Pool #AS0531	4.00	9/1/43	264
154	Fannie Mae, Pool #ZS4627	4.00	8/1/45	170
159	Fannie Mae, Pool #ZS4708	4.00	3/1/47	172
61	Fannie Mae, Pool #AS7600	4.00	7/1/46	67
28	Fannie Mae, Pool #AL2689	4.00	2/1/27	30
146	Fannie Mae, Pool #ZA4988	4.00	8/1/47	159
300	Fannie Mae, Pool #AJ7689	4.00	12/1/41	329

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$91	Fannie Mae, Pool #AS3216	4.00	9/1/44	$100
232	Fannie Mae, Pool #AJ7857	4.00	12/1/41	254
14	Fannie Mae, Pool #AS3448	4.00	9/1/44	15
47	Fannie Mae, Pool #AL4778	4.00	10/1/32	51
74	Fannie Mae, Pool #AS7601	4.00	7/1/46	81
21	Fannie Mae, Pool #AH3394	4.00	1/1/41	23
63	Fannie Mae, Pool #AS3903	4.00	11/1/44	69
547	Fannie Mae, Pool #190405	4.00	10/1/40	600
14	Fannie Mae, Pool #AS7028	4.00	4/1/46	15
33	Fannie Mae, Pool #AS8823	4.00	2/1/47	36
64	Fannie Mae, Pool #AL7347	4.00	9/1/45	70
84	Fannie Mae, Pool #AS3467	4.00	10/1/44	93
117	Fannie Mae, Pool #AH6242	4.00	4/1/26	124
58	Fannie Mae, Pool #AS3468	4.00	10/1/44	64
178	Fannie Mae, Pool #AH5859	4.00	2/1/41	196
29	Fannie Mae, Pool #G08694	4.00	2/1/46	32
238	Fannie Mae, Pool #AS7558	4.00	7/1/46	260
142	Fannie Mae, Pool #AU3753	4.00	8/1/43	156
88	Fannie Mae, Pool #AS8532	4.00	12/1/46	96
288	Fannie Mae, Pool #AJ5303	4.00	11/1/41	315
17	Fannie Mae, Pool #MA3413	4.00	7/1/38	19
21	Fannie Mae, Pool #MA0695	4.00	4/1/31	23
10	Fannie Mae, Pool #MA3037	4.00	6/1/37	10
104	Fannie Mae, Pool #MA3615	4.00	3/1/49	111
58	Fannie Mae, Pool #MA3638	4.00	4/1/49	62
62	Fannie Mae, Pool #BK0915	4.00	7/1/48	67
42	Fannie Mae, Pool #BK9697	4.00	12/1/48	45
94	Fannie Mae, Pool #FM1571	4.00	12/1/48	101
88	Fannie Mae, Pool #BM5685	4.00	6/1/48	95
96	Fannie Mae, Pool #CA1894	4.00	6/1/48	103
43	Fannie Mae, Pool #MA3244	4.00	1/1/38	48
142	Fannie Mae, Pool #BD7081	4.00	3/1/47	153
89	Fannie Mae, Pool #BK0909	4.00	7/1/48	96
36	Fannie Mae, Pool #MA3536	4.00	12/1/48	39
90	Fannie Mae, Pool #MA3563	4.00	1/1/49	97
52	Fannie Mae, Pool #MA3521	4.00	11/1/48	55
22	Fannie Mae, Pool #MA2455	4.00	11/1/35	24
20	Fannie Mae, Pool #AW5109	4.00	8/1/44	22
104	Fannie Mae, Pool #AZ7362	4.00	11/1/45	114
5	Fannie Mae, Pool #AZ8874	4.00	9/1/45	6
127	Fannie Mae, Pool #BJ9169	4.00	5/1/48	137
59	Fannie Mae, Pool #AC7328	4.00	12/1/39	65
95	Fannie Mae, Pool #MA3277	4.00	2/1/48	102
125	Fannie Mae, Pool #MA3027	4.00	6/1/47	135
48	Fannie Mae, Pool #BN0594	4.00	12/1/48	51
46	Fannie Mae, Pool #AC2995	4.00	9/1/24	48
29	Fannie Mae, Pool #BJ0639	4.00	3/1/48	31
63	Fannie Mae, Pool #AY8981	4.00	8/1/45	69
30	Fannie Mae, Pool #AY2291	4.00	3/1/45	33
161	Fannie Mae, Pool #MA2995	4.00	5/1/47	174
41	Fannie Mae, Pool #MA3592	4.00	2/1/49	44
142	Fannie Mae, Pool #CA0183	4.00	8/1/47	155
92	Fannie Mae, Pool #AX0841	4.00	9/1/44	102
10	Fannie Mae, Pool #MA2655	4.00	6/1/36	10
56	Fannie Mae, Pool #BC5559	4.00	3/1/46	61
98	Fannie Mae, Pool #FM1415	4.00	12/1/48	107
52	Fannie Mae, Pool #CA2474	4.00	7/1/48	56
38	Fannie Mae, Pool #FM1101	4.00	7/1/34	41
116	Fannie Mae, Pool #BK7608	4.00	9/1/48	125
29	Fannie Mae, Pool #BH2623	4.00	8/1/47	31
11	Fannie Mae, Pool #AW9041	4.00	8/1/44	12
118	Fannie Mae, Pool #AY1595	4.00	1/1/45	130
25	Fannie Mae, Pool #AE0375	4.00	7/1/25	26
36	Fannie Mae, Pool #AY0025	4.00	2/1/45	39
96	Fannie Mae, Pool #AZ8067	4.00	9/1/45	105
34	Fannie Mae, Pool #BM4306	4.00	9/1/25	36
229	Fannie Mae, Pool #MA3804	4.00	10/1/49	245
70	Fannie Mae, Pool #AW5063	4.00	7/1/44	77

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$101	Fannie Mae, Pool #BN0334	4.00	12/1/48	$108
37	Fannie Mae, Pool #MA0493	4.00	8/1/30	40
122	Fannie Mae, Pool #CA1015	4.00	1/1/48	133
114	Fannie Mae, Pool #MA0641	4.00	2/1/31	125
28	Fannie Mae, Pool #AT3872	4.00	6/1/43	31
220	Fannie Mae, Pool #FM5134	4.00	1/1/49	238
74	Fannie Mae, Pool #CA0237	4.00	8/1/47	80
112	Fannie Mae, Pool #BE8050	4.00	4/1/47	121
236	Fannie Mae, Pool #BN6677	4.00	6/1/49	252
23	Fannie Mae, Pool #MA3216	4.00	12/1/37	25
77	Fannie Mae, Pool #AV2340	4.00	12/1/43	85
33	Fannie Mae, Pool #MA3427	4.00	7/1/33	35
141	Fannie Mae, Pool #MA3183	4.00	11/1/47	153
25	Fannie Mae, Pool #BM5525	4.00	3/1/31	27
180	Fannie Mae, Pool #MA3746	4.00	8/1/49	193
50	Fannie Mae, Pool #BN5258	4.00	2/1/49	54
140	Fannie Mae, Pool #AY1377	4.00	4/1/45	154
21	Fannie Mae, Pool #BA0847	4.00	3/1/46	23
132	Fannie Mae, Pool #FM0021	4.00	3/1/49	142
9	Fannie Mae, Pool #MA2536	4.00	2/1/36	10
66	Fannie Mae, Pool #BA6910	4.00	2/1/46	73
118	Fannie Mae, Pool #MA3121	4.00	9/1/47	128
105	Fannie Mae, Pool #FM1960	4.00	5/1/49	113
279	Fannie Mae, Pool #BK7943	4.00	11/1/48	300
221	Fannie Mae, Pool #CA2469	4.00	10/1/48	238
8	Fannie Mae, Pool #CA3084	4.00	2/1/49	9
134	Fannie Mae, Pool #MA3211	4.00	12/1/47	145
119	Fannie Mae, Pool #BM2002	4.00	10/1/47	129
54	Fannie Mae, Pool #BM4991	4.00	9/1/48	58
18	Fannie Mae, Pool #AA9781	4.50	7/1/24	19
21	Fannie Mae, Pool #AH6790	4.50	3/1/41	23
313	Fannie Mae, Pool #AL1107	4.50	11/1/41	352
59	Fannie Mae, Pool #CA0623	4.50	10/1/47	65
43	Fannie Mae, Pool #BE6489	4.50	1/1/47	48
46	Fannie Mae, Pool #AS1638	4.50	2/1/44	52
20	Fannie Mae, Pool #AB1470	4.50	9/1/40	23
21	Fannie Mae, Pool #AS8576	4.50	12/1/46	23
17	Fannie Mae, Pool #AL8816	4.50	9/1/45	19
37	Fannie Mae, Pool #G60512	4.50	12/1/45	40
13	Fannie Mae, Pool #BN0877	4.50	11/1/48	15
58	Fannie Mae, Pool #BK5283	4.50	6/1/48	63
112	Fannie Mae, Pool #AE0217	4.50	8/1/40	124
94	Fannie Mae, Pool #AB3192	4.50	6/1/41	105
129	Fannie Mae, Pool #CA0148	4.50	8/1/47	141
51	Fannie Mae, Pool #AB1389	4.50	8/1/40	57
9	Fannie Mae, Pool #982892	4.50	5/1/23	9
23	Fannie Mae, Pool #AA0860	4.50	1/1/39	26
29	Fannie Mae, Pool #AU5302	4.50	10/1/43	32
138	Fannie Mae, Pool #MA3593	4.50	2/1/49	152
147	Fannie Mae, Pool #MA3639	4.50	4/1/49	161
3	Fannie Mae, Pool #AW7048	4.50	6/1/44	3
88	Fannie Mae, Pool #AS8157	4.50	10/1/46	96
233	Fannie Mae, Pool #FM3619	4.50	1/1/50	253
49	Fannie Mae, Pool #AL5082	4.50	3/1/44	55
100	Fannie Mae, Pool #AD8529	4.50	8/1/40	111
51	Fannie Mae, Pool #AS2276	4.50	4/1/44	57
60	Fannie Mae, Pool #ZT1321	4.50	11/1/48	66
55	Fannie Mae, Pool #MA3537	4.50	12/1/48	60
63	Fannie Mae, Pool #MA0481	4.50	8/1/30	70
254	Fannie Mae, Pool #AH9055	4.50	4/1/41	285
104	Fannie Mae, Pool #AI4815	4.50	6/1/41	116
224	Fannie Mae, Pool #AH7521	4.50	3/1/41	249
63	Fannie Mae, Pool #BE5992	4.50	2/1/47	70
85	Fannie Mae, Pool #AL4450	4.50	12/1/43	95
36	Fannie Mae, Pool #BM1285	4.50	5/1/47	40
13	Fannie Mae, Pool #AS0861	4.50	10/1/43	14
78	Fannie Mae, Pool #254954	4.50	10/1/23	81
503	Fannie Mae, Pool #MA3184	4.50	11/1/47	555

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$15	Fannie Mae, Pool #BK8830	4.50	8/1/48	$16
28	Fannie Mae, Pool #CA1218	4.50	2/1/48	31
65	Fannie Mae, Pool #MA3522	4.50	11/1/48	71
238	Fannie Mae, Pool #AS9394	4.50	4/1/47	268
80	Fannie Mae, Pool #BN4309	4.50	1/1/49	87
107	Fannie Mae, Pool #BK1416	4.50	5/1/48	117
132	Fannie Mae, Pool #CA1711	4.50	5/1/48	144
63	Fannie Mae, Pool #MA3594	5.00	2/1/49	71
36	Fannie Mae, Pool #AS0837	5.00	10/1/43	40
25	Fannie Mae, Pool #BM3781	5.00	11/1/30	28
47	Fannie Mae, Pool #MA3669	5.00	5/1/49	53
49	Fannie Mae, Pool #BM3904	5.00	5/1/48	55
21	Fannie Mae, Pool #MA3708	5.00	6/1/49	23
—	Fannie Mae, Pool #868986	5.00	5/1/21	—
35	Fannie Mae, Pool #CA1795	5.00	5/1/48	39
25	Fannie Mae, Pool #725238	5.00	3/1/34	29
19	Fannie Mae, Pool #890603	5.00	8/1/41	22
30	Fannie Mae, Pool #MA3617	5.00	3/1/49	33
44	Fannie Mae, Pool #AL5788	5.00	5/1/42	50
27	Fannie Mae, Pool #MA3527	5.00	11/1/48	30
31	Fannie Mae, Pool #CA0349	5.00	9/1/47	35
64	Fannie Mae, Pool #AH5988	5.00	3/1/41	72
35	Fannie Mae, Pool #MA3472	5.00	9/1/48	38
459	Fannie Mae, Pool #889117	5.00	10/1/35	525
59	Fannie Mae, Pool #836750	5.00	10/1/35	67
22	Fannie Mae, Pool #890621	5.00	5/1/42	25
41	Fannie Mae, Pool #AS0575	5.00	9/1/43	46
4	Fannie Mae, Pool #A69671	5.50	12/1/37	4
731	Fannie Mae, Pool #890221	5.50	12/1/33	854
1	Fannie Mae, Pool #AL0725	5.50	6/1/24	1
8	Fannie Mae, Pool #929451	5.50	5/1/38	9
2	Fannie Mae, Pool #909662	5.50	2/1/22	2
4	Fannie Mae, Pool #976945	5.50	2/1/23	4
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
449	Fannie Mae, Pool #725228	6.00	3/1/34	525
106	Fannie Mae, Pool #889984	6.50	10/1/38	124
2,125	Fannie Mae, 15 YR TBA	1.50	4/25/51	2,054
825	Fannie Mae, 15 YR TBA	1.50	5/25/51	796
550	Fannie Mae, 15 YR TBA	1.50	5/25/36	552
700	Fannie Mae, 15 YR TBA	1.50	4/25/36	703
3,350	Fannie Mae, 15 YR TBA	2.00	5/25/51	3,338
450	Fannie Mae, 15 YR TBA	2.00	5/25/36	461
1,050	Fannie Mae, 15 YR TBA	2.00	4/25/36	1,078
9,000	Fannie Mae, 15 YR TBA	2.00	4/25/51	8,982
1,775	Fannie Mae, 30 YR TBA	2.50	4/25/51	1,822
700	Fannie Mae, 30 YR TBA	2.50	5/25/51	717
467	Freddie Mac, Pool #SB8088	1.50	2/1/36	470
57	Freddie Mac, Pool #G18634	2.00	3/1/32	59
56	Freddie Mac, Pool #J25777	2.00	9/1/28	57
34	Freddie Mac, Pool #G18547	2.00	3/1/30	35
581	Freddie Mac, Pool #SB8079	2.00	12/1/35	598
295	Freddie Mac, Pool #SD8113	2.00	12/1/50	295
495	Freddie Mac, Pool #RA3205	2.00	8/1/50	495
470	Freddie Mac, Pool #SD8121	2.00	12/1/50	469
23	Freddie Mac, Pool #J25759	2.00	8/1/28	24
446	Freddie Mac, Pool #QB8064	2.00	1/1/51	446
462	Freddie Mac, Pool #QB3716	2.00	9/1/50	461
176	Freddie Mac, Pool #ZS7735	2.00	1/1/32	180
445	Freddie Mac, Pool #QB6893	2.00	12/1/50	445
461	Freddie Mac, Pool #RC1727	2.00	12/1/35	474
173	Freddie Mac, Pool #RB5095	2.00	12/1/40	173
566	Freddie Mac, Pool #QB7708	2.00	1/1/51	565
462	Freddie Mac, Pool #QB3926	2.00	10/1/50	461
447	Freddie Mac, Pool #SD8128	2.00	2/1/51	446
239	Freddie Mac, Pool #G18611	2.50	9/1/31	250
66	Freddie Mac, Pool #SB8062	2.50	9/1/35	69
441	Freddie Mac, Pool #QB3287	2.50	8/1/50	453
18	Freddie Mac, Pool #G18472	2.50	7/1/28	19

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$66	Freddie Mac, Pool #J35643	2.50	11/1/31	$68
102	Freddie Mac, Pool #J18954	2.50	4/1/27	107
247	Freddie Mac, Pool #SB8045	2.50	5/1/35	257
391	Freddie Mac, Pool #RA2595	2.50	5/1/50	401
257	Freddie Mac, Pool #SD8083	2.50	8/1/50	263
267	Freddie Mac, Pool #SD8055	2.50	4/1/50	274
269	Freddie Mac, Pool #QA5290	2.50	12/1/49	276
8	Freddie Mac, Pool #J30875	2.50	3/1/30	9
176	Freddie Mac, Pool #G18680	2.50	3/1/33	183
100	Freddie Mac, Pool #ZS8483	2.50	3/1/28	104
467	Freddie Mac, Pool #SD8122	2.50	1/1/51	480
291	Freddie Mac, Pool #RA2645	2.50	6/1/50	300
90	Freddie Mac, Pool #RB5072	2.50	9/1/40	93
488	Freddie Mac, Pool #SD8114	2.50	12/1/50	501
14	Freddie Mac, Pool #G08755	2.50	2/1/47	15
93	Freddie Mac, Pool #ZK8425	2.50	12/1/31	97
95	Freddie Mac, Pool #ZS4687	2.50	11/1/46	98
75	Freddie Mac, Pool #ZS8692	2.50	4/1/33	79
14	Freddie Mac, Pool #G08638	2.50	4/1/45	15
471	Freddie Mac, Pool #SD8129	2.50	2/1/51	484
450	Freddie Mac, Pool #SD8141	2.50	4/1/51	462
195	Freddie Mac, Pool #J38477	2.50	2/1/33	203
26	Freddie Mac, Pool #G18665	2.50	11/1/32	27
47	Freddie Mac, Pool #G18704	2.50	6/1/33	49
47	Freddie Mac, Pool #C09026	2.50	2/1/43	48
120	Freddie Mac, Pool #G18568	2.50	9/1/30	125
28	Freddie Mac, Pool #Q42878	2.50	9/1/46	29
191	Freddie Mac, Pool #RB5086	2.50	11/1/40	198
488	Freddie Mac, Pool #RA2897	2.50	6/1/50	501
51	Freddie Mac, Pool #G18485	2.50	10/1/28	53
23	Freddie Mac, Pool #C91904	2.50	11/1/36	23
94	Freddie Mac, Pool #G18533	2.50	12/1/29	98
241	Freddie Mac, Pool #RB5043	2.50	4/1/40	250
349	Freddie Mac, Pool #SD8067	2.50	6/1/50	358
364	Freddie Mac, Pool #QA9142	2.50	5/1/50	374
97	Freddie Mac, Pool #RB5054	2.50	6/1/40	100
137	Freddie Mac, Pool #J26408	2.50	11/1/28	143
37	Freddie Mac, Pool #J25585	2.50	9/1/28	39
41	Freddie Mac, Pool #SB8053	2.50	7/1/35	42
443	Freddie Mac, Pool #SD8099	2.50	10/1/50	454
429	Freddie Mac, Pool #QB3703	2.50	9/1/50	440
116	Freddie Mac, Pool #G18470	2.50	6/1/28	121
101	Freddie Mac, Pool #J23440	2.50	4/1/28	105
109	Freddie Mac, Pool #J37902	2.50	11/1/32	113
100	Freddie Mac, Pool #G18635	2.50	3/1/32	104
75	Freddie Mac, Series K-1514, Class - A2	2.86	10/25/34	79
232	Freddie Mac, Pool #SD8030	3.00	11/1/49	242
49	Freddie Mac, Pool #ZS4703	3.00	2/1/47	51
7	Freddie Mac, Pool #C91809	3.00	2/1/35	8
9	Freddie Mac, Pool #Q13086	3.00	11/1/42	9
190	Freddie Mac, Pool #Q16222	3.00	3/1/43	202
354	Freddie Mac, Pool #Q21065	3.00	8/1/43	375
791	Freddie Mac, Pool #ZS4522	3.00	7/1/43	837
67	Freddie Mac, Pool #G08640	3.00	5/1/45	70
27	Freddie Mac, Pool #J38807	3.00	4/1/33	29
238	Freddie Mac, Pool #SD8024	3.00	11/1/49	248
36	Freddie Mac, Pool #ZT2019	3.00	5/1/34	38
149	Freddie Mac, Pool #G60187	3.00	8/1/45	157
10	Freddie Mac, Pool #C91949	3.00	9/1/37	11
25	Freddie Mac, Pool #J38057	3.00	12/1/32	27
36	Freddie Mac, Pool #G18715	3.00	11/1/33	38
85	Freddie Mac, Pool #G08783	3.00	10/1/47	89
9	Freddie Mac, Pool #Q18882	3.00	5/1/43	10
24	Freddie Mac, Pool #Q18599	3.00	6/1/43	25
128	Freddie Mac, Pool #C91581	3.00	11/1/32	136
249	Freddie Mac, Pool #ZS4697	3.00	1/1/47	261
178	Freddie Mac, Pool #ZS4621	3.00	7/1/45	188
9	Freddie Mac, Pool #C91939	3.00	6/1/37	10

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$176	Freddie Mac, Pool #G18673	3.00	1/1/33	$187
221	Freddie Mac, Pool #Q45735	3.00	1/1/47	232
156	Freddie Mac, Pool #ZS4609	3.00	4/1/45	165
98	Freddie Mac, Pool #ZM2721	3.00	2/1/47	103
174	Freddie Mac, Pool #Q43734	3.00	10/1/46	185
261	Freddie Mac, Pool #SD8056	3.00	4/1/50	272
140	Freddie Mac, Pool #QA8065	3.00	3/1/50	145
201	Freddie Mac, Pool #QA9049	3.00	4/1/50	209
108	Freddie Mac, Pool #C04422	3.00	12/1/42	112
105	Freddie Mac, Pool #G15145	3.00	7/1/29	111
104	Freddie Mac, Pool #G18518	3.00	7/1/29	110
41	Freddie Mac, Pool #C91798	3.00	12/1/34	43
7	Freddie Mac, Pool #J17111	3.00	10/1/26	8
58	Freddie Mac, Pool #Q41795	3.00	7/1/46	61
37	Freddie Mac, Pool #Q19754	3.00	7/1/43	39
89	Freddie Mac, Pool #G18531	3.00	11/1/29	94
107	Freddie Mac, Pool #G15217	3.00	11/1/29	113
47	Freddie Mac, Pool #G18582	3.00	1/1/31	50
16	Freddie Mac, Pool #C91826	3.00	5/1/35	17
130	Freddie Mac, Pool #G18514	3.00	6/1/29	137
24	Freddie Mac, Pool #G18534	3.00	12/1/29	26
69	Freddie Mac, Pool #C91707	3.00	6/1/33	73
51	Freddie Mac, Pool #C91819	3.00	4/1/35	55
24	Freddie Mac, Pool #J33135	3.00	11/1/30	25
32	Freddie Mac, Pool #G18575	3.00	11/1/30	34
392	Freddie Mac, Pool #SB8046	3.00	5/1/35	414
61	Freddie Mac, Pool #ZS4641	3.00	12/1/45	64
51	Freddie Mac, Pool #J38675	3.00	3/1/33	55
57	Freddie Mac, Pool #G08648	3.00	6/1/45	60
94	Freddie Mac, Pool #C91724	3.00	9/1/33	101
82	Freddie Mac, Pool #ZS4688	3.00	11/1/46	86
22	Freddie Mac, Pool #C91969	3.00	1/1/38	23
23	Freddie Mac, Pool #C91905	3.00	11/1/36	24
85	Freddie Mac, Pool #ZT0715	3.00	9/1/48	89
67	Freddie Mac, Pool #ZS8686	3.00	2/1/33	71
143	Freddie Mac, Pool #ZA1283	3.00	1/1/43	152
138	Freddie Mac, Pool #SD8074	3.00	7/1/50	144
19	Freddie Mac, Pool #C91943	3.00	7/1/37	20
205	Freddie Mac, Pool #G60989	3.00	12/1/46	219
11	Freddie Mac, Pool #G30999	3.00	2/1/37	12
37	Freddie Mac, Pool #G30945	3.00	9/1/36	38
158	Freddie Mac, Pool #J17774	3.00	1/1/27	167
24	Freddie Mac, Pool #C91924	3.00	4/1/37	26
12	Freddie Mac, Pool #J14241	3.00	1/1/26	13
10	Freddie Mac, Pool #Q39527	3.00	3/1/46	11
102	Freddie Mac, Pool #ZT1323	3.00	10/1/48	106
140	Freddie Mac, Pool #ZM2089	3.00	11/1/46	147
52	Freddie Mac, Pool #J36428	3.00	2/1/32	55
130	Freddie Mac, Pool #ZS4693	3.00	12/1/46	136
283	Freddie Mac, Pool #ZS4519	3.00	6/1/43	299
151	Freddie Mac, Pool #ZS4512	3.00	5/1/43	160
96	Freddie Mac, Pool #ZS4706	3.00	3/1/47	101
202	Freddie Mac, Pool #ZM2285	3.00	12/1/46	212
101	Freddie Mac, Pool #ZS4779	3.00	6/1/48	106
195	Freddie Mac, Pool #ZS4658	3.00	4/1/46	204
93	Freddie Mac, Pool #ZM2169	3.00	11/1/46	98
53	Freddie Mac, Pool #C91927	3.00	5/1/37	56
176	Freddie Mac, Pool #QA1033	3.00	7/1/49	184
84	Freddie Mac, Pool #G18569	3.00	9/1/30	89
167	Freddie Mac, Pool #C04619	3.00	3/1/43	179
77	Freddie Mac, Pool #ZT0195	3.00	9/1/46	81
20	Freddie Mac, Pool #J29932	3.00	11/1/29	21
94	Freddie Mac, Pool #Q20067	3.00	7/1/43	99
131	Freddie Mac, Pool #RA2594	3.00	5/1/50	138
37	Freddie Mac, Pool #G08540	3.00	8/1/43	39
114	Freddie Mac, Pool #Q09896	3.50	8/1/42	123
143	Freddie Mac, Pool #ZS4642	3.50	12/1/45	153
36	Freddie Mac, Pool #ZT0711	3.50	10/1/48	38

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$150	Freddie Mac, Pool #Q20860	3.50	8/1/43	$162
63	Freddie Mac, Pool #ZS4663	3.50	5/1/46	67
469	Freddie Mac, Pool #ZS4487	3.50	6/1/42	505
132	Freddie Mac, Pool #J15105	3.50	4/1/26	141
40	Freddie Mac, Pool #G08599	3.50	8/1/44	43
39	Freddie Mac, Pool #G08605	3.50	9/1/44	42
123	Freddie Mac, Pool #G08632	3.50	3/1/45	132
8	Freddie Mac, Pool #C91760	3.50	5/1/34	9
15	Freddie Mac, Pool #G08620	3.50	12/1/44	16
74	Freddie Mac, Pool #ZT1951	3.50	5/1/49	78
18	Freddie Mac, Pool #C91940	3.50	6/1/37	20
29	Freddie Mac, Pool #A96409	3.50	1/1/41	31
151	Freddie Mac, Pool #Q49490	3.50	7/1/47	161
90	Freddie Mac, Pool #ZS4704	3.50	2/1/47	96
180	Freddie Mac, Pool #G08627	3.50	2/1/45	192
103	Freddie Mac, Pool #SD8011	3.50	9/1/49	109
135	Freddie Mac, Pool #G61148	3.50	9/1/47	144
41	Freddie Mac, Pool #J13582	3.50	11/1/25	44
114	Freddie Mac, Pool #G08761	3.50	5/1/47	121
24	Freddie Mac, Pool #C91742	3.50	1/1/34	26
206	Freddie Mac, Pool #G08636	3.50	4/1/45	221
59	Freddie Mac, Pool #ZS4759	3.50	3/1/48	62
41	Freddie Mac, Pool #G30776	3.50	7/1/35	44
101	Freddie Mac, Pool #Q53176	3.50	12/1/47	107
40	Freddie Mac, Pool #SB8007	3.50	9/1/34	43
56	Freddie Mac, Pool #ZS4659	3.50	4/1/46	59
20	Freddie Mac, Pool #C92003	3.50	7/1/38	22
178	Freddie Mac, Pool #G08804	3.50	3/1/48	189
53	Freddie Mac, Pool #G08813	3.50	5/1/48	56
14	Freddie Mac, Pool #Q55002	3.50	3/1/48	16
96	Freddie Mac, Pool #C91456	3.50	6/1/32	103
53	Freddie Mac, Pool #G08846	3.50	11/1/48	56
199	Freddie Mac, Pool #ZS4599	3.50	1/1/45	214
175	Freddie Mac, Pool #G08766	3.50	6/1/47	185
108	Freddie Mac, Pool #SB0031	3.50	10/1/27	115
171	Freddie Mac, Pool #G08562	3.50	1/1/44	185
75	Freddie Mac, Pool #G18707	3.50	9/1/33	80
67	Freddie Mac, Pool #Q06749	3.50	3/1/42	72
77	Freddie Mac, Pool #Q57871	3.50	8/1/48	82
67	Freddie Mac, Pool #G08733	3.50	11/1/46	72
31	Freddie Mac, Pool #J26144	3.50	10/1/23	32
78	Freddie Mac, Pool #ZA5128	3.50	12/1/47	83
84	Freddie Mac, Pool #ZS4771	3.50	6/1/48	89
96	Freddie Mac, Pool #Q08903	3.50	6/1/42	104
39	Freddie Mac, Pool #C03920	3.50	5/1/42	42
88	Freddie Mac, Pool #C91403	3.50	3/1/32	94
123	Freddie Mac, Pool #ZS4622	3.50	7/1/45	131
90	Freddie Mac, Pool #Q08998	3.50	6/1/42	97
67	Freddie Mac, Pool #Q12052	3.50	10/1/42	73
168	Freddie Mac, Pool #QA8794	3.50	4/1/50	178
6	Freddie Mac, Pool #E02735	3.50	10/1/25	7
70	Freddie Mac, Pool #Q58422	3.50	9/1/48	75
128	Freddie Mac, Pool #ZS4713	3.50	4/1/47	136
60	Freddie Mac, Pool #G08698	3.50	3/1/46	64
102	Freddie Mac, Pool #Q51461	3.50	10/1/47	108
220	Freddie Mac, Pool #ZS4536	3.50	10/1/43	237
10	Freddie Mac, Pool #C91925	3.50	4/1/37	11
115	Freddie Mac, Pool #ZS4630	3.50	9/1/45	123
68	Freddie Mac, Pool #G08687	3.50	1/1/46	73
57	Freddie Mac, Pool #Q37449	3.50	11/1/45	62
31	Freddie Mac, Pool #Q31134	3.50	2/1/45	33
283	Freddie Mac, Pool #RA1508	3.50	10/1/49	299
143	Freddie Mac, Pool #ZS4651	3.50	3/1/46	153
394	Freddie Mac, Pool #RA2469	3.50	4/1/50	416
54	Freddie Mac, Pool #Q36040	3.50	9/1/45	58
33	Freddie Mac, Pool #C91950	3.50	9/1/37	35
19	Freddie Mac, Pool #ZS4747	3.50	12/1/47	20
1	Freddie Mac, Pool #G14216	3.50	7/1/21	1

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$65	Freddie Mac, Pool #Q04087	3.50	10/1/41	$70
35	Freddie Mac, Pool #J27494	3.50	2/1/29	38
136	Freddie Mac, Pool #G08641	3.50	5/1/45	145
107	Freddie Mac, Pool #SD8039	4.00	1/1/50	115
50	Freddie Mac, Pool #G08836	4.00	9/1/48	54
80	Freddie Mac, Pool #G08567	4.00	1/1/44	88
95	Freddie Mac, Pool #G08588	4.00	5/1/44	104
57	Freddie Mac, Pool #ZT1840	4.00	9/1/48	61
60	Freddie Mac, Pool #ZN5030	4.00	4/1/49	65
67	Freddie Mac, Pool #ZT1320	4.00	11/1/48	73
57	Freddie Mac, Pool #G08637	4.00	4/1/45	62
90	Freddie Mac, Pool #G08616	4.00	11/1/44	99
5	Freddie Mac, Pool #Q27456	4.00	7/1/44	6
118	Freddie Mac, Pool #Q24955	4.00	2/1/44	130
283	Freddie Mac, Pool #SD8070	4.00	6/1/50	304
47	Freddie Mac, Pool #C91765	4.00	6/1/34	52
11	Freddie Mac, Pool #G08633	4.00	3/1/45	13
45	Freddie Mac, Pool #G08601	4.00	8/1/44	49
73	Freddie Mac, Pool #C09070	4.00	12/1/44	81
141	Freddie Mac, Pool #G06506	4.00	12/1/40	154
43	Freddie Mac, Pool #Q58680	4.00	9/1/48	46
17	Freddie Mac, Pool #C92019	4.00	10/1/38	18
106	Freddie Mac, Pool #G08785	4.00	10/1/47	115
96	Freddie Mac, Pool #ZT1952	4.00	5/1/49	103
9	Freddie Mac, Pool #J12435	4.00	6/1/25	9
256	Freddie Mac, Pool #SD0290	4.00	4/1/50	275
36	Freddie Mac, Pool #G14453	4.00	6/1/26	38
23	Freddie Mac, Pool #ZT1800	4.00	3/1/34	24
72	Freddie Mac, Pool #G08767	4.00	6/1/47	77
38	Freddie Mac, Pool #G08483	4.00	3/1/42	42
84	Freddie Mac, Pool #G08459	4.00	9/1/41	92
133	Freddie Mac, Pool #ZS4731	4.00	8/1/47	144
50	Freddie Mac, Pool #C91738	4.00	11/1/33	55
196	Freddie Mac, Pool #ZA6946	4.00	5/1/49	210
74	Freddie Mac, Pool #Q27594	4.00	8/1/44	81
86	Freddie Mac, Pool #G08618	4.00	12/1/44	95
465	Freddie Mac, Pool #A96286	4.00	1/1/41	510
6	Freddie Mac, Pool #G08642	4.00	5/1/45	7
24	Freddie Mac, Pool #G08672	4.00	10/1/45	26
50	Freddie Mac, Pool #G08831	4.00	8/1/48	53
10	Freddie Mac, Pool #C91923	4.00	3/1/37	11
47	Freddie Mac, Pool #Q34081	4.00	6/1/45	52
99	Freddie Mac, Pool #ZT2106	4.00	3/1/49	106
90	Freddie Mac, Pool #ZS4573	4.00	7/1/44	99
130	Freddie Mac, Pool #ZS4631	4.00	9/1/45	142
21	Freddie Mac, Pool #C91994	4.00	5/1/38	22
24	Freddie Mac, Pool #Q49599	4.50	7/1/47	26
62	Freddie Mac, Pool #Q59805	4.50	11/1/48	67
75	Freddie Mac, Pool #Q57957	4.50	8/1/48	82
62	Freddie Mac, Pool #ZS4774	4.50	5/1/48	68
254	Freddie Mac, Pool #SD8002	4.50	7/1/49	278
18	Freddie Mac, Pool #Q25432	4.50	3/1/44	20
28	Freddie Mac, Pool #G08596	4.50	7/1/44	31
58	Freddie Mac, Pool #ZS4781	4.50	7/1/48	64
6	Freddie Mac, Pool #E02862	4.50	3/1/26	7
67	Freddie Mac, Pool #A97495	4.50	3/1/41	75
84	Freddie Mac, Pool #G08759	4.50	4/1/47	93
31	Freddie Mac, Pool #Q22671	4.50	11/1/43	35
7	Freddie Mac, Pool #J07849	4.50	5/1/23	7
875	Freddie Mac, Pool #A97692	4.50	3/1/41	972
26	Freddie Mac, Pool #G08781	4.50	9/1/47	29
131	Freddie Mac, Pool #ZT1711	4.50	2/1/49	143
8	Freddie Mac, Pool #A90437	4.50	1/1/40	8
13	Freddie Mac, Pool #C09059	4.50	3/1/44	15
52	Freddie Mac, Pool #G08754	4.50	3/1/47	57
151	Freddie Mac, Pool #G04913	5.00	3/1/38	172
346	Freddie Mac, Pool #C01598	5.00	8/1/33	394
23	Freddie Mac, Pool #G05205	5.00	1/1/39	26

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$10	Freddie Mac, Pool #G07068	5.00	7/1/41	$11
14	Freddie Mac, Pool #SD0093	5.00	10/1/49	16
12	Freddie Mac, Pool #G13255	5.00	7/1/23	13
143	Freddie Mac, Pool #ZT1779	5.00	3/1/49	158
139	Freddie Mac, Pool #Q00763	5.00	5/1/41	155
18	Freddie Mac, Pool #G08838	5.00	9/1/48	20
48	Freddie Mac, Pool #G06031	5.50	3/1/40	56
2	Freddie Mac, Pool #G06091	5.50	5/1/40	2
328	Freddie Mac, Pool #G01665	5.50	3/1/34	383
23	Freddie Mac, Pool #G05709	6.00	6/1/38	26
192	Freddie Mac, Pool #G02794	6.00	5/1/37	222
5	Freddie Mac, Pool #A62706	6.00	6/1/37	6
40	Freddie Mac, Pool #G03551	6.00	11/1/37	46
442	Government National Mortgage Association, Pool #MA6930	2.00	10/20/50	446
22	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	23
469	Government National Mortgage Association, Pool #MA6995	2.50	11/20/50	484
10	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	10
38	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	39
36	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	37
442	Government National Mortgage Association, Pool #MA6931	2.50	10/20/50	456
22	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	22
345	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	357
31	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	32
304	Government National Mortgage Association, Pool #MA6540	2.50	3/20/50	315
23	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	24
321	Government National Mortgage Association, Pool #MA4260	2.50	2/20/47	333
54	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	54
385	Government National Mortgage Association, Pool #MA6819	2.50	8/20/50	398
22	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	23
347	Government National Mortgage Association, Pool #MA6655	2.50	5/20/50	359
464	Government National Mortgage Association, Pool #MA6865	2.50	9/20/50	479
12	Government National Mortgage Association, Pool #711729	2.50	3/15/43	12
34	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	35
19	Government National Mortgage Association, Pool #776954	2.50	11/15/42	19
11	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	12
77	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	81
139	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	145
258	Government National Mortgage Association, Pool #MA6338	3.00	12/20/49	269
162	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	171
68	Government National Mortgage Association, Pool #779084	3.00	4/15/42	71
74	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	79
162	Government National Mortgage Association, Pool #MA4961	3.00	1/20/48	170
158	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	167
43	Government National Mortgage Association, Pool #MA3243	3.00	11/20/45	46
21	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	22
119	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	125
224	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	236
605	Government National Mortgage Association, Pool #MA6766	3.00	7/20/50	630
147	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	155
324	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	341
8	Government National Mortgage Association, Pool #5276	3.00	1/20/27	8
156	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	165
123	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	129
88	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	93
303	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	317
118	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	124
26	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	27
10	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	10
276	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	290
756	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	804
331	Government National Mortgage Association, Pool #MA6474	3.00	2/20/50	347
174	Government National Mortgage Association, Pool #MA6283	3.00	11/20/49	182
173	Government National Mortgage Association, Pool #MA6089	3.00	8/20/49	181
11	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	11
342	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	361
209	Government National Mortgage Association, Pool #MA4651	3.00	8/20/47	221
229	Government National Mortgage Association, Pool #MA6710	3.00	6/20/50	239
296	Government National Mortgage Association, Pool #MA6409	3.00	1/20/50	309

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$189	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	$200
38	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	40
219	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	233
351	Government National Mortgage Association, Pool #MA4003	3.00	10/20/46	370
98	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	103
130	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	138
106	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	112
241	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	255
128	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	136
119	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	126
349	Government National Mortgage Association, Pool #MA5076	3.00	3/20/48	366
41	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	43
14	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	15
13	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	14
136	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	144
306	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	323
262	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	276
29	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	30
50	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	52
149	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	157
558	Government National Mortgage Association, Pool #MA6599	3.00	4/20/50	583
17	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	18
95	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	101
384	Government National Mortgage Association, Pool #MA6820	3.00	8/20/50	401
175	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	186
95	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	101
214	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	228
479	Government National Mortgage Association, Pool #MA6656	3.00	5/20/50	499
42	Government National Mortgage Association, Pool #MA3520	3.00	3/20/46	45
109	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	116
36	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	39
61	Government National Mortgage Association, Pool #MA4068	3.00	11/20/46	64
100	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	106
41	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	43
110	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	119
207	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	222
137	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	147
209	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	226
157	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	167
143	Government National Mortgage Association, Pool #MA6219	3.50	10/20/49	151
108	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	116
3	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	3
77	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	83
9	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	10
214	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	232
212	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	228
106	Government National Mortgage Association, Pool #783976	3.50	4/20/43	115
149	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	161
134	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	145
273	Government National Mortgage Association, Pool #MA5019	3.50	2/20/48	290
118	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	128
85	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	92
149	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	161
37	Government National Mortgage Association, Pool #738602	3.50	8/15/26	39
203	Government National Mortgage Association, Pool #MA4962	3.50	1/20/48	217
112	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	120
73	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	78
145	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	156
154	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	165
27	Government National Mortgage Association, Pool #MA6410	3.50	1/20/50	29
24	Government National Mortgage Association, Pool #796271	3.50	7/15/42	26
336	Government National Mortgage Association, Pool #MA6711	3.50	6/20/50	355
116	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	123
207	Government National Mortgage Association, Pool #MA5816	3.50	3/20/49	221
113	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	120
245	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	265
341	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	368
184	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	200

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$185	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	$202
66	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	72
147	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	157
381	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	415
215	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	234
121	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	129
139	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	149
74	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	80
155	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	165
110	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	118
65	Government National Mortgage Association, Pool #740798	3.50	1/15/42	70
82	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	87
147	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	158
184	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	198
91	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	98
128	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	137
201	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	216
264	Government National Mortgage Association, Pool #MA5136	3.50	4/20/48	281
131	Government National Mortgage Association, Pool #MA5077	3.50	3/20/48	139
141	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	151
109	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	115
70	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	74
219	Government National Mortgage Association, Pool #MA4196	3.50	1/20/47	235
202	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	216
153	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	164
163	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	175
16	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	17
157	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	167
178	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	190
110	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	117
16	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	17
104	Government National Mortgage Association, Pool #MA5263	3.50	6/20/48	111
64	Government National Mortgage Association, Pool #BD5909	3.50	10/15/47	69
35	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	38
32	Government National Mortgage Association, Pool #MA6475	3.50	2/20/50	34
164	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	175
293	Government National Mortgage Association, Pool #MA5762	3.50	2/20/49	312
141	Government National Mortgage Association, Pool #MA5875	3.50	4/20/49	149
81	Government National Mortgage Association, Pool #778157	3.50	3/15/42	86
218	Government National Mortgage Association, Pool #MA6339	3.50	12/20/49	230
84	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	92
36	Government National Mortgage Association, Pool #753254	4.00	9/15/43	39
114	Government National Mortgage Association, Pool #MA5710	4.00	1/20/49	121
53	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	58
122	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	133
16	Government National Mortgage Association, Pool #779401	4.00	6/15/42	17
62	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	66
34	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	37
96	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	105
31	Government National Mortgage Association, Pool #738710	4.00	9/15/41	34
17	Government National Mortgage Association, Pool #766495	4.00	10/15/41	18
119	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	131
104	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	112
160	Government National Mortgage Association, Pool #MA5931	4.00	5/20/49	171
49	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	54
51	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	56
72	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	79
93	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	102
36	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	39
306	Government National Mortgage Association, Pool #MA6040	4.00	7/20/49	326
92	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	102
134	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	144
143	Government National Mortgage Association, Pool #MA5595	4.00	11/20/48	152
47	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	51
194	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	211
5	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	5
98	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	107
33	Government National Mortgage Association, Pool #MA5330	4.00	7/20/48	35

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$31	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	$34
79	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	86
185	Government National Mortgage Association, Pool #MA6155	4.00	9/20/49	198
115	Government National Mortgage Association, Pool #MA5078	4.00	3/20/48	124
120	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	130
199	Government National Mortgage Association, Pool #MA5466	4.00	9/20/48	215
31	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	33
227	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	247
46	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	50
83	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	91
141	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	155
37	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	40
118	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	130
27	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	30
81	Government National Mortgage Association, Pool #713876	4.00	8/15/39	88
88	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	96
125	Government National Mortgage Association, Pool #MA5876	4.00	4/20/49	134
100	Government National Mortgage Association, Pool #MA5986	4.00	6/20/49	107
57	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	63
20	Government National Mortgage Association, Pool #4922	4.00	1/20/41	22
340	Government National Mortgage Association, Pool #MA6091	4.00	8/20/49	363
138	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	151
55	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	60
276	Government National Mortgage Association, Pool #5139	4.00	8/20/41	307
30	Government National Mortgage Association, Pool #740068	4.00	9/15/40	33
16	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	18
69	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	76
113	Government National Mortgage Association, Pool #MA5877	4.50	4/20/49	123
151	Government National Mortgage Association, Pool #MA5987	4.50	6/20/49	163
116	Government National Mortgage Association, Pool #MA5529	4.50	10/20/48	126
95	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	105
115	Government National Mortgage Association, Pool #MA5711	4.50	1/20/49	124
108	Government National Mortgage Association, Pool #MA5652	4.50	12/20/48	117
112	Government National Mortgage Association, Pool #MA5596	4.50	11/20/48	121
103	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	114
37	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	42
18	Government National Mortgage Association, Pool #BB7097	4.50	8/15/47	20
22	Government National Mortgage Association, Pool #738793	4.50	9/15/41	25
156	Government National Mortgage Association, Pool #717148	4.50	5/15/39	175
64	Government National Mortgage Association, Pool #MA5467	4.50	9/20/48	69
98	Government National Mortgage Association, Pool #5260	4.50	12/20/41	113
271	Government National Mortgage Association, Pool #721760	4.50	8/15/40	302
94	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	105
116	Government National Mortgage Association, Pool #MA5399	4.50	8/20/48	126
21	Government National Mortgage Association, Pool #729511	4.50	4/15/40	24
98	Government National Mortgage Association, Pool #MA5818	4.50	3/20/49	106
32	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	35
59	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	67
35	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	38
17	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	19
14	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	16
165	Government National Mortgage Association, Pool #MA5764	4.50	2/20/49	179
381	Government National Mortgage Association, Pool #4801	4.50	9/20/40	424
29	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	32
59	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	67
62	Government National Mortgage Association, Pool #MA5933	5.00	5/20/49	67
44	Government National Mortgage Association, Pool #MA5988	5.00	6/20/49	48
277	Government National Mortgage Association, Pool #4559	5.00	10/20/39	313
18	Government National Mortgage Association, Pool #675179	5.00	3/15/38	20
12	Government National Mortgage Association, Pool #MA5712	5.00	1/20/49	14
28	Government National Mortgage Association, Pool #MA5765	5.00	2/20/49	31
29	Government National Mortgage Association, Pool #MA5400	5.00	8/20/48	32
63	Government National Mortgage Association, Pool #604285	5.00	5/15/33	72
123	Government National Mortgage Association, Pool #782523	5.00	11/15/35	139
9	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	10
53	Government National Mortgage Association, Pool #MA5597	5.00	11/20/48	58
17	Government National Mortgage Association, Pool #782468	5.00	11/15/38	19
29	Government National Mortgage Association, Pool #MA5819	5.00	3/20/49	31

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$42	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	$48
42	Government National Mortgage Association, Pool #712690	5.00		4/15/39	48
64	Government National Mortgage Association, Pool #694531	5.00		11/15/38	73
28	Government National Mortgage Association, Pool #MA5530	5.00		10/20/48	31
66	Government National Mortgage Association, Pool #MA5080	5.00		3/20/48	73
66	Government National Mortgage Association, Pool #MA5653	5.00		12/20/48	71
58	Government National Mortgage Association, Pool #510835	5.50		2/15/35	67
81	Government National Mortgage Association, Pool #783284	5.50		6/20/40	88
15	Government National Mortgage Association, Pool #658181	5.50		11/15/36	17
11	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	13
49	Government National Mortgage Association, Pool #4245	6.00		9/20/38	57
44	Government National Mortgage Association, Pool #4222	6.00		8/20/38	50
42	Government National Mortgage Association, Pool #781959	6.00		7/15/35	47
8	Government National Mortgage Association, Pool #699237	6.50		9/15/38	10
2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2
3,575	Government National Mortgage Association, 30 YR TBA	2.00		4/20/51	3,610
1,200	Government National Mortgage Association, 30 YR TBA	2.00		5/20/51	1,210
400	Government National Mortgage Association, 30 YR TBA	2.50		5/20/51	412
3,800	Government National Mortgage Association, 30 YR TBA	2.50		4/20/51	3,920
	Total U.S. Government Agency Mortgages				190,795

Shares
	Investment Company — 16.62%
33,733,069	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(b)		33,733
	Total Investment Company				33,733

	Total Investments Before TBA Sale Commitments (cost $237,208) — 118.85%				241,268

Principal Amount (000)
	TBA Sale Commitments(c) — (3.47)%
$(50)	Fannie Mae, 15 YR TBA	3.00		5/25/36	(53)
(200)	Fannie Mae, 15 YR TBA	2.50		4/25/36	(208)
(225)	Fannie Mae, 15 YR TBA	3.00		4/25/36	(238)
(75)	Fannie Mae, 30 YR TBA	3.50		5/25/51	(79)
(100)	Fannie Mae, 30 YR TBA	4.50		5/25/51	(109)
(175)	Fannie Mae, 30 YR TBA	4.50		4/25/51	(190)
(100)	Fannie Mae, 30 YR TBA	4.00		4/25/51	(107)
(100)	Fannie Mae, 30 YR TBA	5.50		4/25/51	(112)
(100)	Fannie Mae, 30 YR TBA	4.00		5/25/51	(107)
(950)	Fannie Mae, 30 YR TBA	3.50		4/25/51	(1,003)
(1,225)	Fannie Mae, 30 YR TBA	3.00		4/25/51	(1,276)
(425)	Government National Mortgage Association, 30 YR TBA	4.00		4/20/51	(454)
(75)	Government National Mortgage Association, 30 YR TBA	4.00		5/15/51	(80)
(325)	Government National Mortgage Association, 30 YR TBA	5.00		4/20/51	(353)
(625)	Government National Mortgage Association, 30 YR TBA	4.50		4/20/50	(675)
(925)	Government National Mortgage Association, 30 YR TBA	3.00		4/20/51	(963)
(975)	Government National Mortgage Association, 30 YR TBA	3.50		4/20/51	(1,029)
	Total TBA Sale Commitments				(7,036)
	Liabilities in excess of other assets — (15.38)%				(31,218)
	Net Assets — 100.00%				$203,014

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect on March 31, 2021.
(b)	Annualized 7-day yield as of period-end.
(c)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.

TBA—To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Asset Backed Securities	0.57%	—	0.57%
Collateralized Mortgage Obligations	7.67%	—	7.67%
U.S. Government Agency Mortgages	93.99%	—	93.99%
Investment Company	13.70%	2.92%	16.62%
TBA Sale Commitments	-3.47%	—	-3.47%
Other Assets (Liabilities)	-15.17%	-0.21%	-15.38%
Total Net Assets	97.29%	2.71%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.44%
	Alabama — 2.08%
$2,025	County of Baldwin Alabama, GO, Callable 11/1/24 @ 100.00	5.00	5/1/25	$2,338
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	752
				3,090
	Alaska — 0.95%
1,385	Municipality of Anchorage Alaska, GO, Series B	5.00	9/1/21	1,412

	Arizona — 2.75%
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	891
1,350	Maricopa County Unified School District No. 41 Gilbert, GO, Series C	5.00	7/1/25	1,596
1,590	Maricopa County Unified School District No. 48 Scottsdale, GO, Series 48-B Continuously Callable @ 100.00	4.25	7/1/25	1,606
				4,093
	Arkansas — 1.70%
2,295	Rogers School District No. 30, GO, Callable 8/1/24 @ 100.00 (State Aid Withholding)	4.00	2/1/26	2,534

	California — 1.71%
2,270	State of California, GO	5.00	11/1/23	2,550

	Connecticut — 0.84%
1,200	State of Connecticut, GO, Series A	5.00	4/15/22	1,257

	District of Columbia — 1.54%
2,000	District of Columbia, GO, Series D	5.00	6/1/24	2,297

	Florida — 9.59%
1,000	County of Miami-Dade Florida, GO	5.00	7/1/21	1,012
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	455
2,500	Orlando Utilities Commission Revenue	5.00	10/1/27	3,168
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,006
1,645	State of Florida Department of Management Services Refunding Certificates of Participation, Series A	5.00	11/1/23	1,833
1,600	State of Florida Turnpike Enterprise Revenue, Series B	5.00	7/1/21	1,619
2,420	State of Florida, GO, Series B, Callable 6/1/27 @ 100.00	5.00	6/1/28	3,019
2,105	Tohopekaliga Water Authority Utility System Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/36	2,158
				14,270
	Georgia — 3.10%
2,000	Bulloch County Board of Education, GO (State Aid Withholding)	5.00	5/1/21	2,007
2,000	State of Georgia, GO, Series A	5.00	8/1/28	2,601
				4,608
	Hawaii — 1.80%
1,970	City & County Honolulu Hawaii Wastewater System Revenue	4.00	7/1/25	2,251
425	State of Hawaii, GO, Series EO	5.00	8/1/21	432
				2,683
	Indiana — 1.40%
1,930	Indiana Municipal Power Agency Revenue, Series A	5.00	1/1/23	2,088

	Iowa — 1.51%
1,440	Ankeny Community School District, GO	5.00	6/1/23	1,583
550	Linn-Mar Community School District, GO, Callable 5/1/26 @ 100.00	5.00	5/1/27	665
				2,248
	Kansas — 1.32%
1,790	Kansas Development Finance Authority Revenue	5.00	5/1/23	1,964

	Kentucky — 1.67%
1,610	Louisville/Jefferson County Metropolitan Government, GO, Series A	5.00	8/1/22	1,713
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	777
				2,490
	Maine — 0.93%
1,340	Maine Municipal Bond Bank Revenue, Series B	5.00	11/1/21	1,377

	Maryland — 2.66%
2,250	State of Maryland, GO	5.00	8/1/28	2,909
1,000	University System of Maryland, GO, Series A	5.00	4/1/22	1,048
				3,957
	Michigan — 5.01%
2,470	Charter Township of Meridian, GO	5.00	10/1/21	2,525

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$2,350	Michigan State Housing Development Authority Revenue, Series A1, Callable 10/1/21 @ 100.00	0.65	10/1/24	$2,343
2,105	Wayne State University Revenue	5.00	11/15/26	2,590
				7,458
	Minnesota — 3.50%
2,000	Minneapolis Special School, GO (SD CRED PROG)	5.00	2/1/24	2,261
2,765	White Bear Lake Independent School, GO, Series A (SD CRED PROG)	4.00	2/1/23	2,953
				5,214
	Missouri — 1.31%
1,885	Saint Charles County Francis Howell School District, GO (State Aid Withholding)	4.00	3/1/22	1,949

	Nevada — 1.20%
1,765	County of Clark Department of Aviation Revenue, Series A	5.00	7/1/21	1,785

	New Jersey — 2.05%
2,815	New Jersey Infrastructure Bank, Series A	3.00	9/1/24	3,056

	New Mexico — 2.77%
1,400	Carlsbad Municipal School District, GO (State Aid Withholding)	5.00	8/1/22	1,488
2,500	New Mexico Finance Authority Revenue, Series B	5.00	6/1/22	2,639
				4,127
	New York — 7.57%
2,165	City of New York, GO, Series A1	5.00	8/1/23	2,402
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	258
385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	396
2,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/23	2,243
3,970	New York State Dormitory Authority Revenue	1.06	3/15/25	3,977
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	458
1,400	New York State Dormitory Authority Revenue, Series B	5.00	2/15/23	1,525
				11,259
	North Carolina — 3.26%
2,600	County of Durham North Carolina, GO	3.00	6/1/23	2,745
1,625	County of Johnston Revenue, Series A	5.00	4/1/22	1,703
375	State of North Carolina Revenue	5.00	3/1/23	408
				4,856
	Ohio — 5.02%
1,930	Cleveland Department of Public Utilities Division of Water Revenue, Series D	5.00	1/1/22	1,996
2,020	Ohio University Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	12/1/32	2,181
2,955	State of Ohio, GO, Series B	5.00	8/1/23	3,289
				7,466
	Oregon — 1.42%
1,320	City of Salem Oregon, GO	5.00	6/1/24	1,514
590	Multnomah County School District No. 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	595
				2,109
	Pennsylvania — 3.84%
2,910	Central Bucks School District, GO (State Aid Withholding)	5.00	5/15/23	3,190
2,010	Millcreek Township School District, GO (BAM)	5.00	9/15/27	2,517
				5,707
	South Carolina — 1.15%
1,635	Aiken County Consolidated School District South Carolina, GO, Series B (SCSDE)	5.00	4/1/22	1,714

	Tennessee — 0.84%
1,225	City of Murfreesboro Tennessee, GO, Series C	3.00	2/1/22	1,252

	Texas — 17.69%
1,730	Alief Independent School District, GO (PSF-GTD)	5.00	2/15/23	1,879
1,770	Carroll Independent School District, GO (PSF-GTD)	5.00	2/15/22	1,844
1,255	City of Arlington Texas, GO, Series A	5.00	8/15/22	1,337
1,565	City of Bryan Texas, GO	5.00	8/15/22	1,667
1,550	City of Garland Texas Electric Utility System Revenue	5.00	3/1/24	1,746
2,250	City of Grand Prairie Texas, GO	5.00	2/15/22	2,344
2,065	City of Irving Texas, GO	5.00	9/15/24	2,386
1,015	Conroe Independent School District, GO (PSF-GTD)	5.00	2/15/25	1,194

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00		2/15/22	$712
660	Dallas Area Rapid Transit Revenue, Series A	5.00		12/1/24	769
430	Harris County Toll Road Authority Revenue, Series B	5.00		8/15/22	458
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/22	719
625	North East Independent School District Texas, GO (PSF-GTD)	5.00		8/1/22	665
3,685	Pearland Independent School District, GO (PSF-GTD)	5.00		2/15/23	3,998
1,000	Plano Independent School, GO (PSF-GTD)	5.00		2/15/23	1,086
1,150	Round Rock Independent School District, GO (PSF-GTD)	5.00		8/1/25	1,368
2,100	San Antonio Independent School District, GO, Series A (PSF-GTD)	5.00		8/15/21	2,137
					26,309
	Virginia — 0.03%
40	Virginia Housing Development Authority Revenue, Series A Continuously Callable @ 100.00	2.05		3/1/22	40

	Washington — 4.83%
1,735	City of Seattle Washington Municipal Light & Power Revenue, Series A	5.00		1/1/24	1,957
1,500	City of Seattle Washington, GO	5.00		8/1/22	1,596
1,260	County of King Washington, GO, Series B	5.00		7/1/25	1,496
1,085	King County Washington School District No. 405, GO, Series B (SCH BD GTY)	5.00		12/1/24	1,264
820	State of Washington Revenue, Series F	5.00		9/1/22	875
					7,188
	Wisconsin — 1.40%
380	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1 (Pre-Refunded/Escrowed to Maturity)	4.00		6/1/21	382
1,000	Stevens Point Area Public School District Wisconsin, GO	5.00		4/1/24	1,138
525	Wisconsin Energy Power Supply Revenue, Series A	5.00		7/1/22	556
					2,076
	Total Municipal Bonds				146,483

Shares
	Investment Company — 3.72%
5,531,194	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		5,531
	Total Investment Company				5,531

	Total Investments (cost $150,252) — 102.16%				152,014
	Liabilities in excess of other assets — (2.16)%				(3,219)
	Net Assets — 100.00%				$148,795

(a)	Annualized 7-day yield as of period-end.

As of March 31, 2021, 100% of the Portfolio's net assets were managed by Breckinridge Capital Advisors, Inc.

BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty
SCSDE—Insured by South Carolina School Discount Enhancement
SD CRED PROG—School District Credit Program

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 97.86%
	Alabama — 1.77%
$1,675	Auburn University Revenue, Series A	5.00		6/1/26	$2,044
1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	1,579
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,067
1,000	Lower Alabama Gas District Revenue, Callable 9/1/25 @ 100.58 (Goldman Sachs)	4.00	(a)	12/1/50	1,140
1,000	Troy University Revenue, Series A (BAM)	5.00		11/1/26	1,227
					7,057
	Arizona — 1.82%
1,685	City of Phoenix Civic Improvement Corp. Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/32	2,226
1,000	Maricopa County High School District No. 210-Phoenix, GO	5.00		7/1/25	1,185
1,215	Northern Arizona University Revenue, Series B (BAM)	5.00		6/1/26	1,474
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,129
1,015	State of Arizona, Series A	5.00		10/1/25	1,215
					7,229
	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,299

	California — 3.10%
565	California State Department of Water Resources Revenue, Central Valley Project, Callable 5/10/21 @ 100.00	5.25		7/1/22	567
1,250	California State, GO	5.00		8/1/24	1,442
3,000	California State, GO, Callable 11/1/30 @ 100.00	5.00		11/1/31	3,974
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,996
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,094
1,750	State of California, GO, Callable 4/1/29 @ 100.00	5.00		4/1/30	2,240
					12,313
	Colorado — 5.44%
3,550	Colorado Health Facilities Authority Revenue, Series A	5.00		1/1/25	4,128
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,439
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00	(a)	10/1/38	5,144
1,750	Denver City & County Colorado Airport System Revenue, Series A	5.00		11/15/23	1,965
3,600	Denver City & County Colorado Airport System Revenue, Series A	5.00		12/1/25	4,234
2,970	Denver City & County School District No. 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,644
1,000	State of Colorado, Certificate of Participation	5.00		3/15/23	1,090
					21,644
	Connecticut — 1.16%
1,085	Connecticut State Health & Educational Facilities Authority Revenue, Series B	5.00		12/1/26	1,283
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,334
					4,617
	District of Columbia — 2.13%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,747
3,260	District of Columbia University Revenue, Callable 9/1/29 @ 100.00	5.00		3/1/31	4,231
1,000	District of Columbia, GO, Callable 12/1/26 @ 100.00	5.00		6/1/33	1,213
1,200	Metropolitan Washington Airports Authority Revenue, Series A (AMT)	5.00		10/1/22	1,283
					8,474
	Florida — 3.45%
2,000	Alachua County Health Facilities Authority Revenue, Callable 6/1/26 @ 100.00	5.00	(a)	12/1/37	2,403
955	County of Polk Florida Utility System Revenue	5.00		10/1/27	1,197
1,000	Florida Municipal Power Agency Revenue	5.00		10/1/25	1,197
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,747
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,723
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,892
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,543
					13,702
	Georgia — 3.32%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,050
1,000	Fayette County Hospital Authority Revenue, Callable 1/1/24 @ 100.00	5.00	(a)	7/1/54	1,127
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,382
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,833

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Georgia (continued)
$1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	0.82 (US0001M + 75 bps)	(b)	4/1/48	$1,006
5,000	Main Street Natural Gas, Inc. Revenue, Callable 6/1/26 @ 100.50	4.00	(a)	3/1/50	5,787
1,000	Savannah Economic Development Authority Revenue	1.90		8/1/24	1,023
					13,208
	Illinois — 7.55%
80	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT Continuously Callable @ 100.00	7.46		2/15/26	64
1,000	Chicago Park District, GO, Series B, Callable 1/1/24 @ 100.00	5.00		1/1/26	1,097
1,000	City of Chicago Illinois Waterworks Revenue	5.00		11/1/24	1,137
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/24 @ 100.00	5.00		11/1/25	1,151
1,000	City of Chicago Illinois Waterworks Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/24	1,069
275	Illinois State Finance Authority Revenue	5.00		5/1/22	289
1,375	Illinois State Finance Authority Revenue, Series B-2, Callable 5/15/26 @ 100.00	5.00	(a)	5/15/50	1,652
4,600	Illinois State Sales Tax Revenue, Series A	5.00		6/15/25	5,222
1,635	Illinois State Toll Highway Authority Revenue	5.00		1/1/25	1,904
1,725	Metropolitan Water Reclamation District of Greater Chicago, GO, Series B	5.00		12/1/24	2,015
3,035	Metropolitan Water Reclamation District of Greater Chicago, GO, Series A, Callable 12/1/26 @ 100.00	5.00		12/1/27	3,738
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	800
2,000	Regional Transportation Authority Revenue (AGC)	6.00		6/1/25	2,352
2,000	Sales Tax Securitization Corp. Revenue, Series A	5.00		1/1/29	2,505
1,450	University of Illinois Revenue, Series C, Callable 10/1/21 @ 100.00	5.00		4/1/25	1,480
2,995	University of Illinois, Certificate of Participation, Series B, Callable 10/1/26 @ 100.00	5.00		10/1/27	3,571
					30,046
	Indiana — 2.66%
2,500	City of Whiting Indiana Revenue (BP Plc)	5.00	(a)	12/1/44	3,023
2,250	Indiana Finance Authority Revenue, Series B, Callable 1/1/25 @ 100.00	2.25	(a)	12/1/58	2,393
1,500	Indiana Finance Authority Revenue, Series A	3.13		12/1/24	1,626
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,290
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,162
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,087
					10,581
	Kentucky — 2.45%
1,300	City of Owensboro Kentucky Electric Light & Power System Revenue	4.00		1/1/23	1,387
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,394
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,100
3,500	Kentucky Public Energy Authority Revenue, Series B, Callable 10/1/24 @ 100.24	4.00	(a)	1/1/49	3,872
					9,753
	Louisiana — 1.32%
1,415	Jefferson Sales Tax District, Series A (AGM)	5.00		12/1/25	1,675
2,500	Louisiana Offshore Terminal Authority Revenue	1.65	(a)	9/1/33	2,550
1,000	Parish of St. John the Baptist Louisiana Revenue	2.10	(a)	6/1/37	1,021
					5,246
	Maine — 0.30%
1,025	Finance Authority of Maine Revenue (AGC)	5.00		12/1/26	1,203

	Maryland — 4.10%
2,905	County of Montgomery Maryland, GO, Series A, Callable 8/1/30 @ 100.00	4.00		8/1/31	3,594
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,057
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,557
2,090	Maryland State Transportation Authority Revenue (AMT)	5.00		6/1/28	2,596
2,500	State of Maryland Department of Transportation Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	3,321
1,000	State of Maryland Department of Transportation Revenue, Callable 10/1/27 @ 100.00	4.00		10/1/32	1,162
					16,287
	Massachusetts — 1.17%
1,400	Massachusetts Educational Financing Authority Revenue, Series B	5.00		7/1/29	1,787
1,615	Massachusetts State Educational Financing Authority Revenue, Series A (AMT)	5.00		7/1/23	1,719

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$1,000	Massachusetts State Educational Financing Authority Revenue (AMT)	5.00	1/1/25	$1,161
				4,667
	Michigan — 4.13%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00	7/1/24	2,069
1,000	Michigan Finance Authority Revenue, Callable 6/1/25 @ 100.00	5.50	12/1/29	1,181
1,100	Michigan Finance Authority Revenue	5.00	10/1/29	1,445
1,280	Michigan Finance Authority Revenue, Series B	5.00	10/1/30	1,711
2,190	Michigan Finance Authority Revenue, Series B, Callable 10/1/30 @ 100.00	5.00	10/1/31	2,909
1,450	Michigan State Building Authority Revenue	5.00	4/15/25	1,705
1,605	Michigan Strategic Fund Revenue	5.00	6/30/25	1,862
2,960	Utica Community Schools, GO (Q-SBLF)	5.00	5/1/26	3,558
				16,440
	Minnesota — 0.30%
1,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Series C	5.00	1/1/26	1,194

	Missouri — 1.84%
2,400	Health & Educational Facilities Authority of the State of Missouri Revenue	5.00	6/1/25	2,833
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00	11/15/23	1,118
2,505	The Curators of The University of Missouri Revenue	5.00	11/1/30	3,366
				7,317
	Nebraska — 0.62%
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/31	1,234
1,000	City of Omaha Nebraska Sewer Revenue, Series A, Callable 4/1/30 @ 100.00	4.00	4/1/32	1,234
				2,468
	Nevada — 2.75%
3,470	Clark County Nevada School District, GO, Series A	5.00	6/15/23	3,800
1,000	Clark County Nevada School District, GO, Series A	5.00	6/15/26	1,187
3,500	Las Vegas Valley Water District, GO	5.00	6/1/31	4,766
1,000	State of Nevada Highway Improvement Revenue	5.00	12/1/24	1,168
				10,921
	New Jersey — 2.31%
430	New Jersey Economic Development Authority Revenue, Callable 11/1/29 @ 100.00	5.00	11/1/30	537
1,660	New Jersey Housing & Mortgage Finance Agency Revenue, Series D	4.00	4/1/22	1,720
1,210	New Jersey State Economic Development Authority Revenue, School Facilities Construction	5.00	6/15/28	1,503
2,000	New Jersey State Higher Education Student Assistance Authority Revenue, Series B (AMT)	5.00	12/1/22	2,152
1,000	State of New Jersey, GO, Series A	4.00	6/1/30	1,213
1,990	Tobacco Settlement Financing Corp. New Jersey Revenue, Series B	3.20	6/1/27	2,049
				9,174
	New York — 6.74%
2,890	City of New York, GO, Series A-1, Callable 10/1/30 @ 100.00	5.00	4/1/32	3,778
4,000	City of New York, GO, Series A-1	5.00	8/1/27	4,997
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,071
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,185
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00	7/1/26	3,250
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00	8/1/29	1,146
2,000	New York City Water & Sewer System Revenue, Callable 12/15/30 @ 100.00	5.00	6/15/31	2,635
1,500	New York State Dormitory Authority Revenue, Series D	5.00	2/15/25	1,759
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th (AMT)	5.00	9/1/23	4,980
				26,801
	North Carolina — 1.77%
1,000	City of Charlotte North Carolina Airport Revenue, Series C	5.00	7/1/24	1,146
1,000	County of Wake North Carolina Revenue	5.00	9/1/28	1,294
3,000	County of Wake North Carolina, GO	5.00	9/1/24	3,465
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00	1/1/24	1,128
				7,033
	Ohio — 3.08%
1,750	American Municipal Power, Inc. Revenue, Series A	5.00	2/15/24	1,970

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio (continued)
$1,500	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00		2/15/27	$1,668
3,000	Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Callable 6/1/30 @ 100.00	5.00		6/1/32	3,901
565	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System Continuously Callable @ 100.00 (MBIA)	5.50		10/15/25	629
1,850	University of Cincinnati Revenue	5.00		6/1/27	2,307
775	University of Cincinnati Revenue	5.00		6/1/26	942
700	University of Cincinnati Revenue	5.00		6/1/25	826
					12,243
	Oklahoma — 0.92%
1,000	Oklahoma Development Finance Authority Revenue, Callable 6/30/22 @ 100.00	1.63		7/6/23	1,006
2,000	Oklahoma Turnpike Authority Revenue	5.00		1/1/30	2,636
					3,642
	Oregon — 1.21%
1,305	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis, GO, Series A (SCH BD GTY)	5.00	(a)	6/15/25	1,549
2,500	Multnomah County School District No. 1 Portland, GO (SCH BD GTY)	5.00		6/15/29	3,270
					4,819
	Pennsylvania — 6.41%
3,500	City of Philadelphia PA Water & Wastewater Revenue, Callable 10/1/30 @ 100.00	5.00		10/1/32	4,557
1,000	City of Philadelphia Pennsylvania Water & Wastewater Revenue, Series B	5.00		11/1/27	1,253
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,363
4,000	Delaware Valley Regional Finance Authority Revenue, Series B, Callable 9/1/21 @ 100.00 (CNTY-GTD)	0.47 (MUNIPSA + 42 bps)	(b)	9/1/48	3,997
850	Easton Area School District, GO, Series A (State Aid Withholding)	4.00		4/1/25	962
1,860	Luzerne County Industrial Development Authority Revenue, Callable 12/3/29 @ 100.00	2.45	(a)	12/1/39	1,963
2,500	Pennsylvania Economic Development Financing Authority Revenue (AMT)	2.15	(a)	7/1/41	2,638
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,861
3,225	School District of Philadelphia, GO	5.00		9/1/28	4,049
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,853
					25,496
	Rhode Island — 0.82%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,190
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A (AMT)	5.00		12/1/22	1,069
					3,259
	South Carolina — 1.15%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,566

	Tennessee — 0.76%
1,500	Tennessee Energy Acquisition Corp. Revenue, Callable 8/1/25 @ 100.22	4.00	(a)	11/1/49	1,699
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,336
					3,035
	Texas — 14.75%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,345
1,025	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/27	1,287
1,230	Arlington Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/28	1,577
1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,108
2,450	City of Dallas Texas, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,847
1,000	City of Dallas Texas, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,075
2,500	City of Houston Texas Airport System Revenue, Series C (AMT)	5.00		7/1/25	2,935
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,621
1,205	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,389
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,918
2,300	Dallas Love Field Revenue (AMT)	5.00		11/1/25	2,710
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,764
1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,184
65	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	68
3,500	Grand Parkway Transportation Corp. Revenue	5.00		2/1/23	3,790
2,100	Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine Revenue	5.00		11/15/27	2,546

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$2,095	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/23	$2,305
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,966
1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,834
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,287
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue (AMT)	5.00		11/1/22	1,069
1,000	Lower Colorado River Texas Authority Revenue	5.00		5/15/26	1,215
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,183
1,000	North Texas Tollway Authority Revenue, Series A	5.00		1/1/24	1,125
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,073
1,750	San Antonio Texas Airport System Revenue	5.00		7/1/25	2,037
1,000	San Antonio Texas Airport System Revenue	5.00		7/1/26	1,194
1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,658
1,000	Texas State College Student Loan, GO	5.00		8/1/22	1,063
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,664
1,300	West Harris County Regional Water Authority Revenue	5.00		12/15/27	1,650
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,206
					58,693
	Utah — 0.34%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,340

	Virginia — 2.65%
1,500	City of Richmond VA Public Utility Revenue, Callable 1/15/26 @ 100.00	5.00		1/15/29	1,795
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,054
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,101
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,144
850	Hampton Roads Transportation Accountability Commission Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	1,125
2,000	King George County Economic Development Authority Revenue	2.50	(a)	6/1/23	2,006
1,000	Roanoke Economic Development Authority Revenue	5.00		7/1/25	1,187
1,000	Virginia Public Building Authority Revenue, Series B (AMT)	5.00		8/1/24	1,146
					10,558
	Washington — 1.95%
90	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B (AMT)	5.00		1/1/22	93
1,500	Port of Seattle Washington Revenue (AMT)	5.00		4/1/26	1,795
1,600	Washington Health Care Facilities Authority Revenue, Series B1, Callable 2/1/24 @ 100.00	5.00	(a)	8/1/49	1,801
2,310	Washington Health Care Facilities Authority Revenue	5.00		8/15/23	2,569
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,497
					7,755
	Wisconsin — 1.29%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,089
1,225	University of Wisconsin Hospitals & Clinics Revenue	5.00		4/1/26	1,488
1,100	Wisconsin Health & Educational Facilities Authority	4.00		11/15/26	1,304
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,245
					5,126
	Total Municipal Bonds				389,206

Shares
	Investment Company — 0.96%
3,803,082	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(c)		3,803
	Total Investment Company				3,803

	Total Investments (cost $380,997) — 98.82%				393,009
	Other assets in excess of liabilities — 1.18%				4,707
	Net Assets — 100.00%				$397,716

(a)	Interest rate is determined by the Remarketing Agent. The rate disclosed is the rate in effect on March 31, 2021.
(b)	Variable Rate Security. The rate disclosed is the rate in effect on March 31, 2021.
(c)	Annualized 7-day yield as of period-end.

AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
bps—Basis Points
CNTY-GTD—County Guarantee
GO—General Obligation
MBIA—Municipal Bond Insurance Association
MUNIPSA—SIFMA Municipal Swap Index Yield
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty
US0001M—1 Month US Dollar LIBOR

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Intermediate Term Municipal Bond Portfolio	Mellon Investments Corporation	HC Capital Solutions	Total
Municipal Bonds	97.86%	—	97.86%
Investment Company	—	0.96%	0.96%
Other Assets (Liabilities)	1.33%	-0.15%	1.18%
Total Net Assets	99.19%	0.81%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 65.30%
	Alabama — 3.28%
$1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	$1,634
260	Pell City Alabama, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/26	305
740	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	863
				2,802
	Arizona — 0.53%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	455

	Florida — 8.23%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,534
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,584
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	860
585	Orange County Florida School Board, Certificates of Participation, Series A	5.00	8/1/23	646
800	State of Florida, GO, Series A	5.00	6/1/23	882
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,536
				7,042
	Idaho — 1.59%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,363

	Illinois — 2.02%
1,400	Illinois Finance Authority Revenue	5.00	1/1/27	1,727

	Iowa — 1.94%
1,410	City of Bettendorf Iowa, GO, Series D	5.00	6/1/25	1,661

	Kansas — 1.11%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	948

	Massachusetts — 0.77%
600	Massachusetts State, GO, Series A	5.00	3/1/23	655

	Nevada — 5.96%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	885
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,281
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	909
1,800	State of Nevada Highway Improvement Revenue, Series A	5.00	12/1/23	2,022
				5,097
	New Mexico — 1.51%
1,025	Albuquerque Municipal School District No. 12, GO, Callable 8/1/28 @ 100.00 (State Aid Withholding)	5.00	8/1/29	1,290

	New York — 3.04%
570	City of New York, GO	5.00	4/1/31	755
600	Metropolitan Transportation Authority Revenue, Series A-1	5.00	2/1/23	646
495	New York City Transitional Finance Authority Revenue, Series D Continuously Callable @ 100.00	5.25	2/1/22	497
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	705
				2,603
	North Carolina — 2.61%
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,881
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	352
				2,233
	Ohio — 5.37%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	778
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,293
500	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	623
800	Ohio State University Revenue	5.00	12/1/22	863
975	Ohio Water Development Authority Revenue	5.00	6/1/22	1,033
				4,590
	Pennsylvania — 1.76%
190	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	208
1,185	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,295
				1,503

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2021 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Dakota — 2.43%
$1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00		4/1/29	$2,083

	Texas — 13.76%
1,550	City of Missouri City Texas, GO, Callable 6/15/26 @ 100.00	5.00		6/15/30	1,839
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00		3/1/29	364
540	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		10/1/23	553
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Callable 10/1/25 @ 100.00	5.00		10/1/27	1,780
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00		8/15/30	1,856
1,460	Humble Independent School District, GO, Series C	5.00		2/15/24	1,649
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00		2/1/24	1,939
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00		4/15/26	1,797
					11,777
	Washington — 7.88%
1,415	Chelan County Public Utility District No. 1 Revenue, Callable 7/1/30 @ 100.00	5.00		7/1/31	1,850
1,050	King County School District No. 405 Bellevue, GO, Callable 12/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/29	1,305
1,250	King County School District No. 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00 (SCH BD GTY)	5.00		12/1/27	1,555
1,575	King County Washington, GO, Callable 1/1/29 @ 100.00	5.00		1/1/30	2,029
					6,739
	West Virginia — 1.51%
1,000	State of West Virginia, GO, Series A, Callable 6/1/29 @ 100.00	5.00		6/1/33	1,289

	Total Municipal Bonds				55,857

Shares
	Investment Companies — 33.66%
27,397	BlackRock California Municipal Income Trust				393
40,704	BlackRock Muni Intermediate Duration Fund, Inc.				612
38,782	BlackRock Municipal 2030 Target Term Trust				985
46,280	BlackRock Municipal Income Quality Trust				699
24,245	BlackRock MuniEnhanced Fund, Inc.				287
27,940	BlackRock MuniHoldings Investment Quality Fund				399
42,274	BlackRock MuniYield Fund, Inc.				607
70,000	BlackRock MuniYield Quality Fund III, Inc.				998
34,498	DWS Municipal Income Trust				402
32,000	Eaton Vance California Municipal Bond Fund				372
90,000	Eaton Vance Municipal Bond Fund				1,197
40,000	Eaton Vance Municipal Income Trust				551
52,351	Invesco Advantage Municipal Income Trust II				620
45,000	Invesco Municipal Opportunity Trust				593
45,000	Invesco Municipal Trust				594
45,000	Invesco Quality Municipal Income Trust				584
45,000	Invesco Trust for Investment Grade Municipals				607
70,000	Nuveen AMT-Free Municipal Credit Income Fund				1,183
133,276	Nuveen AMT-Free Quality Municipal Income Fund				1,975
26,152	Nuveen California AMT-Free Quality Municipal Income Fund				404
65,000	Nuveen California Quality Municipal Income Fund				966
125,000	Nuveen Municipal Credit Income Fund				2,021
39,579	Nuveen New York AMT-Free Quality Municipal Income Fund				540
132,044	Nuveen Quality Municipal Income Fund				1,999
8,811,211	State Street Institutional Treasury Plus Money Market Fund, Trust Class	0.01	(a)		8,811
30,601	Western Asset Managed Municipals Fund, Inc.				398
	Total Investment Companies				28,797

	Total Investments (cost $81,813) — 98.96%				84,654
	Other assets in excess of liabilities — 1.04%				889
	Net Assets — 100.00%				$85,543

(a)	Annualized 7-day yield as of period-end.

AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2021 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of March 31, 2021.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	City of London Investment Management Company, Limited	HC Capital Solutions	Total
Municipal Bonds	65.30%	—	—	65.30%
Investment Companies	0.20%	23.36%	10.10%	33.66%
Other Assets (Liabilities)	0.80%	0.28%	-0.04%	1.04%
Total Net Assets	66.30%	23.64%	10.06%	100.00%

Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.